UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22321

MainStay Funds Trust

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010

(Address of principal executive offices) (Zip Code)

J. Kevin Gao, Esq., 30 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-624-6782

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

Item 1. Schedule of Investments.

The schedule of investments for the period ended July 31, 2016 is filed herewith.

MainStay Balanced Fund
Portfolio of Investments July 31, 2016 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 38.4%†
	Asset-Backed Securities 1.8%
	Automobile 0.1%
	Chesapeake Funding LLC Series 2013-1A, Class A 0.92%, due 1/7/25 (a)(b)	$159,496	$159,449
	Hertz Vehicle Financing LLC Series 2016-1A, Class A 2.32%, due 3/25/20 (b)	400,000	402,224
			561,673
	Other ABS 1.7%
	Apartment Investment & Management Co. CLO Series 2014-AA, Class A 2.174%, due 7/20/26 (a)(b)	500,000	497,890
	Apidos CLO XIV Series 2013-14A, Class A 1.778%, due 4/15/25 (a)(b)	1,250,000	1,237,238
	Ares XXVII CLO, Ltd. Series 2013-2A, Class A1 1.884%, due 7/28/25 (a)(b)	587,000	583,525
	Babson CLO, Ltd. Series 2013-IA, Class A 1.734%, due 4/20/25 (a)(b)	1,300,000	1,286,064
	Carlyle Global Market Strategies CLO, Ltd. Series 2014-2A, Class A 2.088%, due 5/15/25 (a)(b)	800,000	798,640
	Cedar Funding IV CLO, Ltd. Series 2014-4A, Class A1 2.138%, due 10/23/26 (a)(b)	588,000	584,413
	Dryden XXXI Senior Loan Fund Series 2014-31A, Class A 1.983%, due 4/18/26 (a)(b)	820,000	816,597
	Galaxy XVII CLO, Ltd. Series 2014-17A, Class A 2.108%, due 7/15/26 (a)(b)	600,000	597,252
	Highbridge Loan Management, Ltd. Series 6A-2015, Class A 2.071%, due 5/5/27 (a)(b)	600,000	598,548
	Jamestown CLO III, Ltd. Series 2013-3A, Class A1A 2.078%, due 1/15/26 (a)(b)	1,100,000	1,096,161
	Magnetite XII, Ltd. Series 2015-12A, Class A 2.128%, due 4/15/27 (a)(b)	1,100,000	1,096,799
	Neuberger Berman CLO XIX, Ltd. Series 2015-19A, Class A1 2.048%, due 7/15/27 (a)(b)	1,000,000	996,217
	Octagon Loan Funding, Ltd. Series 2014-1A, Class A1 2.068%, due 11/18/26 (a)(b)	1,150,000	1,147,447
	Race Point VIII CLO, Ltd. Series 2013-8A, Class A 1.868%, due 2/20/25 (a)(b)	780,000	774,977
	Sheridan Square CLO, Ltd. Series 2013-1A, Class A2 1.798%, due 4/15/25 (a)(b)	800,000	792,640
	Volvo Financial Equipment LLC Series 2016-IA, Class A3 1.67%, due 2/18/20 (b)	200,000	200,021
	Voya CLO, Ltd. Series 2014-2A, Class A1 2.083%, due 7/17/26 (a)(b)	1,000,000	1,001,720
			14,106,149
	Total Asset-Backed Securities (Cost $14,698,669)		14,667,822

	Corporate Bonds 16.8%
	Auto Manufacturers 0.9%
	Daimler Finance North America LLC 1.50%, due 7/5/19 (b)	1,333,000	1,332,658
	Ford Motor Credit Co. LLC
	3.219%, due 1/9/22	2,700,000	2,800,310
	3.336%, due 3/18/21	800,000	834,447
	General Motors Financial Co., Inc.
	3.20%, due 7/6/21	350,000	355,228
	4.375%, due 9/25/21	1,600,000	1,713,850
	Toyota Motor Credit Corp. 1.20%, due 4/6/18	675,000	677,485
			7,713,978
	Banks 4.8%
	Bank of America Corp.
	2.625%, due 4/19/21	1,650,000	1,681,522
	4.45%, due 3/3/26	1,150,000	1,235,049
	Bank of America N.A. 2.05%, due 12/7/18	800,000	812,351
	Bank of New York Mellon Corp. (The) 2.60%, due 8/17/20	1,150,000	1,195,246
	Branch Banking & Trust Co. 2.85%, due 4/1/21	575,000	606,896
	Citigroup, Inc.
	2.35%, due 8/2/21	1,375,000	1,380,956
	4.60%, due 3/9/26	1,500,000	1,613,110
	Cooperatieve Rabobank UA 4.375%, due 8/4/25	1,500,000	1,582,660
	Credit Suisse Group Funding Guernsey, Ltd.
	3.80%, due 9/15/22	3,100,000	3,155,388
	4.55%, due 4/17/26 (b)	525,000	554,102
	Discover Bank
	3.10%, due 6/4/20	1,210,000	1,247,627
	3.45%, due 7/27/26	800,000	805,950
	Fifth Third Bancorp 4.30%, due 1/16/24	1,800,000	1,947,854
	Goldman Sachs Group, Inc. (The)
	2.625%, due 4/25/21	500,000	509,122
	2.875%, due 2/25/21	1,400,000	1,441,549
	5.375%, due 3/15/20	450,000	501,993
	6.00%, due 6/15/20	175,000	200,249
	HBOS PLC 6.75%, due 5/21/18 (b)	2,400,000	2,584,548
	HSBC Bank USA N.A. 6.00%, due 8/9/17	950,000	989,463
	Huntington National Bank (The)
	2.20%, due 11/6/18	675,000	684,007
	2.875%, due 8/20/20	750,000	773,853
¤	JPMorgan Chase & Co. 3.875%, due 9/10/24	3,850,000	4,056,726
	Korea Development Bank (The)
	1.50%, due 1/22/18	200,000	200,243
	3.875%, due 5/4/17	400,000	408,244
	Manufacturers & Traders Trust Co. 2.30%, due 1/30/19	500,000	509,914
	Mizuho Financial Group, Inc. 2.632%, due 4/12/21 (b)	700,000	718,292
¤	Morgan Stanley
	3.125%, due 7/27/26	500,000	503,561
	4.35%, due 9/8/26	2,000,000	2,129,182
	5.50%, due 1/26/20	1,130,000	1,262,437
	5.625%, due 9/23/19	600,000	668,593
	PNC Bank NA 2.30%, due 6/1/20	250,000	257,112
	UBS Group Funding Jersey, Ltd. 4.125%, due 4/15/26 (b)	1,900,000	2,008,889
	Wells Fargo & Co. 4.10%, due 6/3/26	550,000	594,727
			38,821,415
	Beverages 0.7%
	Anheuser-Busch InBev Finance, Inc.
	2.65%, due 2/1/21	1,250,000	1,294,814
	3.65%, due 2/1/26	1,850,000	1,986,315
	Molson Coors Brewing Co. 2.10%, due 7/15/21	2,750,000	2,786,523
			6,067,652
	Building Materials 0.4%
	Fortune Brands Home & Security, Inc. 4.00%, due 6/15/25	1,600,000	1,705,363
	Masco Corp.
	3.50%, due 4/1/21	950,000	986,841
	4.375%, due 4/1/26	800,000	852,000
			3,544,204
	Chemicals 0.5%
	Airgas, Inc. 2.375%, due 2/15/20	750,000	765,988
	Albemarle Corp. 3.00%, due 12/1/19	875,000	891,439
	LYB International Finance B.V. 4.00%, due 7/15/23	975,000	1,064,884
	NewMarket Corp. 4.10%, due 12/15/22	1,065,000	1,114,413
	NOVA Chemicals Corp. 5.00%, due 5/1/25 (b)	500,000	507,500
			4,344,224
	Computers 0.2%
	Hewlett-Packard Enterprise Co. 3.60%, due 10/15/20 (b)	1,250,000	1,318,367

	Electric 1.4%
	Arizona Public Service Co. 2.20%, due 1/15/20	650,000	664,113
	Emera U.S. Finance, L.P. 2.70%, due 6/15/21 (b)	1,500,000	1,535,364
	ENGIE S.A. 1.625%, due 10/10/17 (b)	450,000	451,042
	Entergy Corp. 4.00%, due 7/15/22	1,025,000	1,111,736
	Exelon Corp. 2.85%, due 6/15/20	825,000	857,320
	FirstEnergy Transmission LLC 4.35%, due 1/15/25 (b)	1,850,000	1,984,425
	Great Plains Energy, Inc. 4.85%, due 6/1/21	210,000	230,879
	Kansas City Power & Light Co. 7.15%, due 4/1/19	1,000,000	1,142,606
	Niagara Mohawk Power Corp. 2.721%, due 11/28/22 (b)	325,000	336,069
	Southern Co. (The) 2.95%, due 7/1/23	3,300,000	3,425,525
			11,739,079
	Electronics 0.3%
	Amphenol Corp. 3.125%, due 9/15/21	400,000	414,801
	Fortive Corp. 2.35%, due 6/15/21 (b)	2,000,000	2,042,042
			2,456,843
	Finance - Credit Card 0.4%
	American Express Credit Corp. 1.197%, due 3/18/19 (a)	725,000	726,417
	Capital One Bank USA N.A. 2.15%, due 11/21/18	1,540,000	1,552,777
	Discover Financial Services
	3.85%, due 11/21/22	525,000	540,345
	5.20%, due 4/27/22	75,000	82,823
			2,902,362
	Finance - Other Services 0.1%
	Intercontinental Exchange, Inc. 2.75%, due 12/1/20	825,000	862,273

	Food 0.1%
	Ingredion, Inc.
	1.80%, due 9/25/17	250,000	251,606
	4.625%, due 11/1/20	650,000	715,564
			967,170
	Health Care - Products 0.1%
	Becton Dickinson and Co. 3.734%, due 12/15/24	675,000	734,354

	Health Care - Services 0.3%
	Aetna, Inc. 2.80%, due 6/15/23	2,250,000	2,315,810

	Home Furnishing 0.1%
	Samsung Electronics America, Inc. 1.75%, due 4/10/17 (b)	525,000	526,806

	Insurance 0.8%
	American International Group, Inc. 3.30%, due 3/1/21	975,000	1,022,318
	Assurant, Inc. 2.50%, due 3/15/18	850,000	860,912
	Chubb INA Holdings, Inc. 3.35%, due 5/3/26	1,000,000	1,078,685
	Nationwide Financial Services, Inc. 5.375%, due 3/25/21 (b)	1,450,000	1,615,755
	Pricoa Global Funding I 2.20%, due 6/3/21 (b)	300,000	306,065
	Principal Financial Group, Inc. 8.875%, due 5/15/19	450,000	531,230
	Voya Financial, Inc. 2.90%, due 2/15/18	839,000	855,498
			6,270,463
	Iron & Steel 0.1%
	Carpenter Technology Corp. 4.45%, due 3/1/23	350,000	345,048
	Reliance Steel & Aluminum Co. 4.50%, due 4/15/23	550,000	570,705
			915,753
	Media 0.5%
	Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 4.908%, due 7/23/25 (b)	3,400,000	3,754,134

	Mining 0.1%
	Rio Tinto Finance USA, Ltd. 3.75%, due 6/15/25	1,000,000	1,074,200

	Miscellaneous - Manufacturing 0.1%
	General Electric Co.
	4.375%, due 9/16/20	151,000	168,282
	6.00%, due 8/7/19	215,000	245,577
			413,859
	Oil & Gas 0.9%
	Anadarko Petroleum Corp. 4.85%, due 3/15/21	1,000,000	1,058,777
	BP Capital Markets PLC
	1.846%, due 5/5/17	225,000	226,164
	3.062%, due 3/17/22	1,000,000	1,049,918
	Exxon Mobil Corp. 2.222%, due 3/1/21	450,000	463,969
	Helmerich & Payne International Drilling Co. 4.65%, due 3/15/25	1,050,000	1,110,605
	Nabors Industries, Inc. 5.00%, due 9/15/20	1,210,000	1,138,549
	Petroleos Mexicanos
	3.50%, due 7/23/20	200,000	201,250
	3.50%, due 1/30/23	300,000	284,250
	Shell International Finance B.V. 3.25%, due 5/11/25	1,800,000	1,897,963
			7,431,445
	Oil & Gas Services 0.2%
	Schlumberger Holdings Corp. 3.00%, due 12/21/20 (b)	1,250,000	1,311,209

	Pharmaceuticals 0.9%
	Actavis Funding SCS
	3.00%, due 3/12/20	1,600,000	1,664,507
	3.80%, due 3/15/25	650,000	690,746
	Bayer U.S. Finance LLC 2.375%, due 10/8/19 (b)	1,300,000	1,327,989
	Mylan N.V. 3.15%, due 6/15/21 (b)	2,000,000	2,062,664
	Teva Pharmaceutical Finance Netherlands III B.V. 2.80%, due 7/21/23	1,625,000	1,653,186
			7,399,092
	Pipelines 0.8%
	Energy Transfer Partners, L.P. 4.15%, due 10/1/20	950,000	985,904
	Kinder Morgan, Inc. 3.05%, due 12/1/19	1,850,000	1,896,787
	Phillips 66 Partners, L.P. 3.605%, due 2/15/25	975,000	954,586
	Plains All American Pipeline, L.P. / PAA Finance Corp. 8.75%, due 5/1/19	800,000	926,542
	Spectra Energy Partners, L.P. 2.95%, due 9/25/18	425,000	434,405
	Texas Eastern Transmission, L.P. 2.80%, due 10/15/22 (b)	525,000	525,514
	TransCanada Pipelines, Ltd. 1.625%, due 11/9/17	800,000	803,180
			6,526,918
	Real Estate Investment Trusts 0.4%
	Boston Properties, L.P. 3.70%, due 11/15/18	550,000	575,148
	Brandywine Operating Partnership, L.P. 5.70%, due 5/1/17	1,525,000	1,570,804
	DDR Corp. 4.75%, due 4/15/18	800,000	836,267
	Host Hotels & Resorts, L.P. 6.00%, due 10/1/21	325,000	370,206
	Liberty Property, L.P. 4.40%, due 2/15/24	275,000	297,403
			3,649,828
	Retail 0.1%
	Home Depot, Inc. (The) 3.00%, due 4/1/26	725,000	780,532

	Semiconductors 0.1%
	Lam Research Corp. 2.80%, due 6/15/21	650,000	670,473

	Software 0.4%
	Fiserv, Inc. 4.75%, due 6/15/21	500,000	556,784
	Oracle Corp. 1.90%, due 9/15/21	2,800,000	2,808,910
			3,365,694
	Sovereign 0.0%‡
	Export-Import Bank of Korea 1.75%, due 2/27/18	200,000	200,862

	Telecommunications 1.0%
	AT&T, Inc.
	4.125%, due 2/17/26	1,800,000	1,960,081
	4.45%, due 4/1/24	900,000	996,022
	Orange S.A. 2.75%, due 2/6/19	475,000	489,557
	Telefonica Emisiones SAU 3.192%, due 4/27/18	1,000,000	1,026,074
	Verizon Communications, Inc.
	2.625%, due 8/15/26	875,000	873,599
	5.15%, due 9/15/23	2,200,000	2,579,071
			7,924,404
	Transportation 0.1%
	Burlington Northern Santa Fe LLC 4.70%, due 10/1/19	400,000	442,612

	Total Corporate Bonds (Cost $131,639,703)		136,446,015

	Foreign Government Bonds 0.1%
	Sovereign 0.1%
	Poland Government International Bond 5.00%, due 3/23/22	150,000	171,938
	Russian Federation 3.50%, due 1/16/19 (b)	600,000	612,416
	Total Foreign Government Bonds (Cost $746,386)		784,354

	Mortgage-Backed Securities 0.6%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.6%
	Citigroup Commercial Mortgage Trust Series 2014-GC21, Class A5 3.855%, due 5/10/47	200,000	222,934
	COMM Mortgage Trust
	Series 2013-THL, Class A2 1.523%, due 6/8/30 (a)(b)	800,000	801,507
	Series 2013-LC13, Class A2 3.009%, due 8/10/46	600,000	617,521
	GRACE Mortgage Trust Series 2014-GRCE, Class A 3.369%, due 6/10/28 (b)	400,000	428,424
	JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class A2 3.019%, due 8/15/46	600,000	621,349
	JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-C6, Class A2 2.206%, due 5/15/45	373,310	374,572
	LB-UBS Commercial Mortgage Trust Series 2006-C7, Class A3 5.347%, due 11/15/38	55,798	55,836
	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2013-C13, Class A2 2.936%, due 11/15/46	500,000	514,375
	Series 2013-C12, Class A4 4.259%, due 10/15/46	600,000	684,153
	Morgan Stanley Capital I Trust Series 2007-T25, Class A3 5.514%, due 11/12/49 (a)	356,337	358,256
	Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class A4 5.308%, due 11/15/48	46,462	46,600
	Wells Fargo Commercial Mortgage Trust Series 2016-C33, Class AS 3.749%, due 3/15/59	100,000	109,579

	Total Mortgage-Backed Securities (Cost $4,803,302)		4,835,106

	U.S. Government & Federal Agencies 19.1%
	Federal Home Loan Bank 0.3%
	0.875%, due 6/29/18	2,500,000	2,503,445

¤	Federal Home Loan Mortgage Corporation 0.9%
	1.00%, due 3/8/17	1,200,000	1,203,402
	1.00%, due 9/27/17	225,000	225,855
	1.125%, due 5/25/18	600,000	600,080
	1.20%, due 8/24/18	700,000	700,053
	1.25%, due 1/29/19	1,000,000	1,000,650
	1.25%, due 10/2/19	775,000	783,294
	1.30%, due 4/29/19	850,000	850,825
	1.35%, due 2/26/19	500,000	500,144
	2.375%, due 1/13/22	1,500,000	1,589,739
			7,454,042
¤	Federal National Mortgage Association 1.2%
	0.875%, due 8/2/19	850,000	848,572
	1.00%, due 12/28/17	300,000	300,015
	1.00%, due 2/15/18	650,000	650,043
	1.25%, due 7/26/19	1,000,000	999,398
	1.25%, due 5/6/21	2,100,000	2,107,153
	1.375%, due 2/26/21	1,500,000	1,516,135
	1.75%, due 9/12/19	650,000	666,723
	1.75%, due 11/26/19	1,500,000	1,539,106
	2.125%, due 4/24/26	1,200,000	1,238,384
			9,865,529
¤	United States Treasury Notes 16.7%
	0.625%, due 12/31/16	725,000	725,762
	0.75%, due 6/30/17	13,200,000	13,219,074
	0.75%, due 12/31/17	700,000	701,012
	0.75%, due 7/31/18	29,000,000	29,046,458
	0.75%, due 7/15/19	8,700,000	8,697,625
	0.875%, due 4/30/17	1,600,000	1,604,064
	0.875%, due 5/31/18	17,400,000	17,465,929
	0.875%, due 6/15/19	34,765,000	34,874,996
	1.125%, due 6/30/21	2,450,000	2,460,432
	1.125%, due 7/31/21	15,000,000	15,064,455
	1.25%, due 7/31/23	4,000,000	3,987,656
	1.375%, due 6/30/23	2,175,000	2,187,404
	1.625%, due 11/15/22	5,600	5,735
	1.625%, due 5/31/23	200,000	204,516
	1.625%, due 5/15/26	4,860,000	4,932,710
			135,177,828
	Total U.S. Government & Federal Agencies (Cost $154,586,947)		155,000,844
	Total Long-Term Bonds (Cost $306,475,007)		311,734,141

		Shares
	Common Stocks 54.3%
	Advertising 0.0%‡
	Clear Channel Outdoor Holdings, Inc. Class A	15,232	106,472

	Aerospace & Defense 0.9%
	General Dynamics Corp.	6,175	907,046
	L-3 Communications Holdings, Inc.	17,984	2,726,914
	Raytheon Co.	7,663	1,069,218
	Spirit AeroSystems Holdings, Inc. Class A (c)	42,794	1,856,404
	United Technologies Corp.	8,408	905,121
			7,464,703
	Agriculture 0.4%
	Archer-Daniels-Midland Co.	26,627	1,200,345
	Philip Morris International, Inc.	10,656	1,068,370
	Reynolds American, Inc.	18,146	908,389
			3,177,104
	Airlines 0.3%
	American Airlines Group, Inc.	3,925	139,338
	Delta Air Lines, Inc.	26,913	1,042,879
	JetBlue Airways Corp. (c)	59,283	1,086,657
			2,268,874
	Apparel 0.2%
	Ralph Lauren Corp.	13,442	1,318,526

	Auto Manufacturers 0.5%
	Ford Motor Co.	84,464	1,069,314
	General Motors Co.	28,279	891,920
	PACCAR, Inc.	37,136	2,189,910
			4,151,144
	Auto Parts & Equipment 0.5%
	Allison Transmission Holdings, Inc.	2,004	57,755
	Goodyear Tire & Rubber Co. (The)	41,396	1,186,823
	Johnson Controls, Inc.	19,574	898,838
	Lear Corp.	15,570	1,766,417
			3,909,833
	Banks 2.7%
	Bank of America Corp.	79,903	1,157,794
	Bank of New York Mellon Corp. (The)	29,275	1,153,435
	BB&T Corp.	28,071	1,034,978
	Capital One Financial Corp.	13,334	894,445
	Citigroup, Inc.	23,419	1,025,986
	Citizens Financial Group, Inc.	80,763	1,803,438
	Commerce Bancshares, Inc.	20,989	992,570
	Fifth Third Bancorp	136,947	2,599,254
	First Republic Bank	3,490	250,128
	Goldman Sachs Group, Inc. (The)	5,623	892,989
¤	JPMorgan Chase & Co.	18,171	1,162,399
	KeyCorp	38,781	453,738
	M&T Bank Corp.	76	8,707
¤	Morgan Stanley	31,203	896,462
	PNC Financial Services Group, Inc.	10,959	905,761
	Regions Financial Corp.	24,405	223,794
	State Street Corp.	18,336	1,206,142
	SunTrust Banks, Inc.	86,699	3,666,501
	U.S. Bancorp	21,554	908,932
	Wells Fargo & Co.	18,864	904,906
			22,142,359
	Beverages 0.3%
	Coca-Cola Co. (The)	20,863	910,252
	Molson Coors Brewing Co. Class B	6,968	711,851
	PepsiCo., Inc.	10,876	1,184,614
			2,806,717
	Building Materials 0.6%
	Martin Marietta Materials, Inc.	303	61,403
	Masco Corp.	10,956	399,675
	Owens Corning	41,943	2,219,204
	USG Corp. (c)	68,496	1,928,847
			4,609,129
	Chemicals 1.2%
	Air Products & Chemicals, Inc.	6,960	1,039,963
	Cabot Corp.	39,176	1,907,479
	Celanese Corp. Series A	4,306	273,087
	Dow Chemical Co. (The)	21,796	1,169,791
	Eastman Chemical Co.	9,689	632,014
	Huntsman Corp.	118,420	1,830,773
	LyondellBasell Industries, N.V., Class A	14,959	1,125,814
	Monsanto Co.	9,715	1,037,271
	Praxair, Inc.	7,651	891,648
			9,907,840
	Coal 0.1%
	CONSOL Energy, Inc.	41,527	804,793

	Commercial Services 1.0%
	Live Nation Entertainment, Inc. (c)	34,958	958,548
	ManpowerGroup, Inc.	29,034	2,014,960
	Quanta Services, Inc. (c)	75,397	1,930,163
	R.R. Donnelley & Sons Co.	101,272	1,814,794
	United Rentals, Inc. (c)	17,585	1,400,997
			8,119,462
	Computers 1.2%
	Amdocs, Ltd.	11,510	671,724
	Apple, Inc.	11,353	1,183,096
	Computer Sciences Corp.	13,015	622,507
	EMC Corp.	36,600	1,035,048
	Hewlett Packard Enterprise Co.	44,496	935,306
	HP, Inc.	83,559	1,170,662
	International Business Machines Corp.	7,223	1,160,158
	Leidos Holdings, Inc. (c)	19,255	962,943
	Synopsys, Inc. (c)	5,953	322,414
	Western Digital Corp.	31,439	1,493,667
			9,557,525
	Cosmetics & Personal Care 0.2%
	Colgate-Palmolive Co.	12,356	919,657
	Procter & Gamble Co. (The)	12,280	1,051,045
			1,970,702
	Distribution & Wholesale 0.3%
	Ingram Micro, Inc. Class A	60,807	2,082,032

	Electric 4.2%
	AES Corp.	43,884	541,967
	Ameren Corp.	49,999	2,621,948
	American Electric Power Co., Inc.	15,062	1,043,797
	Avangrid, Inc.	42,652	1,925,311
	CMS Energy Corp.	26,143	1,181,141
	Consolidated Edison, Inc.	35,877	2,873,030
	Dominion Resources, Inc.	11,833	923,211
	DTE Energy Co.	6,693	652,701
	Duke Energy Corp.	12,226	1,046,423
	Edison International	51,877	4,014,242
	Entergy Corp.	25,610	2,084,398
	Eversource Energy	919	53,752
	Exelon Corp.	31,948	1,191,021
	FirstEnergy Corp.	11,298	394,526
	Great Plains Energy, Inc.	11,200	333,536
	MDU Resources Group, Inc.	88,172	2,120,537
	NextEra Energy, Inc.	8,156	1,046,333
	NRG Energy, Inc.	146,813	2,031,892
	PG&E Corp.	16,219	1,037,043
	PPL Corp.	31,131	1,173,950
	Public Service Enterprise Group, Inc.	54,822	2,522,360
	SCANA Corp.	2,463	184,577
	Southern Co. (The)	19,373	1,036,456
	WEC Energy Group, Inc.	3,590	233,027
	Xcel Energy, Inc.	37,219	1,636,892
			33,904,071
	Electrical Components & Equipment 0.4%
	Emerson Electric Co.	18,508	1,034,597
	Energizer Holdings, Inc.	37,066	1,910,011
			2,944,608
	Electronics 0.8%
	Arrow Electronics, Inc. (c)	20,615	1,370,691
	Corning, Inc.	54,396	1,208,679
	Fortive Corp. (c)	18,509	892,319
	Garmin, Ltd.	18,585	1,009,723
	Jabil Circuit, Inc.	99,724	2,029,384
			6,510,796
	Engineering & Construction 0.2%
	Fluor Corp.	28,594	1,530,351

	Entertainment 0.5%
	Dolby Laboratories, Inc. Class A	37,585	1,890,901
	International Game Technology PLC	90,682	1,895,254
	Regal Entertainment Group Class A	3,793	89,212
			3,875,367
	Environmental Controls 0.5%
	Clean Harbors, Inc. (c)	34,921	1,795,638
	Republic Services, Inc.	14,593	748,037
	Waste Management, Inc.	17,685	1,169,332
			3,713,007
	Finance - Commercial 0.1%
	CIT Group, Inc.	17,770	614,131

	Finance - Consumer Loans 0.5%
	SLM Corp. (c)	208,576	1,499,662
	Synchrony Financial (c)	78,730	2,194,992
			3,694,654
	Finance - Credit Card 0.3%
	American Express Co.	16,058	1,035,099
	Discover Financial Services	20,631	1,172,666
			2,207,765
	Finance - Investment Banker/Broker 0.6%
	Charles Schwab Corp. (The)	31,540	896,367
	E*TRADE Financial Corp. (c)	28,959	726,292
	LPL Financial Holdings, Inc.	35,107	946,134
	Raymond James Financial, Inc.	40,786	2,239,151
			4,807,944
	Finance - Mortgage Loan/Banker 0.3%
	CoreLogic, Inc. (c)	44,748	1,802,449
	FNF Group	24,259	913,837
			2,716,286
	Finance - Other Services 0.5%
	CME Group, Inc.	8,815	901,246
	Intercontinental Exchange, Inc.	3,429	905,942
	Nasdaq, Inc.	35,285	2,496,766
			4,303,954
	Food 1.6%
	Ingredion, Inc.	14,915	1,987,275
	J.M. Smucker Co. (The)	15,519	2,392,409
	Kraft Heinz Co. (The)	10,574	913,488
	Mondelez International, Inc. Class A	20,607	906,296
	Pilgrim's Pride Corp.	72,115	1,676,674
	Post Holdings, Inc. (c)	20,778	1,800,829
	Tyson Foods, Inc. Class A	39,391	2,899,177
			12,576,148
	Forest Products & Paper 0.2%
	Domtar Corp.	34,547	1,360,115
	International Paper Co.	871	39,901
			1,400,016
	Gas 1.1%
	Atmos Energy Corp.	1,559	124,393
	CenterPoint Energy, Inc.	110,648	2,646,700
	NiSource, Inc.	30,279	776,959
	Sempra Energy	8,518	952,994
	UGI Corp.	53,637	2,427,611
	Vectren Corp.	32,736	1,693,433
			8,622,090
	Hand & Machine Tools 0.5%
	Regal Beloit Corp.	21,141	1,289,812
	Stanley Black & Decker, Inc.	22,440	2,730,948
			4,020,760
	Health Care - Products 0.9%
	Abbott Laboratories	20,734	927,847
	Baxter International, Inc.	21,465	1,030,749
	Danaher Corp.	11,199	912,047
	Medtronic PLC	11,856	1,038,941
	Teleflex, Inc.	7,359	1,326,901
	Thermo Fisher Scientific, Inc.	6,527	1,036,749
	VWR Corp. (c)	35,785	1,120,786
	Zimmer Biomet Holdings, Inc.	1,264	165,761
			7,559,781
	Health Care - Services 1.2%
	Aetna, Inc.	10,085	1,161,893
	Amsurg Corp. (c)	12,190	914,372
	Anthem, Inc.	8,732	1,146,861
	Cigna Corp.	8,462	1,091,259
	DaVita HealthCare Partners, Inc. Class I (c)	428	33,187
	HCA Holdings, Inc. (c)	14,990	1,156,179
	Humana, Inc.	6,027	1,039,959
	LifePoint Health, Inc. (c)	27,507	1,627,864
	Universal Health Services, Inc. Class B	292	37,823
	WellCare Health Plans, Inc. (c)	15,867	1,694,595
			9,903,992
	Home Builders 0.1%
	D.R. Horton, Inc.	33,577	1,104,012

	Home Furnishing 0.2%
	Whirlpool Corp.	8,239	1,584,854

	Household Products & Wares 0.1%
	Kimberly-Clark Corp.	7,947	1,029,534

	Insurance 4.1%
	Aflac, Inc.	15,934	1,151,710
	Alleghany Corp. (c)	1,784	969,604
	Allstate Corp. (The)	16,975	1,159,902
	American Financial Group, Inc.	13,587	993,210
	American International Group, Inc.	18,990	1,033,816
	American National Insurance Co.	9,992	1,142,585
	AmTrust Financial Services, Inc.	32,246	769,712
	Arch Capital Group, Ltd. (c)	2,110	153,249
	Arthur J. Gallagher & Co.	11,860	583,393
	Aspen Insurance Holdings, Ltd.	18,888	868,092
	Assurant, Inc.	18,127	1,504,722
	Assured Guaranty, Ltd.	35,689	956,108
	Axis Capital Holdings, Ltd.	5,162	286,904
	Berkshire Hathaway, Inc. Class B (c)	8,107	1,169,597
	Chubb, Ltd.	7,119	891,726
	Cincinnati Financial Corp.	5,779	431,691
	Everest Re Group, Ltd.	12,820	2,423,108
	First American Financial Corp.	25,085	1,048,804
	Hanover Insurance Group, Inc. (The)	10,775	887,214
	Hartford Financial Services Group, Inc. (The)	69,825	2,782,526
	Lincoln National Corp.	1,444	63,059
	Markel Corp. (c)	638	605,303
	MetLife, Inc.	24,021	1,026,658
	Old Republic International Corp.	25,528	494,733
	Principal Financial Group, Inc.	9,563	445,923
	Progressive Corp. (The)	68,144	2,215,361
	Prudential Financial, Inc.	15,499	1,166,920
	Reinsurance Group of America, Inc.	10,245	1,016,816
	Travelers Cos., Inc. (The)	10,039	1,166,733
	Unum Group	14,786	494,000
	Validus Holdings, Ltd.	33,959	1,678,593
	Voya Financial, Inc.	29,781	763,287
	W.R. Berkley Corp.	4,004	232,993
	XL Group, Ltd.	23,744	821,780
			33,399,832
	Internet 0.5%
	IAC/InterActiveCorp	30,054	1,741,930
	Symantec Corp.	81,405	1,663,104
	Yahoo!, Inc. (c)	23,422	894,486
			4,299,520
	Investment Management/Advisory Services 0.3%
	Ameriprise Financial, Inc.	379	36,323
	BlackRock, Inc.	2,854	1,045,278
	Franklin Resources, Inc.	29,763	1,077,123
			2,158,724
	Iron & Steel 1.0%
	Nucor Corp.	25,253	1,354,571
	Reliance Steel & Aluminum Co.	26,610	2,087,288
	Steel Dynamics, Inc.	78,740	2,111,807
	United States Steel Corp.	92,894	2,553,656
			8,107,322
	Leisure Time 0.1%
	Carnival Corp.	25,236	1,179,026

	Machinery - Construction & Mining 0.1%
	Caterpillar, Inc.	12,333	1,020,679

	Machinery - Diversified 0.1%
	Cummins, Inc.	941	115,526
	Deere & Co.	11,542	896,929
			1,012,455
	Media 1.1%
	Comcast Corp. Class A	17,211	1,157,440
	DISH Network Corp. Class A (c)	19,931	1,064,714
	Liberty Broadband Corp.
	Class A (c)	21,253	1,334,901
	Class C (c)	23,882	1,511,969
	Thomson Reuters Corp.	23,932	1,007,776
	Time Warner, Inc.	11,618	890,520
	Twenty-First Century Fox, Inc.
	Class A	38,790	1,033,366
	Class B	37,814	1,022,112
			9,022,798
	Metal Fabricate & Hardware 0.3%
	Timken Co. (The)	56,207	1,880,124
	Valmont Industries, Inc.	3,472	454,659
			2,334,783
	Mining 0.6%
	Freeport-McMoRan, Inc.	65,883	853,844
	Newmont Mining Corp.	93,425	4,110,700
			4,964,544
	Miscellaneous - Manufacturing 0.7%
	Carlisle Cos., Inc.	19,341	1,997,732
	Eaton Corp. PLC	16,103	1,021,091
	General Electric Co.	28,948	901,441
	Trinity Industries, Inc.	73,134	1,697,440
			5,617,704
	Office Equipment/Supplies 0.3%
	Xerox Corp.	262,050	2,699,115

	Oil & Gas 3.9%
	Anadarko Petroleum Corp.	16,831	917,794
	Antero Resources Corp. (c)	14,715	385,386
	Apache Corp.	22,584	1,185,660
	Cabot Oil & Gas Corp.	533	13,149
	Chevron Corp.	11,430	1,171,346
	Cimarex Energy Co.	4,800	576,096
	Concho Resources, Inc. (c)	9,801	1,217,284
	ConocoPhillips	25,876	1,056,258
	Continental Resources, Inc. (c)	1,315	57,926
	Devon Energy Corp.	52,928	2,026,084
	Diamondback Energy, Inc. (c)	1,648	144,678
	Energen Corp.	10,588	501,660
	Ensco PLC Class A	28,190	258,502
	EOG Resources, Inc.	13,001	1,062,182
	EQT Corp.	12,218	890,204
	Exxon Mobil Corp.	9,960	885,942
	Gulfport Energy Corp. (c)	2,071	60,245
	Hess Corp.	21,011	1,127,240
	Kosmos Energy, Ltd. (c)	33,142	183,938
	Laredo Petroleum, Inc. (c)	41,902	419,858
	Marathon Oil Corp.	58,229	794,244
	Marathon Petroleum Corp.	26,752	1,053,761
	Murphy Oil Corp.	22,163	607,931
	Murphy U.S.A., Inc. (c)	18,294	1,402,052
	Newfield Exploration Co. (c)	21,181	917,137
	Noble Corp. PLC	135,335	998,772
	Noble Energy, Inc.	37,759	1,348,752
	Occidental Petroleum Corp.	12,210	912,453
	Parsley Energy, Inc. Class A (c)	1,740	49,607
	Patterson-UTI Energy, Inc.	20,882	404,902
	PBF Energy, Inc. Class A	10,829	241,920
	Phillips 66	12,009	913,405
	Pioneer Natural Resources Co.	6,010	977,046
	QEP Resources, Inc.	37,122	675,620
	Range Resources Corp.	8,663	349,206
	Rice Energy, Inc. (c)	24,894	580,528
	SM Energy Co.	17,418	472,550
	Tesoro Corp.	22,072	1,680,783
	Transocean, Ltd.	97,025	1,066,305
	Valero Energy Corp.	22,389	1,170,497
	WPX Energy, Inc. (c)	56,810	567,532
			31,326,435
	Oil & Gas Services 0.9%
	Baker Hughes, Inc.	25,582	1,223,587
	FMC Technologies, Inc. (c)	22,422	569,070
	Halliburton Co.	21,097	921,095
	National Oilwell Varco, Inc.	49,039	1,586,412
	Oceaneering International, Inc.	6,865	191,396
	Schlumberger, Ltd.	11,335	912,694
	Superior Energy Services, Inc.	28,205	450,434
	Targa Resources Corp.	44,854	1,671,260
			7,525,948
	Packaging & Containers 0.2%
	Graphic Packaging Holding Co.	12,887	175,779
	WestRock Co.	23,532	1,009,758
			1,185,537
	Pharmaceuticals 1.2%
	Allergan PLC (c)	3,479	880,013
	Cardinal Health, Inc.	14,026	1,172,574
	Express Scripts Holding Co. (c)	15,139	1,151,624
	Johnson & Johnson	8,313	1,041,037
	Mallinckrodt PLC (c)	11,344	763,905
	Merck & Co., Inc.	17,699	1,038,223
	Mylan N.V. (c)	24,908	1,165,445
	Pfizer, Inc.	28,147	1,038,343
	Quintiles Transnational Holdings, Inc. (c)	19,231	1,493,095
			9,744,259
	Pipelines 0.2%
	Kinder Morgan, Inc.	44,716	909,076
	Spectra Energy Corp.	25,146	904,502
			1,813,578
	Real Estate Investment Trusts 6.3%
	Apartment Investment & Management Co. Class A	6,986	321,146
	Apple Hospitality REIT, Inc.	100,821	2,053,724
	AvalonBay Communities, Inc.	5,760	1,069,344
	Boston Properties, Inc.	653	92,811
	Brixmor Property Group, Inc.	33,971	964,776
	Camden Property Trust	5,823	521,683
	Communications Sales & Leasing, Inc.	38,741	1,204,070
	Corporate Office Properties Trust	12,166	364,493
	Crown Castle International Corp.	10,795	1,047,439
	CyrusOne, Inc.	4,955	271,633
	DDR Corp.	22,856	451,178
	Digital Realty Trust, Inc.	17,560	1,834,318
	Duke Realty Corp.	36,352	1,046,574
	Empire State Realty Trust, Inc. Class A	88,079	1,848,778
	Equity Commonwealth (c)	43,641	1,310,103
	Equity Residential	13,728	933,367
	General Growth Properties, Inc.	40,613	1,297,585
	HCP, Inc.	67,544	2,649,751
	Hospitality Properties Trust	43,364	1,383,745
	Host Hotels & Resorts, Inc.	167,461	2,970,758
	Kimco Realty Corp.	24,522	787,156
	Liberty Property Trust	30,425	1,258,987
	Macerich Co. (The)	8,679	774,514
	Mid-America Apartment Communities, Inc.	11,530	1,222,411
	National Retail Properties, Inc.	18,197	967,353
	Outfront Media, Inc.	81,526	1,897,110
	Prologis, Inc.	56,882	3,099,500
	Realty Income Corp.	18,171	1,298,681
	Regency Centers Corp.	2,402	204,002
	Senior Housing Properties Trust	68,494	1,521,252
	Simon Property Group, Inc.	4,084	927,231
	Spirit Realty Capital, Inc.	156,679	2,141,802
	Starwood Property Trust, Inc.	57,464	1,252,715
	Taubman Centers, Inc.	2,374	192,104
	Ventas, Inc.	21,801	1,660,364
	VEREIT, Inc.	247,296	2,735,094
	Vornado Realty Trust	5,766	619,268
	Welltower, Inc.	11,584	918,959
	Weyerhaeuser Co.	60,068	1,965,425
	WP Carey, Inc.	25,440	1,848,216
			50,929,420
	Retail 2.5%
	Best Buy Co., Inc.	52,391	1,760,338
	Burlington Stores, Inc. (c)	11,485	878,717
	CVS Health Corp.	11,185	1,037,073
	Dillard's, Inc. Class A	5,034	340,701
	Foot Locker, Inc.	2,994	178,502
	GameStop Corp. Class A	38,836	1,201,974
	Gap, Inc. (The)	33,693	868,942
	Genuine Parts Co.	8,662	885,603
	Kohl's Corp.	26,287	1,093,276
	L Brands, Inc.	10,150	750,085
	Macy's, Inc.	11,428	409,465
	MSC Industrial Direct Co., Inc. Class A	8,498	610,411
	Nu Skin Enterprises, Inc. Class A	37,562	2,005,811
	PVH Corp.	24,012	2,426,653
	Signet Jewelers, Ltd.	628	55,208
	Staples, Inc.	75,666	702,937
	Target Corp.	15,534	1,170,176
	Urban Outfitters, Inc. (c)	23,341	697,896
	Wal-Mart Stores, Inc.	14,146	1,032,234
	Walgreens Boots Alliance, Inc.	12,975	1,028,269
	World Fuel Services Corp.	24,473	1,164,915
			20,299,186
	Semiconductors 1.7%
	Analog Devices, Inc.	1,240	79,149
	Applied Materials, Inc.	43,456	1,142,458
	Cree, Inc. (c)	65,396	1,870,326
	Intel Corp.	33,562	1,169,971
	Lam Research Corp.	21,326	1,914,435
	Micron Technology, Inc. (c)	108,018	1,484,167
	ON Semiconductor Corp. (c)	178,693	1,792,291
	Qorvo, Inc. (c)	20,361	1,287,426
	QUALCOMM, Inc.	18,700	1,170,246
	Teradyne, Inc.	86,033	1,699,152
			13,609,621
	Shipbuilding 0.2%
	Huntington Ingalls Industries, Inc.	10,695	1,845,743

	Software 0.7%
	Akamai Technologies, Inc. (c)	9,227	466,240
	CA, Inc.	31,037	1,075,432
	Fidelity National Information Services, Inc.	3,291	261,733
	Nuance Communications, Inc. (c)	99,017	1,591,203
	Oracle Corp.	28,560	1,172,103
	VMware, Inc. Class A (c)	14,253	1,040,184
			5,606,895
	Telecommunications 1.6%
	AT&T, Inc.	27,337	1,183,419
	CenturyLink, Inc.	86,239	2,711,354
	Cisco Systems, Inc.	38,003	1,160,232
	EchoStar Corp. Class A (c)	22,111	861,223
	Frontier Communications Corp.	411,641	2,140,533
	Juniper Networks, Inc.	28,979	657,533
	Sprint Corp. (c)	176,470	1,083,526
	T-Mobile U.S., Inc. (c)	22,726	1,053,123
	Telephone & Data Systems, Inc.	40,508	1,275,597
	Verizon Communications, Inc.	21,130	1,170,813
			13,297,353
	Transportation 0.4%
	CSX Corp.	36,768	1,041,637
	Norfolk Southern Corp.	11,506	1,033,009
	Union Pacific Corp.	11,319	1,053,233
			3,127,879
	Water 0.1%
	American Water Works Co., Inc.	11,924	984,684

	Total Common Stocks (Cost $367,538,853)		440,134,376

	Exchange-Traded Funds 6.9% (d)
¤	iShares Intermediate Credit Bond ETF	115,645	12,934,893
¤	iShares Intermediate Government / Credit Bond ETF	212,709	24,106,311
¤	iShares Russell 1000 Value ETF	45,904	4,846,085
	S&P 500 Index—SPDR Trust Series 1	9,425	2,046,639
¤	S&P Midcap 400 Index—Midcap SPDR Trust Series 1	18,742	5,318,605
¤	Vanguard Mid-Cap Value ETF	72,371	6,716,752

	Total Exchange-Traded Funds (Cost $55,144,562)		55,969,285

		Number of Rights
	Rights 0.0%‡
	Food & Staples Retailing 0.0%‡
	Safeway Casa Ley CVR Expires 1/30/19 (c)(e)(f)	17,798	18,063
	Safeway PDC, LLC CVR Expires 1/30/17 (c)(e)(f)	17,798	869

	Total Rights (Cost $18,932)		18,932

		Principal Amount
	Short-Term Investments 5.9%
	Federal Agencies 3.1%
	Federal Agricultural Mortgage Corporation Discount Notes 0.203%, due 8/1/16	$15,000,000	15,000,000
	Federal Home Loan Bank Discount Notes 0.152%, due 8/1/16	10,000,000	10,000,000

	Total Federal Agencies (Cost $25,000,000)		25,000,000

	Repurchase Agreements 2.8%
	Fixed Income Clearing Corp. 0.03%, dated 7/29/16 due 8/1/16 Proceeds at Maturity $1,417,788 (Collateralized by United States Treasury Notes with a rate of 1.375% and maturity dates between 10/31/20 and 1/31/21, with a Principal Amount of $1,425,000 and a Market Value of $1,453,500)	1,417,784	1,417,784
	TD Securities (U.S.A.) LLC 0.32%, dated 7/29/16 due 8/1/16 Proceeds at Maturity $21,518,574 (Collateralized by United States Treasury securities with rates between 0.00% and 3.125% and maturity dates between 8/25/16 and 8/15/44, with a Principal Amount of $21,777,600 and a Market Value of $21,948,434)	21,518,000	21,518,000
	Total Repurchase Agreements (Cost $22,935,784)		22,935,784
	Total Short-Term Investments (Cost $47,935,784)		47,935,784
	Total Investments (Cost $777,113,138) (g)	105.5%	855,792,518
	Other Assets, Less Liabilities	(5.5)	(44,950,662)
	Net Assets	100.0%	$810,841,856

¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2016, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of July 31, 2016.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Non-income producing security.
(d)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(e)	Illiquid security - As of July 31, 2016, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $18,932, which represented less than one-tenth of a percent of the Fund's net assets.
(f)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2016, the total market value of these securities was $18,932, which represented less than one-tenth of a percent of the Fund's net assets.
(g)	As of July 31, 2016, cost was $781,760,005 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$82,912,060
Gross unrealized depreciation	(8,879,547)
Net unrealized appreciation	$74,032,513

As of July 31, 2016, the Fund held the following futures contracts1:

Type	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
2-Year United States Treasury Note	(17)	September 2016	$(3,723,000)	$(16,014)
5-Year United States Treasury Note	89	September 2016	10,859,391	176,565
10-Year United States Treasury Note	120	September 2016	15,965,625	442,048
			$23,102,016	$602,599

1. As of July 31, 2016, cash in the amount of $226,655 was on deposit with a broker for futures transactions.

2. Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2016.

The following abbreviations are used in the preceding pages:
CVR	—Contingent Value Right
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$14,667,822	$—	$14,667,822
Corporate Bonds	—	136,446,015	—	136,446,015
Foreign Government Bonds	—	784,354	—	784,354
Mortgage-Backed Securities	—	4,835,106	—	4,835,106
U.S. Government & Federal Agencies	—	155,000,844	—	155,000,844
Total Long-Term Bonds	—	311,734,141	—	311,734,141
Common Stocks	440,134,376	—	—	440,134,376
Exchange-Traded Funds	55,969,285	—	—	55,969,285
Rights (b)	—	—	18,932	18,932
Short-Term Investments
Federal Agencies	—	25,000,000	—	25,000,000
Repurchase Agreements	—	22,935,784	—	22,935,784
Total Short-Term Investments	—	47,935,784	—	47,935,784
Total Investments in Securities	496,103,661	359,669,925	18,932	855,792,518
Other Financial Instruments
Futures Contracts Long (c)	618,613	—	—	618,613
Total Investments in Securities and Other Financial Instruments	$496,722,274	$359,669,925	$18,932	$856,411,131

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Short (c)	$(16,014)	$—	$—	$(16,014)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $18,932 are held in Food & Staples Retailing within the Rights section of the Portfolio of Investments.

(c)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2016
Rights
Food & Staples Retailing	$18,932	$-	$-	$-	$-	$-	$-	$-	$18,932	$-

MainStay California Tax Free Opportunities Fund

Portfolio of Investments July 31, 2016 (Unaudited)

		Principal Amount	Value
	Municipal Bonds 96.7% †
	Airport 2.8%
	Antonio B Won Pat International Airport Authority, Guam Airport, Revenue Bonds Series C, Insured: AGM 6.00%, due 10/1/34 (a)	$1,000,000	$1,216,740
	City of Los Angeles, Department of Airports, International Airport, Revenue Bonds Series B 5.00%, due 5/15/31	1,500,000	1,717,800
	Sacramento County, California Airport System, Revenue Bonds
	Series B, Insured: AGM 5.25%, due 7/1/33 (a)	1,250,000	1,353,262
	Series B, Insured: AGM 5.25%, due 7/1/39 (a)	620,000	665,787
	San Diego County Regional Airport Authority, Consol Rental Car Facility, Revenue Bonds Series A 5.00%, due 7/1/44	1,225,000	1,452,544
			6,406,133
	Development 6.3%
	California Infrastructure & Economic Development Bank, Independent System Operator Corp. Project, Revenue Bonds 5.00%, due 2/1/39	1,000,000	1,182,820
	California Infrastructure & Economic Development Bank, Pacific Gas & Electric Co., Revenue Bonds Series A 0.39%, due 11/1/26 (b)	1,910,000	1,910,000
	California Infrastructure & Economic Development Bank, Revenue Bonds Series A 4.00%, due 10/1/45	1,750,000	1,986,127
	California Infrastructure & Economic Development Bank, Walt Disney Family Museum, Revenue Bonds 5.00%, due 2/1/30	250,000	315,373
	California Statewide Communities Development Authority, John Muir Health, Revenue Bonds
	Series A 4.00%, due 8/15/51	1,225,000	1,331,857
	5.00%, due 7/1/29	1,650,000	1,841,367
	California Statewide Communities Development Authority, Provident Group, Pomona Properties, Revenue Bonds Series A 5.75%, due 1/15/45	500,000	561,490
	California Statewide Communities Development Authority, Revenue Bonds Insured: AGM 5.00%, due 11/15/49	1,000,000	1,191,210
	Emeryville Redevelopment Agency Successor Agency, Tax Allocation Series A, Insured: AGM 5.00%, due 9/1/33	385,000	466,062
	Municipal Improvement Corp. of Los Angeles, Real Property, Revenue Bonds
	Series B 4.00%, due 11/1/36	1,200,000	1,344,600
	Series B 4.00%, due 11/1/37	1,500,000	1,676,475
	San Francisco City & County Redevelopment Agency, Successor Agency Community, 6-Mission Bay Public Improvements, Special Tax Series B 5.00%, due 8/1/28	580,000	669,656
			14,477,037
	Education 9.9%
	California Municipal Finance Authority, American Heritage Education, Revenue Bonds
	Series A 5.00%, due 6/1/36	475,000	550,159
	Series A 5.00%, due 6/1/46	700,000	804,363
	California School Facilities Financing Authority, Azusa Unified School District, Revenue Bonds Series A, Insured: AGM 5.00%, due 8/1/32	1,095,000	1,218,417
¤	California School Finance Authority, Aspire Public Schools, Revenue Bonds
	5.00%, due 8/1/27 (c)	500,000	595,925
	5.00%, due 8/1/28 (c)	700,000	828,744
	5.00%, due 8/1/36 (c)	600,000	696,810
	5.00%, due 8/1/41 (c)	750,000	865,238
	5.00%, due 8/1/46 (c)	975,000	1,119,017
	California School Finance Authority, KIPP LA Projects, Revenue Bonds Series A 5.00%, due 7/1/34	600,000	682,512
	California State Municipal Finance Authority, Charter School, King Chavez Academy, Revenue Bonds
	Series A 5.00%, due 5/1/36 (c)	1,275,000	1,391,063
	Series A 5.00%, due 5/1/46 (c)	1,325,000	1,427,475
	California State Municipal Finance Authority, Charter School, Palmdale Aerospace Academy Projects, Revenue Bonds
	5.00%, due 7/1/36 (c)	1,300,000	1,425,658
	5.00%, due 7/1/46 (c)	795,000	864,062
	California State Municipal Finance Authority, Partnerships Uplift Community Project, Revenue Bonds Series A 5.30%, due 8/1/47	500,000	543,625
	California State, Kindergarten-B3-RMKT, Unlimited General Obligation 0.30%, due 5/1/34 (b)	3,300,000	3,300,000
	Colton Joint Unified School District, Election 2008, Unlimited General Obligation
	Series D, Insured: BAM 4.00%, due 8/1/33	1,600,000	1,809,632
	Series D, Insured: BAM 4.00%, due 8/1/34	575,000	647,088
	Needles Unified School District, Election 2008, Unlimited General Obligation Series B, Insured: AGM (zero coupon), due 8/1/45	1,250,000	960,463
	Oxnard California School District, COPS, Property Acquisition and Improvement Project, Certificate of Participation Insured: BAM 2.00%, due 8/1/45 (b)	1,000,000	1,042,200
	Rio Elementary School District Community Facilities District No.1, Special Tax
	Insured: BAM 5.00%, due 9/1/31	525,000	648,244
	Insured: BAM 5.00%, due 9/1/35	500,000	607,365
	Savanna School District, Election 2008, Unlimited General Obligation Series B, Insured: AGM (zero coupon), due 2/1/52 (d)	1,000,000	802,960
			22,831,020
	Facilities 1.4%
	California State Public Works Board, Capital Project, Revenue Bonds Series I-1 6.625%, due 11/1/34	185,000	185,718
	Puerto Rico Public Buildings Authority, Revenue Bonds Series H, Insured: AMBAC 5.50%, due 7/1/17	250,000	256,088
	San Bernardino County Financing Authority, Court House Facilities Project, Revenue Bonds Series C, Insured: NATL-RE 5.50%, due 6/1/37	1,385,000	1,586,836
	Stockton Redevelopment Agency, Stockton Events Center-Arena Project, Revenue Bonds
	Insured: NATL-RE 5.00%, due 9/1/28	285,000	285,028
	Insured: NATL-RE 5.00%, due 9/1/36	320,000	320,016
	Territory of Guam, Unlimited General Obligation Series A 6.75%, due 11/15/29	500,000	597,935
			3,231,621
	General 17.6%
¤	Anaheim Public Financing Authority, Revenue Bonds
	Series A 5.00%, due 5/1/33	1,000,000	1,226,580
	Series A 5.00%, due 5/1/39	1,950,000	2,365,155
	Brentwood Infrastructure Financing Authority, Special Assessment Series A, Insured: AGM 5.00%, due 9/2/30	715,000	874,502
	California Statewide Communities Development Authority, California Baptist University, Revenue Bonds Series A 6.375%, due 11/1/43	500,000	583,530
	City of Irvine, Community Facilities District, Special Tax 5.00%, due 9/1/49	1,385,000	1,589,121
	City of San Jose California Special Hotel Tax Convention Center Expansion, Revenue Bonds 6.50%, due 5/1/36	760,000	926,995
	Del Mar California Race Track Authority, Revenue Bonds
	5.00%, due 10/1/30	1,000,000	1,137,770
	5.00%, due 10/1/38	1,800,000	1,824,552
	Guam Government, Business Privilege, Revenue Bonds Series A 6.50%, due 11/1/40	1,740,000	2,147,456
	Long Beach Bond Finance Authority, Downtown and North Long Beach Redevelopment Project, Tax Allocation, Revenue Bonds Series C, Insured: AMBAC 3.80%, due 8/1/16	250,000	250,040
	Montclair Financing Authority, Public Facilities Project, Revenue Bonds Insured: AGM 5.00%, due 10/1/32	1,000,000	1,214,190
	Pico Rivera Public Financing Authority, Revenue Bonds
	Insured: NATL-RE 5.25%, due 9/1/33	510,000	642,146
	Insured: NATL-RE 5.25%, due 9/1/34	760,000	951,497
	Puerto Rico Convention Center District Authority, Revenue Bonds
	Series A, Insured: AGC 4.50%, due 7/1/36	500,000	499,655
	Series A, Insured: AMBAC 5.00%, due 7/1/18	815,000	815,725
	Puerto Rico Infrastructure Financing Authority, Revenue Bonds
	Series C, Insured: AMBAC 5.50%, due 7/1/18	450,000	464,427
	Series C, Insured: AMBAC 5.50%, due 7/1/26	1,005,000	1,066,908
	Puerto Rico Sales Tax Financing Corp., Revenue Bonds Series A, Insured: AMBAC (zero coupon), due 8/1/47	7,000,000	1,013,740
	Riverside County Public Financing Authority, Project Area No. 1 Desert Communities & Interstate 215 Corridor Project, Tax Allocation
	Series A, Insured: BAM 5.00%, due 10/1/27	1,000,000	1,261,470
	Series A, Insured: BAM 5.00%, due 10/1/30	1,000,000	1,237,010
	Riverside County Transportation Commission, Limited Tax, Revenue Bonds Series A 5.25%, due 6/1/39	1,000,000	1,238,460
	San Diego Public Facilities Financing Authority, Revenue Bonds 5.00%, due 10/15/31	650,000	812,038
	San Francisco City & County Redevelopment Agency, Mission Bay South Redevelopment Project, Tax Allocation
	Series B 5.00%, due 8/1/33	325,000	402,701
	Series B 5.00%, due 8/1/34	695,000	860,459
	Series B 5.00%, due 8/1/35	400,000	492,820
	Series C 5.00%, due 8/1/36	1,250,000	1,532,575
	South Orange County Public Financing Authority, Special Tax Series A 5.00%, due 8/15/32	775,000	898,419
	Southern California Public Power Authority, Apex Power Project, Revenue Bonds Series A 5.00%, due 7/1/36	750,000	915,307
	Southern California Public Power Authority, Natural Gas Project, Revenue Bonds Series A 5.00%, due 11/1/33	1,440,000	1,866,514
	Territory of Guam, Revenue Bonds Series A 5.75%, due 12/1/34	500,000	559,565
	Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds
	Insured: AGM 5.00%, due 10/1/29	1,000,000	1,116,510
	Subseries A 6.00%, due 10/1/39	800,000	822,120
	Series A 6.75%, due 10/1/37	1,000,000	1,057,660
¤	Virgin Islands Public Finance Authority, Revenue Bonds
	Series C 5.00%, due 10/1/30	1,500,000	1,505,985
	Series A, Insured: AGM 5.00%, due 10/1/32	1,205,000	1,319,909
	Series C 5.00%, due 10/1/39	1,500,000	1,503,195
	West Hollywood Public Financing Authority, West Hollywood Park Phase II Werle Building, Revenue Bonds
	Series B 5.00%, due 4/1/35	625,000	777,319
	Series B 5.00%, due 4/1/36	675,000	835,522
			40,609,547
	General Obligation 8.1%
	California State, Unlimited General Obligation
	4.00%, due 11/1/44	2,000,000	2,233,540
	6.00%, due 4/1/38	305,000	346,477
	Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
	Series A, Insured: AGC 5.00%, due 7/1/23	210,000	212,100
	Series A, Insured: AGM 5.00%, due 7/1/35	1,100,000	1,130,580
	Series A, Insured: NATL-RE 5.50%, due 7/1/19	945,000	1,005,830
	Series A, Insured: AGM 5.50%, due 7/1/27	185,000	193,479
	Hartnell Community College District, CABS, Unlimited General Obligation Series A (zero coupon), due 8/1/37	2,500,000	1,143,650
	Kern Community College District, Safety Repair & Improvement, Unlimited General Obligation
	Series C 5.25%, due 11/1/31	1,000,000	1,101,670
	Series C 5.75%, due 11/1/34	650,000	835,698
	Palo Verde Community College District, Election 2014, Unlimited General Obligation Series A, Insured: AGM 4.00%, due 8/1/45	500,000	561,790
	Peralta Community College District, Election 2006, Unlimited General Obligation Series D 4.00%, due 8/1/39	1,450,000	1,630,641
	Puerto Rico Municipal Finance Agency, Unlimited General Obligation Series A, Insured: AGM 5.25%, due 8/1/21	300,000	304,581
	Puerto Rico Public Buildings Authority, Revenue Bonds Insured: CIFG 5.25%, due 7/1/20	475,000	497,007
	Sierra Kings Health Care District, Unlimited General Obligation 4.00%, due 8/1/39	800,000	866,992
	Tahoe Forest, California Hospital District, Unlimited General Obligation
	3.00%, due 8/1/37	475,000	483,654
	5.00%, due 8/1/29	1,815,000	2,309,678
	Yuba Community College District, Election 2006, Unlimited General Obligation Series B, Insured: AMBAC (zero coupon), due 8/1/42	100,000	28,557
¤	Yuba Community College District, Unlimited General Obligation Series A 4.00%, due 8/1/33	3,350,000	3,875,883
			18,761,807
	Higher Education 2.8%
¤	California Educational Facilities Authority, Claremont McKenna College, Revenue Bonds
	Series A 4.00%, due 1/1/39	1,800,000	2,020,554
	5.00%, due 1/1/39	1,630,000	1,801,997
	California Statewide Communities Development Authority, Lancer Plaza Project, Revenue Bonds 5.875%, due 11/1/43	1,000,000	1,081,980
	Kern California Community College District, COPS, Revenue Bonds Insured: BA 3.00%, due 6/1/33	500,000	516,970
	Palomar Community College District, CABS-Election, Unlimited General Obligation Series B (zero coupon), due 8/1/45	1,000,000	810,340
	University of California, Revenue Bonds Series AF 5.00%, due 5/15/27	225,000	278,827
			6,510,668
	Housing 0.5%
	California Statewide Communities Development Authority, Student Housing, Revenue Bonds 5.00%, due 5/15/40	1,000,000	1,212,090

	Medical 7.6%
	Antelope Valley Healthcare District, Revenue Bonds Series A 5.25%, due 3/1/36	1,250,000	1,410,550
	California Health Facilities Financing Authority, Adventist Health System, Revenue Bonds Series A 0.43%, due 8/1/21 (b)	1,000,000	1,000,000
	California Health Facilities Financing Authority, Lucile Packard Children's Hospital, Revenue Bonds Series A 5.00%, due 8/15/51	1,500,000	1,769,010
¤	California Health Facilities Financing Authority, Scripps Health, Revenue Bonds Series G 0.39%, due 10/1/19 (b)	4,250,000	4,250,000
	California Health Facilities Financing Authority, Sutter Health, Revenue Bonds Series A 5.00%, due 11/15/35	1,275,000	1,579,610
	California Municipal Finance Authority, Community Hospitals Center, Certificate of Participation 5.50%, due 2/1/39	1,000,000	1,108,970
	California Municipal Finance Authority, Community Medical Centers, Revenue Bonds Series A 5.00%, due 2/1/46	490,000	571,693
	California Municipal Finance Authority, Inland Regional Center Project, Revenue Bonds 5.00%, due 6/15/37	1,000,000	1,186,960
	California Statewide Communities Development Authority, Loma Linda University Medical Center, Revenue Bonds
	Series A 5.00%, due 12/1/46 (c)	2,000,000	2,299,900
	Series A 5.25%, due 12/1/56 (c)	1,000,000	1,167,220
	City of Whittier, California, Health Facility Presbyterian Inter Community Hospital, Revenue Bonds 6.25%, due 6/1/36	1,000,000	1,212,540
			17,556,453
	Nursing Homes 1.9%
	ABAG Finance Authority for Nonprofit Corp., Episcopal Senior Communities, Revenue Bonds Series A 5.00%, due 7/1/42	500,000	564,730
	ABAG Finance Authority for Nonprofit Corp., Sharp Health Care, Revenue Bonds Series A 5.00%, due 8/1/43	1,000,000	1,191,600
	California Statewide Communities Development Authority, American Baptist Homes West, Revenue Bonds
	5.00%, due 10/1/26	400,000	493,492
	5.00%, due 10/1/45	1,300,000	1,528,163
	California Statewide Communities Development Authority, Redwoods Project, Revenue Bonds 5.375%, due 11/15/44	535,000	658,398
			4,436,383
	Power 1.0%
	Guam Power Authority, Revenue Bonds Series A 5.00%, due 10/1/34	1,000,000	1,122,670
	Puerto Rico Electric Power Authority, Revenue Bonds
	Series TT, Insured: AGM 4.20%, due 7/1/19	240,000	241,332
	Series SS, Insured: NATL-RE 5.00%, due 7/1/22	640,000	648,640
	Series UU, Insured: AGM 5.00%, due 7/1/24	225,000	226,989
			2,239,631
	School District 16.7%
	Alvord Unified School District, Election 2012, Unlimited General Obligation Series A, Insured: AGM 5.25%, due 8/1/37	825,000	994,670
	Anaheim, California, School District, Election 2010, Unlimited General Obligation Insured: AGM 6.25%, due 8/1/40	1,450,000	1,794,897
	Arcadia Unified School District, Election 2006, Unlimited General Obligation Series A, Insured: AGM 5.00%, due 8/1/32	1,000,000	1,022,640
	Carpinteria Unified School District, Election 2014, Unlimited General Obligation Series A 5.00%, due 8/1/40	500,000	612,435
	Centinela Valley Union High School District, Election 2008, Unlimited General Obligation Series B 6.00%, due 8/1/36	500,000	646,210
	Centinela Valley Union High School District, Election 2010, Unlimited General Obligation
	Series A (zero coupon), due 8/1/34	2,750,000	995,665
	Series A 5.75%, due 8/1/41	1,000,000	1,241,940
¤	Centinela Valley Union High School District, Unlimited General Obligation Insured: BAM 4.00%, due 8/1/41	3,500,000	3,965,500
	Coachella Valley Unified School District, Election 2005, Unlimited General Obligation Series D, Insured: AGM 5.00%, due 8/1/37	2,000,000	2,380,320
	Cupertino Union School District, Election 2012, Unlimited General Obligation Series C 4.00%, due 8/1/40	1,000,000	1,143,480
	East Side Union High School District, Unlimited General Obligation Series B 4.00%, due 8/1/34	1,500,000	1,716,660
	El Monte Union High School District, Election of 2008, Unlimited General Obligation Series A, Insured: AGC 5.50%, due 6/1/34	1,000,000	1,138,220
	Fontana Unified School District, CABS, Unlimited General Obligation Series C (zero coupon), due 8/1/33	2,825,000	1,446,089
	Los Angeles Unified School District, Unlimited General Obligation Series D 5.00%, due 1/1/34	1,410,000	1,587,477
	Oakland Unified School District, Alameda County, Election of 2012, Unlimited General Obligation 6.625%, due 8/1/38	500,000	615,435
	Oceanside Unified School District, CABS, Unlimited General Obligation Series C (zero coupon), due 8/1/51	1,250,000	184,523
	Oxnard California Union High School District, Election 2004, Unlimited General Obligation Series D 4.00%, due 8/1/33	1,015,000	1,159,952
	Palm Springs Unified School District, Election 2008, Unlimited General Obligation Series C 5.00%, due 8/1/31	360,000	440,276
	Pittsburg Unified School District, CABS, Election 2010, Unlimited General Obligation
	Series C (zero coupon), due 8/1/47	3,500,000	718,795
	Series C (zero coupon), due 8/1/52	5,000,000	735,600
	San Bernardino City Unified School District, Election 2012, Unlimited General Obligation Series C, Insured:AGM 5.00%, due 8/1/34	655,000	802,886
	San Diego Unified School District, Election 1998, Unlimited General Obligation Series E-2, Insured: AGM 5.50%, due 7/1/27	150,000	205,614
	San Jacinto Unified School District, Unlimited General Obligation Insured: AGM 5.00%, due 8/1/31	855,000	1,045,998
	San Mateo Foster City School District, Election, Unlimited General Obligation (zero coupon), due 8/1/42 (d)	2,000,000	1,821,600
	San Ysidro School District, Unlimited General Obligation
	Series F, Insured: AGM (zero coupon), due 8/1/47	2,500,000	335,200
	Insured: AGM (zero coupon), due 8/1/47	3,000,000	717,510
	Sanger Unified School District, Election 2012, Unlimited General Obligation
	Series C, Insured: BAM 4.00%, due 8/1/39	1,020,000	1,146,052
	Series C, Insured: BAM 4.00%, due 8/1/43	1,250,000	1,397,463
	Santa Barbara Unified School District, Election of 2010, Unlimited General Obligation
	Series A (zero coupon), due 8/1/36	1,000,000	1,101,500
	Series B 5.00%, due 8/1/38	1,000,000	1,199,540
	Stockton Unified School District, Unlimited General Obligation
	Insured: AGM 5.00%, due 7/1/28	500,000	601,480
	Insured: AGM 5.00%, due 1/1/29	200,000	239,900
	Taft Elementary School District, Election 2012, Unlimited General Obligation Series B, Insured: AGM 6.00%, due 8/1/44	1,200,000	1,522,188
	Twin Rivers Unified School District, Unlimited General Obligation Series A, Insured: BAM (zero coupon), due 2/1/39	3,500,000	1,120,455
	Westminster School District, CABS, Election 2008, Unlimited General Obligation Series B, Insured: BAM (zero coupon), due 8/1/48	5,000,000	784,100
			38,582,270
	Tobacco Settlement 5.6%
¤	California County Tobacco Securitization Agency, Asset Backed, Revenue Bonds
	5.125%, due 6/1/38	550,000	550,044
	Series A 5.125%, due 6/1/38	1,290,000	1,290,103
	5.25%, due 6/1/46	1,165,000	1,165,035
	5.60%, due 6/1/36	500,000	508,715
	5.70%, due 6/1/46	1,000,000	1,017,450
	5.875%, due 6/1/35	45,000	45,333
	Children's Trust Fund, Asset Backed BDS, Revenue Bonds Series A (zero coupon), due 5/15/50	10,000,000	911,400
	Golden State Tobacco Securitization Corp., Asset-Backed, Revenue Bonds Series A-2 5.30%, due 6/1/37	2,500,000	2,569,500
	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset Backed, Revenue Bonds 5.625%, due 6/1/47	1,025,000	1,025,256
	Tobacco Securitization Authority Northern California, Asset-Backed, Revenue Bonds
	Series A-1 5.375%, due 6/1/38	820,000	819,943
	Series A-1 5.50%, due 6/1/45	1,500,000	1,500,105
	Tobacco Securitization Authority of Southern California, Asset-Backed, Revenue Bonds Series A-1 5.125%, due 6/1/46	1,650,000	1,650,132
			13,053,016
	Transportation 4.6%
	Alameda Corridor Transportation Authority, Revenue Bonds
	Series B, Insured: AGM 4.00%, due 10/1/37	750,000	831,967
	Series A, Insured: AGM 5.00%, due 10/1/29	1,000,000	1,225,700
	Bay Area Toll Authority, Revenue Bonds Series F-1 5.00%, due 4/1/34	1,000,000	1,116,740
	Foothill-Eastern Transportation Corridor Agency, Revenue Bonds Series C 6.50%, due 1/15/43	500,000	612,455
	Puerto Rico Highways & Transportation Authority, Revenue Bonds
	Series M, Insured: AGC 4.125%, due 7/1/19	120,000	120,526
	Series AA-1, Insured: AGM 4.95%, due 7/1/26	500,000	510,060
	Series N, Insured: NATL-RE 5.25%, due 7/1/32	640,000	669,235
	Series N, Insured: AGC 5.25%, due 7/1/36	1,000,000	1,061,910
	Insured: AMBAC 5.50%, due 7/1/26	275,000	291,492
	San Francisco Municipal Transportation Agency, Revenue Bonds 5.00%, due 3/1/44	1,500,000	1,809,495
	San Joaquin Hills Transportation Corridor Agency, Revenue Bonds
	Series A 5.00%, due 1/15/44	1,000,000	1,167,990
	Series B 5.25%, due 1/15/44	1,000,000	1,129,530
			10,547,100
	Utilities 3.7%
¤	Guam Government, Waterworks Authority, Revenue Bonds
	5.00%, due 1/1/46	2,000,000	2,322,400
	5.25%, due 7/1/33	1,100,000	1,281,280
	5.50%, due 7/1/43	1,415,000	1,654,828
	Imperial Irrigation District Electric, Revenue Bonds Series C 5.00%, due 11/1/36	1,385,000	1,718,273
	Redding Joint Powers Financing Authority, Revenue Bonds Series A 5.00%, due 6/1/32	440,000	537,249
	Turlock Irrigation District, Revenue Bonds 5.50%, due 1/1/41	1,000,000	1,163,060
			8,677,090
	Water 6.2%
	Anaheim Public Financing Authority, Revenue Bonds Insured: NATL-RE 4.75%, due 2/1/39	500,000	510,225
¤	California Pollution Control Financing Authority, Revenue Bonds
	5.00%, due 11/21/45 (c)	1,270,000	1,310,297
	5.00%, due 11/21/45 (a)(c)	2,175,000	2,454,661
	City of Clovis, California, Sewer Revenue Bonds Insured: AGM 5.25%, due 8/1/29	500,000	631,745
	City of Riverside, California, Sewer Revenue Bonds Series A 5.00%, due 8/1/40	1,030,000	1,243,869
	City of Tulare, California, Sewer Revenue Bonds Insured: AGM 4.00%, due 11/15/41	2,000,000	2,212,400
	Lodi Public Financing Authority Wastewater, Revenue Bonds
	Series A 3.00%, due 10/1/34	370,000	384,841
	Series A 5.00%, due 10/1/31	300,000	384,366
	Los Angeles Department of Water & Power Waterworks, Revenue Bonds Series B 5.00%, due 7/1/36	1,165,000	1,451,310
	Oxnard Financing Authority, Waste Water, Revenue Bonds Insured: AGM 5.00%, due 6/1/34	1,000,000	1,200,570
	Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Revenue Bonds Series A, Insured: AGC 5.00%, due 7/1/28	100,000	103,678
	Silicon Valley Clean Water, Revenue Bonds 5.00%, due 8/1/45	500,000	616,105
	Stockton Public Financing Authority, Delta Water Supply Project, Revenue Bonds Series A 6.25%, due 10/1/38	1,000,000	1,264,670
	Stockton Public Financing Authority, Water Systems Capital Improvement Projects, Revenue Bonds Series A, Insured: NATL-RE 4.75%, due 10/1/35	25,000	25,086
	Watereuse Finance Authority, Revenue Bonds Series A 5.50%, due 5/1/36	500,000	615,835
			14,409,658
	Total Municipal Bonds (Cost $211,292,518)		223,541,524
	Total Investments (Cost $211,292,518) (e)	96.7%	223,541,524
	Other Assets, Less Liabilities	3.3	7,547,379
	Net Assets	100.0%	$231,088,903

¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2016. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Interest on these securities was subject to alternative minimum tax.
(b)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of July 31, 2016.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Step coupon - Rate shown was the rate in effect as of July 31, 2016.
(e)	As of July 31, 2016, cost was $211,292,518 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$12,589,976
Gross unrealized depreciation	(340,970)
Net unrealized appreciation	$12,249,006

As of July 31, 2016, the Fund held the following futures contracts[1]:

Type	Number of Contracts (Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
10-Year United States Treasury Note	(100)	September 2016	$(13,304,688)	$(309,292)
			$(13,304,688)	$(309,292)

1.	As of July 31, 2016, cash in the amount of $135,000 was on deposit with a broker for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2016.

The following abbreviations are used in the preceding pages:
AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Ambac Assurance Corp.
BAM	—Build America Mutual Assurance Co.
CIFG	—CIFG Group
NATL-RE	—National Public Finance Guarantee Corp.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Municipal Bonds	$—	$223,541,524	$—	$223,541,524
Total Investments in Securities	$—	$223,541,524	$—	$223,541,524

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Short (b)	$(309,292)	$—	$—	$(309,292)
Total Other Financial Instruments	$(309,292)	$—	$—	$(309,292)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2016, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Conservative Allocation Fund

Portfolio of Investments July 31, 2016 (Unaudited)

	Shares	Value
Affiliated Investment Companies 96.3% †
Equity Funds 45.6%
IQ 50 Percent Hedged FTSE International ETF	255,896	$4,588,318
IQ Global Resources ETF	47,092	1,247,467
MainStay Absolute Return Multi-Strategy Fund Class I (a)	3,375,331	34,293,364
MainStay Cushing MLP Premier Fund Class I	219,921	3,180,064
MainStay Cushing Renaissance Advantage Fund Class I (a)	611,235	11,142,808
MainStay Emerging Markets Opportunities Fund Class I (a)	1,310,756	11,036,562
MainStay Epoch Capital Growth Fund Class I (b)	307,074	3,251,914
MainStay Epoch Global Choice Fund Class I (a)	574,487	10,472,890
MainStay Epoch U.S. All Cap Fund Class I	151,234	3,938,141
MainStay Epoch U.S. Equity Yield Fund Class I	92,200	1,382,996
MainStay Epoch U.S. Small Cap Fund Class I (a)	954,356	26,721,957
MainStay ICAP Equity Fund Class I	256,853	11,034,407
MainStay ICAP International Fund Class I	405,476	12,367,019
MainStay International Opportunities Fund Class I	1,250,787	10,081,346
MainStay Large Cap Growth Fund Class I	1,261,942	12,455,367
MainStay MAP Fund Class I	656,713	24,620,188
MainStay S&P 500 Index Fund Class I	16,548	810,190
MainStay U.S. Equity Opportunities Fund Class I	2,866,033	25,221,089

Total Equity Funds (Cost $188,103,950)		207,846,087

Fixed Income Funds 50.7%
IQ Enhanced Core Bond U.S. ETF (a)	1,046,422	21,315,616
IQ Enhanced Core Plus Bond U.S. ETF	4,876	99,617
MainStay Floating Rate Fund Class I	2,833,756	26,098,889
MainStay High Yield Corporate Bond Fund Class I	4,194,338	23,698,008
MainStay High Yield Opportunities Fund Class I	273,700	2,846,484
MainStay Indexed Bond Fund Class I (a)	3,998,820	44,826,767
MainStay Short Duration High Yield Fund Class I	1,076,555	10,550,244
MainStay Total Return Bond Fund Class I (a)	8,260,184	88,962,187
MainStay Unconstrained Bond Fund Class I	1,435,308	12,487,179
Total Fixed Income Funds (Cost $226,732,776)		230,884,991
Total Affiliated Investment Companies (Cost $414,836,726)		438,731,078

	Principal Amount
Short-Term Investment 3.8%
Repurchase Agreement 3.8%
Fixed Income Clearing Corp. 0.03%, dated 7/29/16 due 8/1/16 Proceeds at Maturity $17,430,123 (Collateralized by a United States Treasury Note with a rate of 1.375% and a maturity date of 10/31/20, with a Principal Amount of $17,435,000 and a Market Value of $17,783,700)	$17,430,079	17,430,079
Total Short-Term Investment (Cost $17,430,079)		17,430,079
Total Investments (Cost $432,266,805) (c)	100.1%	456,161,157
Other Assets, Less Liabilities	(0.1)	(228,920)
Net Assets	100.0%	$455,932,237

†	Percentages indicated are based on Fund net assets.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Non-income producing Underlying Fund.
(c)	As of July 31, 2016, cost was $435,973,367 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$25,592,094
Gross unrealized depreciation	(5,404,304)
Net unrealized appreciation	$20,187,790

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$207,846,087	$—	$—	$207,846,087
Fixed Income Funds	230,884,991	—	—	230,884,991
Short-Term Investment
Repurchase Agreement	—	17,430,079	—	17,430,079
Total Investments in Securities	$438,731,078	$17,430,079	$—	$456,161,157

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2016, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Cornerstone Growth Fund

Portfolio of Investments July 31, 2016 (Unaudited)

		Shares	Value
	Common Stocks 98.8% †
	Airlines 1.6%
	Delta Air Lines, Inc.	245,511	$9,513,551

	Banks 2.9%
	First Republic Bank	231,762	16,610,383

	Beverages 1.0%
	Constellation Brands, Inc. Class A	36,818	6,061,347

	Biotechnology 10.5%
	Alexion Pharmaceuticals, Inc. (a)	129,973	16,714,528
¤	Gilead Sciences, Inc.	233,202	18,532,563
	Puma Biotechnology, Inc. (a)	154,372	7,701,619
¤	Vertex Pharmaceuticals, Inc. (a)	184,305	17,877,585
			60,826,295
	Building Products 1.8%
	Masco Corp.	285,806	10,426,203

	Capital Markets 5.5%
	Affiliated Managers Group, Inc. (a)	95,997	14,090,440
	Ameriprise Financial, Inc.	41,774	4,003,620
	Charles Schwab Corp. (The)	487,774	13,862,537
			31,956,597
	Diversified Financial Services 1.0%
	CME Group, Inc.	57,808	5,910,290

	Food Products 1.8%
	Pinnacle Foods, Inc.	205,942	10,340,348

	Health Care Providers & Services 3.0%
¤	Envision Healthcare Holdings, Inc. (a)	720,898	17,726,882

	Health Care Technology 1.0%
	HMS Holdings Corp. (a)	295,510	5,874,739

	Hotels, Restaurants & Leisure 4.4%
	Royal Caribbean Cruises, Ltd.	213,244	15,447,395
	Starbucks Corp.	174,749	10,144,180
			25,591,575
	Household Durables 1.6%
	PulteGroup, Inc.	426,336	9,029,796

	Internet & Catalog Retail 5.3%
¤	Amazon.com, Inc. (a)	40,931	31,058,852

	Internet Software & Services 15.7%
¤	Alphabet, Inc. Class A (a)	33,230	26,296,228
	CoStar Group, Inc. (a)	59,387	12,346,557
	Criteo S.A., Sponsored ADR (a)	146,067	6,454,701
¤	Facebook, Inc. Class A (a)	216,453	26,827,185
¤	Pandora Media, Inc. (a)	1,439,233	19,573,569
			91,498,240
	IT Services 3.7%
	Alliance Data Systems Corp. (a)	61,415	14,224,942
	Visa, Inc. Class A	94,079	7,342,866
			21,567,808
	Media 5.9%
	CBS Corp. Class B	203,975	10,651,574
	Grupo Televisa S.A.B., Sponsored ADR	281,375	7,476,134
	Walt Disney Co. (The)	169,085	16,223,706
			34,351,414
	Oil, Gas & Consumable Fuels 5.2%
¤	Anadarko Petroleum Corp.	359,987	19,630,091
	Devon Energy Corp.	155,395	5,948,521
	Hess Corp.	88,933	4,771,255
			30,349,867
	Pharmaceuticals 2.5%
	Perrigo Co. PLC	157,511	14,394,930

	Road & Rail 1.2%
	J.B. Hunt Transport Services, Inc.	83,201	6,916,499

	Semiconductors & Semiconductor Equipment 3.0%
	NXP Semiconductors N.V. (a)	205,267	17,260,902

	Software 6.7%
	Mobileye N.V. (a)	279,210	13,376,951
¤	Salesforce.com, Inc. (a)	259,906	21,260,311
	Splunk, Inc. (a)	74,250	4,643,595
			39,280,857
	Specialty Retail 7.3%
¤	Home Depot, Inc. (The)	191,150	26,424,576
	O'Reilly Automotive, Inc. (a)	23,893	6,944,023
	Ross Stores, Inc.	146,573	9,062,608
			42,431,207
	Textiles, Apparel & Luxury Goods 3.0%
	Coach, Inc.	339,909	14,653,477
	VF Corp.	42,799	2,671,942
			17,325,419
	Trading Companies & Distributors 3.2%
	Fastenal Co.	125,055	5,346,101
	HD Supply Holdings, Inc. (a)	370,915	13,423,414
			18,769,515
	Total Common Stocks (Cost $525,135,863)		575,073,516

		Principal Amount
	Short-Term Investment 1.0%
	Repurchase Agreement 1.0%
	Fixed Income Clearing Corp. 0.03%, dated 7/29/16 due 8/1/16 Proceeds at Maturity $5,564,080 (Collateralized by a United States Treasury Note with a rate of 1.375% and a maturity date of 10/31/20, with a Principal Amount of $5,565,000 and a Market Value of $5,676,300)	$5,564,066	5,564,066
	Total Short-Term Investment (Cost $5,564,066)		5,564,066
	Total Investments (Cost $530,699,929) (b)	99.8%	580,637,582
	Other Assets, Less Liabilities	0.2	1,366,965
	Net Assets	100.0%	$582,004,547

¤	Among the Fund's 10 largest holdings, as of July 31, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	As of July 31, 2016, cost was $531,024,552 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$115,161,907
Gross unrealized depreciation	(65,548,877)
Net unrealized appreciation	$49,613,030

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$575,073,516	$—	$—	$575,073,516
Short-Term Investment
Repurchase Agreement	—	5,564,066	—	5,564,066
Total Investments in Securities	$575,073,516	$5,564,066	$—	$580,637,582

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2016, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Emerging Markets Opportunities Fund
Portfolio of Investments July 31, 2016 (Unaudited)

		Shares	Value
	Common Stocks 93.4% †
	Brazil 5.8%
	Banco Bradesco S.A. (Banks)	49,954	$450,024
	Banco do Brasil S.A. (Banks)	68,600	445,358
	BM&FBovespa S.A. (Diversified Financial Services)	78,100	459,823
	BR Malls Participacoes S.A. (Real Estate Management & Development) (a)	18,720	81,175
	BTG Pactual Group (Capital Markets)	22,000	115,414
	CCR S.A. (Transportation Infrastructure)	27,900	161,167
	Cia de Saneamento Basico do Estado de Sao Paulo (Water Utilities)	47,900	455,009
	Cia de Saneamento de Minas Gerais-COPASA (Water Utilities)	38,600	392,857
	Cosan S.A. Industria e Comercio (Oil, Gas & Consumable Fuels)	43,300	454,714
	JBS S.A. (Food Products)	13,700	46,055
	Kroton Educacional S.A. (Diversified Consumer Services)	17,800	79,272
	M Dias Branco S.A. (Food Products)	8,300	300,780
	MRV Engenharia e Participacoes S.A. (Household Durables)	97,500	407,453
	Multiplus S.A. (Media)	3,700	48,806
	Petroleo Brasileiro S.A. (Oil, Gas & Consumable Fuels) (a)	108,300	467,951
	Qualicorp S.A. (Health Care Providers & Services)	69,200	458,858
	Ser Educacional S.A. (Diversified Consumer Services) (b)	60,200	290,194
	SLC Agricola S.A. (Food Products)	16,400	75,870
	Smiles S.A. (Media)	25,500	408,642
	Transmissora Alianca de Energia Eletrica S.A. (Electric Utilities)	61,800	493,653
	Vale S.A. (Metals & Mining)	77,900	444,470
			6,537,545
	Cayman Islands 0.0%‡
	Best Pacific International Holdings, Ltd. Class H (Textiles, Apparel & Luxury Goods)	26,000	17,627

	Chile 0.6%
	Banco de Chile (Banks)	684,881	76,047
	Banco de Credito e Inversiones (Banks)	820	37,001
	Banco Santander Chile (Banks)	1,838,593	94,338
	Cencosud S.A. (Food & Staples Retailing)	149,423	425,661
	Itau CorpBanca (Banks)	218,093	1,899
			634,946
	China 22.1%
	361 Degrees International, Ltd. (Textiles, Apparel & Luxury Goods)	427,000	126,585
	AAC Technologies Holdings, Inc. (Electronic Equipment, Instruments & Components)	55,000	513,250
	Agricultural Bank of China, Ltd. Class H (Banks)	1,207,000	443,384
	Air China, Ltd. Class H (Airlines)	410,000	313,376
	AVIC International Holdings, Ltd. Class H (Electronic Equipment, Instruments & Components)	76,000	44,669
	BAIC Motor Corp., Ltd. Class H (Automobiles) (b)	128,000	116,148
	Baidu, Inc., Sponsored ADR (Internet Software & Services) (a)	3,700	590,520
	Bank of China, Ltd. Class H (Banks)	1,462,000	601,127
	Bank of Communications Co., Ltd. Class H (Banks)	657,000	442,889
	Beijing Capital International Airport Co., Ltd. Class H (Transportation Infrastructure)	22,000	25,379
	Beijing Enterprises Holdings, Ltd. (Industrial Conglomerates)	73,500	413,996
	Belle International Holdings, Ltd. (Textiles, Apparel & Luxury Goods)	175,000	115,713
	Biostime International Holdings, Ltd. (Food Products) (a)	38,000	123,183
	China Cinda Asset Management Co., Ltd. Class H (Capital Markets)	1,223,000	397,242
	China CITIC Bank Corp., Ltd. Class H (Banks)	247,000	155,999
	China Communications Services Corp., Ltd. Class H (Diversified Telecommunication Services)	642,000	348,373
	China Dongxiang Group Co., Ltd. (Textiles, Apparel & Luxury Goods)	385,000	75,924
	China Everbright Bank Co., Ltd. Class H (Banks)	737,000	320,129
	China Everbright, Ltd. (Capital Markets)	170,000	324,294
	China Evergrande Group (Real Estate Management & Development) (c)	702,000	442,460
	China Galaxy Securities Co., Ltd. Class H (Capital Markets)	442,500	382,705
	China Harmony New Energy Auto Holding, Ltd. (Specialty Retail)	268,500	151,235
	China Lilang, Ltd. (Textiles, Apparel & Luxury Goods)	150,000	96,476
	China Medical System Holdings, Ltd. (Pharmaceuticals)	145,000	213,059
	China Merchants Bank Co., Ltd. Class H (Banks)	207,500	443,970
	China Minsheng Banking Corp., Ltd. Class H (Banks)	424,000	442,122
	China Mobile, Ltd. (Wireless Telecommunication Services)	46,500	573,279
	China National Building Material Co., Ltd. Class H (Construction Materials)	116,000	53,227
¤	China Petroleum & Chemical Corp. Class H (Oil, Gas & Consumable Fuels)	1,140,000	809,626
	China Railway Construction Corp., Ltd. Class H (Construction & Engineering)	535,500	641,904
	China Resources Power Holdings Co., Ltd. (Independent Power & Renewable Electricity Producers)	56,000	89,214
	China Shipping Development Co., Ltd. Class H (Marine)	260,000	147,118
	China Southern Airlines Co., Ltd. Class H (Airlines)	478,000	315,446
¤	China Telecom Corp., Ltd. Class H (Diversified Telecommunication Services)	1,534,000	755,295
	China Vanke Co., Ltd. Class H (Real Estate Management & Development)	170,300	385,010
	China Yongda Automobiles Services Holdings, Ltd. (Specialty Retail)	92,000	45,061
	Chongqing Rural Commercial Bank Co., Ltd. Class H (Banks)	703,000	368,789
	CNOOC, Ltd. (Oil, Gas & Consumable Fuels)	416,000	497,587
	CNOOC, Ltd., Sponsored ADR (Oil, Gas & Consumable Fuels)	500	60,195
	Dah Chong Hong Holdings, Ltd. (Distributors)	297,000	146,234
	Dongfeng Motor Group Co., Ltd. Class H (Automobiles)	266,000	328,111
	Dongyue Group, Ltd. (Chemicals) (d)(e)	301,000	53,151
	Far East Horizon, Ltd. (Diversified Financial Services)	50,000	39,312
	Geely Automobile Holdings, Ltd. (Automobiles)	490,000	322,102
	GF Securities Co., Ltd. Class H (Capital Markets)	107,800	235,653
	Great Wall Motor Co., Ltd. Class H (Automobiles)	332,500	344,997
	Guangzhou Automobile Group Co., Ltd. Class H (Automobiles)	254,000	326,078
	Guangzhou R&F Properties Co., Ltd. Class H (Real Estate Management & Development)	277,600	420,064
	Haitian International Holdings, Ltd. (Machinery)	92,000	154,155
	Huaneng Power International, Inc. Class H (Independent Power & Renewable Electricity Producers)	178,000	108,979
	Huaneng Renewables Corp., Ltd. Class H (Independent Power & Renewable Electricity Producers)	350,000	111,879
	Industrial & Commercial Bank of China, Ltd. Class H (Banks)	1,039,000	587,906
	Kunlun Energy Co., Ltd. (Oil, Gas & Consumable Fuels)	456,000	344,422
	Longfor Properties Co., Ltd. (Real Estate Management & Development)	37,000	50,552
	Maoye International Holdings, Ltd. (Multiline Retail) (c)	387,000	36,413
¤	NetEase, Inc., ADR (Internet Software & Services)	5,100	1,041,777
	New Oriental Education & Technology Group, Inc., Sponsored ADR (Diversified Consumer Services)	8,600	378,916
	People's Insurance Co. Group of China, Ltd. (The) Class H (Insurance)	150,000	57,615
	PICC Property & Casualty Co., Ltd. Class H (Insurance)	222,000	343,942
	Ping An Insurance Group Co. of China, Ltd. Class H (Insurance)	52,000	242,627
	Shandong Luoxin Pharmaceutical Group Stock Co., Ltd. Class H (Pharmaceuticals)	26,000	41,622
	Shanghai Industrial Holdings, Ltd. (Industrial Conglomerates)	182,000	425,536
	Sinopec Engineering Group Co., Ltd. Class H (Construction & Engineering)	46,500	40,516
	Sinopec Shanghai Petrochemical Co., Ltd. Class H (Chemicals)	1,108,000	539,833
	Sinopharm Group Co., Ltd. Class H (Health Care Providers & Services)	3,200	15,488
	Sunac China Holdings, Ltd. (Real Estate Management & Development)	32,000	20,087
¤	Tencent Holdings, Ltd. (Internet Software & Services)	131,100	3,151,442
	Tianneng Power International, Ltd. (Auto Components)	370,000	254,666
	TravelSky Technology, Ltd. Class H (IT Services)	134,000	256,656
	Weichai Power Co., Ltd. Class H (Machinery)	328,000	393,174
	Weiqiao Textile Co., Ltd. Class H (Textiles, Apparel & Luxury Goods)	392,500	313,154
	Xinhua Winshare Publishing and Media Co., Ltd. Class H (Distributors) (a)	288,000	306,249
	Xtep International Holdings, Ltd. (Textiles, Apparel & Luxury Goods)	599,500	308,312
	Yuexiu Transport Infrastructure, Ltd. (Transportation Infrastructure)	114,000	75,232
	Zhongsheng Group Holdings, Ltd. (Specialty Retail)	62,000	38,199
	Zijin Mining Group Co., Ltd. Class H (Metals & Mining)	1,178,000	428,176
			24,689,185
	Colombia 0.2%
	Grupo de Inversiones Suramericana S.A. (Diversified Financial Services)	16,595	207,140

	Egypt 0.4%
	Commercial International Bank Egypt S.A.E. (Banks)	83,270	455,268
	Telecom Egypt Co. (Diversified Telecommunication Services)	45,810	47,306
			502,574
	Greece 0.1%
	FF Group (Specialty Retail) (a)	1,515	37,263
	JUMBO S.A. (Specialty Retail)	5,981	70,679
			107,942
	Hong Kong 2.0%
	GCL-Poly Energy Holdings, Ltd. (Semiconductors & Semiconductor Equipment)	1,552,000	212,044
	Huabao International Holdings, Ltd. (Chemicals) (a)	245,000	87,789
	Ju Teng International Holdings, Ltd. (Electronic Equipment, Instruments & Components)	234,000	74,196
	Kingboard Chemical Holdings, Ltd. (Electronic Equipment, Instruments & Components)	147,500	318,255
	Kingboard Laminates Holdings, Ltd. (Electronic Equipment, Instruments & Components)	57,000	36,293
	Nine Dragons Paper Holdings, Ltd. (Paper & Forest Products)	911,000	723,314
	Pou Sheng International Holdings, Ltd. (Specialty Retail) (a)	613,000	174,615
	Real Nutriceutical Group, Ltd. (Personal Products)	909,000	84,358
	Shimao Property Holdings, Ltd. (Real Estate Management & Development)	127,500	166,310
	Skyworth Digital Holdings, Ltd. (Household Durables)	516,000	385,084
			2,262,258
	Hungary 1.4%
	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	10,042	629,625
	OTP Bank PLC (Banks)	18,884	459,894
	Richter Gedeon Nyrt (Pharmaceuticals)	22,891	483,763
			1,573,282
	India 7.8%
	Aurobindo Pharma, Ltd. (Pharmaceuticals)	61,023	721,963
	Balrampur Chini Mills, Ltd. (Food Products) (a)	200,313	394,286
	Bharat Petroleum Corp., Ltd. (Oil, Gas & Consumable Fuels) (e)	61,499	544,480
	Chennai Petroleum Corp., Ltd. (Oil, Gas & Consumable Fuels) (a)	45,158	179,594
	eClerx Services, Ltd. (IT Services)	1	23
	Great Eastern Shipping Co., Ltd. (The) (Oil, Gas & Consumable Fuels)	2,793	14,014
	Gujarat State Fertilizers & Chemicals, Ltd. (Chemicals)	59,132	61,794
	Hindalco Industries, Ltd. (Metals & Mining)	120,336	239,289
	Housing Development Finance Corp., Ltd. (Thrifts & Mortgage Finance)	26,899	552,155
	Indiabulls Housing Finance, Ltd. (Thrifts & Mortgage Finance)	22,222	253,454
	Infosys, Ltd. (IT Services)	10,689	171,541
	JSW Steel, Ltd. (Metals & Mining)	15,055	376,010
	Jubilant Life Sciences, Ltd. (Pharmaceuticals)	51,993	261,498
	Karnataka Bank, Ltd. (The) (Banks)	128,339	279,727
	KPIT Technologies, Ltd. (Software)	30,618	60,153
	Manappuram Finance, Ltd. (Consumer Finance)	326,537	399,975
	Muthoot Finance, Ltd. (Consumer Finance)	42,602	209,878
	NIIT Technologies, Ltd. (Software)	22,120	148,369
	Power Finance Corp., Ltd. (Diversified Financial Services)	137,904	449,009
	Rural Electrification Corp., Ltd. (Diversified Financial Services)	70,366	222,753
	Sintex Industries, Ltd. (Building Products)	41,622	47,721
	Tata Motors, Ltd. (Automobiles)	43,014	323,223
	Tata Motors, Ltd. Class A DVR (Automobiles)	68,403	330,399
	Tata Power Co., Ltd. (Electric Utilities)	257,373	276,642
	Tata Steel, Ltd. (Metals & Mining)	55,280	293,008
	Tech Mahindra, Ltd. (IT Services)	83,683	603,402
	Vardhman Textiles, Ltd. (Textiles, Apparel & Luxury Goods)	11,284	183,617
	Vedanta, Ltd. (Metals & Mining)	295,957	727,024
	Welspun India, Ltd. (Textiles, Apparel & Luxury Goods)	159,197	242,414
	Zensar Technologies, Ltd. (Software)	7,949	125,931
			8,693,346

	Indonesia 2.5%
	Bank Negara Indonesia Persero Tbk PT (Banks)	635,300	259,484
	Charoen Pokphand Indonesia Tbk PT (Food Products)	661,600	189,411
	Global Mediacom Tbk PT (Media)	982,000	77,220
	Gudang Garam Tbk PT (Tobacco)	91,900	473,760
	Indofood Sukses Makmur Tbk PT (Food Products)	963,800	612,561
¤	Telekomunikasi Indonesia Persero Tbk PT (Diversified Telecommunication Services)	3,508,800	1,133,124
			2,745,560
	Malaysia 1.8%
	AirAsia BHD (Airlines)	1,010,200	727,155
	CIMB Group Holdings BHD (Banks)	82,400	88,868
	Genting BHD (Hotels, Restaurants & Leisure)	202,300	408,526
	IOI Properties Group BHD (Real Estate Management & Development)	48,600	28,177
	Malayan Banking BHD (Banks)	94,300	185,797
	Padini Holdings BHD (Specialty Retail)	132,600	86,326
	Public Bank BHD (Banks)	70,300	336,777
	TA Enterprise BHD (Hotels, Restaurants & Leisure)	335,000	41,150
	Unisem M BHD (Semiconductors & Semiconductor Equipment)	34,500	22,800
	VS Industry BHD (Electronic Equipment, Instruments & Components)	231,600	75,104
			2,000,680
	Mexico 4.4%
	Alfa S.A.B. de C.V. Class A (Industrial Conglomerates)	219,100	357,571
	Arca Continental S.A.B. de C.V. (Beverages)	102,300	657,503
	Fibra Uno Administracion S.A. de C.V. (Real Estate Investment Trusts)	191,500	389,639
	Fomento Economico Mexicano S.A.B. de C.V. (Beverages)	74,800	669,091
	Gentera S.A.B. de C.V. (Consumer Finance)	230,700	428,425
	Grupo Bimbo S.A.B. de C.V. Series A (Food Products)	115,300	343,686
	Grupo Financiero Santander Mexico S.A.B de C.V. Class B (Banks)	52,200	95,101
	Grupo Lala S.A.B. de C.V. (Food Products)	178,300	386,745
	Industrias Penoles S.A.B. de C.V. (Metals & Mining)	17,905	460,698
	Kimberly-Clark de Mexico S.A.B. de C.V. Class A (Household Products)	26,500	59,897
	OHL Mexico S.A.B. de C.V. (Transportation Infrastructure) (a)	409,521	563,719
	Wal-Mart de Mexico S.A.B. de C.V. (Food & Staples Retailing)	212,800	485,752
			4,897,827
	Peru 0.4%
	Cia de Minas Buenaventura SAA, ADR (Metals & Mining) (a)	32,300	473,195
	Ferreycorp SAA (Trading Companies & Distributors)	52,461	25,526
			498,721
	Philippines 0.4%
	Cebu Air, Inc. (Airlines)	6,540	15,132
	Metro Pacific Investments Corp. (Diversified Financial Services)	2,839,200	452,006
			467,138
	Poland 0.7%
	Enea S.A. (Electric Utilities) (a)	38,126	107,229
	Energa S.A. (Electric Utilities)	126,514	316,212
	Tauron Polska Energia S.A. (Electric Utilities) (a)	411,864	325,526
			748,967
	Republic of Korea 15.9%
	Able C&C Co., Ltd. (Personal Products)	13,770	395,835
	CJ CheilJedang Corp. (Food Products)	1,155	405,743
	Com2uSCorp (Software) (a)	3,851	397,425
	Daelim Industrial Co., Ltd. (Construction & Engineering)	8,894	666,961
	DGB Financial Group, Inc. (Banks)	41,683	335,280
	Dongbu HiTek Co., Ltd. (Semiconductors & Semiconductor Equipment) (a)	24,642	391,579
	DongKook Pharmaceutical Co., Ltd. (Pharmaceuticals)	1,713	101,390
	Doosan Infracore Co., Ltd. (Machinery) (a)(c)	54,642	388,784
	Gamevil, Inc. (Software) (a)	3,337	232,367
	Hana Financial Group, Inc. (Banks)	18,122	445,709
	Hanjin Heavy Industries & Construction Co., Ltd. (Machinery) (a)	24,119	96,248
	Hankook Tire Co., Ltd. (Auto Components)	6,869	332,366
	Hanwha Chemical Corp. (Chemicals)	31,789	725,089
	Hanwha Corp. (Industrial Conglomerates)	22,349	710,284
	Hyosung Corp. (Chemicals)	4,843	600,970
	Hyundai Development Co.-Engineering & Construction (Construction & Engineering)	8,136	321,765
	Hyundai Engineering & Construction Co., Ltd. (Construction & Engineering)	14,847	487,765
	Hyundai Marine & Fire Insurance Co., Ltd. (Insurance)	11,133	301,147
	Hyundai Mipo Dockyard Co., Ltd. (Machinery) (a)	393	28,208
	Hyundai Mobis Co., Ltd. (Auto Components)	1,420	323,260
	Hyundai Motor Co. (Automobiles)	2,803	330,309
	Industrial Bank of Korea (Banks)	17,163	181,566
	KB Financial Group, Inc. (Banks)	14,199	446,195
	Kia Motors Corp. (Automobiles)	8,970	337,531
¤	Korea Electric Power Corp. (Electric Utilities)	15,795	864,378
	Korea Gas Corp. (Gas Utilities)	7,729	291,869
	KT&G Corp. (Tobacco)	6,306	681,182
	LG Corp. (Industrial Conglomerates)	10,684	605,664
	LG Display Co., Ltd. (Electronic Equipment, Instruments & Components)	19,437	537,916
	LG Electronics, Inc. (Household Durables)	12,435	593,914
	LG Household & Health Care, Ltd. (Personal Products)	74	66,591
	LG Uplus Corp. (Diversified Telecommunication Services)	22,385	218,824
	Lotte Chemical Corp. (Chemicals)	1,424	385,827
	Partron Co., Ltd. (Electronic Equipment, Instruments & Components)	32,908	348,132
	POSCO (Metals & Mining)	2,225	449,906
	Posco Daewoo Corp. (Trading Companies & Distributors)	35,882	683,909
	S-Oil Corp. (Oil, Gas & Consumable Fuels)	3,993	272,700
	Samsung Electronics Co., Ltd. (Technology Hardware, Storage & Peripherals)	420	577,048
	Samyang Corp. (Food Products)	2,811	243,169
	Shinhan Financial Group Co., Ltd. (Banks)	12,203	435,218
	SK Innovation Co., Ltd. (Oil, Gas & Consumable Fuels)	4,089	532,959
	Vieworks Co., Ltd. (Health Care Equipment & Supplies)	1,313	58,374
	Woori Bank (Banks)	46,259	417,101
	Yuhan Corp. (Pharmaceuticals)	1,915	523,135
			17,771,592
	Romania 0.3%
	New Europe Property Investments PLC (Real Estate Management & Development)	30,690	367,031

	Russia 2.8%
	Gazprom PJSC, Sponsored ADR (Oil, Gas & Consumable Fuels)	83,448	339,634
	Lukoil PJSC, Sponsored ADR (Oil, Gas & Consumable Fuels)	11,851	506,630
	Megafon PJSC, GDR (Wireless Telecommunication Services)	20,159	199,171
	Mobile TeleSystems PJSC, Sponsored ADR (Wireless Telecommunication Services)	64,100	569,849
	PhosAgro PJSC, GDR (Chemicals)	18,701	258,074
	RusHydro PJSC, ADR (Electric Utilities)	26,334	27,256
	Severstal PJSC, GDR (Metals & Mining)	38,904	460,234
	Sistema JSFC, Sponsored GDR (Wireless Telecommunication Services)	12,236	99,601
	Surgutneftegas OJSC, Sponsored ADR (Oil, Gas & Consumable Fuels)	60,297	281,587
	Tatneft PJSC, Sponsored ADR (Oil, Gas & Consumable Fuels)	13,541	382,533
			3,124,569
	South Africa 5.6%
	African Rainbow Minerals, Ltd. (Metals & Mining)	43,051	306,075
	AngloGold Ashanti, Ltd. (Metals & Mining) (a)	8,235	179,831
	Astral Foods, Ltd. (Food Products)	4,705	41,012
	Barclays Africa Group, Ltd. (Banks)	41,441	458,228
	DataTec, Ltd. (Electronic Equipment, Instruments & Components)	28,137	101,856
	FirstRand, Ltd. (Diversified Financial Services)	132,596	464,140
	Fortress Income Fund, Ltd. Class A (Real Estate Investment Trusts)	26,473	32,020
	Gold Fields, Ltd. (Metals & Mining)	65,224	402,821
	Growthpoint Properties, Ltd. (Real Estate Investment Trusts)	34,992	66,423
	Imperial Holdings, Ltd. (Distributors)	56,347	672,775
	Liberty Holdings, Ltd. (Insurance)	41,867	369,470
	Murray & Roberts Holdings, Ltd. (Construction & Engineering)	60,563	56,238
¤	Naspers, Ltd. Class N (Media)	7,272	1,141,926
	Nedbank Group, Ltd. (Banks)	22,095	316,751
	Redefine Properties, Ltd. (Real Estate Investment Trusts)	129,708	112,036
	Sappi, Ltd. (Paper & Forest Products) (a)	67,047	341,097
	Sasol, Ltd. (Oil, Gas & Consumable Fuels)	8,594	228,290
	Sibanye Gold, Ltd. (Metals & Mining)	98,177	454,063
	Telkom S.A. SOC, Ltd. (Diversified Telecommunication Services)	72,153	334,847
	Truworths International, Ltd. (Specialty Retail)	9,573	61,564
	Tsogo Sun Holdings, Ltd. (Hotels, Restaurants & Leisure)	69,636	145,480
	Wilson Bayly Holmes-Ovcon, Ltd. (Construction & Engineering)	2,242	19,301
			6,306,244
	Taiwan 12.5%
	AmTRAN Technology Co., Ltd. (Household Durables)	569,000	394,805
	Basso Industry Corp. (Household Durables)	113,000	352,915
	Chaun-Choung Technology Corp. (Electronic Equipment, Instruments & Components)	76,000	359,490
	Cheng Shin Rubber Industry Co., Ltd. (Auto Components)	85,000	177,333
	China Life Insurance Co., Ltd. (Insurance)	5,760	4,754
	Chunghwa Telecom Co., Ltd. (Diversified Telecommunication Services)	4,000	14,222
	Compal Electronics, Inc. (Technology Hardware, Storage & Peripherals)	443,000	278,237
	CTBC Financial Holding Co., Ltd. (Banks)	428,229	236,094
	Formosa Taffeta Co., Ltd. (Textiles, Apparel & Luxury Goods)	61,000	57,803
	Fubon Financial Holding Co., Ltd. (Diversified Financial Services)	256,000	317,965
	Highwealth Construction Corp. (Real Estate Management & Development)	292,000	445,002
¤	Hon Hai Precision Industry Co., Ltd. (Electronic Equipment, Instruments & Components)	281,108	774,031
	Inventec Corp. (Technology Hardware, Storage & Peripherals)	652,000	505,498
	LCY Chemical Corp. (Chemicals) (a)	97,000	118,200
	Lite-On Technology Corp. (Technology Hardware, Storage & Peripherals)	359,000	537,550
	Mega Financial Holding Co., Ltd. (Banks)	300,000	234,940
	Merry Electronics Co., Ltd. (Electronic Equipment, Instruments & Components)	140,000	399,085
	Nanya Technology Corp. (Semiconductors & Semiconductor Equipment)	593,000	700,313
	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	529,000	720,844
	Powertech Technology, Inc. (Semiconductors & Semiconductor Equipment)	288,000	732,563
	Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	197,000	712,762
	Ruentex Development Co., Ltd. (Real Estate Management & Development) (a)	23,000	27,522
	Ruentex Industries, Ltd. (Textiles, Apparel & Luxury Goods)	51,000	81,477
	St. Shine Optical Co., Ltd. (Health Care Equipment & Supplies)	16,000	386,430
¤	Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)	680,000	3,674,467
	Tong Yang Industry Co., Ltd. (Auto Components)	192,000	345,231
	Uni-President Enterprises Corp. (Food Products)	273,000	557,579
	Vanguard International Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	96,000	173,818
	Walsin Technology Corp. (Electronic Equipment, Instruments & Components)	84,000	89,334
	Wistron Corp. (Technology Hardware, Storage & Peripherals)	645,000	512,193
	Yuanta Financial Holding Co., Ltd. (Capital Markets)	268,000	94,026
			14,016,483

	Thailand 3.6%
	Beauty Community PCL, NVDR (Specialty Retail)	208,500	58,665
	Charoen Pokphand Foods PCL, NVDR (Food Products)	827,800	665,472
	Electricity Generating PCL, NVDR (Independent Power & Renewable Electricity Producers)	32,500	185,688
	Glow Energy PCL, NVDR (Independent Power & Renewable Electricity Producers)	25,700	63,272
	Home Product Center PCL, NVDR (Specialty Retail)	594,800	172,480
	IRPC PCL, NVDR (Oil, Gas & Consumable Fuels)	1,692,500	241,022
	Kiatnakin Bank PCL, NVDR (Banks)	143,400	216,150
	Krung Thai Bank PCL, NVDR (Banks)	771,800	385,568
	PTT Exploration & Production PCL, NVDR (Oil, Gas & Consumable Fuels)	91,500	216,731
	PTT Global Chemical PCL, NVDR (Chemicals)	361,800	631,046
¤	PTT PCL, NVDR (Oil, Gas & Consumable Fuels)	89,100	844,186
	Siam Commercial Bank PCL (The), NVDR (Banks)	38,100	173,381
	Thai Oil PCL, NVDR (Oil, Gas & Consumable Fuels)	59,500	103,779
	Thai Union Group PCL, NVDR (Food Products)	88,800	55,580
	Thai Vegetable Oil PCL, NVDR (Food Products)	22,400	19,615
			4,032,635
	Turkey 1.7%
	Akbank T.A.S (Banks)	60,730	156,528
	Aksa Akrilik Kimya Sanayii A.S. (Textiles, Apparel & Luxury Goods)	22,143	57,740
	Haci Omer Sabanci Holding A.S. (Diversified Financial Services)	40,557	120,960
	Tekfen Holding A.S. (Construction & Engineering)	114,685	282,542
	Turkiye Garanti Bankasi A.S. (Banks)	63,767	156,459
	Turkiye Halk Bankasi A.S. (Banks)	87,032	228,982
	Turkiye Is Bankasi Class C (Banks)	43,477	66,945
	Turkiye Sise ve Cam Fabrikalari A.S. (Industrial Conglomerates)	327,253	368,063
	Turkiye Vakiflar Bankasi TAO Class D (Banks)	157,708	233,333
	Yapi ve Kredi Bankasi A.S. (Banks) (a)	199,918	230,871
			1,902,423
	Ukraine 0.4%
	Kernel Holding S.A. (Food Products)	25,760	408,522

	Total Common Stocks (Cost $99,727,335)		104,514,237

	Preferred Stocks 4.7%
	Brazil 2.8%
	Banco ABC Brasil S.A. 6.79% (Banks)	74,900	325,713
	Banco Bradesco S.A. 4.00% (Banks)	5,800	50,730
	Banco do Estado do Rio Grande do Sul S.A. Class B 10.61% (Banks)	105,400	350,423
	Bradespar S.A. 3.82% (Metals & Mining)	48,500	161,547
	Braskem S.A. Class A 6.37% (Chemicals)	77,500	443,144
	Cia Energetica de Minas Gerais 5.26% (Electric Utilities)	161,900	453,883
	Cia Paranaense de Energia Class B 5.17% (Electric Utilities)	24,800	245,904
	Itau Unibanco Holding S.A. 4.55% (Banks)	3,595	37,465
	Petroleo Brasileiro S.A. 0.00% (Oil, Gas & Consumable Fuels) (a)	61,600	225,510
	Telefonica Brasil S.A. 6.12% (Diversified Telecommunication Services)	25,900	393,245
	Vale S.A. 3.23% (Metals & Mining)	97,700	452,281
			3,139,845
	Chile 0.1%
	Embotelladora Andina S.A. Class B 3.84% (Beverages)	6,455	25,538

	Colombia 0.3%
	Bancolombia S.A. 3.10% (Banks)	27,376	234,524
	Grupo Aval Acciones y Valores S.A. 4.92% (Banks)	96,913	36,934
	Grupo de Inversiones Suramericana S.A. 1.16% (Diversified Financial Services)	6,423	78,499
			349,957
	Republic of Korea 1.5%
	Amorepacific Corp. 0.62% (Personal Products)	803	161,295
	Hyundai Motor Co. 4.26% (Automobiles)	3,666	328,914
	Hyundai Motor Co. 4.36% (Automobiles)	3,408	296,639
	LG Household & Health Care, Ltd. 0.00% (Personal Products)	317	165,271
	Samsung Electronics Co., Ltd. 2.03% (Technology Hardware, Storage & Peripherals)	656	740,829
			1,692,948
	Total Preferred Stocks (Cost $4,556,558)		5,208,288

		Principal Amount
	Short-Term Investment 1.7%
	Repurchase Agreement 1.7%
	United States 1.7%
	Fixed Income Clearing Corp. 0.03%, dated 7/29/16 due 8/1/16 Proceeds at Maturity $1,924,226 (Collateralized by a United States Treasury Note with a rate of 1.375% and a maturity date of 10/31/20, with a Principal Amount of $1,925,000 and a Market Value of $1,963,500) (Capital Markets)	$1,924,221	1,924,221
	Total Short-Term Investment (Cost $1,924,221)		1,924,221
	Total Investments (Cost $106,208,114) (f)	99.8%	111,646,746
	Other Assets, Less Liabilities	0.2	240,775
	Net Assets	100.0%	$111,887,521

¤	Among the Fund's 10 largest holdings, as of July 31, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	All or a portion of this security was held on loan. As of July 31, 2016, the market value of securities loaned was $688,967 and the Fund received non-cash collateral in the amount of $727,179.
(d)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2016, the total market value of these securities was $53,151, which represented less than one-tenth of a percent Fund's net assets.
(e)	Illiquid security - As of July 31, 2016, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $597,631, which represented 0.5% of the Fund's net assets.
(f)	As of July 31, 2016, cost was $107,206,207 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$10,291,916
Gross unrealized depreciation	(5,851,377)
Net unrealized appreciation	$4,440,539

The following abbreviations are used in the preceding pages:
ADR	—American Depositary Receipt
DVR	—Differential Voting Rights
GDR	—Global Depositary Receipt
NVDR	—Non-Voting Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks (b)	$24,951,996	$79,509,090	$53,151	$104,514,237
Preferred Stocks	3,680,611	1,527,677	—	5,208,288
Short-Term Investment
Repurchase Agreement	—	1,924,221	—	1,924,221
Total Investments in Securities	28,632,607	82,960,988	53,151	111,646,746
Other Financial Instruments
Total Return Equity Swap Contracts (c)(d)	—	2,688,407	9,210	2,697,617
Total Investments in Securities and Other Financial Instruments	$28,632,607	$85,649,395	$62,361	$114,344,363

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Total Return Equity Swap Contracts (c)	$—	$(2,768,000)	$—	$(2,768,000)
Total Other Financial Instruments	$—	$(2,768,000)	$—	$(2,768,000)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $53,151 is held in China within the Common Stocks section of the Portfolio of Investments.

(c)	The value listed for these securities reflects the unrealized appreciation (depreciation) as shown in the Portfolio of Investments.

(d)	The Level 3 securities valued at $9,210 represents the aggregate total return equity swap contracts with reference obligations of Baoxin Auto Group, Ltd.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2016, a foreign equity security with a market value of $183,537 transferred from Level 1 to Level 3 as the price of this security was fair valued by applying factors provided by a third party vendor in accordance with the Fund’s policies and procedures compared with the prior year prices that were based on quoted prices in active markets

As of July 31, 2016, a foreign equity security with a market value of $209,597 transferred from Level 3 to Level 1as the price of this security was based on quoted prices in active markets compared with prior year prices that were fair valued by applying factors provided by a third party vendor in accordance with the Fund’s policies and procedures.

As of July 31, 2016, total return equity swap contracts with an unrealized appreciation of $10,206 transferred from Level 3 to Level 2 as the value of this total return equity swap contract was based on quoted prices in active markets compared with prior year prices that were fair valued by applying factors provided by a third party vendor in accordance with the Fund’s policies and procedures.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2016
Common Stocks
China	$148,427	$–	$(94,145)	$9,047	$–	$(193,715)	$183,537	$–	$53,151	$9,047
Hong Kong	209,597	–	–	–	–	–	–	(209,597)	–	–
Total	$358,024	$–	$(94,145)	$9,047	$–	$(193,715)	$183,537	$(209,597)	$53,151	$9,047

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2016
Total Return Equity Swap Contracts (a)(b)	$62,140	$–	$–	$(40,473	)(c)	$–	$–	$(2,251)	$(10,206)	$9,210	$–
Total	$62,140	$–	$–	$(40,473)		$–	$–	$(2,251)	$(10,206)	$9,210	$–

(a)	Total Return Equity swap contracts (expressed in terms of unrealized appreciation/depreciation)
(b)	Total Return Equity swap contracts with reference obligations of Baoxin Auto Group, Ltd., China COSCO Holdings Co., Ltd., China Shipping Container Lines Co., China Shipping Development Co., Ltd., PDG Realty S.A. Empreendimentos e Participacoes and SK Chemicals Co., Ltd.
(c)	Includes securities received through a corporate action.

Total Return Equity Swap Contracts

Open OTC total return equity swap contracts as of July 31, 2016 were as follows1:

Counterparty	Reference Obligation	Rate(s) Paid by the Fund	Termination Date(s)	Shares Long/(Short)	Notional Amount Long/(Short) (000)*	Unrealized Appreciation
Brazil
Merrill Lynch	B2W Cia Digital	1 Month LIBOR BBA minus 19.00%	8/1/2016	(8,600)	$(55)	$20,247
Merrill Lynch	B2W Cia Digital	1 Month LIBOR BBA minus 19.00%	8/1/2016	(8,200)	(52)	19,456
Merrill Lynch	B2W Cia Digital	1 Month LIBOR BBA minus 19.00%	10/17/2016	(6,700)	(30)	3,337
Merrill Lynch	B2W Cia Digital	1 Month LIBOR BBA minus 19.00%	10/18/2016	(2,900)	(13)	1,536
Merrill Lynch	Banco Bradesco S.A.	1 Month LIBOR BBA plus 0.60%	10/28/2016	1,320	7	4,775
Merrill Lynch	Banco Bradesco S.A.	1 Month LIBOR BBA plus 0.60%	12/23/2016	4,320	27	10,967
Merrill Lynch	Banco Bradesco S.A.	1 Month LIBOR BBA plus 0.60%	5/18/2017	7,036	- **	61,541
Merrill Lynch	Banco Bradesco S.A.	1 Month LIBOR BBA plus 0.60%	8/8/2017	32,720	263	23,450
Merrill Lynch	Banco Santander Brasil S.A.	1 Month LIBOR BBA plus 0.60%	7/10/2017	8,000	44	6,752
Merrill Lynch	Banco Santander Brasil S.A.	1 Month LIBOR BBA plus 0.60%	7/10/2017	3,500	19	3,000
Merrill Lynch	Cia Paranaense de Energia	1 Month LIBOR BBA plus 0.60%	9/19/2016	20,000	184	13,408
Merrill Lynch	International Meal Co. Alimentacao S.A.	1 Month LIBOR BBA minus 1.00%	8/22/2017	(8,000)	(14)	376
Merrill Lynch	Iochpe Maxion S.A.	1 Month LIBOR BBA minus 3.20%	8/29/2017	(34,600)	(182)	591
Merrill Lynch	Itau Unibanco Holding S.A.	1 Month LIBOR BBA plus 0.60%	5/2/2017	23,600	211	34,095
Merrill Lynch	Itau Unibanco Holding S.A.	1 Month LIBOR BBA plus 0.60%	5/2/2017	15,800	138	25,227
Merrill Lynch	Itau Unibanco Holding S.A.	1 Month LIBOR BBA plus 0.60%	8/29/2017	6,600	68	246
Merrill Lynch	Itausa - Investimentos Itau S.A.	1 Month LIBOR BBA plus 0.60%	5/8/2017	131,430	281	57,596
Merrill Lynch	Itausa - Investimentos Itau S.A.	1 Month LIBOR BBA plus 0.60%	6/2/2017	18,363	- **	47,346
Merrill Lynch	Klabin S.A.	1 Month LIBOR BBA minus 1.30%	8/29/2017	(63,800)	(331)	1,072
Merrill Lynch	Kroton Educacional S.A.	1 Month LIBOR BBA plus 0.60%	10/17/2016	85,500	190	181,966
Merrill Lynch	M Dias Branco S.A.	1 Month LIBOR BBA plus 0.60%	7/10/2017	4,100	114	34,991
Merrill Lynch	M Dias Branco S.A.	1 Month LIBOR BBA plus 0.60%	7/10/2017	300	8	2,560
Merrill Lynch	Mills Estruturas e Servicos de Engenharia S.A.	1 Month LIBOR BBA minus 1.50%	8/22/2016	(6,400)	(12)	1,208
Merrill Lynch	Petroleo Brasileiro S.A.	1 Month LIBOR BBA plus 0.60%	10/28/2016	4,400	7	9,204
Merrill Lynch	Petroleo Brasileiro S.A.	1 Month LIBOR BBA plus 0.60%	11/14/2016	2,500	5	3,932
Merrill Lynch	Petroleo Brasileiro S.A.	1 Month LIBOR BBA plus 0.60%	12/23/2016	18,000	39	26,927
Merrill Lynch	Petroleo Brasileiro S.A.	1 Month LIBOR BBA plus 0.60%	8/8/2017	3,700	11	2,517
Merrill Lynch	Rumo Logistica Operadora Multimodal S.A.	1 Month LIBOR BBA minus 0.50%	8/29/2017	(98,000)	(181)	567
Merrill Lynch	Usinas Siderurgicas de Minas Gerais S.A.	1 Month LIBOR BBA minus 5.80%	8/1/2016	(158,800)	(209)	26,565
Merrill Lynch	Usinas Siderurgicas de Minas Gerais S.A.	1 Month LIBOR BBA minus 5.80%	8/1/2016	(126,900)	(172)	25,768
China
Merrill Lynch	Aluminum Corp of China, Ltd.	1 Month LIBOR BBA minus 1.50%	10/18/2016	(170,000)	(59)	4,284
Merrill Lynch	Aluminum Corp of China, Ltd.	1 Month LIBOR BBA minus 2.50%	8/29/2017	(598,000)	(193)	329
Merrill Lynch	China Oilfield Services, Ltd.	1 Month LIBOR BBA minus 0.50%	1/16/2017	(44,000)	(38)	3,261
Merrill Lynch	China Oilfield Services, Ltd.	1 Month LIBOR BBA minus 1.75%	4/28/2017	(178,000)	(139)	372
Merrill Lynch	China Railway Construction Corp, Ltd.	1 Month LIBOR BBA plus 0.45%	8/29/2017	75,000	91	19
Merrill Lynch	China Shipping Container Lines Co., Ltd.	1 Month LIBOR BBA minus 1.50%	8/29/2017	(383,000)	(81)	1,295
Merrill Lynch	China Shipping Container Lines Co., Ltd.	1 Month LIBOR BBA minus 1.75%	7/10/2017	(674,000)	(143)	2,201
Merrill Lynch	China Shipping Container Lines Co., Ltd.	1 Month LIBOR BBA minus 2.00%	2/6/2017	(58,000)	(15)	2,930
Merrill Lynch	China Suntien Green Energy Corp, Ltd.	1 Month LIBOR BBA minus 3.00%	8/2/2016	(87,000)	(19)	8,534
Merrill Lynch	China Suntien Green Energy Corp, Ltd.	1 Month LIBOR BBA minus 3.00%	4/10/2017	(29,000)	(4)	296
Merrill Lynch	China Suntien Green Energy Corp, Ltd.	1 Month LIBOR BBA minus 3.00%	8/29/2017	(203,000)	(23)	20,141
Merrill Lynch	CSSC Offshore and Marine Engineering Group Co., Ltd.	1 Month LIBOR BBA minus 11.00%	7/10/2017	(30,000)	(47)	2,168
Merrill Lynch	CSSC Offshore and Marine Engineering Group Co., Ltd.	1 Month LIBOR BBA minus 11.00%	7/10/2017	(14,000)	(22)	1,009
Merrill Lynch	Dalian Port PDA Co., Ltd.	1 Month LIBOR BBA minus 5.50%	12/2/2016	(74,000)	(26)	10,783
Merrill Lynch	Dalian Port PDA Co., Ltd.	1 Month LIBOR BBA minus 7.50%	1/16/2017	(62,000)	(25)	11,773
Merrill Lynch	Dalian Port PDA Co., Ltd.	1 Month LIBOR BBA minus 7.50%	1/16/2017	(16,000)	(7)	3,204
Merrill Lynch	Ajisen China Holdings, Ltd.	1 Month LIBOR BBA minus 1.50%	11/14/2016	(33,000)	(17)	2,357
Merrill Lynch	Baoxin Auto Group, Ltd.	1 Month LIBOR BBA minus 2.25%	7/10/2017	(97,144)	(62)	9,210
Merrill Lynch	Bloomage BioTechnology Corp, Ltd.	1 Month LIBOR BBA minus 10.00%	4/28/2017	(22,500)	(48)	11,009
Merrill Lynch	Bloomage BioTechnology Corp, Ltd.	1 Month LIBOR BBA minus 12.00%	4/28/2017	(15,000)	(33)	7,765
Merrill Lynch	Brilliance China Automotive Holdings, Ltd.	1 Month LIBOR BBA minus 0.45%	1/16/2017	(200,000)	(268)	46,383
Merrill Lynch	China Mobile, Ltd.	1 Month LIBOR BBA plus 0.45%	10/28/2016	25,500	311	3,766
Merrill Lynch	China Mobile, Ltd.	1 Month LIBOR BBA plus 0.45%	12/23/2016	6,500	77	3,437
Merrill Lynch	China Mobile, Ltd.	1 Month LIBOR BBA plus 0.45%	3/8/2017	7,000	76	10,300
Merrill Lynch	China Mobile, Ltd.	1 Month LIBOR BBA plus 0.45%	4/7/2017	12,500	136	17,046
Merrill Lynch	China Mobile, Ltd.	1 Month LIBOR BBA plus 0.45%	4/10/2017	12,500	137	17,844
Merrill Lynch	CNOOC, Ltd.	1 Month LIBOR BBA plus 0.00%	9/26/2016	50,000	52	7,574
Merrill Lynch	Cosmo Lady China Holdings Co., Ltd.	1 Month LIBOR BBA minus 4.75%	7/10/2017	(96,000)	(58)	21,440
Merrill Lynch	Cosmo Lady China Holdings Co., Ltd.	1 Month LIBOR BBA minus 4.75%	7/10/2017	(41,000)	(24)	8,265
Merrill Lynch	Cosmo Lady China Holdings Co., Ltd.	1 Month LIBOR BBA minus 5.50%	1/16/2017	(46,000)	(42)	24,154
Merrill Lynch	Luye Pharma Group, Ltd.	1 Month LIBOR BBA minus 1.50%	8/29/2017	(277,000)	(180)	306
Merrill Lynch	Luye Pharma Group, Ltd.	1 Month LIBOR BBA minus 3.00%	4/28/2017	(86,500)	(63)	7,183
Merrill Lynch	Luye Pharma Group, Ltd.	1 Month LIBOR BBA minus 3.00%	4/28/2017	(129,500)	(88)	3,810
Merrill Lynch	PAX Global Technology, Ltd.	1 Month LIBOR BBA minus 2.50%	4/28/2017	(64,000)	(63)	10,110
Merrill Lynch	PAX Global Technology, Ltd.	1 Month LIBOR BBA minus 2.50%	4/28/2017	(43,000)	(43)	7,649
Merrill Lynch	PAX Global Technology, Ltd.	1 Month LIBOR BBA minus 2.50%	7/10/2017	(171,000)	(147)	5,388
Merrill Lynch	PAX Global Technology, Ltd.	1 Month LIBOR BBA minus 2.50%	7/10/2017	(73,000)	(61)	916
Merrill Lynch	SSY Group, Ltd.	1 Month LIBOR BBA minus 3.00%	7/10/2017	(174,907)	(60)	3,818
Merrill Lynch	Tencent Holdings, Ltd.	1 Month LIBOR BBA plus 0.00%	9/26/2016	8,900	143	70,457
Merrill Lynch	Tencent Holdings, Ltd.	1 Month LIBOR BBA plus 0.45%	8/3/2016	33,300	666	128,298
Merrill Lynch	Tencent Holdings, Ltd.	1 Month LIBOR BBA plus 0.45%	7/10/2017	4,000	90	5,671
Merrill Lynch	Tencent Holdings, Ltd.	1 Month LIBOR BBA plus 0.45%	7/10/2017	1,700	39	1,700
Merrill Lynch	Wisdom Sports Group	1 Month LIBOR BBA minus 6.00%	7/10/2017	(174,000)	(56)	6,004
Merrill Lynch	Wisdom Sports Group	1 Month LIBOR BBA minus 6.00%	7/10/2017	(74,000)	(23)	1,387
Merrill Lynch	Xinchen China Power Holdings, Ltd.	1 Month LIBOR BBA minus 8.00%	8/2/2016	(40,000)	(15)	9,470
Merrill Lynch	Xinchen China Power Holdings, Ltd.	1 Month LIBOR BBA minus 8.00%	8/29/2017	(30,000)	(4)	7,178
Merrill Lynch	Yashili International Holdings, Ltd.	1 Month LIBOR BBA minus 7.00%	7/10/2017	(96,000)	(22)	861
Merrill Lynch	Yashili International Holdings, Ltd.	1 Month LIBOR BBA minus 8.50%	7/7/2017	(44,000)	(10)	331
Indonesia
Merrill Lynch	AKR Corporindo Tbk PT	1 Month LIBOR BBA minus 4.00%	8/29/2017	(246,500)	(127)	15
Merrill Lynch	Bank Central Asia Tbk PT	1 Month LIBOR BBA plus 0.75%	4/28/2017	6,400	6	644
Merrill Lynch	Bank Central Asia Tbk PT	1 Month LIBOR BBA plus 0.75%	7/10/2017	27,900	28	3,198
Merrill Lynch	Bank Central Asia Tbk PT	1 Month LIBOR BBA plus 0.75%	7/10/2017	12,000	12	1,450
Malaysia
Merrill Lynch	DRB-Hicom Bhd	1 Month LIBOR BBA minus 4.00%	7/10/2017	(113,800)	(28)	2,486
Merrill Lynch	DRB-Hicom Bhd	1 Month LIBOR BBA minus 4.00%	7/10/2017	(48,800)	(12)	945
Mexico
Merrill Lynch	Axtel S.A.B. de C.V.	1 Month LIBOR BBA minus 1.00%	8/29/2017	(76,800)	(23)	21
Merrill Lynch	Grupo Financiero Banorte S.A.B. de C.V.	1 Month LIBOR BBA plus 0.60%	7/10/2017	36,300	194	4,959
Merrill Lynch	Grupo Financiero Banorte S.A.B. de C.V.	1 Month LIBOR BBA plus 0.60%	7/10/2017	15,600	83	2,857
Merrill Lynch	Infraestructura Energetica Nova S.A.B. de C.V.	1 Month LIBOR BBA minus 1.00%	7/10/2017	(13,600)	(57)	1,998
Merrill Lynch	Infraestructura Energetica Nova S.A.B. de C.V.	1 Month LIBOR BBA minus 1.00%	7/10/2017	(11,300)	(48)	1,744
Merrill Lynch	Minera Frisco S.A.B. de C.V.	1 Month LIBOR BBA minus 1.00%	8/1/2016	(24,500)	(18)	1,049
Merrill Lynch	OHL Mexico S.A.B. de C.V.	1 Month LIBOR BBA plus 0.60%	7/10/2017	67,000	83	7,941
Merrill Lynch	OHL Mexico S.A.B. de C.V.	1 Month LIBOR BBA plus 0.60%	7/10/2017	37,900	47	4,674
Poland
Merrill Lynch	Alior Bank S.A.	1 Month LIBOR BBA minus 3.50%	7/10/2017	(4,923)	(68)	4,254
Merrill Lynch	Alior Bank S.A.	1 Month LIBOR BBA minus 3.50%	7/10/2017	(2,432)	(34)	2,910
Merrill Lynch	Getin Noble Bank S.A.	1 Month LIBOR BBA minus 5.00%	8/1/2016	(55,177)	(20)	13,850
Merrill Lynch	Getin Noble Bank S.A.	1 Month LIBOR BBA minus 5.00%	8/1/2016	(11,875)	(4)	3,208
Merrill Lynch	Getin Noble Bank S.A.	1 Month LIBOR BBA minus 5.00%	5/11/2017	(39,728)	(6)	696
Merrill Lynch	Getin Noble Bank S.A.	1 Month LIBOR BBA minus 5.00%	5/12/2017	(39,727)	(6)	1,297
Merrill Lynch	Getin Noble Bank S.A.	1 Month LIBOR BBA minus 5.00%	7/7/2017	(39,728)	(5)	1,459
Merrill Lynch	Getin Noble Bank S.A.	1 Month LIBOR BBA minus 5.00%	7/10/2017	(39,727)	(5)	858
Merrill Lynch	Getin Noble Bank S.A.	1 Month LIBOR BBA minus 8.00%	10/17/2016	(471,792)	(111)	58,883
Merrill Lynch	Getin Noble Bank S.A.	1 Month LIBOR BBA minus 8.00%	10/18/2016	(471,791)	(111)	59,240
Merrill Lynch	Getin Noble Bank S.A.	1 Month LIBOR BBA minus 8.75%	4/10/2017	(90,404)	(13)	3,416
Merrill Lynch	Getin Noble Bank S.A.	1 Month LIBOR BBA minus 8.75%	4/10/2017	(90,405)	(13)	3,190
Merrill Lynch	Jastrzebska Spolka Weglowa S.A.	1 Month LIBOR BBA minus 8.00%	8/29/2017	(11,999)	(77)	352
Merrill Lynch	LPP S.A.	1 Month LIBOR BBA minus 5.50%	11/29/2016	(6)	(12)	3,970
Merrill Lynch	LPP S.A.	1 Month LIBOR BBA minus 5.50%	11/30/2016	(6)	(12)	4,101
Merrill Lynch	LPP S.A.	1 Month LIBOR BBA minus 6.00%	10/17/2016	(9)	(19)	7,381
Merrill Lynch	LPP S.A.	1 Month LIBOR BBA minus 6.00%	10/18/2016	(8)	(17)	6,679
Merrill Lynch	LPP S.A.	1 Month LIBOR BBA minus 6.00%	12/23/2016	(85)	(149)	42,114
Merrill Lynch	LPP S.A.	1 Month LIBOR BBA minus 6.00%	12/23/2016	(67)	(117)	33,196
Merrill Lynch	LPP S.A.	1 Month LIBOR BBA minus 6.00%	2/6/2017	(11)	(15)	1,309
Merrill Lynch	LPP S.A.	1 Month LIBOR BBA minus 6.00%	7/10/2017	(22)	(31)	3,112
Merrill Lynch	LPP S.A.	1 Month LIBOR BBA minus 6.00%	7/10/2017	(9)	(12)	1,123
Merrill Lynch	Orange Polska S.A.	1 Month LIBOR BBA minus 0.50%	8/29/2017	(106,297)	(148)	130
Merrill Lynch	PKP Cargo S.A.	1 Month LIBOR BBA minus 5.25%	7/10/2017	(3,460)	(31)	883
Merrill Lynch	PKP Cargo S.A.	1 Month LIBOR BBA minus 5.25%	7/10/2017	(1,483)	(13)	73
Merrill Lynch	Polski Koncern Naftowy ORLEN S.A.	1 Month LIBOR BBA plus 0.80%	3/8/2017	17,449	266	12,910
Republic of Korea
Merrill Lynch	CJ CGV Co., Ltd.	1 Month LIBOR BBA minus 4.50%	8/29/2017	(2,436)	(198)	27
Merrill Lynch	CJ Freshway Corp.	1 Month LIBOR BBA minus 5.50%	8/29/2017	(1,051)	(42)	6
Merrill Lynch	Dawonsys Co., Ltd.	1 Month LIBOR BBA minus 11.50%	8/29/2017	(5,330)	(122)	16
Merrill Lynch	Fila Korea, Ltd.	1 Month LIBOR BBA minus 2.50%	7/10/2017	(1,096)	(87)	516
Merrill Lynch	Fila Korea, Ltd.	1 Month LIBOR BBA minus 4.00%	7/10/2017	(977)	(78)	515
Merrill Lynch	Hana Tour Service, Inc.	1 Month LIBOR BBA minus 4.00%	7/10/2017	(2,778)	(213)	34,124
Merrill Lynch	Hana Tour Service, Inc.	1 Month LIBOR BBA minus 5.50%	7/10/2017	(1,191)	(91)	14,440
Merrill Lynch	Hana Tour Service, Inc.	1 Month LIBOR BBA minus 5.50%	8/29/2017	(1,133)	(73)	44
Merrill Lynch	Hanjin Shipping Co., Ltd.	1 Month LIBOR BBA minus 10.00%	4/28/2017	(19,642)	(55)	18,098
Merrill Lynch	Hanjin Shipping Co., Ltd.	1 Month LIBOR BBA minus 8.00%	4/28/2017	(29,462)	(81)	25,496
Merrill Lynch	Hansae Co., Ltd.	1 Month LIBOR BBA minus 4.00%	8/29/2017	(7,577)	(209)	28
Merrill Lynch	Hotel Shilla Co., Ltd.	1 Month LIBOR BBA minus 8.00%	7/10/2017	(3,806)	(215)	12,321
Merrill Lynch	Hotel Shilla Co., Ltd.	1 Month LIBOR BBA minus 8.00%	7/10/2017	(1,631)	(92)	5,192
Merrill Lynch	iMarketKorea, Inc.	1 Month LIBOR BBA minus 6.50%	8/29/2017	(13,443)	(150)	20
Merrill Lynch	Interpark Corp.	1 Month LIBOR BBA minus 6.50%	5/12/2017	(732)	(12)	2,689
Merrill Lynch	KEPCO Plant Service & Engineering Co., Ltd.	1 Month LIBOR BBA minus 0.50%	7/10/2017	(1,529)	(95)	1,058
Merrill Lynch	KEPCO Plant Service & Engineering Co., Ltd.	1 Month LIBOR BBA minus 2.00%	8/29/2017	(365)	(23)	428
Merrill Lynch	KEPCO Plant Service & Engineering Co., Ltd.	1 Month LIBOR BBA minus 3.00%	7/10/2017	(3,568)	(221)	2,788
Merrill Lynch	Korea Electric Power Corp.	1 Month LIBOR BBA plus 0.65%	7/10/2017	2,452	128	6,311
Merrill Lynch	Korea Electric Power Corp.	1 Month LIBOR BBA plus 0.65%	7/10/2017	1,051	55	2,274
Merrill Lynch	Korea Electric Power Corp.	1 Month LIBOR BBA plus 0.65%	8/29/2017	422	23	24
Merrill Lynch	LG Electronics, Inc.	1 Month LIBOR BBA plus 0.65%	7/10/2017	2,794	130	3,403
Merrill Lynch	Lotte Chilsung Beverage Co., Ltd.	1 Month LIBOR BBA minus 1.50%	8/29/2017	(88)	(128)	17
Merrill Lynch	Muhak Co., Ltd.	1 Month LIBOR BBA minus 5.00%	7/10/2017	(2,621)	(66)	10,773
Merrill Lynch	Muhak Co., Ltd.	1 Month LIBOR BBA minus 5.00%	7/10/2017	(1,123)	(28)	4,325
Merrill Lynch	NHN KCP Corp.	1 Month LIBOR BBA minus 8.50%	8/29/2017	(11,685)	(226)	30
Merrill Lynch	NICE Information Service Co., Ltd.	1 Month LIBOR BBA minus 5.00%	1/17/2017	(10,891)	(83)	13,062
Merrill Lynch	NICE Information Service Co., Ltd.	1 Month LIBOR BBA minus 5.00%	1/17/2017	(2,553)	(20)	3,062
Merrill Lynch	NICE Information Service Co., Ltd.	1 Month LIBOR BBA minus 5.00%	4/28/2017	(8,728)	(70)	14,197
Merrill Lynch	NICE Information Service Co., Ltd.	1 Month LIBOR BBA minus 8.00%	4/28/2017	(5,819)	(46)	8,905
Merrill Lynch	Paradise Co., Ltd.	1 Month LIBOR BBA minus 8.00%	7/10/2017	(3,132)	(45)	450
Merrill Lynch	Paradise Co., Ltd.	1 Month LIBOR BBA minus 8.00%	7/10/2017	(1,342)	(19)	97
Merrill Lynch	POSCO Chemtech Co., Ltd.	1 Month LIBOR BBA minus 4.00%	1/17/2017	(111)	(1)	119
Merrill Lynch	Samlip General Foods Co., Ltd.	1 Month LIBOR BBA minus 7.50%	8/29/2017	(969)	(166)	22
Merrill Lynch	Samsung Electronics Co., Ltd.	1 Month LIBOR BBA plus 0.65%	8/16/2016	235	263	59,752
Merrill Lynch	Samsung Electronics Co., Ltd.	1 Month LIBOR BBA plus 0.65%	8/16/2016	71	79	18,053
Merrill Lynch	Samsung Electronics Co., Ltd.	1 Month LIBOR BBA plus 0.65%	4/10/2017	11	11	4,314
Merrill Lynch	Samsung Electronics Co., Ltd.	1 Month LIBOR BBA plus 0.65%	8/22/2017	2,292	3,064	79,490
Merrill Lynch	Samsung Engineering Co., Ltd.	1 Month LIBOR BBA plus 0.65%	8/29/2017	4,512	43	4,182
Merrill Lynch	Seegene, Inc.	1 Month LIBOR BBA minus 7.50%	8/29/2017	(6,740)	(218)	29
Merrill Lynch	Shinsegae Food Co., Ltd.	1 Month LIBOR BBA minus 4.50%	8/29/2017	(961)	(138)	2,501
Merrill Lynch	Shinsegae International, Inc.	1 Month LIBOR BBA minus 4.50%	4/7/2017	(257)	(19)	967
Merrill Lynch	Shinsegae International, Inc.	1 Month LIBOR BBA minus 4.50%	4/10/2017	(864)	(64)	3,471
Merrill Lynch	WeMade Entertainment Co., Ltd.	1 Month LIBOR BBA minus 12.00%	7/10/2017	(5,088)	(115)	6,675
Merrill Lynch	WeMade Entertainment Co., Ltd.	1 Month LIBOR BBA minus 12.00%	7/10/2017	(4,191)	(95)	5,587
Merrill Lynch	WeMade Entertainment Co., Ltd.	1 Month LIBOR BBA minus 8.00%	8/29/2017	(6,301)	(135)	441
Merrill Lynch	Wonik Materials Co., Ltd.	1 Month LIBOR BBA minus 9.00%	8/29/2017	(2,103)	(131)	17
Russia
Merrill Lynch	Lukoil PJSC	1 Month LIBOR BBA plus 0.80%	5/12/2017	1,197	50	708
Merrill Lynch	Novatek OJSC	1 Month LIBOR BBA minus 1.00%	7/7/2017	(529)	(55)	2,360
Merrill Lynch	Novatek OJSC	1 Month LIBOR BBA minus 1.00%	7/10/2017	(529)	(55)	3,121
Merrill Lynch	VTB Bank PJSC	1 Month LIBOR BBA minus 2.00%	7/10/2017	(51,748)	(117)	14,163
Merrill Lynch	VTB Bank PJSC	1 Month LIBOR BBA minus 6.50%	7/7/2017	(51,748)	(112)	6,624
South Africa
Merrill Lynch	Anglo American Platinum, Ltd.	1 Month LIBOR BBA minus 2.25%	8/29/2017	(4,856)	(153)	257
Merrill Lynch	AngloGold Ashanti, Ltd.	1 Month LIBOR BBA plus 0.80%	4/4/2017	12,685	171	97,394
Merrill Lynch	ArcelorMittal South Africa, Ltd.	1 Month LIBOR BBA minus 1.00%	11/14/2016	(10,941)	(9)	2,500
Merrill Lynch	ArcelorMittal South Africa, Ltd.	1 Month LIBOR BBA minus 1.00%	4/10/2017	(8,233)	(5)	241
Merrill Lynch	ArcelorMittal South Africa, Ltd.	1 Month LIBOR BBA minus 1.75%	7/10/2017	(15,688)	(10)	162
Merrill Lynch	Bid Corp, Ltd.	1 Month LIBOR BBA plus 0.80%	7/10/2017	6,157	111	4,348
Merrill Lynch	Bid Corp, Ltd.	1 Month LIBOR BBA plus 0.80%	7/10/2017	2,639	46	3,702
Merrill Lynch	Capitec Bank Holdings, Ltd.	1 Month LIBOR BBA minus 1.50%	8/29/2017	(6,215)	(273)	460
Merrill Lynch	Coronation Fund Managers, Ltd.	1 Month LIBOR BBA minus 1.00%	8/29/2017	(44,598)	(236)	397
Merrill Lynch	Foschini Group, Ltd.	1 Month LIBOR BBA plus 0.80%	7/10/2017	47,526	474	43,050
Merrill Lynch	Foschini Group, Ltd.	1 Month LIBOR BBA plus 0.80%	7/10/2017	20,368	193	18,450
Merrill Lynch	Imperial Holdings, Ltd.	1 Month LIBOR BBA plus 0.80%	7/10/2017	3,633	37	6,097
Merrill Lynch	Imperial Holdings, Ltd.	1 Month LIBOR BBA plus 0.80%	7/10/2017	2,380	24	4,699
Merrill Lynch	Mondi, Ltd.	1 Month LIBOR BBA minus 1.00%	8/29/2017	(12,247)	(248)	1,169
Merrill Lynch	MTN Group, Ltd.	1 Month LIBOR BBA plus 0.80%	7/10/2017	59,008	517	73,018
Merrill Lynch	MTN Group, Ltd.	1 Month LIBOR BBA plus 0.80%	7/10/2017	35,267	297	59,676
Merrill Lynch	Naspers, Ltd.	1 Month LIBOR BBA plus 0.80%	7/10/2017	4,815	748	8,427
Merrill Lynch	Sappi, Ltd.	1 Month LIBOR BBA plus 0.80%	11/29/2016	20,241	77	25,852
Merrill Lynch	Sappi, Ltd.	1 Month LIBOR BBA plus 0.80%	11/30/2016	53,785	211	62,754
Merrill Lynch	Standard Bank Group, Ltd.	1 Month LIBOR BBA plus 0.80%	5/12/2017	37,120	317	51,730
Taiwan
Merrill Lynch	eMemory Technology, Inc.	1 Month LIBOR BBA minus 4.00%	8/1/2016	(9,000)	(123)	32,591
Merrill Lynch	Evergreen Marine Corp Taiwan, Ltd.	1 Month LIBOR BBA minus 5.50%	8/29/2017	(68,000)	(26)	3
Merrill Lynch	Hon Hai Precision Industry Co., Ltd.	1 Month LIBOR BBA plus 0.65%	5/8/2017	156,450	393	37,440
Merrill Lynch	Nan Ya Printed Circuit Board Corp.	1 Month LIBOR BBA minus 5.50%	1/16/2017	(23,000)	(24)	3,613
Merrill Lynch	Nan Ya Printed Circuit Board Corp.	1 Month LIBOR BBA minus 6.00%	11/30/2016	(1,000)	(1)	123
Merrill Lynch	Taiwan Semiconductor Manufacturing Co., Ltd.	1 Month LIBOR BBA plus 0.65%	4/28/2017	74,000	367	32,893
Merrill Lynch	Taiwan Semiconductor Manufacturing Co., Ltd.	1 Month LIBOR BBA plus 0.65%	4/28/2017	50,000	250	20,106
Thailand
Merrill Lynch	PTT PCL	1 Month LIBOR BBA plus 0.65%	7/11/2017	2,100	19	1,209
Merrill Lynch	PTT PCL	1 Month LIBOR BBA plus 0.65%	7/11/2017	900	8	273
Turkey
Merrill Lynch	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	1 Month LIBOR BBA minus 2.00%	8/1/2016	(4,618)	(42)	11,276
Merrill Lynch	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	1 Month LIBOR BBA minus 2.00%	8/1/2016	(4,618)	(43)	10,416
Merrill Lynch	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	1 Month LIBOR BBA minus 2.00%	5/11/2017	(9,934)	(76)	8,929
Merrill Lynch	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	1 Month LIBOR BBA minus 2.00%	5/12/2017	(9,934)	(78)	10,146
Merrill Lynch	Coca-Cola Icecek A.S.	1 Month LIBOR BBA minus 6.00%	7/10/2017	(629)	(8)	256
Merrill Lynch	Coca-Cola Icecek A.S.	1 Month LIBOR BBA minus 6.00%	7/10/2017	(270)	(3)	91
Merrill Lynch	Coca-Cola Icecek A.S.	1 Month LIBOR BBA minus 7.25%	1/17/2017	(9,686)	(123)	3,040
Merrill Lynch	Migros Ticaret A.S.	1 Month LIBOR BBA minus 7.50%	7/10/2017	(13,065)	(78)	6,933
Merrill Lynch	Migros Ticaret A.S.	1 Month LIBOR BBA minus 7.50%	7/10/2017	(5,599)	(33)	2,697
Merrill Lynch	Migros Ticaret A.S.	1 Month LIBOR BBA minus 7.75%	1/17/2017	(2,256)	(13)	815
Merrill Lynch	Pegasus Hava Tasimaciligi A.S.	1 Month LIBOR BBA minus 12.00%	1/17/2017	(48,918)	(272)	74,958
Merrill Lynch	Sekerbank TAS	1 Month LIBOR BBA minus 7.25%	5/2/2017	(53,577)	(30)	8,435
Merrill Lynch	Sekerbank TAS	1 Month LIBOR BBA minus 7.25%	5/2/2017	(35,718)	(20)	5,680
Merrill Lynch	Sekerbank TAS	1 Month LIBOR BBA minus 7.75%	2/6/2017	(250)	- **	41
Merrill Lynch	Yazicilar Holding A.S.	1 Month LIBOR BBA minus 12.50%	7/10/2017	(3,937)	(17)	1,734
Merrill Lynch	Yazicilar Holding A.S.	1 Month LIBOR BBA minus 12.50%	7/10/2017	(1,688)	(7)	685
United States
Merrill Lynch	Alibaba Group Holding, Ltd.	1 Month LIBOR BBA plus 0.45%	5/2/2017	400	32	1,403
Merrill Lynch	Alibaba Group Holding, Ltd.	1 Month LIBOR BBA plus 0.45%	5/2/2017	200	16	679
Merrill Lynch	Alibaba Group Holding, Ltd.	1 Month LIBOR BBA plus 0.45%	7/3/2017	10,300	794	55,555
Merrill Lynch	JD.com, Inc.	1 Month LIBOR BBA minus 0.40%	8/29/2017	(6,300)	(136)	2
Merrill Lynch	NetEase, Inc.	1 Month LIBOR BBA plus 0.45%	7/10/2017	300	52	8,874
Merrill Lynch	NetEase, Inc.	1 Month LIBOR BBA plus 0.45%	7/10/2017	100	17	3,207
Merrill Lynch	SouFun Holdings, Ltd.	1 Month LIBOR BBA minus 0.52%	8/29/2017	(65,200)	(328)	5
Merrill Lynch	Vipshop Holdings, Ltd.	1 Month LIBOR BBA minus 0.40%	8/29/2017	(23,600)	(336)	2
Merrill Lynch	Zhaopin, Ltd.	1 Month LIBOR BBA minus 2.55%	7/10/2017	(2,700)	(40)	974
Merrill Lynch	Zhaopin, Ltd.	1 Month LIBOR BBA minus 2.72%	7/10/2017	(3,900)	(58)	1,334
					$1,271	$2,697,617

Counterparty	Reference Obligation	Rate(s) Paid by the Fund	Termination Date(s)	Shares Long/(Short)	Notional Amount Long/(Short) (000)*	Unrealized Depreciation
Brazil
Merrill Lynch	Ambev S.A.	1 Month LIBOR BBA plus 0.60%	8/1/2016	18,300	$112	$(6,133)
Merrill Lynch	Ambev S.A.	1 Month LIBOR BBA plus 0.60%	8/29/2017	2,100	12	(68)
Merrill Lynch	Arezzo Industria e Comercio S.A.	1 Month LIBOR BBA minus 5.00%	10/28/2016	(2,100)	(10)	(2,213)
Merrill Lynch	Arezzo Industria e Comercio S.A.	1 Month LIBOR BBA minus 5.00%	11/29/2016	(2,700)	(15)	(10,170)
Merrill Lynch	Arezzo Industria e Comercio S.A.	1 Month LIBOR BBA minus 5.00%	11/30/2016	(2,700)	(14)	(8,793)
Merrill Lynch	Arezzo Industria e Comercio S.A.	1 Month LIBOR BBA minus 5.00%	1/17/2017	(4,900)	(29)	(13,878)
Merrill Lynch	Arezzo Industria e Comercio S.A.	1 Month LIBOR BBA minus 5.00%	2/6/2017	(3,200)	(16)	(11,978)
Merrill Lynch	Arezzo Industria e Comercio S.A.	1 Month LIBOR BBA minus 5.00%	6/27/2017	(3,800)	(27)	(6,016)
Merrill Lynch	Arezzo Industria e Comercio S.A.	1 Month LIBOR BBA minus 5.00%	7/7/2017	(3,400)	(25)	(4,253)
Merrill Lynch	Arezzo Industria e Comercio S.A.	1 Month LIBOR BBA minus 5.00%	7/10/2017	(3,300)	(25)	(3,420)
Merrill Lynch	Arezzo Industria e Comercio S.A.	1 Month LIBOR BBA minus 5.00%	8/8/2017	(6,900)	(55)	(6,900)
Merrill Lynch	Arezzo Industria e Comercio S.A.	1 Month LIBOR BBA minus 5.00%	8/15/2017	(2,400)	(20)	(2,297)
Merrill Lynch	B2W Cia Digital	1 Month LIBOR BBA minus 19.00%	2/6/2017	(10,400)	(37)	(4,368)
Merrill Lynch	B2W Cia Digital	1 Month LIBOR BBA minus 19.00%	3/10/2017	(19,500)	(61)	(17,456)
Merrill Lynch	B2W Cia Digital	1 Month LIBOR BBA minus 19.00%	4/7/2017	(7,800)	(25)	(4,652)
Merrill Lynch	B2W Cia Digital	1 Month LIBOR BBA minus 19.00%	4/10/2017	(7,800)	(27)	(5,820)
Merrill Lynch	B2W Cia Digital	1 Month LIBOR BBA minus 19.00%	7/10/2017	(4,200)	(12)	(5,310)
Merrill Lynch	B2W Cia Digital	1 Month LIBOR BBA minus 19.00%	7/10/2017	(9,800)	(27)	(12,586)
Merrill Lynch	Duratex S.A.	1 Month LIBOR BBA minus 2.00%	5/2/2017	(34,600)	(78)	(25,848)
Merrill Lynch	Duratex S.A.	1 Month LIBOR BBA minus 2.00%	5/2/2017	(32,000)	(70)	(27,032)
Merrill Lynch	Duratex S.A.	1 Month LIBOR BBA minus 2.00%	5/8/2017	(1,534)	- **	(3,187)
Merrill Lynch	Duratex S.A.	1 Month LIBOR BBA minus 2.00%	7/10/2017	(6,900)	(15)	(5,747)
Merrill Lynch	Duratex S.A.	1 Month LIBOR BBA minus 2.00%	7/10/2017	(16,200)	(37)	(12,845)
Merrill Lynch	Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A.	1 Month LIBOR BBA minus 1.60%	3/10/2017	(1,600)	(3)	(5,312)
Merrill Lynch	Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A.	1 Month LIBOR BBA minus 1.60%	5/2/2017	(10,200)	(23)	(16,277)
Merrill Lynch	Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A.	1 Month LIBOR BBA minus 1.60%	5/2/2017	(15,200)	(35)	(23,688)
Merrill Lynch	Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A.	1 Month LIBOR BBA minus 1.60%	7/7/2017	(17,000)	(36)	(30,347)
Merrill Lynch	Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A.	1 Month LIBOR BBA minus 1.60%	7/10/2017	(17,900)	(40)	(30,075)
Merrill Lynch	Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A.	1 Month LIBOR BBA minus 1.60%	8/8/2017	(4,200)	(12)	(4,031)
Merrill Lynch	Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A.	1 Month LIBOR BBA minus 1.70%	7/10/2017	(7,700)	(17)	(12,968)
Merrill Lynch	Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A.	1 Month LIBOR BBA minus 1.90%	7/10/2017	(16,900)	(38)	(27,969)
Merrill Lynch	International Meal Co. Alimentacao S.A.	1 Month LIBOR BBA minus 1.00%	10/28/2016	(5,500)	(6)	(3,296)
Merrill Lynch	International Meal Co. Alimentacao S.A.	1 Month LIBOR BBA minus 1.00%	2/6/2017	(4,500)	(5)	(3,296)
Merrill Lynch	International Meal Co. Alimentacao S.A.	1 Month LIBOR BBA minus 1.00%	8/15/2017	(9,200)	(14)	(2,513)
Merrill Lynch	International Meal Co. Alimentacao S.A.	1 Month LIBOR BBA minus 1.50%	6/27/2017	(10,600)	(11)	(7,198)
Merrill Lynch	International Meal Co. Alimentacao S.A.	1 Month LIBOR BBA minus 1.50%	8/8/2017	(8,700)	(12)	(3,436)
Merrill Lynch	Light S.A.	1 Month LIBOR BBA minus 0.60%	7/10/2017	(6,800)	(19)	(11,691)
Merrill Lynch	Light S.A.	1 Month LIBOR BBA minus 0.75%	7/10/2017	(26,100)	(70)	(47,293)
Merrill Lynch	Linx S.A.	1 Month LIBOR BBA minus 9.00%	10/17/2016	(23,100)	(84)	(134,774)
Merrill Lynch	Linx S.A.	1 Month LIBOR BBA minus 9.00%	10/18/2016	(12,900)	(46)	(77,912)
Merrill Lynch	Linx S.A.	1 Month LIBOR BBA minus 9.00%	2/6/2017	(2,700)	(10)	(15,052)
Merrill Lynch	Linx S.A.	1 Month LIBOR BBA minus 9.00%	7/10/2017	(2,400)	(11)	(13,379)
Merrill Lynch	Linx S.A.	1 Month LIBOR BBA minus 9.00%	7/10/2017	(5,700)	(26)	(31,776)
Merrill Lynch	Linx S.A.	1 Month LIBOR BBA minus 9.00%	8/22/2017	(15,300)	(80)	(6,845)
Merrill Lynch	Lojas Americanas S.A.	1 Month LIBOR BBA minus 0.60%	9/19/2016	(3,500)	(12)	(2,025)
Merrill Lynch	Lojas Americanas S.A.	1 Month LIBOR BBA minus 0.60%	10/17/2016	(15,500)	(50)	(12,680)
Merrill Lynch	Lojas Americanas S.A.	1 Month LIBOR BBA minus 0.60%	10/18/2016	(6,600)	(20)	(6,089)
Merrill Lynch	Lojas Americanas S.A.	1 Month LIBOR BBA minus 0.60%	11/29/2016	(21,600)	(68)	(21,426)
Merrill Lynch	Lojas Americanas S.A.	1 Month LIBOR BBA minus 0.60%	11/30/2016	(21,600)	(65)	(19,625)
Merrill Lynch	Lojas Americanas S.A.	1 Month LIBOR BBA minus 0.60%	5/2/2017	(17,280)	- **	(75,492)
Merrill Lynch	Lojas Americanas S.A.	1 Month LIBOR BBA minus 1.00%	1/17/2017	(49,500)	(239)	(54,335)
Merrill Lynch	Lojas Americanas S.A.	1 Month LIBOR BBA minus 1.00%	5/2/2017	(11,080)	- **	(65,440)
Merrill Lynch	Mills Estruturas e Servicos de Engenharia S.A.	1 Month LIBOR BBA minus 1.00%	8/15/2017	(16,500)	(27)	(1,842)
Merrill Lynch	Mills Estruturas e Servicos de Engenharia S.A.	1 Month LIBOR BBA minus 1.50%	9/30/2016	(6,300)	(9)	(2,533)
Merrill Lynch	Mills Estruturas e Servicos de Engenharia S.A.	1 Month LIBOR BBA minus 1.50%	10/28/2016	(8,900)	(10)	(5,687)
Merrill Lynch	Mills Estruturas e Servicos de Engenharia S.A.	1 Month LIBOR BBA minus 1.50%	12/23/2016	(25,100)	(26)	(18,166)
Merrill Lynch	Mills Estruturas e Servicos de Engenharia S.A.	1 Month LIBOR BBA minus 1.50%	3/10/2017	(7,100)	(5)	(7,973)
Merrill Lynch	Mills Estruturas e Servicos de Engenharia S.A.	1 Month LIBOR BBA minus 1.50%	3/10/2017	(14,000)	(9)	(15,721)
Merrill Lynch	PDG Realty SA Empreendimentos e Participacoes	1 Month LIBOR BBA minus 10.00%	6/16/2017	(752,718)	(2)	(16,424)
Merrill Lynch	Petroleo Brasileiro S.A.	1 Month LIBOR BBA plus 0.60%	8/22/2017	38,200	140	(162)
Merrill Lynch	Usinas Siderurgicas de Minas Gerais S.A.	1 Month LIBOR BBA minus 5.80%	5/12/2017	(30,300)	(17)	(17,761)
Merrill Lynch	Usinas Siderurgicas de Minas Gerais S.A.	1 Month LIBOR BBA minus 6.00%	5/18/2017	(17,857)	(6)	(14,290)
Merrill Lynch	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	1 Month LIBOR BBA minus 2.60%	7/10/2017	(9,300)	(76)	(7,990)
Merrill Lynch	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	1 Month LIBOR BBA minus 2.60%	7/10/2017	(21,700)	(177)	(21,243)
Merrill Lynch	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	1 Month LIBOR BBA minus 2.60%	8/29/2017	(5,700)	(51)	(372)
Merrill Lynch	WEG S.A.	1 Month LIBOR BBA minus 0.47%	5/2/2017	(23,100)	(90)	(17,446)
Merrill Lynch	WEG S.A.	1 Month LIBOR BBA minus 0.65%	5/2/2017	(34,600)	(141)	(21,478)
Merrill Lynch	WEG S.A.	1 Month LIBOR BBA minus 0.85%	11/30/2016	(16,500)	(62)	(15,792)
Chile
Merrill Lynch	Cencosud S.A.	1 Month LIBOR BBA plus 0.60%	8/29/2017	125,327	356	(409)
China
Merrill Lynch	CGN Power Co., Ltd.	1 Month LIBOR BBA minus 0.45%	8/29/2017	(1,080,000)	(317)	(36)
Merrill Lynch	China Communications Construction Co., Ltd.	1 Month LIBOR BBA plus 0.45%	7/10/2017	195,000	226	(13,186)
Merrill Lynch	China Communications Construction Co., Ltd.	1 Month LIBOR BBA plus 0.45%	7/10/2017	456,000	532	(33,679)
Merrill Lynch	China Construction Bank Corp.	1 Month LIBOR BBA plus 0.45%	8/2/2016	87,000	80	(21,239)
Merrill Lynch	China Construction Bank Corp.	1 Month LIBOR BBA plus 0.45%	8/15/2016	55,000	47	(9,824)
Merrill Lynch	China Construction Bank Corp.	1 Month LIBOR BBA plus 0.45%	8/15/2016	151,000	128	(26,971)
United States	China Construction Bank Corp.	1 Month LIBOR BBA plus 0.45%	8/15/2016	525,000	446	(99,769)
Merrill Lynch	China Construction Bank Corp.	1 Month LIBOR BBA plus 0.45%	9/19/2016	121,000	97	(15,597)
Merrill Lynch	China Construction Bank Corp.	1 Month LIBOR BBA plus 0.45%	9/26/2016	109,000	78	(4,551)
Merrill Lynch	China Construction Bank Corp.	1 Month LIBOR BBA plus 0.45%	10/28/2016	63,000	43	(368)
Merrill Lynch	China Construction Bank Corp.	1 Month LIBOR BBA plus 0.45%	8/22/2017	702,000	492	(21,944)
Merrill Lynch	China Construction Bank Corp.	1 Month LIBOR BBA plus 0.45%	8/29/2017	98,000	66	(23,534)
Merrill Lynch	China Molybdenum Co., Ltd.	1 Month LIBOR BBA minus 3.00%	7/10/2017	(180,000)	(39)	(2,116)
Merrill Lynch	China Molybdenum Co., Ltd.	1 Month LIBOR BBA minus 3.00%	7/10/2017	(420,000)	(91)	(4,679)
Merrill Lynch	China Oilfield Services, Ltd.	1 Month LIBOR BBA minus 1.75%	4/28/2017	(118,000)	(92)	(158)
Merrill Lynch	China Petroleum & Chemical Corp.	1 Month LIBOR BBA plus 0.45%	9/19/2016	380,000	282	(12,345)
Merrill Lynch	China Petroleum & Chemical Corp.	1 Month LIBOR BBA plus 0.45%	7/10/2017	16,000	12	(243)
Merrill Lynch	China Petroleum & Chemical Corp.	1 Month LIBOR BBA plus 0.45%	7/10/2017	40,000	29	(562)
Merrill Lynch	China Petroleum & Chemical Corp.	1 Month LIBOR BBA plus 0.45%	8/29/2017	74,000	53	(416)
Merrill Lynch	China Shipping Container Lines Co., Ltd.	1 Month LIBOR BBA minus 1.75%	7/10/2017	(289,000)	(59)	(1,018)
Merrill Lynch	Dalian Port PDA Co., Ltd.	1 Month LIBOR BBA minus 5.50%	8/15/2016	(72,800)	- **	(13,504)
Merrill Lynch	Dalian Port PDA Co., Ltd.	1 Month LIBOR BBA minus 5.50%	8/15/2016	(96,200)	- **	(17,844)
Merrill Lynch	Dalian Port PDA Co., Ltd.	1 Month LIBOR BBA minus 5.50%	8/15/2016	(192,400)	- **	(35,689)
Merrill Lynch	Dalian Port PDA Co., Ltd.	1 Month LIBOR BBA minus 5.50%	11/30/2016	(34,000)	(12)	(6,307)
Merrill Lynch	Dalian Port PDA Co., Ltd.	1 Month LIBOR BBA minus 7.50%	8/15/2016	(20,800)	- **	(3,858)
Merrill Lynch	Dalian Port PDA Co., Ltd.	1 Month LIBOR BBA minus 7.50%	8/15/2016	(80,600)	- **	(14,951)
Merrill Lynch	Industrial & Commercial Bank of China, Ltd.	1 Month LIBOR BBA plus 0.45%	8/22/2016	363,000	266	(60,085)
Merrill Lynch	Industrial & Commercial Bank of China, Ltd.	1 Month LIBOR BBA plus 0.45%	9/26/2016	119,000	72	(4,789)
Merrill Lynch	Jiangxi Copper Co., Ltd.	1 Month LIBOR BBA minus 0.45%	8/29/2017	(272,000)	(315)	(67)
Merrill Lynch	Ping An Insurance Group Co of China, Ltd.	1 Month LIBOR BBA plus 0.45%	12/6/2016	38,000	224	(46,248)
Merrill Lynch	Tsingtao Brewery Co., Ltd.	1 Month LIBOR BBA minus 0.45%	8/29/2017	(46,000)	(161)	(26)
Merrill Lynch	Zhuzhou CRRC Times Electric Co., Ltd.	1 Month LIBOR BBA minus 0.45%	8/29/2017	(59,500)	(326)	(54)
Hong Kong
Merrill Lynch	3SBio, Inc.	1 Month LIBOR BBA minus 6.00%	8/29/2017	(117,500)	(117)	(19)
Merrill Lynch	Ajisen China Holdings, Ltd.	1 Month LIBOR BBA minus 1.50%	9/26/2016	(39,959)	(16)	(1,020)
Merrill Lynch	Brilliance China Automotive Holdings, Ltd.	1 Month LIBOR BBA minus 0.45%	7/10/2017	(26,000)	(26)	(2,815)
Merrill Lynch	Brilliance China Automotive Holdings, Ltd.	1 Month LIBOR BBA minus 0.45%	7/10/2017	(58,000)	(58)	(5,876)
Merrill Lynch	China Conch Venture Holdings, Ltd.	1 Month LIBOR BBA minus 0.45%	8/29/2017	(60,000)	(115)	(18)
Merrill Lynch	China Mobile, Ltd.	1 Month LIBOR BBA plus 0.45%	8/2/2016	5,000	65	(3,381)
Merrill Lynch	China Mobile, Ltd.	1 Month LIBOR BBA plus 0.45%	8/29/2017	12,500	154	(6,810)
Merrill Lynch	China Mobile, Ltd.	1 Month LIBOR BBA plus 0.45%	8/29/2017	52,000	655	(13,852)
Merrill Lynch	China State Construction International Holdings, Ltd.	1 Month LIBOR BBA minus 0.45%	8/29/2017	(226,000)	(303)	(58)
Merrill Lynch	China Traditional Chinese Medicine Holdings Co., Ltd.	1 Month LIBOR BBA minus 3.50%	8/29/2017	(578,000)	(235)	(5)
Merrill Lynch	CIMC Enric Holdings, Ltd.	1 Month LIBOR BBA minus 2.00%	8/29/2017	(90,000)	(36)	(2)
Merrill Lynch	CNOOC, Ltd.	1 Month LIBOR BBA plus 0.45%	8/15/2016	2,000	3	(250)
Merrill Lynch	CNOOC, Ltd.	1 Month LIBOR BBA plus 0.45%	8/15/2016	200,000	264	(24,969)
Merrill Lynch	CNOOC, Ltd.	1 Month LIBOR BBA plus 0.45%	8/29/2017	83,000	100	(513)
Merrill Lynch	Cogobuy Group	1 Month LIBOR BBA minus 15.00%	8/29/2017	(164,000)	(249)	(32)
Merrill Lynch	Cosmo Lady China Holdings Co., Ltd.	1 Month LIBOR BBA minus 5.50%	8/29/2017	(203,000)	(78)	(695)
Merrill Lynch	Intime Retail Group Co., Ltd.	1 Month LIBOR BBA minus 1.50%	8/29/2017	(173,500)	(137)	(24)
Merrill Lynch	Li Ning Co., Ltd.	1 Month LIBOR BBA minus 2.00%	11/29/2016	(150,000)	(77)	(1,881)
Merrill Lynch	Li Ning Co., Ltd.	1 Month LIBOR BBA minus 2.00%	11/30/2016	(255,000)	(131)	(2,196)
Merrill Lynch	Li Ning Co., Ltd.	1 Month LIBOR BBA minus 2.00%	7/10/2017	(36,000)	(15)	(3,695)
Merrill Lynch	Li Ning Co., Ltd.	1 Month LIBOR BBA minus 2.00%	7/10/2017	(84,000)	(36)	(8,437)
Merrill Lynch	Li Ning Co., Ltd.	1 Month LIBOR BBA minus 6.50%	4/10/2017	(104,606)	(49)	(5,709)
Merrill Lynch	PAX Global Technology, Ltd.	1 Month LIBOR BBA minus 5.00%	8/29/2017	(46,000)	(38)	(26)
Merrill Lynch	Phoenix Healthcare Group Co., Ltd.	1 Month LIBOR BBA minus 4.00%	7/10/2017	(27,000)	(37)	(3,129)
Merrill Lynch	Phoenix Healthcare Group Co., Ltd.	1 Month LIBOR BBA minus 4.00%	7/10/2017	(63,500)	(87)	(6,482)
Merrill Lynch	Phoenix Healthcare Group Co., Ltd.	1 Month LIBOR BBA minus 6.00%	4/28/2017	(50,000)	(56)	(18,050)
Merrill Lynch	Phoenix Healthcare Group Co., Ltd.	1 Month LIBOR BBA minus 6.00%	4/28/2017	(75,500)	(74)	(37,285)
Merrill Lynch	Sinosoft Technology Group, Ltd.	1 Month LIBOR BBA minus 4.00%	4/28/2017	(20,000)	(10)	(1,062)
Merrill Lynch	Sinosoft Technology Group, Ltd.	1 Month LIBOR BBA minus 4.00%	4/28/2017	(42,000)	(21)	(1,808)
Merrill Lynch	SSY Group, Ltd.	1 Month LIBOR BBA minus 3.00%	11/29/2016	(106,000)	(26)	(8,005)
Merrill Lynch	SSY Group, Ltd.	1 Month LIBOR BBA minus 3.00%	11/30/2016	(244,000)	(61)	(17,562)
Merrill Lynch	Tencent Holdings, Ltd.	1 Month LIBOR BBA plus 0.45%	8/29/2017	9,900	241	(2,572)
Merrill Lynch	Tingyi Cayman Islands Holding Corp.	1 Month LIBOR BBA minus 2.00%	8/29/2017	(276,000)	(240)	(50)
Merrill Lynch	Xinchen China Power Holdings, Ltd.	1 Month LIBOR BBA minus 8.00%	7/10/2017	(144,000)	(19)	(1,861)
Merrill Lynch	Xinchen China Power Holdings, Ltd.	1 Month LIBOR BBA minus 9.00%	7/7/2017	(118,000)	(16)	(1,080)
Hungary
Merrill Lynch	Richter Gedeon Nyrt	1 Month LIBOR BBA plus 0.80%	8/29/2017	13,442	285	(281)
Mexico
Merrill Lynch	Banregio Grupo Financiero S.A.B. de C.V.	1 Month LIBOR BBA minus 1.00%	7/10/2017	(5,800)	(32)	(1,187)
Merrill Lynch	Banregio Grupo Financiero S.A.B. de C.V.	1 Month LIBOR BBA minus 1.00%	7/10/2017	(7,700)	(43)	(1,412)
Merrill Lynch	Fomento Economico Mexicano S.A.B. de C.V.	1 Month LIBOR BBA plus 0.60%	4/28/2017	2,500	24	(1,965)
Merrill Lynch	Fomento Economico Mexicano S.A.B. de C.V.	1 Month LIBOR BBA plus 0.60%	4/28/2017	3,800	37	(2,735)
Merrill Lynch	Fomento Economico Mexicano S.A.B. de C.V.	1 Month LIBOR BBA plus 0.60%	7/10/2017	8,500	81	(4,589)
Merrill Lynch	Fomento Economico Mexicano S.A.B. de C.V.	1 Month LIBOR BBA plus 0.60%	7/10/2017	20,000	192	(12,922)
Merrill Lynch	Fomento Economico Mexicano S.A.B. de C.V.	1 Month LIBOR BBA plus 0.60%	8/29/2017	16,100	145	(589)
Merrill Lynch	Genomma Lab Internacional S.A.B. de C.V.	1 Month LIBOR BBA minus 1.00%	11/30/2016	(117,900)	(87)	(48,220)
Merrill Lynch	Genomma Lab Internacional S.A.B. de C.V.	1 Month LIBOR BBA minus 1.00%	1/17/2017	(56,300)	(39)	(25,683)
Merrill Lynch	Grupo Financiero Banorte S.A.B. de C.V.	1 Month LIBOR BBA plus 0.60%	4/28/2017	6,800	39	(1,707)
Merrill Lynch	Grupo Financiero Banorte S.A.B. de C.V.	1 Month LIBOR BBA plus 0.60%	4/28/2017	10,200	58	(2,900)
Merrill Lynch	Minera Frisco S.A.B. de C.V.	1 Month LIBOR BBA minus 1.00%	11/14/2016	(5,900)	(3)	(1,473)
Merrill Lynch	Minera Frisco S.A.B. de C.V.	1 Month LIBOR BBA minus 1.00%	5/11/2017	(13,900)	(9)	(2,463)
Merrill Lynch	Minera Frisco S.A.B. de C.V.	1 Month LIBOR BBA minus 1.00%	5/12/2017	(13,900)	(9)	(2,298)
Merrill Lynch	Minera Frisco S.A.B. de C.V.	1 Month LIBOR BBA minus 1.00%	7/7/2017	(13,900)	(9)	(2,444)
Merrill Lynch	Wal-Mart de Mexico S.A.B. de C.V.	1 Month LIBOR BBA plus 0.60%	9/19/2016	190,700	452	(16,602)
Poland
Merrill Lynch	CCC S.A.	1 Month LIBOR BBA minus 1.00%	1/17/2017	(5,715)	(195)	(66,067)
Merrill Lynch	CCC S.A.	1 Month LIBOR BBA minus 2.00%	11/30/2016	(1,360)	(60)	(1,974)
Merrill Lynch	Jastrzebska Spolka Weglowa S.A.	1 Month LIBOR BBA minus 8.00%	3/8/2017	(10,334)	(29)	(36,784)
Merrill Lynch	Polski Koncern Naftowy ORLEN S.A.	1 Month LIBOR BBA plus 0.80%	8/1/2016	2,587	50	(8,707)
Merrill Lynch	Polski Koncern Naftowy ORLEN S.A.	1 Month LIBOR BBA plus 0.80%	8/1/2016	3,905	75	(12,356)
Merrill Lynch	Polski Koncern Naftowy ORLEN S.A.	1 Month LIBOR BBA plus 0.80%	10/17/2016	2,247	43	(7,153)
Merrill Lynch	Polski Koncern Naftowy ORLEN S.A.	1 Month LIBOR BBA plus 0.80%	10/18/2016	2,246	43	(7,233)
Merrill Lynch	Polski Koncern Naftowy ORLEN S.A.	1 Month LIBOR BBA plus 0.80%	11/29/2016	1,649	27	(256)
Merrill Lynch	Polski Koncern Naftowy ORLEN S.A.	1 Month LIBOR BBA plus 0.80%	11/30/2016	1,649	27	(519)
Merrill Lynch	Polski Koncern Naftowy ORLEN S.A.	1 Month LIBOR BBA plus 0.80%	2/6/2017	3,491	57	(1,063)
Merrill Lynch	Powszechna Kasa Oszczednosci Bank Polski S.A.	1 Month LIBOR BBA plus 0.80%	7/10/2017	7,246	46	(1,473)
Merrill Lynch	Powszechna Kasa Oszczednosci Bank Polski S.A.	1 Month LIBOR BBA plus 0.80%	7/10/2017	16,908	108	(4,775)
Republic of Korea
Merrill Lynch	Daelim Industrial Co., Ltd.	1 Month LIBOR BBA plus 0.65%	8/29/2017	1,023	77	(10)
Merrill Lynch	Fila Korea, Ltd.	1 Month LIBOR BBA minus 2.50%	1/17/2017	(106)	(8)	(153)
Merrill Lynch	Fila Korea, Ltd.	1 Month LIBOR BBA minus 2.50%	1/17/2017	(222)	(17)	(321)
Merrill Lynch	Fila Korea, Ltd.	1 Month LIBOR BBA minus 4.00%	8/29/2017	(1,412)	(111)	(516)
Merrill Lynch	Hyundai Development Co-Engineering & Construction	1 Month LIBOR BBA plus 0.65%	8/29/2017	10,771	425	(57)
Merrill Lynch	Hyundai Engineering & Construction Co., Ltd.	1 Month LIBOR BBA plus 0.65%	8/29/2017	8,113	266	(36)
Merrill Lynch	Hyundai Merchant Marine Co., Ltd.	1 Month LIBOR BBA minus 18.00%	6/26/2017	(5,605)	(51)	(1,808)
Merrill Lynch	Hyundai Merchant Marine Co., Ltd.	1 Month LIBOR BBA minus 18.00%	6/26/2017	(8,408)	(77)	(2,712)
Merrill Lynch	KEPCO Engineering & Construction Co., Inc.	1 Month LIBOR BBA minus 8.00%	4/28/2017	(1,486)	(40)	(1,516)
Merrill Lynch	KEPCO Engineering & Construction Co., Inc.	1 Month LIBOR BBA minus 8.00%	4/28/2017	(2,228)	(59)	(3,188)
Merrill Lynch	Korea Aerospace Industries, Ltd.	1 Month LIBOR BBA minus 1.50%	7/10/2017	(3,157)	(193)	(34,359)
Merrill Lynch	Korea Aerospace Industries, Ltd.	1 Month LIBOR BBA minus 2.00%	7/10/2017	(1,550)	(94)	(17,841)
Merrill Lynch	Kumho Tire Co., Inc.	1 Month LIBOR BBA minus 3.50%	8/29/2017	(29,151)	(254)	(5,103)
Merrill Lynch	Kumho Tire Co., Inc.	1 Month LIBOR BBA minus 6.50%	4/28/2017	(4,184)	(31)	(6,459)
Merrill Lynch	Kumho Tire Co., Inc.	1 Month LIBOR BBA minus 6.50%	4/28/2017	(6,276)	(46)	(10,036)
Merrill Lynch	LG Electronics, Inc.	1 Month LIBOR BBA plus 0.65%	7/10/2017	1,198	59	(1,362)
Merrill Lynch	LG Electronics, Inc.	1 Month LIBOR BBA plus 0.65%	8/29/2017	478	23	(269)
Merrill Lynch	NICE Information Service Co., Ltd.	1 Month LIBOR BBA minus 5.00%	7/10/2017	(5,078)	(30)	(2,807)
Merrill Lynch	NICE Information Service Co., Ltd.	1 Month LIBOR BBA minus 7.00%	8/29/2017	(7,230)	(46)	(244)
Merrill Lynch	NICE Information Service Co., Ltd.	1 Month LIBOR BBA minus 9.00%	7/10/2017	(11,848)	(70)	(5,488)
Merrill Lynch	Samsung Electronics Co., Ltd.	1 Month LIBOR BBA plus 0.65%	8/29/2017	488	549	(74)
Merrill Lynch	Samsung Electronics Co., Ltd.	1 Month LIBOR BBA plus 0.65%	8/29/2017	43	59	(135)
Merrill Lynch	Samsung Engineering Co., Ltd.	1 Month LIBOR BBA minus 4.00%	7/10/2017	(11,087)	(96)	(9,031)
Merrill Lynch	Samsung Engineering Co., Ltd.	1 Month LIBOR BBA minus 5.00%	7/10/2017	(25,871)	(221)	(23,979)
Merrill Lynch	Shinsegae Food Co., Ltd.	1 Month LIBOR BBA minus 5.50%	7/10/2017	(475)	(65)	(1,822)
Merrill Lynch	Shinsegae Food Co., Ltd.	1 Month LIBOR BBA minus 7.00%	7/10/2017	(840)	(117)	(2,170)
Merrill Lynch	Shinsegae International, Inc.	1 Month LIBOR BBA minus 4.50%	5/11/2017	(14)	(1)	(9)
Merrill Lynch	Shinsegae International, Inc.	1 Month LIBOR BBA minus 4.50%	5/12/2017	(488)	(33)	(1,314)
Merrill Lynch	Shinsegae International, Inc.	1 Month LIBOR BBA minus 4.50%	7/10/2017	(649)	(39)	(6,819)
Merrill Lynch	Shinsegae International, Inc.	1 Month LIBOR BBA minus 4.50%	8/29/2017	(1,083)	(76)	(96)
Merrill Lynch	Shinsegae International, Inc.	1 Month LIBOR BBA minus 7.50%	7/10/2017	(1,514)	(89)	(16,462)
Merrill Lynch	Ssangyong Motor Co	1 Month LIBOR BBA minus 9.50%	7/10/2017	(1,227)	(8)	(229)
Merrill Lynch	Ssangyong Motor Co	1 Month LIBOR BBA minus 9.50%	7/10/2017	(3,054)	(19)	(705)
Russia
Merrill Lynch	Gazprom PJSC	1 Month LIBOR BBA plus 0.80%	5/2/2017	16,268	70	(3,820)
Merrill Lynch	Gazprom PJSC	1 Month LIBOR BBA plus 0.80%	5/2/2017	20,256	88	(5,146)
Merrill Lynch	Gazprom PJSC	1 Month LIBOR BBA plus 0.80%	5/11/2017	8,085	36	(2,846)
Merrill Lynch	Gazprom PJSC	1 Month LIBOR BBA plus 0.80%	5/12/2017	8,085	37	(3,673)
Merrill Lynch	Novatek OJSC	1 Month LIBOR BBA minus 1.00%	10/17/2016	(404)	(39)	(1,329)
Merrill Lynch	Novatek OJSC	1 Month LIBOR BBA minus 1.00%	10/18/2016	(404)	(39)	(1,597)
Merrill Lynch	Novatek OJSC	1 Month LIBOR BBA minus 1.00%	11/29/2016	(448)	(41)	(3,449)
Merrill Lynch	Novatek OJSC	1 Month LIBOR BBA minus 1.00%	11/30/2016	(447)	(41)	(3,757)
South Africa
Merrill Lynch	ArcelorMittal South Africa, Ltd.	1 Month LIBOR BBA minus 1.00%	10/28/2016	(11,891)	(7)	(2,627)
Merrill Lynch	ArcelorMittal South Africa, Ltd.	1 Month LIBOR BBA minus 1.00%	12/23/2016	(3,653)	(1)	(807)
Merrill Lynch	ArcelorMittal South Africa, Ltd.	1 Month LIBOR BBA minus 1.00%	12/23/2016	(23,472)	(7)	(5,185)
Merrill Lynch	ArcelorMittal South Africa, Ltd.	1 Month LIBOR BBA minus 1.00%	2/6/2017	(8,496)	(2)	(2,889)
Merrill Lynch	ArcelorMittal South Africa, Ltd.	1 Month LIBOR BBA minus 1.00%	4/10/2017	(8,232)	(5)	(182)
Merrill Lynch	ArcelorMittal South Africa, Ltd.	1 Month LIBOR BBA minus 1.50%	2/6/2017	(20,964)	(6)	(7,137)
Merrill Lynch	ArcelorMittal South Africa, Ltd.	1 Month LIBOR BBA minus 1.75%	7/7/2017	(15,688)	(9)	(507)
Merrill Lynch	Aspen Pharmacare Holdings, Ltd.	1 Month LIBOR BBA plus 0.80%	8/29/2017	8,107	220	(370)
Merrill Lynch	Foschini Group, Ltd.	1 Month LIBOR BBA plus 0.80%	8/29/2017	4,002	43	(78)
Merrill Lynch	Grindrod, Ltd.	1 Month LIBOR BBA minus 1.00%	8/1/2016	(34,887)	(39)	(1,877)
Merrill Lynch	Grindrod, Ltd.	1 Month LIBOR BBA minus 1.00%	8/1/2016	(34,887)	(38)	(1,877)
Merrill Lynch	Grindrod, Ltd.	1 Month LIBOR BBA minus 1.00%	5/2/2017	(58,048)	(45)	(3,500)
Merrill Lynch	Grindrod, Ltd.	1 Month LIBOR BBA minus 1.00%	5/2/2017	(87,073)	(66)	(5,961)
Merrill Lynch	Grindrod, Ltd.	1 Month LIBOR BBA minus 1.00%	7/7/2017	(24,896)	(19)	(1,340)
Merrill Lynch	Grindrod, Ltd.	1 Month LIBOR BBA minus 1.00%	7/10/2017	(18,824)	(14)	(1,442)
Merrill Lynch	Grindrod, Ltd.	1 Month LIBOR BBA minus 1.00%	7/10/2017	(37,912)	(29)	(2,612)
Merrill Lynch	Grindrod, Ltd.	1 Month LIBOR BBA minus 1.00%	7/10/2017	(43,923)	(33)	(3,452)
Merrill Lynch	Mondi, Ltd.	1 Month LIBOR BBA minus 1.00%	7/10/2017	(1,307)	(25)	(1,194)
Merrill Lynch	Mondi, Ltd.	1 Month LIBOR BBA minus 1.00%	7/10/2017	(3,051)	(60)	(1,671)
Merrill Lynch	Nampak, Ltd.	1 Month LIBOR BBA minus 1.00%	8/29/2017	(218,351)	(331)	(1,296)
Merrill Lynch	Naspers, Ltd.	1 Month LIBOR BBA plus 0.80%	8/29/2017	433	68	(633)
Merrill Lynch	Northam Platinum, Ltd.	1 Month LIBOR BBA minus 1.00%	2/6/2017	(32,490)	(57)	(62,921)
Merrill Lynch	Northam Platinum, Ltd.	1 Month LIBOR BBA minus 1.00%	3/8/2017	(39,043)	(94)	(50,607)
Merrill Lynch	Northam Platinum, Ltd.	1 Month LIBOR BBA minus 1.00%	8/29/2017	(21,085)	(78)	(211)
Merrill Lynch	PSG Group, Ltd.	1 Month LIBOR BBA minus 1.00%	7/10/2017	(4,791)	(62)	(6,705)
Merrill Lynch	RMB Holdings, Ltd.	1 Month LIBOR BBA plus 0.80%	10/17/2016	38,421	197	(25,197)
Merrill Lynch	RMB Holdings, Ltd.	1 Month LIBOR BBA plus 0.80%	10/18/2016	64,152	329	(41,206)
Merrill Lynch	Telkom SA SOC, Ltd.	1 Month LIBOR BBA plus 0.80%	11/29/2016	33,479	171	(16,072)
Merrill Lynch	Telkom SA SOC, Ltd.	1 Month LIBOR BBA plus 0.80%	11/30/2016	33,479	176	(21,033)
Merrill Lynch	Zeder Investments, Ltd.	1 Month LIBOR BBA minus 1.00%	5/2/2017	(38,200)	(15)	(4,000)
Merrill Lynch	Zeder Investments, Ltd.	1 Month LIBOR BBA minus 1.00%	5/2/2017	(57,299)	(23)	(6,180)
Merrill Lynch	Zeder Investments, Ltd.	1 Month LIBOR BBA minus 1.00%	8/29/2017	(86,635)	(43)	(193)
Taiwan
Merrill Lynch	D-Link Corp.	1 Month LIBOR BBA minus 0.65%	9/26/2016	(57,420)	(15)	(6,107)
Merrill Lynch	D-Link Corp.	1 Month LIBOR BBA minus 0.65%	10/17/2016	(6,021)	- **	(640)
Merrill Lynch	Pou Chen Corp.	1 Month LIBOR BBA plus 0.65%	8/29/2017	20,000	28	(3)
Thailand
Merrill Lynch	Advanced Info Service PCL	1 Month LIBOR BBA plus 0.65%	8/29/2017	150,000	772	(224)
Merrill Lynch	BEC World PCL	1 Month LIBOR BBA minus 5.00%	7/11/2017	(39,700)	(27)	(709)
Merrill Lynch	BEC World PCL	1 Month LIBOR BBA minus 5.00%	7/11/2017	(61,400)	(42)	(1,178)
Merrill Lynch	Charoen Pokphand Foods PCL	1 Month LIBOR BBA plus 0.65%	8/29/2017	74,800	60	(18)
Merrill Lynch	Energy Absolute PCL	1 Month LIBOR BBA minus 10.00%	4/28/2017	(71,300)	(46)	(7,895)
Merrill Lynch	Energy Absolute PCL	1 Month LIBOR BBA minus 10.00%	4/28/2017	(86,600)	(55)	(10,210)
Merrill Lynch	PTT PCL	1 Month LIBOR BBA plus 0.65%	8/29/2017	6,900	66	(465)
Turkey
Merrill Lynch	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	1 Month LIBOR BBA minus 1.00%	7/10/2017	(4,162)	(28)	(680)
Merrill Lynch	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	1 Month LIBOR BBA minus 1.00%	7/10/2017	(9,710)	(64)	(1,701)
Merrill Lynch	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	1 Month LIBOR BBA minus 1.50%	4/10/2017	(2,952)	(20)	(212)
Merrill Lynch	Coca-Cola Icecek A.S.	1 Month LIBOR BBA minus 7.25%	10/17/2016	(3,938)	(45)	(4,215)
Merrill Lynch	Coca-Cola Icecek A.S.	1 Month LIBOR BBA minus 7.25%	10/18/2016	(8,938)	(102)	(8,727)
Merrill Lynch	Dogan Sirketler Grubu Holding A.S.	1 Month LIBOR BBA minus 10.99%	7/7/2017	(331,017)	(56)	(13,815)
Merrill Lynch	Dogan Sirketler Grubu Holding A.S.	1 Month LIBOR BBA minus 10.99%	7/10/2017	(331,016)	(55)	(14,804)
Merrill Lynch	Dogan Sirketler Grubu Holding A.S.	1 Month LIBOR BBA minus 8.00%	3/8/2017	(499,672)	(90)	(15,509)
Merrill Lynch	Dogan Sirketler Grubu Holding A.S.	1 Month LIBOR BBA minus 9.25%	5/12/2017	(72,209)	(15)	(480)
Merrill Lynch	Otokar Otomotiv Ve Savunma Sanayi A.S.	1 Month LIBOR BBA minus 6.50%	12/2/2016	(3,771)	(108)	(21,954)
Merrill Lynch	Turkiye Sise ve Cam Fabrikalari A.S.	1 Month LIBOR BBA plus 0.80%	7/10/2017	68,665	79	(2,432)
Merrill Lynch	Turkiye Sise ve Cam Fabrikalari A.S.	1 Month LIBOR BBA plus 0.80%	7/10/2017	160,219	186	(5,674)
United States
Merrill Lynch	500.com, Ltd.	1 Month LIBOR BBA minus 3.10%	7/10/2017	(4,700)	(78)	(8,140)
Merrill Lynch	500.com, Ltd.	1 Month LIBOR BBA minus 3.65%	7/10/2017	(11,100)	(194)	(8,384)
Merrill Lynch	51job, Inc.	1 Month LIBOR BBA minus 1.00%	7/10/2017	(2,100)	(62)	(4,478)
Merrill Lynch	51job, Inc.	1 Month LIBOR BBA minus 1.00%	7/10/2017	(4,800)	(143)	(10,170)
Merrill Lynch	Alibaba Group Holding, Ltd.	1 Month LIBOR BBA plus 0.45%	8/29/2017	21,900	1,812	(6,957)
Merrill Lynch	China Distance Education Holdings, Ltd.	1 Month LIBOR BBA minus 2.60%	7/10/2017	(100)	(1)	(13)
Merrill Lynch	CNinsure, Inc.	1 Month LIBOR BBA minus 6.25%	8/29/2017	(2,800)	(24)	(1)
Merrill Lynch	eHi Car Services, Ltd.	1 Month LIBOR BBA minus 5.95%	7/10/2017	(2,000)	(20)	(1,810)
Merrill Lynch	eHi Car Services, Ltd.	1 Month LIBOR BBA minus 5.95%	7/10/2017	(4,700)	(47)	(3,983)
Merrill Lynch	eHi Car Services, Ltd.	1 Month LIBOR BBA minus 6.50%	8/29/2017	(2,400)	(26)	(10)
Merrill Lynch	Momo, Inc.	1 Month LIBOR BBA minus 4.25%	7/10/2017	(7,200)	(91)	(4,603)
Merrill Lynch	Momo, Inc.	1 Month LIBOR BBA minus 4.25%	7/10/2017	(16,700)	(210)	(10,714)
Merrill Lynch	Tuniu Corp.	1 Month LIBOR BBA minus 3.80%	7/10/2017	(8,900)	(72)	(7,748)
Merrill Lynch	Tuniu Corp.	1 Month LIBOR BBA minus 3.80%	7/10/2017	(20,900)	(176)	(12,413)
					$1,214	$(2,768,000)

1.	As of July 31, 2016, cash in the amount of $580,000 was on deposit with a broker for total return equity swap contracts.
*	Share and Notional amounts reflected as a positive value indicate a long position held by the Fund and a negative value indicates a short position.
**	Represents less than one thousand dollars.

MainStay Epoch Capital Growth Fund

Portfolio of Investments July 31, 2016 (Unaudited)

		Shares	Value
	Common Stocks 96.5% †
	Australia 2.5%
¤	CSL, Ltd. (Biotechnology)	11,165	$1,001,211
	Seek, Ltd. (Professional Services)	38,414	487,519
	Sirtex Medical, Ltd. (Biotechnology)	12,093	289,212
	TPG Telecom, Ltd. (Diversified Telecommunication Services)	24,642	240,263
			2,018,205
	Belgium 0.8%
	Anheuser-Busch InBev N.V. (Beverages)	4,987	642,851

	Canada 3.0%
	Canadian National Railway Co. (Road & Rail)	6,393	405,276
	CCL Industries, Inc. Class B (Containers & Packaging)	1,093	195,638
	Constellation Software Inc/canada (Software)	1,243	506,006
	Dollarama, Inc. (Multiline Retail)	9,372	692,967
	Keyera Corp. (Oil, Gas & Consumable Fuels)	14,582	418,591
	Linamar Corp. (Auto Components)	5,045	200,270
			2,418,748
	Denmark 1.9%
	Coloplast A/S Class B (Health Care Equipment & Supplies)	8,784	689,143
	Novo Nordisk A/S Class B (Pharmaceuticals)	15,072	858,759
			1,547,902
	Finland 0.9%
	Wartsila Oyj (Machinery)	16,886	732,866

	France 2.9%
	Essilor International S.A. (Health Care Equipment & Supplies)	5,578	714,357
	LVMH Moet Hennessy Louis Vuitton S.E. (Textiles, Apparel & Luxury Goods)	5,005	858,364
	Publicis Groupe (Media)	10,245	762,831
			2,335,552
	Germany 1.5%
	Continental A.G. (Auto Components)	3,022	633,487
	Henkel A.G. & Co. KGaA (Household Products)	3,731	405,030
	Nordex S.E. (Electrical Equipment) (a)	6,751	186,577
			1,225,094
	Hong Kong 1.2%
	Hong Kong Exchanges and Clearing, Ltd. (Diversified Financial Services)	30,400	750,361
	Sands China, Ltd. (Hotels, Restaurants & Leisure)	61,200	233,491
			983,852
	Ireland 1.2%
	Shire PLC (Biotechnology)	15,072	971,620

	Japan 6.9%
	Astellas Pharma, Inc. (Pharmaceuticals)	56,500	953,249
	Calbee, Inc. (Food Products)	15,100	667,428
	CyberAgent, Inc. (Media)	6,100	347,341
	GMO Internet, Inc. (Internet Software & Services)	61,300	806,239
	Haseko Corp. (Household Durables)	80,800	870,282
	Kaken Pharmaceutical Co., Ltd. (Pharmaceuticals)	7,900	528,809
	Koito Manufacturing Co., Ltd. (Auto Components)	16,800	843,005
	Sundrug Co., Ltd. (Food & Staples Retailing)	6,700	586,377
			5,602,730
	Netherlands 2.1%
¤	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)	9,055	1,001,618
	Randstad Holding N.V. (Professional Services)	6,666	286,776
	Wolters Kluwer N.V. (Professional Services)	10,254	431,332
			1,719,726
	Norway 0.4%
	TGS Nopec Geophysical Co. ASA (Energy Equipment & Services)	18,938	314,468

	Singapore 0.6%
	Singapore Exchange, Ltd. (Diversified Financial Services)	95,800	538,058

	Spain 2.1%
	Amadeus IT Holding S.A. Class A (IT Services)	17,933	841,962
	Industria de Diseno Textil S.A. (Specialty Retail)	26,422	913,962
			1,755,924
	Sweden 2.3%
	Atlas Copco AB Class B (Machinery)	22,187	567,574
	Hennes & Mauritz AB (Specialty Retail)	16,658	503,225
	Skanska AB (Construction & Engineering)	38,827	825,363
			1,896,162
	Switzerland 2.3%
¤	Actelion, Ltd. Registered (Biotechnology)	6,143	1,089,539
	Nestle S.A. Registered (Food Products)	6,953	557,417
	Schindler Holding A.G. (Machinery)	1,376	265,773
			1,912,729
	United Kingdom 5.3%
	Admiral Group PLC (Insurance)	24,508	701,896
	Burberry Group PLC (Textiles, Apparel & Luxury Goods)	29,824	521,011
	Merlin Entertainments PLC (Hotels, Restaurants & Leisure) (b)	29,283	183,387
	Next PLC (Multiline Retail)	7,603	505,625
	Reckitt Benckiser Group PLC (Household Products)	3,907	378,600
	RELX N.V. (Professional Services)	46,051	832,770
	Smith & Nephew PLC (Health Care Equipment & Supplies)	18,886	310,684
	Unilever PLC (Personal Products)	19,072	891,885
			4,325,858
	United States 58.6%
	Accenture PLC Class A (IT Services)	4,237	477,976
	Alaska Air Group, Inc. (Airlines)	8,818	592,746
	Align Technology, Inc. (Health Care Equipment & Supplies) (a)	2,485	221,538
¤	Alphabet, Inc.
	Class A (Internet Software & Services) (a)	2,111	1,670,519
	Class C (Internet Software & Services) (a)	719	552,760
	Amdocs, Ltd. (IT Services)	9,073	529,500
	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	9,372	598,215
	Apple, Inc. (Technology Hardware, Storage & Peripherals)	8,773	914,234
	Automatic Data Processing, Inc. (IT Services)	9,791	870,909
	Bio-Techne Corp. (Life Sciences Tools & Services)	2,994	336,585
	Biogen, Inc. (Biotechnology) (a)	1,123	325,591
	BlackRock, Inc. (Capital Markets)	1,662	608,708
	Brunswick Corp. (Leisure Products)	17,232	855,052
	C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	12,815	892,180
	Cardinal Health, Inc. (Health Care Providers & Services)	9,941	831,068
	Casey's General Stores, Inc. (Food & Staples Retailing)	3,578	477,806
	CBOE Holdings, Inc. (Diversified Financial Services)	8,070	555,216
	CBRE Group, Inc. Class A (Real Estate Management & Development) (a)	28,685	816,088
	Celgene Corp. (Biotechnology) (a)	4,147	465,252
	Centene Corp. (Health Care Providers & Services) (a)	12,920	911,506
	Cheesecake Factory, Inc. (The) (Hotels, Restaurants & Leisure)	13,145	679,991
	Chubb, Ltd. (Insurance)	1,752	219,456
	Cisco Systems, Inc. (Communications Equipment)	23,879	729,026
¤	Costco Wholesale Corp. (Food & Staples Retailing)	6,767	1,131,578
	Coty, Inc. Class A (Personal Products)	13,265	356,431
	Discover Financial Services (Consumer Finance)	12,995	738,636
	Dorman Products, Inc. (Auto Components) (a)	3,683	234,607
	E.I. du Pont de Nemours & Co. (Chemicals)	5,749	397,658
	Estee Lauder Cos., Inc. (The) Class A (Personal Products)	7,156	664,792
	Everest Re Group, Ltd. (Insurance)	4,536	857,349
	Expeditors International of Washington, Inc. (Air Freight & Logistics)	18,250	902,098
	F5 Networks, Inc. (Communications Equipment) (a)	7,740	955,271
	Genuine Parts Co. (Distributors)	7,561	773,037
	Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	13,639	363,616
¤	Henry Schein, Inc. (Health Care Providers & Services) (a)	6,048	1,094,567
	Hexcel Corp. (Aerospace & Defense)	9,186	396,560
	Home Depot, Inc. (The) (Specialty Retail)	1,557	215,240
	Illumina, Inc. (Life Sciences Tools & Services) (a)	2,201	366,136
	J.B. Hunt Transport Services, Inc. (Road & Rail)	4,686	389,547
	Jack Henry & Associates, Inc. (IT Services)	8,908	795,039
	Jazz Pharmaceuticals PLC (Pharmaceuticals) (a)	2,907	438,870
	Jones Lang LaSalle, Inc. (Real Estate Management & Development)	7,561	827,703
	L Brands, Inc. (Specialty Retail)	5,809	429,285
	Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	10,270	616,097
	Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)	7,351	527,067
	MasterCard, Inc. Class A (IT Services)	4,387	417,818
	McKesson Corp. (Health Care Providers & Services)	3,997	777,656
¤	Microsoft Corp. (Software)	35,347	2,003,468
	Monster Beverage Corp. (Beverages) (a)	3,219	517,068
	Moody's Corp. (Diversified Financial Services)	5,285	560,263
	Newell Brands, Inc. (Household Durables)	17,816	934,627
	NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)	17,427	967,198
	NVR, Inc. (Household Durables) (a)	135	230,175
	Oracle Corp. (Software)	9,971	409,210
	Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	3,488	199,444
¤	Paychex, Inc. (IT Services)	17,262	1,023,291
	Pfizer, Inc. (Pharmaceuticals)	26,769	987,508
	Public Storage (Real Estate Investment Trusts)	1,587	379,166
	Qorvo, Inc. (Semiconductors & Semiconductor Equipment) (a)	7,096	448,680
	Rollins, Inc. (Commercial Services & Supplies)	6,632	186,890
	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	13,055	910,586
¤	TJX Cos., Inc. (The) (Specialty Retail)	13,310	1,087,693
	Total System Services, Inc. (IT Services)	7,179	365,555
	Union Pacific Corp. (Road & Rail)	9,073	844,243
	United Parcel Service, Inc. Class B (Air Freight & Logistics)	9,073	980,791
¤	UnitedHealth Group, Inc. (Health Care Providers & Services)	7,366	1,054,811
	VF Corp. (Textiles, Apparel & Luxury Goods)	11,797	736,487
	Visa, Inc. Class A (IT Services)	10,435	814,452
	W.W. Grainger, Inc. (Trading Companies & Distributors)	2,291	501,385
	WABCO Holdings, Inc. (Machinery) (a)	7,096	711,516
	Western Digital Corp. (Technology Hardware, Storage & Peripherals)	16,828	799,498
	Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	4,536	405,609
			47,858,194
	Total Common Stocks (Cost $77,200,917)		78,800,539
		Principal Amount
	Short-Term Investment 4.0%
	Repurchase Agreement 4.0%
	United States 4.0%
	Fixed Income Clearing Corp. 0.03%, dated 7/29/16 due 8/1/16 Proceeds at Maturity $3,240,617 (Collateralized by a United States Treasury Note with a rate of 2.625% and a maturity date of 11/15/20, with a Principal Amount of $3,090,000 and a Market Value of $3,310,163) (Capital Markets)	$3,240,608	3,240,608
	Total Short-Term Investment (Cost $3,240,608)		3,240,608
	Total Investments (Cost $80,441,525) (c)	100.5%	82,041,147
	Other Assets, Less Liabilities	(0.5)	(405,051)
	Net Assets	100.0%	$81,636,096

¤	Among the Fund's 10 largest holdings, as of July 31, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	As of July 31, 2016, cost was $80,441,525 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$2,028,696
Gross unrealized depreciation	(429,074)
Net unrealized appreciation	$1,599,622

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$78,800,539	$—	$—	$78,800,539
Short-Term Investment
Repurchase Agreement	—	3,240,608	—	3,240,608
Total Investments in Securities	$78,800,539	$3,240,608	$—	$82,041,147

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2016, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Epoch Global Choice Fund

Portfolio of Investments July 31, 2016 (Unaudited)

		Shares	Value
	Common Stocks 94.1% †
	Belgium 3.9%
¤	Anheuser-Busch InBev N.V. (Beverages)	57,738	$7,442,743

	France 7.5%
	Airbus Group S.E. (Aerospace & Defense)	67,570	3,975,843
	Safran S.A. (Aerospace & Defense)	61,108	4,153,781
¤	Sodexo S.A. (Hotels, Restaurants & Leisure)	51,900	6,078,038
			14,207,662
	Germany 2.3%
	Symrise A.G. (Chemicals)	61,937	4,365,242

	Hong Kong 2.9%
	AIA Group, Ltd. (Insurance)	898,660	5,565,660

	Israel 2.0%
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR (Pharmaceuticals)	69,653	3,726,435

	Italy 2.5%
	Snam S.p.A. (Gas Utilities)	830,310	4,803,885

	Spain 2.5%
	Cellnex Telecom SAU (Diversified Telecommunication Services) (a)	271,300	4,801,453

	United Kingdom 11.5%
¤	Imperial Brands PLC (Tobacco)	126,050	6,645,308
	Smith & Nephew PLC (Health Care Equipment & Supplies)	279,450	4,597,087
¤	Vodafone Group PLC (Wireless Telecommunication Services)	2,150,912	6,534,426
	WPP PLC (Media)	187,456	4,212,545
			21,989,366
	United States 59.0%
¤	Allergan PLC (Pharmaceuticals) (b)	29,369	7,428,889
¤	Alphabet, Inc. Class C (Internet Software & Services) (b)	9,826	7,554,131
	Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	178,563	4,694,421
	Comcast Corp. Class A (Media)	70,800	4,761,300
	CVS Health Corp. (Food & Staples Retailing)	49,828	4,620,052
	Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	376,370	4,380,947
	Danaher Corp. (Health Care Equipment & Supplies)	53,678	4,371,536
	Fidelity National Information Services, Inc. (IT Services)	26,689	2,122,576
	General Dynamics Corp. (Aerospace & Defense)	19,770	2,904,015
	General Electric Co. (Industrial Conglomerates)	149,517	4,655,959
¤	Home Depot, Inc. (The) (Specialty Retail)	41,600	5,750,784
¤	Microsoft Corp. (Software)	125,073	7,089,138
	NextEra Energy, Inc. (Electric Utilities)	36,514	4,684,381
	Oracle Corp. (Software)	109,689	4,501,637
	Philip Morris International, Inc. (Tobacco)	53,200	5,333,832
	PPL Corp. (Electric Utilities)	126,013	4,751,950
	Raytheon Co. (Aerospace & Defense)	28,555	3,984,279
	Time Warner, Inc. (Media)	60,235	4,617,013
	TJX Cos., Inc. (The) (Specialty Retail)	58,580	4,787,158
¤	UnitedHealth Group, Inc. (Health Care Providers & Services)	46,337	6,635,458
	Universal Display Corp. (Electronic Equipment, Instruments & Components) (b)	78,350	5,550,314
¤	Visa, Inc. Class A (IT Services)	89,880	7,015,134
			112,194,904
	Total Common Stocks (Cost $160,075,340)		179,097,350
		Principal Amount
	Short-Term Investment 5.5%
	Repurchase Agreement 5.5%
	United States 5.5%
	Fixed Income Clearing Corp. 0.03%, dated 7/29/16 due 8/1/16 Proceeds at Maturity $10,416,001 (Collateralized by a United States Treasury Note with a rate of 1.75% and a maturity date of 12/31/20, with a Principal Amount of $10,305,000 and a Market Value of $10,627,031) (Capital Markets)	$10,415,975	10,415,975
	Total Short-Term Investment (Cost $10,415,975)		10,415,975
	Total Investments (Cost $170,491,315) (c)	99.6%	189,513,325
	Other Assets, Less Liabilities	0.4	768,672
	Net Assets	100.0%	$190,281,997

¤	Among the Fund's 10 largest holdings, as of July 31, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	As of July 31, 2016, cost was $170,767,718 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$20,683,351
Gross unrealized depreciation	1,937,744
Net unrealized appreciation	$18,745,607

The following abbreviation is used in the preceding pages:
ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$179,097,350	$—	$—	$179,097,350
Short-Term Investment
Repurchase Agreement	—	10,415,975	—	10,415,975
Total Investments in Securities	$179,097,350	$10,415,975	$—	$189,513,325

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2016, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Epoch Global Equity Yield Fund

Portfolio of Investments July 31, 2016 (Unaudited)

		Shares	Value
	Common Stocks 95.5% †
	Australia 3.5%
	Commonwealth Bank of Australia (Banks)	475,420	$27,946,202
	Sonic Healthcare, Ltd. (Health Care Providers & Services)	1,518,520	26,518,904
	Telstra Corp., Ltd. (Diversified Telecommunication Services)	12,130,710	53,192,092
	Westpac Banking Corp. (Banks)	1,622,194	38,327,328
			145,984,526
	Canada 4.9%
	Agrium, Inc. (Chemicals)	264,885	24,040,963
¤	BCE, Inc. (Diversified Telecommunication Services)	1,570,390	75,208,889
¤	Rogers Communications, Inc. Class B (Wireless Telecommunication Services)	1,690,540	74,670,426
	TELUS Corp. (Diversified Telecommunication Services)	880,145	29,451,641
			203,371,919
	France 5.9%
	AXA S.A. (Insurance)	1,676,480	34,168,588
	Sanofi (Pharmaceuticals)	246,731	21,005,626
	SCOR S.E. (Insurance)	835,746	24,419,614
	Total S.A. (Oil, Gas & Consumable Fuels)	1,228,964	58,751,485
	Unibail-Rodamco S.E. (Real Estate Investment Trusts)	202,255	55,659,730
	Vinci S.A. (Construction & Engineering)	677,530	51,425,240
			245,430,283
	Germany 6.8%
	Allianz S.E. Registered (Insurance)	197,410	28,316,384
	BASF S.E. (Chemicals)	514,990	40,452,832
	Daimler A.G. Registered (Automobiles)	671,243	45,642,369
	Deutsche Post A.G. Registered (Air Freight & Logistics)	1,352,360	40,353,655
	Deutsche Telekom A.G. Registered (Diversified Telecommunication Services)	1,706,070	29,039,968
	Muenchener Rueckversicherungs-Gesellschaft A.G. Registered (Insurance)	350,400	58,448,707
	Siemens A.G. Registered (Industrial Conglomerates)	401,450	43,589,524
			285,843,439
	Italy 2.3%
	Snam S.p.A. (Gas Utilities)	5,190,600	30,031,008
	Terna Rete Elettrica Nazionale S.p.A. (Electric Utilities)	12,436,560	67,712,870
			97,743,878
	Netherlands 1.3%
	Royal Dutch Shell PLC Class A, Sponsored ADR (Oil, Gas & Consumable Fuels)	1,076,055	55,728,888

	Norway 2.2%
	Orkla ASA (Food Products)	3,995,260	37,077,551
	Statoil ASA (Oil, Gas & Consumable Fuels)	3,536,550	55,664,986
			92,742,537
	Singapore 1.3%
	Singapore Exchange, Ltd. (Diversified Financial Services)	4,273,150	24,000,014
	Singapore Telecommunications, Ltd. (Diversified Telecommunication Services)	9,871,814	30,776,399
			54,776,413
	Spain 0.7%
	Gas Natural SDG S.A. (Gas Utilities)	1,388,560	28,727,361

	Sweden 0.8%
	Svenska Handelsbanken AB Class A (Banks)	2,773,945	33,389,779

	Switzerland 2.6%
	Nestle S.A. Registered (Food Products)	319,093	25,581,434
	Roche Holding A.G. (Pharmaceuticals)	106,882	27,293,949
	Swisscom A.G. Registered (Diversified Telecommunication Services)	110,188	54,241,328
			107,116,711
	Taiwan 0.9%
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	1,437,960	39,946,529

	United Kingdom 13.2%
	AstraZeneca PLC, Sponsored ADR (Pharmaceuticals)	1,724,180	58,863,505
	BAE Systems PLC (Aerospace & Defense)	6,921,520	48,915,918
	British American Tobacco PLC (Tobacco)	950,918	60,715,959
	Diageo PLC (Beverages)	1,084,200	31,007,849
	GlaxoSmithKline PLC (Pharmaceuticals)	2,838,100	63,402,680
	Imperial Brands PLC (Tobacco)	1,232,335	64,968,237
¤	National Grid PLC (Multi-Utilities)	5,524,943	79,188,795
	Sky PLC (Media)	186,852	2,278,372
	SSE PLC (Electric Utilities)	1,910,075	38,322,788
	Unilever PLC (Personal Products)	858,840	40,162,879
	Vodafone Group PLC (Wireless Telecommunication Services)	21,655,290	65,788,317
			553,615,299
	United States 49.1%
	AbbVie, Inc. (Biotechnology)	561,010	37,155,692
	Altria Group, Inc. (Tobacco)	998,715	67,613,005
	Ameren Corp. (Multi-Utilities)	1,013,455	53,145,580
	Arthur J. Gallagher & Co. (Insurance)	473,280	23,280,643
¤	AT&T, Inc. (Diversified Telecommunication Services)	1,849,270	80,054,898
	Automatic Data Processing, Inc. (IT Services)	298,880	26,585,376
	BlackRock, Inc. (Capital Markets)	74,010	27,106,163
	CenturyLink, Inc. (Diversified Telecommunication Services)	1,273,365	40,034,596
	Cisco Systems, Inc. (Communications Equipment)	1,095,700	33,451,721
	CME Group, Inc. (Diversified Financial Services)	338,820	34,640,957
	Coca-Cola Co. (The) (Beverages)	559,350	24,404,441
	Corrections Corporation of America (Real Estate Investment Trusts)	1,431,440	45,877,652
	Dow Chemical Co. (The) (Chemicals)	908,150	48,740,410
¤	Duke Energy Corp. (Electric Utilities)	880,227	75,338,629
	Eaton Corp. PLC (Electrical Equipment)	491,945	31,194,232
	Emerson Electric Co. (Electrical Equipment)	556,000	31,080,400
	Entergy Corp. (Electric Utilities)	765,025	62,265,385
	Enterprise Products Partners, L.P. (Oil, Gas & Consumable Fuels)	965,765	27,495,330
	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	419,520	37,316,304
	Iron Mountain, Inc. (Real Estate Investment Trusts)	1,801,805	74,252,384
	Johnson & Johnson (Pharmaceuticals)	243,515	30,495,383
	Kimberly-Clark Corp. (Household Products)	338,795	43,890,892
	Lockheed Martin Corp. (Aerospace & Defense)	144,475	36,513,167
	McDonald's Corp. (Hotels, Restaurants & Leisure)	435,130	51,193,044
	Merck & Co., Inc. (Pharmaceuticals)	541,310	31,753,245
	Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	622,730	34,648,697
	Microsoft Corp. (Software)	495,125	28,063,685
	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	760,110	56,803,020
	People's United Financial, Inc. (Banks)	1,839,360	27,884,698
	PepsiCo., Inc. (Beverages)	254,080	27,674,394
	Pfizer, Inc. (Pharmaceuticals)	751,870	27,736,484
¤	Philip Morris International, Inc. (Tobacco)	746,955	74,889,708
¤	PPL Corp. (Electric Utilities)	2,085,030	78,626,481
	Procter & Gamble Co. (The) (Household Products)	378,375	32,385,116
	QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	562,660	35,211,263
	R.R. Donnelley & Sons Co. (Commercial Services & Supplies)	2,173,740	38,953,421
	Regal Entertainment Group Class A (Media)	1,493,890	35,136,293
	Reynolds American, Inc. (Tobacco)	1,242,132	62,181,128
	Southern Co. (The) (Electric Utilities)	677,875	36,266,313
	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	614,450	42,857,888
	United Parcel Service, Inc. Class B (Air Freight & Logistics)	302,700	32,721,870
¤	Verizon Communications, Inc. (Diversified Telecommunication Services)	1,345,865	74,574,380
	Waste Management, Inc. (Commercial Services & Supplies)	494,910	32,723,449
¤	WEC Energy Group, Inc. (Multi-Utilities)	1,289,273	83,686,710
	Wells Fargo & Co. (Banks)	654,710	31,406,439
¤	Welltower, Inc. (Real Estate Investment Trusts)	1,108,490	87,936,512
			2,057,247,478
	Total Common Stocks (Cost $3,692,766,153)		4,001,665,040
		Principal Amount
	Short-Term Investment 4.1%
	Repurchase Agreement 4.1%
	United States 4.1%
	Fixed Income Clearing Corp. 0.03%, dated 7/29/16 due 8/1/16 Proceeds at Maturity $170,432,564 (Collateralized by United States Treasury Notes with a rate of 1.375% and a maturity date of 1/31/21, with a Principal Amount of $170,435,000 and a Market Value of $173,843,700) (Capital Markets)	$170,432,138	170,432,138
	Total Short-Term Investment (Cost $170,432,138)		170,432,138
	Total Investments (Cost $3,863,198,291) (a)	99.6%	4,172,097,178
	Other Assets, Less Liabilities	0.4	15,789,261
	Net Assets	100.0%	$4,187,886,439

¤	Among the Fund's 10 largest holdings, as of July 31, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	As of July 31, 2016, cost was $3,855,632,753 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$478,451,490
Gross unrealized depreciation	(161,987,065)
Net unrealized appreciation	$316,464,425

The following abbreviation is used in the preceding pages:
ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$4,001,665,040	$—	$—	$4,001,665,040
Short-Term Investment
Repurchase Agreement	—	170,432,138	—	170,432,138
Total Investments in Securities	$4,001,665,040	$170,432,138	$—	$4,172,097,178

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2016, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Epoch International Small Cap Fund

Portfolio of Investments July 31, 2016 (Unaudited)

		Shares	Value
	Common Stocks 97.8% †
	Australia 3.1%
	Aristocrat Leisure, Ltd. (Hotels, Restaurants & Leisure)	40,535	$491,025
	Asaleo Care, Ltd. (Personal Products)	198,975	205,647
	Nine Entertainment Co. Holdings, Ltd. (Media)	243,413	202,555
	Pact Group Holdings, Ltd. (Containers & Packaging)	58,802	254,267
	Spotless Group Holdings, Ltd. (Commercial Services & Supplies)	232,850	211,460
			1,364,954
	Belgium 1.0%
	Nyrstar N.V. (Metals & Mining) (a)	18,209	165,997
	Ontex Group N.V. (Personal Products)	7,060	254,986
			420,983
	Brazil 0.5%
	Banco ABC Brasil S.A.-Interim Shares (Banks) (a)(b)(c)	1,278	5,558
	JSL S.A. (Road & Rail)	64,400	195,639
			201,197
	Cambodia 0.7%
	NagaCorp, Ltd. (Hotels, Restaurants & Leisure)	444,000	303,310

	Canada 6.7%
	Algonquin Power & Utilities Corp. (Independent Power & Renewable Electricity Producers)	44,100	412,408
	Cardinal Energy, Ltd. (Oil, Gas & Consumable Fuels)	45,219	313,085
	Colliers International Group, Inc. (Real Estate Management & Development)	369	15,233
	Computer Modelling Group, Ltd. (Software)	16,598	125,980
	Element Financial Corp. (Diversified Financial Services)	19,095	205,041
	Lundin Mining Corp. (Metals & Mining) (a)	151,313	632,765
	Surge Energy, Inc. (Oil, Gas & Consumable Fuels)	179,100	318,242
	TORC Oil & Gas, Ltd. (Oil, Gas & Consumable Fuels)	84,083	454,659
	Whitecap Resources, Inc. (Oil, Gas & Consumable Fuels)	57,265	424,998
			2,902,411
	China 0.8%
	Jiangnan Group, Ltd. (Electrical Equipment)	694,000	121,654
	Shandong Weigao Group Medical Polymer Co., Ltd. Class H (Health Care Equipment & Supplies)	292,000	162,967
	Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H (Hotels, Restaurants & Leisure)	238,000	77,918
			362,539
	Denmark 0.6%
	ALK-Abello A/S (Pharmaceuticals)	1,940	277,287

	Finland 1.3%
	Cramo Oyj (Trading Companies & Distributors)	24,150	569,964

	France 8.8%
	Alten S.A. (IT Services)	5,684	394,119
¤	Altran Technologies S.A. (IT Services) (a)	66,990	972,135
¤	Elior Group (Hotels, Restaurants & Leisure) (d)	34,150	745,459
	IPSOS (Media)	5,530	182,200
¤	Nexity S.A. (Real Estate Management & Development) (a)	15,300	813,362
¤	Sopra Steria Group (IT Services)	5,933	696,475
			3,803,750
	Germany 4.8%
	Bertrandt A.G. (Professional Services)	1,670	182,543
	Gerresheimer A.G. (Life Sciences Tools & Services)	7,674	658,651
	KION Group A.G. (Machinery)	9,330	511,429
	MorphoSys A.G. (Life Sciences Tools & Services) (a)	4,571	202,371
	ProSiebenSat.1 Media S.E. (Media)	5,740	262,404
	Stroeer S.E. & Co. KGaA (Media)	5,700	270,899
			2,088,297
	Hong Kong 0.5%
	Dawnrays Pharmaceutical Holdings, Ltd. (Pharmaceuticals)	364,000	238,338

	Ireland 0.2%
	Kingspan Group PLC (Building Products)	3,900	89,624

	Isle of Man 0.5%
	GVC Holdings PLC (Hotels, Restaurants & Leisure)	26,950	225,059

	Israel 0.5%
	Plus500, Ltd. (Diversified Financial Services)	21,711	212,627

	Italy 7.8%
	Azimut Holding S.p.A. (Capital Markets)	37,169	584,263
	Banca Generali S.p.A. (Capital Markets)	12,783	264,105
	Banca Mediolanum S.p.A. (Diversified Financial Services)	50,480	370,225
	Banca Popolare dell'Emilia Romagna S.C. (Banks)	29,741	122,029
	Banco Popolare S.C. (Banks)	64,249	180,869
	Buzzi Unicem S.p.A. (Construction Materials)	15,100	302,522
	Hera S.p.A. (Multi-Utilities)	186,600	529,057
	Industria Macchine Automatiche S.p.A. (Machinery)	5,050	297,821
	Infrastrutture Wireless Italiane S.p.A (Diversified Telecommunication Services) (d)	113,652	568,226
	RAI Way S.p.A. (Media) (d)	32,100	149,293
			3,368,410
	Japan 26.3%
	Air Water, Inc. (Chemicals)	17,160	296,329
	Amano Corp. (Electronic Equipment, Instruments & Components)	8,200	134,129
	Asahi Holdings, Inc. (Metals & Mining)	6,400	110,205
	Century Tokyo Leasing Corp. (Diversified Financial Services)	10,900	383,506
¤	Daifuku Co., Ltd. (Machinery)	31,400	668,406
	Doutor Nichires Holdings Co., Ltd. (Hotels, Restaurants & Leisure)	9,800	189,018
	DTS Corp. (IT Services)	5,400	107,963
	GMO Internet, Inc. (Internet Software & Services)	21,000	276,199
	H.I.S Co., Ltd. (Hotels, Restaurants & Leisure)	12,465	335,218
	Kaken Pharmaceutical Co., Ltd. (Pharmaceuticals)	4,500	301,220
	Kansai Paint Co., Ltd. (Chemicals)	16,240	344,902
	Leopalace21 Corp. (Real Estate Management & Development)	64,600	469,139
	MISUMI Group, Inc. (Trading Companies & Distributors)	27,300	508,890
	Nachi-Fujikoshi Corp. (Machinery)	56,000	186,054
	Nichias Corp. (Building Products)	29,000	237,036
	Nifco, Inc. (Auto Components)	9,050	515,318
	Nishio Rent All Co., Ltd. (Trading Companies & Distributors)	6,900	169,127
	OBIC Co., Ltd. (IT Services)	10,800	638,252
	PALTAC Corp. (Distributors)	12,200	242,721
	Resorttrust, Inc. (Hotels, Restaurants & Leisure)	13,500	310,261
¤	Sawai Pharmaceutical Co., Ltd. (Pharmaceuticals)	9,300	744,656
	SCSK Corp. (IT Services)	11,000	463,566
	SKY Perfect JSAT Holdings, Inc. (Media)	58,900	262,650
	Skylark Co., Ltd. (Hotels, Restaurants & Leisure)	34,300	459,193
	St. Marc Holdings Co., Ltd. (Hotels, Restaurants & Leisure)	7,500	227,863
¤	Sundrug Co., Ltd. (Food & Staples Retailing)	8,700	761,415
	Technopro Holdings, Inc. (Professional Services)	9,300	319,008
	Temp Holdings Co., Ltd. (Professional Services)	36,600	602,617
	Tokyo Ohka Kogyo Co., Ltd. (Chemicals)	11,100	335,606
	Tosho Co., Ltd. (Hotels, Restaurants & Leisure)	3,800	168,148
	Toyo Tire & Rubber Co., Ltd. (Auto Components)	16,700	171,362
	Zenkoku Hosho Co., Ltd. (Diversified Financial Services)	11,900	476,420
			11,416,397
	Luxembourg 1.6%
	Aperam S.A. (Metals & Mining)	10,202	426,863
	Eurofins Scientific S.E. (Life Sciences Tools & Services)	770	288,776
			715,639
	Malaysia 0.5%
	Astro Malaysia Holdings BHD (Media)	299,700	214,992

	Netherlands 1.3%
	Aalberts Industries N.V. (Machinery)	12,530	415,984
	Euronext N.V. (Diversified Financial Services) (d)	3,200	136,664
			552,648
	New Zealand 1.0%
	SKYCITY Entertainment Group, Ltd. (Hotels, Restaurants & Leisure)	120,800	442,316

	Norway 0.6%
	SpareBank 1 SMN (Banks)	49,500	276,331

	Portugal 1.1%
	Mota-Engil SGPS S.A. (Construction & Engineering)	143,710	275,706
	NOS SGPS S.A. (Media)	32,100	215,004
			490,710
	Republic of Korea 1.1%
	Kiwoom Securities Co., Ltd. (Capital Markets)	1,890	133,464
	Paradise Co., Ltd. (Hotels, Restaurants & Leisure)	15,203	217,835
	Viatron Technologies, Inc. (Semiconductors & Semiconductor Equipment)	5,300	129,643
			480,942
	Singapore 1.2%
	First Resources, Ltd. (Food Products)	151,000	181,894
	SembCorp Industries, Ltd. (Industrial Conglomerates)	107,600	222,310
	Super Group, Ltd. (Food Products)	175,400	105,316
			509,520
	Spain 4.6%
	Atlantica Yield PLC (Independent Power & Renewable Electricity Producers)	24,883	501,392
	Liberbank S.A. (Banks) (a)	194,169	148,266
	Mediaset Espana Comunicacion S.A. (Media)	6,370	73,211
	Melia Hotels International S.A. (Hotels, Restaurants & Leisure)	44,762	531,467
¤	Merlin Properties Socimi S.A. (Real Estate Investment Trusts)	63,960	732,235
			1,986,571
	Sweden 2.1%
	BillerudKorsnas AB (Containers & Packaging)	25,900	450,382
	Boliden AB (Metals & Mining)	21,782	479,067
			929,449
	Switzerland 1.4%
	EFG International A.G. (Capital Markets) (a)	20,397	97,229
	Temenos Group A.G. Registered (Software) (a)	8,024	496,325
			593,554
	Taiwan 0.3%
	Cub Elecparts, Inc. (Auto Components)	11,000	133,180

	Thailand 0.4%
	Thaicom PCL (Diversified Telecommunication Services)	279,400	177,282

	United Kingdom 15.5%
	Ashtead Group PLC (Trading Companies & Distributors)	22,287	352,769
	Babcock International Group PLC (Commercial Services & Supplies)	23,267	298,689
	Consort Medical PLC (Health Care Equipment & Supplies)	5,936	81,231
	Domino's Pizza Group PLC (Hotels, Restaurants & Leisure)	53,300	279,973
	HomeServe PLC (Commercial Services & Supplies)	47,796	354,231
	Inchcape PLC (Distributors)	17,565	156,681
¤	Intermediate Capital Group PLC (Capital Markets)	104,030	788,898
	Just Eat PLC (Internet Software & Services) (a)	46,501	330,479
	Ladbrokes PLC (Hotels, Restaurants & Leisure)	279,600	513,241
	Lancashire Holdings, Ltd. (Insurance)	8,727	69,587
	Lavendon Group PLC (Trading Companies & Distributors)	53,150	82,475
	Micro Focus International PLC (Software)	22,811	584,463
	PageGroup PLC (Professional Services)	80,920	362,190
¤	Playtech PLC (Software)	66,180	761,560
	Premier Oil PLC (Oil, Gas & Consumable Fuels) (a)	583,751	490,579
	Saga PLC (Insurance)	139,800	376,512
	Savills PLC (Real Estate Management & Development)	23,190	214,529
	SThree PLC (Professional Services)	25,544	86,967
	Stock Spirits Group PLC (Beverages)	87,559	179,614
	Tullow Oil PLC (Oil, Gas & Consumable Fuels) (a)	82,658	216,271
	Vesuvius PLC (Machinery)	35,420	172,506
			6,753,445
	United States 1.0%
	NorthStar Realty Europe Corp. (Real Estate Investment Trusts)	46,050	425,962

	Total Common Stocks (Cost $40,175,592)		42,527,688

	Preferred Stock 0.3%
	Brazil 0.3%
	Banco ABC Brasil S.A. 7.81% (Banks)	25,773	112,077

	Total Preferred Stock (Cost $134,761)		112,077

		Principal Amount
	Short-Term Investment 1.7%
	Repurchase Agreement 1.7%
	United States 1.7%
	Fixed Income Clearing Corp. 0.03%, dated 7/29/16 due 8/1/16 Proceeds at Maturity $747,597 (Collateralized by a United States Treasury Note with a rate of 1.375% and a maturity date of 1/31/21, with a Principal Amount of $750,000 and a Market Value of $765,000) (Capital Markets)	$747,595	747,595
	Total Short-Term Investment (Cost $747,595)		747,595
	Total Investments (Cost $41,057,948) (e)	99.8%	43,387,360
	Other Assets, Less Liabilities	0.2	84,813
	Net Assets	100.0%	$43,472,173

¤	Among the Fund's 10 largest holdings, as of July 31, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	Illiquid security - As of July 31, 2016, the total market value of this security deemed illiquid under procedures approved by the Board of Trustees was $5,558, which represented less than one-tenth of a percent of the Fund's net assets.
(c)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2016, the total market value of these securities was $5,558, which represented less than one-tenth of a percent of the Fund's net assets.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(e)	As of July 31, 2016, cost was $43,178,437 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$6,613,457
Gross unrealized depreciation	(6,404,534)
Net unrealized appreciation	$208,923

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks
Brazil	$195,639	$5,558	$—	$201,197
All Other Countries	42,326,491	—	—	42,326,491
Total Common Stocks	42,522,130	5,558	—	42,527,688
Preferred Stock	112,077	—	—	112,077
Short-Term Investment
Repurchase Agreement	—	747,595	—	747,595
Total Investments in Securities	$42,634,207	$753,153	$—	$43,387,360

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2016, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Epoch U.S. All Cap Fund

Portfolio of Investments July 31, 2016 (Unaudited)

		Shares	Value
	Common Stocks 96.6% †
	Aerospace & Defense 5.5%
¤	Boeing Co. (The)	140,770	$18,815,318
	Hexcel Corp.	230,624	9,956,038
	Rockwell Collins, Inc.	143,508	12,143,647
			40,915,003
	Auto Components 1.2%
	Visteon Corp.	124,711	8,740,994

	Banks 2.3%
	Citizens Financial Group, Inc.	357,043	7,972,770
	U.S. Bancorp	214,769	9,056,809
			17,029,579
	Beverages 2.4%
	PepsiCo., Inc.	165,507	18,027,022

	Biotechnology 2.8%
	AbbVie, Inc.	249,421	16,519,153
	Gilead Sciences, Inc.	56,284	4,472,889
			20,992,042
	Capital Markets 3.2%
	Ameriprise Financial, Inc.	115,989	11,116,386
	BlackRock, Inc.	34,547	12,652,838
			23,769,224
	Chemicals 2.9%
	E.I. du Pont de Nemours & Co.	170,567	11,798,119
	Ecolab, Inc.	79,784	9,444,830
			21,242,949
	Commercial Services & Supplies 0.5%
	Stericycle, Inc. (a)	41,722	3,766,245

	Communications Equipment 1.8%
	F5 Networks, Inc. (a)	107,152	13,224,700

	Construction & Engineering 1.0%
	Jacobs Engineering Group, Inc. (a)	131,424	7,033,812

	Consumer Finance 1.6%
	Synchrony Financial (a)	423,219	11,799,346

	Distributors 1.3%
	Genuine Parts Co.	95,998	9,814,836

	Diversified Financial Services 2.2%
	CME Group, Inc.	156,830	16,034,299

	Diversified Telecommunication Services 0.9%
	CenturyLink, Inc.	216,887	6,818,927

	Electric Utilities 1.1%
	PPL Corp.	214,615	8,093,132

	Electrical Equipment 1.0%
	AMETEK, Inc.	155,660	7,320,690

	Electronic Equipment, Instruments & Components 1.1%
	Universal Display Corp. (a)	116,294	8,238,267

	Food Products 1.5%
	J.M. Smucker Co. (The)	73,225	11,288,366

	Health Care Equipment & Supplies 0.5%
	Abbott Laboratories	25,820	1,155,445
	DENTSPLY SIRONA, Inc.	37,849	2,423,850
			3,579,295
	Health Care Providers & Services 6.9%
	Air Methods Corp. (a)	189,054	6,293,608
¤	McKesson Corp.	110,354	21,470,474
¤	UnitedHealth Group, Inc.	162,150	23,219,880
			50,983,962
	Hotels, Restaurants & Leisure 0.8%
	Brinker International, Inc.	130,700	6,161,198

	Household Products 1.5%
	Kimberly-Clark Corp.	87,736	11,366,199

	Industrial Conglomerates 2.6%
¤	General Electric Co.	616,580	19,200,301

	Insurance 6.2%
	American International Group, Inc.	317,171	17,266,789
	Chubb, Ltd.	58,714	7,354,516
	FNF Group	291,339	10,974,740
	Marsh & McLennan Cos., Inc.	157,864	10,379,558
			45,975,603
	Internet Software & Services 2.8%
¤	Alphabet, Inc. Class C (a)	27,214	20,921,851

	IT Services 5.9%
	Fidelity National Information Services, Inc.	199,639	15,877,290
	First Data Corp. Class A (a)	637,654	7,906,910
¤	Visa, Inc. Class A	250,350	19,539,817
			43,324,017
	Machinery 1.9%
	Ingersoll-Rand PLC	214,460	14,210,120

	Media 3.9%
	Comcast Corp. Class A	199,899	13,443,208
	Time Warner, Inc.	199,744	15,310,377
			28,753,585
	Multi-Utilities 1.4%
	Vectren Corp.	192,875	9,977,424

	Oil, Gas & Consumable Fuels 3.8%
	Anadarko Petroleum Corp.	168,913	9,210,826
	Devon Energy Corp.	123,627	4,732,442
	Occidental Petroleum Corp.	189,054	14,128,005
			28,071,273
	Pharmaceuticals 2.5%
¤	Allergan PLC (a)	73,689	18,639,633

	Semiconductors & Semiconductor Equipment 2.2%
	Applied Materials, Inc.	484,381	12,734,376
	Cypress Semiconductor Corp.	323,950	3,770,778
			16,505,154
	Software 6.5%
¤	Microsoft Corp.	505,296	28,640,177
¤	Oracle Corp.	464,810	19,075,803
			47,715,980
	Specialty Retail 6.7%
	Advance Auto Parts, Inc.	81,332	13,815,053
	Dick's Sporting Goods, Inc.	188,020	9,643,546
	Home Depot, Inc. (The)	92,641	12,806,692
	TJX Cos., Inc. (The)	156,985	12,828,814
			49,094,105
	Technology Hardware, Storage & Peripherals 6.2%
¤	Apple, Inc.	275,756	28,736,533
	Seagate Technology PLC	526,896	16,876,479
			45,613,012
	Total Common Stocks (Cost $603,537,228)		714,242,145
		Principal Amount
	Short-Term Investment 3.2%
	Repurchase Agreement 3.2%
	Fixed Income Clearing Corp. 0.03%, dated 7/29/16 due 8/1/16 Proceeds at Maturity $23,456,583 (Collateralized by a United States Treasury Note with a rate of 1.625% and a maturity date of 11/30/20, with a Principal Amount of $23,260,000 and a Market Value of $23,928,725)	$23,456,524	23,456,524
	Total Short-Term Investment (Cost $23,456,524)		23,456,524
	Total Investments (Cost $626,993,752) (b)	99.8%	737,698,669
	Other Assets, Less Liabilities	0.2	1,176,875
	Net Assets	100.0%	$738,875,544

¤	Among the Fund's 10 largest holdings, as of July 31, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	As of July 31, 2016, cost was $627,430,571 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$132,286,406
Gross unrealized depreciation	(22,018,308)
Net unrealized appreciation	$110,268,098

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$714,242,145	$—	$—	$714,242,145
Short-Term Investment
Repurchase Agreement	—	23,456,524	—	23,456,524
Total Investments in Securities	$714,242,145	$23,456,524	$—	$737,698,669

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2016, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Epoch U.S. Equity Yield Fund
Portfolio of Investments July 31, 2016 (Unaudited)

		Shares	Value
	Common Stocks 95.6% †
	Aerospace & Defense 6.8%
	Boeing Co. (The)	4,230	$565,382
	General Dynamics Corp.	6,010	882,809
	Honeywell International, Inc.	8,225	956,814
¤	Lockheed Martin Corp.	6,769	1,710,729
	Raytheon Co.	10,875	1,517,389
	United Technologies Corp.	6,981	751,505
			6,384,628
	Air Freight & Logistics 1.0%
	United Parcel Service, Inc. Class B	8,778	948,902

	Automobiles 0.6%
	Daimler A.G., Sponsored ADR	8,530	579,443

	Banks 3.1%
	Commonwealth Bank of Australia, Sponsored ADR	7,255	428,408
	M&T Bank Corp.	5,360	614,042
	People's United Financial, Inc.	36,918	559,677
	U.S. Bancorp	16,496	695,636
	Wells Fargo & Co.	13,260	636,082
			2,933,845
	Beverages 3.3%
	Coca-Cola Co. (The)	21,718	947,556
	Coca-Cola European Partners PLC	16,313	608,964
	Molson Coors Brewing Co. Class B	7,512	767,426
	PepsiCo., Inc.	6,930	754,816
			3,078,762
	Biotechnology 2.1%
¤	AbbVie, Inc.	29,104	1,927,558

	Capital Markets 0.9%
	BlackRock, Inc.	2,408	881,930

	Chemicals 1.7%
	Agrium, Inc.	5,759	522,687
	Dow Chemical Co. (The)	19,544	1,048,926
			1,571,613
	Commercial Services & Supplies 4.6%
	Deluxe Corp.	14,762	997,764
	R.R. Donnelley & Sons Co.	41,757	748,286
	Republic Services, Inc.	18,990	973,427
¤	Waste Management, Inc.	24,578	1,625,097
			4,344,574
	Communications Equipment 0.8%
	Cisco Systems, Inc.	24,395	744,779

	Containers & Packaging 0.9%
	Bemis Co., Inc.	16,632	848,897

	Distributors 1.0%
	Genuine Parts Co.	9,057	925,988

	Diversified Financial Services 1.5%
	CME Group, Inc.	14,235	1,455,386

	Diversified Telecommunication Services 5.0%
¤	AT&T, Inc.	44,590	1,930,301
	CenturyLink, Inc.	28,367	891,858
¤	Verizon Communications, Inc.	33,173	1,838,116
			4,660,275
	Electric Utilities 6.0%
	Duke Energy Corp.	18,899	1,617,565
	Entergy Corp.	8,917	725,755
	Eversource Energy	17,950	1,049,895
	PPL Corp.	40,245	1,517,639
	Southern Co. (The)	13,077	699,620
			5,610,474
	Electrical Equipment 2.0%
	Eaton Corp. PLC	14,235	902,641
	Emerson Electric Co.	16,958	947,952
			1,850,593
	Food & Staples Retailing 1.3%
	CVS Health Corp.	6,194	574,308
	Wal-Mart Stores, Inc.	9,333	681,029
			1,255,337
	Food Products 2.6%
	Campbell Soup Co.	15,286	951,859
	Kraft Heinz Co. (The)	16,958	1,465,002
			2,416,861
	Gas Utilities 0.8%
	WGL Holdings, Inc.	10,302	729,279

	Health Care Equipment & Supplies 0.7%
	Medtronic PLC	7,162	627,606

	Health Care Providers & Services 1.2%
	UnitedHealth Group, Inc.	7,905	1,131,996

	Hotels, Restaurants & Leisure 1.3%
	Brinker International, Inc.	11,741	553,471
	McDonald's Corp.	5,406	636,016
			1,189,487
	Household Products 3.8%
	Colgate-Palmolive Co.	7,134	530,984
¤	Kimberly-Clark Corp.	13,721	1,777,555
	Procter & Gamble Co. (The)	15,109	1,293,179
			3,601,718
	Industrial Conglomerates 1.6%
	3M Co.	8,368	1,492,516

	Insurance 2.9%
	Allianz S.E., Sponsored ADR	41,227	588,722
	Arthur J. Gallagher & Co.	24,441	1,202,253
	Marsh & McLennan Cos., Inc.	13,606	894,594
			2,685,569
	IT Services 2.2%
	Automatic Data Processing, Inc.	12,893	1,146,832
	Paychex, Inc.	15,434	914,928
			2,061,760
	Media 1.2%
	Regal Entertainment Group Class A	25,312	595,338
	Time Warner, Inc.	6,981	535,094
			1,130,432
	Multi-Utilities 8.0%
	Ameren Corp.	29,199	1,531,196
	CMS Energy Corp.	26,244	1,185,704
	Dominion Resources, Inc.	11,558	901,755
	NiSource, Inc.	25,374	651,097
	SCANA Corp.	9,529	714,103
	Vectren Corp.	15,109	781,589
¤	WEC Energy Group, Inc.	27,373	1,776,781
			7,542,225
	Oil, Gas & Consumable Fuels 4.6%
	Enterprise Products Partners, L.P.	21,046	599,180
	Exxon Mobil Corp.	11,695	1,040,270
	Occidental Petroleum Corp.	15,708	1,173,859
	Royal Dutch Shell PLC Class A, Sponsored ADR	16,222	840,137
	Spectra Energy Corp.	18,808	676,524
			4,329,970
	Pharmaceuticals 3.5%
¤	Johnson & Johnson	13,403	1,678,458
	Merck & Co., Inc.	15,200	891,632
	Pfizer, Inc.	18,619	686,855
			3,256,945
	Real Estate Investment Trusts 3.7%
	Corrections Corporation of America	14,412	461,905
	Iron Mountain, Inc.	32,668	1,346,248
¤	Welltower, Inc.	21,394	1,697,186
			3,505,339
	Semiconductors & Semiconductor Equipment 4.9%
	Intel Corp.	15,848	552,461
	Linear Technology Corp.	11,631	697,744
	Microchip Technology, Inc.	22,597	1,257,297
	QUALCOMM, Inc.	12,614	789,384
	Texas Instruments, Inc.	18,116	1,263,591
			4,560,477
	Software 2.1%
	Microsoft Corp.	19,172	1,086,669
	Oracle Corp.	20,605	845,629
			1,932,298
	Specialty Retail 0.9%
	Home Depot, Inc. (The)	6,194	856,259

	Technology Hardware, Storage & Peripherals 0.9%
	Apple, Inc.	8,550	890,995

	Tobacco 5.2%
	Altria Group, Inc.	23,887	1,617,150
¤	Philip Morris International, Inc.	17,033	1,707,729
	Reynolds American, Inc.	30,223	1,512,963
			4,837,842
	Wireless Telecommunication Services 0.9%
	Vodafone Group PLC, Sponsored ADR	26,386	815,327

	Total Common Stocks (Cost $80,694,328)		89,597,885
		Principal Amount
	Short-Term Investment 5.6%
	Repurchase Agreement 5.6%
	Fixed Income Clearing Corp. 0.03%, dated 7/29/16 due 8/1/16 Proceeds at Maturity $5,300,910 (Collateralized by a United States Treasury Note with a rate of 1.75% and a maturity date of 12/31/20, with a Principal Amount of $5,245,000 and a Market Value of $5,408,906)	$5,300,897	5,300,897
	Total Short-Term Investment (Cost $5,300,897)		5,300,897
	Total Investments (Cost $85,995,225) (a)	101.2%	94,898,782
	Other Assets, Less Liabilities	(1.2)	(1,142,687)
	Net Assets	100.0%	$93,756,095

¤	Among the Fund's 10 largest holdings, as of July 31, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	As of July 31, 2016, cost was $86,007,241 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$9,162,504
Gross unrealized depreciation	(270,963)
Net unrealized appreciation	$8,891,541

The following abbreviation is used in the preceding pages:
ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$89,597,885	$—	$—	$89,597,885
Short-Term Investment
Repurchase Agreement	—	5,300,897	—	5,300,897
Total Investments in Securities	$89,597,885	$5,300,897	$—	$94,898,782

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2016, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Epoch U.S. Small Cap Fund

Portfolio of Investments July 31, 2016 (Unaudited)

		Shares	Value
	Common Stocks 98.1% †
	Aerospace & Defense 2.0%
	Hexcel Corp.	262,694	$11,340,500

	Auto Components 1.4%
	Dorman Products, Inc. (a)	74,891	4,770,557
	Visteon Corp.	51,002	3,574,730
			8,345,287
	Banks 9.6%
¤	Bank of Hawaii Corp.	177,095	12,205,387
	BankUnited, Inc.	382,747	11,490,065
	CVB Financial Corp.	657,430	10,814,724
¤	Glacier Bancorp, Inc.	419,908	11,581,063
	Texas Capital Bancshares, Inc. (a)	188,284	9,139,305
			55,230,544
	Building Products 3.8%
¤	Armstrong Flooring, Inc. (a)	603,325	12,024,267
	Armstrong World Industries, Inc. (a)	229,580	9,750,263
			21,774,530
	Capital Markets 1.7%
	Diamond Hill Investment Group, Inc.	37,202	7,105,210
	Pzena Investment Management, Inc. Class A	373,346	2,934,500
			10,039,710
	Chemicals 0.9%
	Chemtura Corp. (a)	89,807	2,522,679
	Flotek Industries, Inc. (a)	185,058	2,627,823
			5,150,502
	Commercial Services & Supplies 3.9%
	KAR Auction Services, Inc.	185,690	7,941,961
	Stericycle, Inc. (a)	81,709	7,375,872
	U.S. Ecology, Inc.	156,480	7,088,544
			22,406,377
	Communications Equipment 2.7%
	Harmonic, Inc. (a)	1,406,430	4,627,155
	NetScout Systems, Inc. (a)	398,021	11,136,627
			15,763,782
	Containers & Packaging 1.3%
	Silgan Holdings, Inc.	149,478	7,411,119

	Diversified Consumer Services 2.0%
¤	Service Corp. International	417,640	11,576,981

	Diversified Financial Services 2.1%
	CBOE Holdings, Inc.	58,964	4,056,723
	Morningstar, Inc.	98,750	8,352,275
			12,408,998
	Diversified Telecommunication Services 0.9%
	Lumos Networks Corp. (a)	444,570	5,201,469

	Electronic Equipment, Instruments & Components 3.1%
	National Instruments Corp.	186,066	5,336,373
¤	Universal Display Corp. (a)	180,366	12,777,127
			18,113,500
	Energy Equipment & Services 1.5%
	Core Laboratories N.V.	24,827	2,900,042
	Dril-Quip, Inc. (a)	59,720	3,250,560
	Oil States International, Inc. (a)	83,810	2,591,405
			8,742,007
	Food & Staples Retailing 2.1%
¤	United Natural Foods, Inc. (a)	240,174	12,003,897

	Food Products 4.5%
	B&G Foods, Inc.	207,888	10,724,942
	Fresh Del Monte Produce, Inc.	129,520	7,363,212
	TreeHouse Foods, Inc. (a)	76,035	7,846,052
			25,934,206
	Health Care Equipment & Supplies 0.6%
	Integer Holdings Corp. (a)	156,987	3,486,681

	Health Care Providers & Services 5.6%
	Air Methods Corp. (a)	327,359	10,897,781
	Molina Healthcare, Inc. (a)	174,454	9,910,732
	U.S. Physical Therapy, Inc.	92,016	5,485,994
	WellCare Health Plans, Inc. (a)	54,744	5,846,659
			32,141,166
	Hotels, Restaurants & Leisure 3.8%
¤	Brinker International, Inc.	252,741	11,914,211
	Cedar Fair, L.P.	166,212	9,839,750
			21,753,961
	Household Durables 1.2%
	M/I Homes, Inc. (a)	310,950	7,011,922

	Insurance 2.2%
¤	Markel Corp. (a)	13,375	12,689,531

	IT Services 4.8%
	CSRA, Inc.	303,364	8,166,559
	EVERTEC, Inc.	373,643	6,426,659
	Forrester Research, Inc.	161,815	6,623,088
	WEX, Inc. (a)	67,150	6,290,612
			27,506,918
	Leisure Products 1.5%
	Brunswick Corp.	179,867	8,925,001

	Life Sciences Tools & Services 1.5%
	Bio-Rad Laboratories, Inc. Class A (a)	60,174	8,730,646

	Machinery 5.7%
	John Bean Technologies Corp.	95,251	6,374,197
	Mueller Industries, Inc.	325,867	11,092,513
¤	Woodward, Inc.	268,415	15,713,014
			33,179,724
	Multi-Utilities 3.6%
	Black Hills Corp.	48,208	3,039,514
	NorthWestern Corp.	129,582	7,870,811
	Vectren Corp.	188,954	9,774,590
			20,684,915
	Real Estate Investment Trusts 6.3%
	Blackstone Mortgage Trust, Inc. Class A	241,805	7,014,763
	CubeSmart	251,985	7,486,474
	GEO Group, Inc. (The)	257,195	8,901,519
	Kite Realty Group Trust	300,265	9,131,059
	NorthStar Realty Europe Corp.	400,001	3,700,009
			36,233,824
	Real Estate Management & Development 0.9%
	Jones Lang LaSalle, Inc.	48,955	5,359,104

	Road & Rail 2.1%
	Genesee & Wyoming, Inc. Class A (a)	84,314	5,459,331
	Werner Enterprises, Inc.	265,189	6,661,548
			12,120,879
	Semiconductors & Semiconductor Equipment 1.5%
	Cypress Semiconductor Corp.	724,985	8,438,825

	Software 4.9%
¤	CommVault Systems, Inc. (a)	222,150	11,494,041
	PTC, Inc. (a)	271,790	10,798,217
	Rovi Corp. (a)	308,228	5,797,768
			28,090,026
	Specialty Retail 4.4%
	Advance Auto Parts, Inc.	19,181	3,258,085
	Caleres, Inc.	197,506	5,198,358
	Hibbett Sports, Inc. (a)	324,860	11,344,111
	Sally Beauty Holdings, Inc. (a)	188,316	5,523,308
			25,323,862
	Textiles, Apparel & Luxury Goods 4.0%
	Movado Group, Inc.	175,402	3,962,331
	Oxford Industries, Inc.	91,275	5,219,105
	PVH Corp.	59,750	6,038,335
	Steven Madden, Ltd. (a)	221,142	7,744,393
			22,964,164
	Total Common Stocks (Cost $480,603,507)		566,084,558
		Principal Amount
	Short-Term Investment 2.9%
	Repurchase Agreement 2.9%
	Fixed Income Clearing Corp. 0.03%, dated 7/29/16 due 8/1/16 Proceeds at Maturity $16,480,429 (Collateralized by a United States Treasury Note with a rate of 1.625% and a maturity date of 11/30/20, with a Principal Amount of $16,345,000 and a Market Value of $16,814,919)	$16,480,388	16,480,388
	Total Short-Term Investment (Cost $16,480,388)		16,480,388
	Total Investments (Cost $497,083,895) (b)	101.0%	582,564,946
	Other Assets, Less Liabilities	(1.0)	(5,821,160)
	Net Assets	100.0%	$576,743,786

¤	Among the Fund's 10 largest holdings, as of July 31, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	As of July 31, 2016, cost was $497,007,629 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$106,994,749
Gross unrealized depreciation	(21,437,432)
Net unrealized appreciation	$85,557,317

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$566,084,558	$—	$—	$566,084,558
Short-Term Investment
Repurchase Agreement	—	16,480,388	—	16,480,388
Total Investments in Securities	$566,084,558	$16,480,388	$—	$582,564,946

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2016, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Floating Rate Fund
Portfolio of Investments July 31, 2016 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 97.3%†
	Corporate Bonds 1.3%
	Containers, Packaging & Glass 0.2%
	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 7.25%, due 5/15/24 (a)	$1,200,000	$1,266,000
	Greif, Inc. 7.75%, due 8/1/19	1,350,000	1,512,000
			2,778,000
	Finance 0.2%
	Nationstar Mortgage LLC / Nationstar Capital Corp. 6.50%, due 7/1/21	3,000,000	2,580,000

	Insurance 0.0%‡
	MPH Acquisition Holdings LLC 7.125%, due 6/1/24 (a)	330,000	352,069

	Mining, Steel, Iron & Non-Precious Metals 0.0%‡
	FMG Resources (August 2006) Pty, Ltd. 9.75%, due 3/1/22 (a)	330,000	369,600

	Oil & Gas 0.1%
	FTS International, Inc. 8.153%, due 6/15/20 (a)(b)	1,670,000	1,351,980

	Real Estate 0.3%
	iStar, Inc.
	4.00%, due 11/1/17	1,800,000	1,786,500
	5.00%, due 7/1/19	1,800,000	1,773,000
			3,559,500
	Software 0.2%
	First Data Corp. 6.75%, due 11/1/20 (a)	2,753,000	2,870,002

	Telecommunications 0.1%
	CommScope, Inc. 4.375%, due 6/15/20 (a)	890,000	919,148

	Utilities 0.2%
	NRG Energy, Inc. 7.25%, due 5/15/26 (a)	2,700,000	2,770,875

	Total Corporate Bonds (Cost $17,850,263)		17,551,174

	Floating Rate Loans 86.4% (c)
	Aerospace & Defense 2.8%
	American Airlines, Inc. New Term Loan 3.25%, due 6/27/20	7,114,521	7,087,842
	BE Aerospace, Inc. 2014 Term Loan B 3.75%, due 12/16/21	6,102,884	6,148,656
	DAE Aviation Holdings, Inc. 1st Lien Term Loan 5.25%, due 7/7/22	5,508,375	5,512,963
	Science Applications International Corp. Term Loan B 3.75%, due 5/4/22	4,668,640	4,678,365
	TransDigm, Inc. 2016 Extended Term Loan F 3.75%, due 6/9/23	7,180,295	7,123,449
	U.S. Airways Group, Inc. New Term Loan B1 3.50%, due 5/23/19	5,948,354	5,941,983
			36,493,258
	Automobile 2.4%
	Allison Transmission, Inc. New Term Loan B3 3.50%, due 8/23/19	5,293,234	5,295,643
	FCA U.S. LLC New Term Loan B 3.50%, due 5/24/17	3,910,691	3,914,880
	Federal-Mogul Holdings Corp. New Term Loan C 4.75%, due 4/15/21	4,085,342	3,840,222
	Goodyear Tire & Rubber Co. (The) New 2nd Lien Term Loan 3.75%, due 4/30/19	4,500,000	4,502,812
	KAR Auction Services, Inc.
	Term Loan B2 3.938%, due 3/11/21	1,926,171	1,928,579
	Term Loan B3 4.25%, due 3/9/23	2,992,500	3,013,073
	MPG Holdco I, Inc. 2015 Term Loan B 3.75%, due 10/20/21	4,689,983	4,681,189
	Tower Automotive Holdings USA LLC New Term Loan 4.00%, due 4/23/20	5,089,191	5,054,203
			32,230,601
	Banking 0.6%
	Capital Automotive L.P.
	New Term Loan B 4.00%, due 4/10/19	5,686,773	5,693,881
	New 2nd Lien Term Loan 6.00%, due 4/30/20	1,666,667	1,672,222
			7,366,103
	Beverage, Food & Tobacco 2.2%
	Albertsons LLC
	2016 Term Loan B4 4.50%, due 8/25/21	7,492,779	7,518,539
	2016 Term Loan B6 4.75%, due 6/22/23	2,095,761	2,105,586
	B&G Foods, Inc. 2015 Term Loan B 3.75%, due 11/2/22	1,386,905	1,392,106
	Hostess Brands LLC 1st Lien Term Loan 4.50%, due 8/3/22	3,977,481	3,989,413
	Oak Tea, Inc. USD Term Loan B1 4.25%, due 7/2/22	3,305,422	3,309,553
	Pinnacle Foods Finance LLC
	2016 Term Loan I 3.24%, due 1/13/23 (d)	1,990,000	1,995,805
	Term Loan G 3.252%, due 4/29/20	3,155,052	3,156,178
	U.S. Foods, Inc. 2016 Term Loan B 4.00%, due 6/27/23	4,992,308	5,013,705
			28,480,885
	Broadcasting & Entertainment 4.2%
	Charter Communications Operating LLC 2016 Term Loan I 3.50%, due 1/24/23	4,560,000	4,578,728
	CSC Holdings LLC 2015 Term Loan B 5.00%, due 10/9/22	11,471,250	11,542,945
	Cumulus Media Holdings, Inc. 2013 Term Loan 4.25%, due 12/23/20	4,091,359	2,884,408
	iHeartCommunications, Inc. Term Loan D 7.246%, due 1/30/19	3,250,000	2,516,719
	Mission Broadcasting, Inc. Term Loan B2 3.75%, due 10/1/20	1,271,737	1,270,711
	Nexstar Broadcasting, Inc. Term Loan B2 3.75%, due 10/1/20	1,442,170	1,441,007
	Numericable U.S. LLC USD Term Loan B7 5.002%, due 1/15/24	5,631,048	5,625,772
	Salem Communications Corp. Term Loan B 4.50%, due 3/13/20	995,628	976,960
¤	Univision Communications, Inc.
	Term Loan C3 4.00%, due 3/1/20	3,480,641	3,475,047
	Term Loan C4 4.00%, due 3/1/20	11,822,050	11,810,973
	UPC Financing Partnership USD Term Loan AH 3.414%, due 6/30/21	3,504,077	3,492,689
	WideOpenWest Finance LLC 2015 Term Loan B 4.50%, due 4/1/19	5,612,845	5,618,693
			55,234,652
	Buildings & Real Estate 2.9%
	Continental Building Products LLC 1st Lien Term Loan 4.00%, due 8/28/20	3,795,810	3,783,158
	DTZ U.S. Borrower LLC 2015 1st Lien Term Loan 4.25%, due 11/4/21	5,462,850	5,423,244
	GCP Applied Technologies, Inc. Term Loan B 5.25%, due 2/3/22	2,743,125	2,748,268
	HD Supply, Inc. 2015 Term Loan B 3.75%, due 8/13/21	1,985,000	1,990,790
	Headwaters, Inc. 2016 Term Loan B 4.00%, due 3/24/22 (d)	3,964,962	3,989,744
	Priso Acquisition Corp. 1st Lien Term Loan 4.50%, due 5/8/22 (d)	2,378,028	2,378,028
	Realogy Corp. 2016 Term Loan B 3.75%, due 7/20/22 (d)	10,132,813	10,175,036
	Wilsonart LLC Term Loan B 4.00%, due 10/31/19	8,254,225	8,237,032
			38,725,300
	Cargo Transport 0.2%
	XPO Logistics, Inc. Term Loan 5.50%, due 11/1/21	2,686,500	2,710,007

	Chemicals, Plastics & Rubber 4.4%
	Allnex USA, Inc.
	USD Term Loan B3 TBA, due 5/31/23 (d)	1,243,089	1,248,527
	USD Term Loan B2 4.50%, due 10/3/19	1,545,618	1,541,754
	Axalta Coating Systems U.S. Holdings, Inc. USD Term Loan 3.75%, due 2/1/20	4,103,366	4,112,344
	Chemours Co. (The) Term Loan B 3.75%, due 5/12/22	4,323,701	4,191,288
	Colouroz Investment 2 LLC USD 2nd Lien Term Loan B2 8.25%, due 9/6/22	1,285,714	1,195,714
	Emerald Performance Materials LLC
	New 1st Lien Term Loan 4.50%, due 8/1/21	2,420,536	2,410,704
	New 2nd Lien Term Loan 7.75%, due 8/1/22	1,300,000	1,274,000
	Flint Group U.S. LLC USD 1st Lien Term Loan B2 4.50%, due 9/7/21	3,268,545	3,223,603
	Huntsman International LLC 2016 Term Loan B 4.25%, due 4/1/23	1,496,250	1,502,796
	Ineos U.S. Finance LLC 2015 USD Term Loan 4.25%, due 3/31/22	4,740,179	4,732,031
	MacDermid, Inc.
	Term Loan B2 5.50%, due 6/7/20	1,477,500	1,471,167
	USD 1st Lien Term Loan 5.50%, due 6/7/20	4,232,276	4,224,341
	Nexeo Solutions LLC 2016 Term Loan 5.25%, due 6/9/23	4,928,571	4,953,214
	OXEA Finance LLC USD Term Loan B2 4.25%, due 1/15/20	3,671,523	3,487,947
	PQ Corp. USD Term Loan 5.75%, due 11/4/22	1,636,364	1,646,884
	Solenis International, L.P.
	USD 1st Lien Term Loan 4.25%, due 7/31/21	2,473,750	2,450,779
	USD 2nd Lien Term Loan 7.75%, due 7/31/22	1,250,000	1,188,541
	Univar, Inc. 2015 Term Loan 4.25%, due 7/1/22	10,910,038	10,888,218
	Zep, Inc. Term Loan 5.50%, due 6/27/22	2,574,000	2,577,217
			58,321,069
	Commercial Services 0.3%
	USAGM HoldCo. LLC 2016 Incremental Delayed Draw Term Loan TBD, due 7/28/22 (d)	317,329	315,941
	USAGM HoldCo. LLC 2016 Incremental Term Loan 5.50%, due 7/28/22 (d)	1,599,338	1,592,841
	WEX, Inc. Term Loan B 4.25%, due 7/1/23	2,000,000	2,012,500
			3,921,282
	Containers, Packaging & Glass 4.7%
	Anchor Glass Container Corp. 2015 1st Lien Term Loan 4.75%, due 7/1/22	4,377,577	4,380,860
	Ardagh Holdings USA, Inc. Incremental Term Loan 4.00%, due 12/17/19	6,525,722	6,529,801
	Berlin Packaging LLC 2014 1st Lien Term Loan 4.50%, due 10/1/21	2,493,667	2,492,627
	Berry Plastics Holding Corp.
	Term Loan G 3.50%, due 1/6/21	7,347,853	7,363,159
	Term Loan H 3.75%, due 10/3/22	4,060,179	4,072,587
	BWAY Holding Company, Inc. New Term Loan B 5.50%, due 8/14/20	3,873,346	3,867,699
	Caraustar Industries, Inc. Term Loan B 8.00%, due 5/1/19	2,502,134	2,504,218
	Klockner-Pentaplast of America, Inc. USD Term Loan 5.00%, due 4/28/20	1,456,545	1,463,220
	Mauser U.S. Corporate LLC USD 1st Lien Term Loan 4.50%, due 7/31/21	3,696,165	3,693,855
	Multi Packaging Solutions, Inc. USD Term Loan A 4.25%, due 9/30/20	777,467	775,524
	Owens-Illinois, Inc. Term Loan B 3.50%, due 9/1/22	2,528,000	2,531,160
	Rack Merger Sub, Inc. 2nd Lien Term Loan 8.25%, due 10/3/22	1,000,000	890,000
¤	Reynolds Group Holdings, Inc.
	2016 USD Term Loan 4.25%, due 2/1/23 (d)	1,954,715	1,956,269
	New Dollar Term Loan 4.50%, due 12/1/18	10,583,391	10,598,822
	SIG Combibloc U.S. Acquisition, Inc. USD Term Loan 4.25%, due 3/13/22	1,466,288	1,467,858
	Signode Industrial Group U.S., Inc. USD Term Loan B 3.75%, due 5/1/21	3,540,845	3,523,141
	Tekni-Plex, Inc. 2015 USD Term Loan B 4.50%, due 6/1/22	3,168,000	3,153,481
			61,264,281
	Diversified/Conglomerate Manufacturing 2.6%
	Allied Security Holdings LLC
	New 1st Lien Term Loan 4.25%, due 2/12/21	1,926,111	1,923,703
	New 2nd Lien Term Loan 8.00%, due 8/13/21	871,233	869,872
	Atkore International, Inc.
	1st Lien Term Loan 4.50%, due 4/9/21	3,136,098	3,123,030
	2nd Lien Term Loan 7.75%, due 10/9/21	1,950,000	1,945,125
	Doosan Infracore International, Inc. Term Loan B 4.50%, due 5/28/21	4,702,462	4,702,462
	Filtration Group Corp. 1st Lien Term Loan 4.25%, due 11/21/20	3,678,287	3,667,252
	Gardner Denver, Inc. USD Term Loan 4.25%, due 7/30/20	3,311,279	3,145,715
	Mueller Water Products, Inc. New Term Loan B 4.00%, due 11/26/21	2,905,750	2,911,803
	North American Lifting Holdings, Inc. 1st Lien Term Loan 5.50%, due 11/27/20 (d)	2,463,289	1,870,560
	Quikrete Holdings, Inc. 1st Lien Term Loan 4.00%, due 9/28/20	9,831,159	9,847,547
			34,007,069
	Diversified/Conglomerate Service 8.8%
	Acosta Holdco, Inc. 2015 Term Loan 4.25%, due 9/26/21	4,210,982	4,124,131
	Advantage Sales & Marketing, Inc.
	2014 1st Lien Term Loan 4.25%, due 7/23/21	5,831,345	5,797,815
	2014 2nd Lien Term Loan 7.50%, due 7/25/22	1,458,333	1,360,807
	Applied Systems, Inc.
	New 1st Lien Term Loan 4.00%, due 1/25/21	2,812,363	2,813,535
	New 2nd Lien Term Loan 7.50%, due 1/24/22	1,357,405	1,358,536
	AVSC Holding Corp. 1st Lien Term Loan 4.50%, due 1/24/21	1,114,771	1,100,836
	Brickman Group, Ltd. LLC 1st Lien Term Loan 4.00%, due 12/18/20	5,497,043	5,474,137
	Brock Holdings III, Inc. New Term Loan B 6.00%, due 3/16/17	480,798	461,566
	CCC Information Services, Inc. Term Loan 4.00%, due 12/20/19	5,336,669	5,356,681
	CompuCom Systems, Inc. REFI Term Loan B 4.25%, due 5/9/20 (d)	3,950,578	2,735,775
	Connolly Corp. 1st Lien Term Loan 4.50%, due 5/14/21	3,542,706	3,537,173
	Crossmark Holdings, Inc.
	1st Lien Term Loan 4.50%, due 12/20/19 (d)	1,644,719	1,110,185
	2nd Lien Term Loan 8.75%, due 12/21/20 (d)	200,000	81,000
	Emdeon Business Services LLC Term Loan B2 3.75%, due 11/2/18	2,567,550	2,569,155
¤	First Data Corp.
	2022 Term Loan 4.238%, due 7/8/22	5,100,000	5,115,142
	Extended 2021 Term Loan 4.488%, due 3/24/21	9,979,653	10,020,480
	Genesys Telecom Holdings U.S., Inc.
	Term Loan B 4.00%, due 2/8/20	3,547,474	3,509,782
	Delayed Draw Term Loan 4.50%, due 11/13/20	1,950,000	1,945,938
	Global Payments, Inc. Term Loan B 3.996%, due 4/22/23	1,750,000	1,762,395
	Information Resources, Inc. Term Loan B 4.75%, due 9/30/20	2,909,347	2,907,843
	J.D. Power and Associates
	1st Lien Term Loan TBD, due 5/24/23 (d)	2,200,000	2,202,750
	2nd Lien Term Loan TBD, due 5/24/24 (d)	625,000	628,125
	Kronos, Inc. Initial Incremental Term Loan 4.50%, due 10/30/19	5,260,448	5,272,657
	Mitchell International, Inc. New 1st Lien Term Loan 4.50%, due 10/13/20	5,016,448	4,991,366
	MKS Instruments, Inc. 2016 Term Loan B 4.25%, due 5/1/23	3,559,829	3,582,078
	MX Holdings U.S., Inc. Term Loan B1A 4.00%, due 8/14/20	4,344,202	4,360,493
	Prime Security Services Borrower LLC 1st Lien Term Loan 4.75%, due 7/1/21	4,643,333	4,678,158
	Sabre, Inc.
	Term Loan C 4.00%, due 2/19/18	361,650	361,650
	Term Loan B 4.00%, due 2/19/19	2,454,703	2,458,795
	ServiceMaster Co. 2014 Term Loan B 4.25%, due 7/1/21	8,525,477	8,552,119
	Sophia L.P. 2015 Term Loan B 4.75%, due 9/30/22	3,970,000	3,969,008
	Sungard Availability Services Capital, Inc. Term Loan B 6.00%, due 3/31/19	1,433,678	1,218,626
	TruGreen, Ltd. Partnership 1st Lien Term Loan B 6.50%, due 4/13/23	3,600,000	3,616,499
	Vantiv LLC 2014 Term Loan B 3.50%, due 6/13/21	2,496,429	2,502,046
	Verint Systems, Inc. USD Term Loan 3.50%, due 9/6/19	4,598,719	4,595,271
			116,132,553
	Ecological 0.8%
	ADS Waste Holdings, Inc. Term Loan B2 3.75%, due 10/9/19	5,068,975	5,053,135
	Multi Packaging Solutions, Inc.
	2014 Term Loan B 4.25%, due 9/30/20	840,105	838,005
	Incremental Term Loan 4.25%, due 9/30/20	2,511,565	2,505,286
	Waste Industries USA, Inc. 2016 Term Loan 3.50%, due 2/27/20	2,633,333	2,634,979
			11,031,405
	Electronics 7.8%
	Blue Coat Holdings, Inc. 2015 Term Loan 6.00%, due 5/20/22	3,909,352	3,901,533
	BMC Software Finance, Inc. USD Term Loan 5.00%, due 9/10/20	4,575,300	4,189,831
	CDW LLC New Term Loan 3.25%, due 4/29/20	1,413,078	1,414,624
	Cision U.S., Inc. USD Term Loan B 7.00%, due 6/16/23	2,728,000	2,601,830
	CommScope, Inc. Term Loan B5 3.75%, due 12/29/22	2,977,500	2,987,737
	CPI International, Inc. New Term Loan B 4.25%, due 11/17/17	2,987,374	2,957,500
	Dell International LLC USD Term Loan B2 4.00%, due 4/29/20	3,261,299	3,259,551
	Dell, Inc. 2016 Term Loan B TBD, due 5/24/23 (d)	9,900,000	9,900,000
	Diebold, Inc. USD Term Loan 5.25%, due 11/6/23	2,666,667	2,666,667
	EIG Investors Corp. 2013 Term Loan 6.48%, due 11/9/19	5,764,087	5,418,242
	Epicor Software Corp. 1st Lien Term Loan 4.75%, due 6/1/22	10,760,870	10,651,022
	Evertec Group LLC New Term Loan B 3.25%, due 4/17/20	2,431,145	2,396,197
	Eze Castle Software, Inc.
	New 1st Lien Term Loan 4.00%, due 4/6/20	2,000,000	1,990,000
	2016 1st Lien Term Loan 4.50%, due 4/6/20	2,000,000	1,990,000
	Go Daddy Operating Co. LLC New Term Loan B 4.25%, due 5/13/21	3,924,925	3,929,340
	Hyland Software, Inc.
	2015 Term Loan 4.75%, due 7/1/22	2,995,165	2,994,231
	2nd Lien Term Loan 8.25%, due 7/1/23 (d)	1,300,000	1,271,833
	Infor (U.S.), Inc.
	USD Term Loan B3 3.75%, due 6/3/20	1,883,965	1,857,472
	USD Term Loan B5 3.75%, due 6/3/20	8,491,560	8,391,784
	Informatica Corp. USD Term Loan 4.50%, due 8/5/22	2,386,987	2,349,051
	Riverbed Technology, Inc. 2016 Term Loan 5.00%, due 4/24/22 (d)	2,624,125	2,634,950
	SS&C Technologies, Inc.
	2015 Term Loan B1 4.00%, due 7/8/22	6,691,385	6,723,644
	2015 Term Loan B2 4.00%, due 7/8/22	866,949	871,128
	TTM Technologies, Inc. 1st Lien Term Loan 6.00%, due 5/31/21	1,328,121	1,321,480
	Veritas U.S., Inc. USD Term Loan B1 6.625%, due 1/27/23	1,995,000	1,859,340
	Vertafore, Inc. 2016 1st Lien Term Loan 4.75%, due 6/30/23 (d)	2,000,000	2,001,428
	Western Digital Corp. USD Term Loan B 6.25%, due 4/29/23	5,107,143	5,150,553
	Zebra Technologies Corp. 2016 Term Loan B 4.00%, due 10/27/21	5,154,545	5,178,710
			102,859,678
	Entertainment 0.1%
	Affinity Gaming LLC 2016 Term Loan 5.00%, due 7/1/23	1,666,667	1,665,278
	Finance 1.2%
	Alliant Holdings I, Inc. 2015 Term Loan B 4.50%, due 8/12/22	3,234,000	3,210,324
	Brand Energy & Infrastructure Services, Inc. New Term Loan B 4.75%, due 11/26/20	2,922,053	2,884,797
	Duff & Phelps Investment Management Co. Term Loan B 4.75%, due 4/23/20	5,468,968	5,455,296
	Istar Financial, Inc. 2016 Term Loan B 5.50%, due 7/1/20	1,400,000	1,407,000
	ON Assignment, Inc. 2015 Term Loan 3.75%, due 6/3/22	3,067,636	3,075,305
			16,032,722
	Healthcare, Education & Childcare 8.9%
	Acadia Healthcare Co., Inc. Term Loan B2 4.50%, due 2/16/23	2,424,815	2,430,877
	Akorn, Inc. Term Loan B 5.25%, due 4/16/21	4,582,506	4,599,690
	Alvogen Pharma U.S., Inc. Term Loan 6.00%, due 4/2/22	3,122,600	3,122,600
	AmSurg Corp. 1st Lien Term Loan B 3.50%, due 7/16/21	5,502,811	5,503,499
	Avantor Performance Materials Holdings, Inc.
	2016 1st Lien Term Loan 6.00%, due 6/21/22	1,600,000	1,595,000
	2016 2nd Lien Term Loan 10.50%, due 6/21/23	500,000	491,250
¤	Community Health Systems, Inc.
	Term Loan G 3.75%, due 12/31/19	4,527,464	4,449,931
	Term Loan F 3.924%, due 12/31/18	1,843,780	1,825,342
	Term Loan H 4.00%, due 1/27/21	8,330,413	8,215,870
	Concentra, Inc. 1st Lien Term Loan 4.00%, due 6/1/22	3,777,603	3,761,076
	Curo Health Services Holdings, Inc. 2015 1st Lien Term Loan 6.50%, due 2/7/22	1,922,408	1,916,000
	DaVita HealthCare Partners, Inc. Term Loan B 3.50%, due 6/24/21	8,018,164	8,036,542
	Envision Healthcare Corp. Initial Term Loan 4.25%, due 5/25/18	5,517,562	5,521,010
	Grifols Worldwide Operations USA, Inc. USD Term Loan B 3.439%, due 2/27/21	2,954,660	2,963,893
	HCA, Inc.
	Extended Term Loan B4 3.381%, due 5/1/18	2,228,441	2,232,773
	Term Loan B6 3.746%, due 3/17/23	2,344,185	2,359,570
	IMS Health, Inc. New USD Term Loan 3.50%, due 3/17/21	1,544,098	1,543,617
	Jaguar Holding Co. II 2015 Term Loan B 4.25%, due 8/18/22	7,890,923	7,885,005
	Kindred Healthcare, Inc. New Term Loan 4.25%, due 4/9/21	4,289,696	4,261,097
	Kinetic Concepts, Inc. USD Term Loan F1 5.00%, due 11/4/20	7,532,680	7,542,096
	Lasis Healthcare LLC Term Loan B2 4.50%, due 5/3/18	1,437,891	1,436,094
	New Millennium HoldCo, Inc. Exit Term Loan 7.50%, due 12/21/20	1,005,617	703,932
	Onex Carestream Finance, L.P.
	1st Lien Term Loan 5.00%, due 6/7/19	7,378,620	7,189,543
	2nd Lien Term Loan 9.50%, due 12/7/19 (d)	2,539,000	2,450,135
	Opal Acquisition, Inc. Term Loan B 5.00%, due 11/27/20	4,930,642	4,449,904
	Ortho-Clinical Diagnostics, Inc. Term Loan B 4.75%, due 6/30/21	5,241,478	5,068,509
	Quintiles Transnational Corp. 2015 Term Loan B 3.25%, due 5/12/22	2,376,000	2,376,991
	RPI Finance Trust Term Loan B4 3.50%, due 11/9/20	4,060,824	4,071,703
	Select Medical Corp. Series E Term Loan B 6.00%, due 6/1/18	3,513,276	3,515,471
	Sterigenics-Nordion Holdings LLC 2015 Term Loan B 4.25%, due 5/15/22	3,721,875	3,707,918
	Surgical Care Affiliates, Inc. Term Loan B 4.25%, due 3/17/22	1,975,000	1,989,812
			117,216,750
	Home and Office Furnishings, Housewares & Durable Consumer Products 0.6%
	Serta Simmons Holdings LLC Term Loan 4.25%, due 10/1/19	8,010,518	8,033,052

	Hotels, Motels, Inns & Gaming 4.8%
	Caesars Entertainment Operating Co.
	Extended Term Loan B5 10.25%, due 3/1/17 (e)	3,622,550	3,690,473
	Extended Term Loan B6 11.25%, due 3/1/17 (e)	3,249,010	3,357,309
	Term Loan B7 (Non RSA) 13.25%, due 3/1/17 (e)	2,897,096	3,039,537
	Caesars Entertainment Resort Properties LLC Term Loan B 7.00%, due 10/11/20	4,350,475	4,249,870
	CityCenter Holdings LLC Term Loan B 4.25%, due 10/16/20	5,697,441	5,723,553
	Hilton Worldwide Finance LLC USD Term Loan B2 3.50%, due 10/26/20	5,963,613	5,974,383
	La Quinta Intermediate Holdings LLC Term Loan B 3.75%, due 4/14/21	6,123,005	6,056,675
	MGM Growth Properties Operating Partnership L.P. 2016 Term Loan B 4.00%, due 4/25/23	9,509,500	9,574,878
	Pinnacle Entertainment, Inc. Term Loan B 3.75%, due 4/28/23	1,222,667	1,224,195
¤	Scientific Games International, Inc. 2014 Term Loan B1 6.00%, due 10/18/20	13,650,000	13,632,937
	Station Casinos LLC 2016 Term Loan B 3.75%, due 6/8/23	6,606,742	6,595,728
			63,119,538
	Insurance 2.3%
	Asurion LLC
	New Term Loan B1 5.00%, due 5/24/19	1,754,729	1,753,852
	Term Loan B4 5.00%, due 8/4/22	3,909,098	3,913,984
	New 2nd Lien Term Loan 8.50%, due 3/3/21	2,000,000	1,978,126
	Hub International, Ltd. Term Loan B 4.00%, due 10/2/20	6,845,180	6,816,656
	MPH Acquisition Holdings LLC 2016 Term Loan B 5.00%, due 6/7/23	4,500,000	4,539,375
	Sedgwick Claims Management Services, Inc.
	1st Lien Term Loan 3.75%, due 3/1/21	4,340,276	4,264,321
	2nd Lien Term Loan 6.75%, due 2/28/22	6,800,000	6,664,000
			29,930,314
	Leisure, Amusement, Motion Pictures & Entertainment 2.4%
	Boyd Gaming Corp. Term Loan B 4.00%, due 8/14/20	2,496,148	2,503,279
	Creative Artists Agency LLC Term Loan B 5.00%, due 12/17/21	1,362,210	1,362,210
	Fitness International LLC Term Loan B 5.50%, due 7/1/20	4,822,527	4,804,443
	LTF Merger Sub, Inc. Term Loan B 4.25%, due 6/10/22	3,743,214	3,735,728
	Regal Cinemas Corp. 2016 Term Loan 3.50%, due 4/1/22	3,036,035	3,047,420
	SeaWorld Parks & Entertainment, Inc. Incremental Term Loan B3 4.00%, due 5/14/20	2,641,071	2,641,898
	William Morris Endeavor Entertainment LLC
	1st Lien Term Loan 5.25%, due 5/6/21	3,956,750	3,952,793
	2nd Lien Term Loan 8.25%, due 5/6/22	2,800,000	2,789,500
	WMG Acquisition Corp. New Term Loan 3.75%, due 7/1/20	6,228,135	6,201,859
			31,039,130
	Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 2.2%
	Apex Tool Group LLC Term Loan B 4.50%, due 1/31/20	6,670,778	6,570,716
	CPM Holdings, Inc. Term Loan B 6.00%, due 4/11/22	1,980,000	1,975,050
	Generac Power Systems, Inc. Term Loan B 3.50%, due 5/31/20	3,723,010	3,691,599
	Manitowoc Foodservice, Inc. 2016 Term Loan B 5.75%, due 3/3/23	1,897,436	1,921,154
¤	Rexnord LLC 1st Lien Term Loan B 4.00%, due 8/21/20	12,101,836	12,064,853
	Silver II U.S. Holdings LLC Term Loan 4.00%, due 12/13/19	2,719,531	2,516,700
			28,740,072
	Mining, Steel, Iron & Non-Precious Metals 1.9%
	Ameriforge Group, Inc. 1st Lien Term Loan 5.00%, due 12/19/19 (d)	3,903,881	2,296,782
	Fairmount Minerals, Ltd. New Term Loan B2 4.50%, due 9/5/19	3,890,000	3,398,888
	Gates Global, Inc. Term Loan B 4.25%, due 7/6/21	2,456,030	2,403,839
	McJunkin Red Man Corp. New Term Loan 5.00%, due 11/8/19 (d)	2,286,004	2,250,286
	Minerals Technologies, Inc. 2015 Term Loan B1 3.75%, due 5/9/21	3,035,350	3,039,144
	Novelis, Inc. 2015 Term Loan B 4.00%, due 6/2/22	8,563,500	8,544,232
	Zekelman Industries, Inc. Term Loan B 6.00%, due 6/14/21	2,992,574	3,003,796
			24,936,967
	Oil & Gas 2.0%
	Ascent Resources-Marcellus LLC
	1st Lien Term Loan 5.25%, due 8/4/20 (d)	2,000,000	987,500
	2nd Lien Term Loan 8.50%, due 8/4/21 (d)	500,000	50,000
	CITGO Holding, Inc. 2015 Term Loan B 9.50%, due 5/12/18	2,561,412	2,584,892
	Energy Transfer Equity, L.P. 2015 Term Loan 4.00%, due 12/2/19	6,691,765	6,537,018
	EP Energy LLC Term Loan B2 4.50%, due 4/30/19	626,303	541,752
	Fieldwood Energy LLC
	New 1st Lien Term Loan 8.00%, due 8/31/20	805,556	668,611
	1st Lien Last Out Term Loan 8.375%, due 9/30/20	1,087,500	636,188
	2nd Lien Term Loan 8.375%, due 9/30/20 (d)	1,789,491	581,585
	HGIM Corp. Term Loan B 5.50%, due 6/18/20 (d)	2,072,425	1,196,825
	Penn Products Terminals LLC Term Loan B 4.75%, due 4/13/22	4,024,943	4,014,880
	Philadelphia Energy Solutions LLC Term Loan B 6.25%, due 4/4/18	2,151,808	1,995,802
	Samson Investment Co. New 2nd Lien Term Loan 6.50%, due 9/25/18 (d)(e)	6,700,000	1,046,875
	Seadrill Partners Finco LLC Term Loan B 4.00%, due 2/21/21 (d)	4,310,823	1,926,399
	Templar Energy LLC New 2nd Lien Term Loan 8.50%, due 11/25/20 (d)(f)	2,500,000	568,750
	Western Refining, Inc. Term Loan B 5.25%, due 11/12/20	3,412,500	3,293,063
			26,630,140
	Personal & Nondurable Consumer Products (Manufacturing Only) 1.7%
	ABC Supply Co., Inc. Term Loan 3.50%, due 4/16/20	4,305,000	4,311,152
	Hillman Group, Inc. (The) Term Loan B 4.50%, due 6/30/21	1,481,108	1,481,108
	Prestige Brands, Inc. Term Loan B3 3.50%, due 9/3/21	131,532	131,744
	Revlon Consumer Products Corp. 2016 Term Loan B TBD, due 7/22/23 (d)	2,166,667	2,163,958
	Spectrum Brands, Inc. USD Term Loan 3.507%, due 6/23/22	4,199,252	4,213,689
	SRAM LLC New Term Loan B 4.018%, due 4/10/20	6,698,720	5,995,354
	Varsity Brands, Inc. 1st Lien Term Loan 5.00%, due 12/11/21	3,940,000	3,945,910
			22,242,915
	Personal Transportation 0.2%
	United Airlines, Inc. New Term Loan B 3.25%, due 4/1/19	2,873,033	2,871,237
	Personal, Food & Miscellaneous Services 0.4%
	Weight Watchers International, Inc. Term Loan B2 4.00%, due 4/2/20	2,692,238	2,020,861
	Yum! Brands, Inc. 1st Lien Term Loan B 3.232%, due 6/16/23	3,000,000	3,008,907
			5,029,768
	Printing & Publishing 1.6%
	Cengage Learning Acquisitions, Inc. 2016 Term Loan B 5.25%, due 6/7/23	2,347,778	2,340,441
	Checkout Holding Corp. 1st Lien Term Loan 4.50%, due 4/9/21	3,257,321	2,790,440
	Getty Images, Inc. Term Loan B 4.75%, due 10/18/19	2,555,751	1,997,746
	McGraw-Hill Global Education Holdings LLC 2016 Term Loan B 5.00%, due 5/4/22	3,600,000	3,614,400
	Penton Media, Inc.
	2015 Term Loan 4.75%, due 10/3/19	1,655,514	1,649,306
	New 2nd Lien Term Loan 9.00%, due 10/2/20	2,159,386	2,126,995
	Tribune Media Co. Term Loan 3.75%, due 12/27/20	7,068,090	7,071,037
			21,590,365
	Retail Store 5.4%
	American Tire Distributors Holdings, Inc. 2015 Term Loan 5.25%, due 9/1/21	1,792,577	1,756,166
	Belk, Inc. Term Loan 5.75%, due 12/12/22	2,463,825	2,157,079
	BJ's Wholesale Club, Inc.
	New 1st Lien Term Loan 4.50%, due 9/26/19	6,208,915	6,191,666
	New 2nd Lien Term Loan 8.50%, due 3/26/20	970,356	961,259
	CNT Holdings III Corp. Term Loan B 5.25%, due 1/22/23	997,500	1,005,397
	Harbor Freight Tools USA, Inc. New 1st Lien Term Loan 4.75%, due 7/26/19	3,720,192	3,737,242
	J. Crew Group, Inc. New Term Loan B 4.00%, due 3/5/21	1,989,822	1,404,482
	J.C. Penney Corp., Inc. 2016 Term Loan B 5.25%, due 6/23/23	1,600,000	1,602,000
	Leslie's Poolmart, Inc. New Term Loan 4.25%, due 10/16/19	6,877,187	6,868,590
	Mattress Holding Corp. 2016 Incremental Term Loan 6.25%, due 10/20/21	1,838,628	1,815,645
¤	Michaels Stores, Inc.
	Term Loan B 3.75%, due 1/28/20	10,807,265	10,832,349
	Incremental 2014 Term Loan B2 4.00%, due 1/28/20	1,446,353	1,452,293
	NBTY, Inc. USD Term Loan B 5.00%, due 5/5/23	4,000,000	3,966,252
	Neiman Marcus Group, Inc. (The) 2020 Term Loan 4.25%, due 10/25/20	2,955,865	2,777,035
	Party City Holdings, Inc. 2015 Term Loan B 4.25%, due 8/19/22	8,545,110	8,536,565
	Petco Animal Supplies, Inc. 2016 Term Loan B1 5.00%, due 1/26/23	3,675,771	3,689,555
	PetSmart, Inc. Term Loan B1 4.25%, due 3/11/22	8,742,866	8,752,798
	Pilot Travel Centers LLC 2016 Term Loan B 3.246%, due 5/25/23	4,271,361	4,283,376
			71,789,749
	Telecommunications 2.5%
	Avaya, Inc. Term Loan B6 6.50%, due 3/30/18	592,182	461,902
¤	Level 3 Financing, Inc.
	2015 Term Loan B2 3.50%, due 5/31/22	2,880,000	2,890,080
	New 2019 Term Loan 4.00%, due 8/1/19	5,800,000	5,815,950
	2013 Term Loan B 4.00%, due 1/15/20	4,000,000	4,014,000
	LTS Buyer LLC
	1st Lien Term Loan 4.00%, due 4/13/20	5,820,000	5,812,725
	2nd Lien Term Loan 8.00%, due 4/12/21	316,250	315,459
	Mitel U.S. Holdings, Inc. 2015 Term Loan 5.50%, due 4/29/22	4,482,186	4,491,523
	Syniverse Holdings, Inc. Term Loan 4.00%, due 4/23/19	5,099,409	4,079,528
	T-Mobile USA, Inc. Term Loan B 3.50%, due 11/9/22	5,074,500	5,102,252
			32,983,419
	Utilities 3.5%
	Astoria Energy LLC Term Loan B 5.00%, due 12/24/21	3,474,524	3,322,513
	Calpine Corp. Term Loan B5 3.50%, due 5/27/22	8,613,000	8,579,358
	Dynegy Holdings, Inc. Term Loan B2 4.00%, due 4/23/20	6,972,150	6,946,004
	Dynegy, Inc. Incremental C Term Loan B 5.00%, due 6/27/23	1,666,667	1,664,583
	EIF Channelview Cogeneration LLC Term Loan B 4.25%, due 5/8/20	1,144,228	1,075,575
	Energy Future Intermediate Holding Co. LLC DIP Term Loan 4.25%, due 12/19/16	5,000,000	5,004,690
	Entergy Rhode Island State Energy, L.P. Term Loan B 5.75%, due 12/17/22	1,990,000	1,920,350
	Essential Power LLC Term Loan B 4.75%, due 8/8/19	4,916,627	4,849,023
	Granite Acquisition, Inc.
	Term Loan B 5.00%, due 12/19/21	4,160,422	4,066,812
	Term Loan C 5.00%, due 12/19/21	185,846	181,665
	2nd Lien Term Loan B 8.25%, due 12/19/22	1,200,000	1,126,000
	NRG Energy, Inc. 2016 Term Loan B 3.50%, due 6/30/23 (d)	2,000,000	1,992,500
	Southeast PowerGen LLC Term Loan B 4.50%, due 12/2/21	1,775,883	1,715,206
	Texas Competitive Electric Holdings Co. LLC
	2016 DIP Term Loan B 5.00%, due 10/31/17 (d)	3,257,160	3,265,303
	2016 DIP Term Loan C 5.00%, due 7/27/23 (d)	742,800	744,657
			46,454,239
	Total Floating Rate Loans (Cost $1,166,103,404)		1,139,083,798

	Foreign Floating Rate Loans 9.6% (c)
	Broadcasting & Entertainment 0.6%
	Numericable Group S.A. USD Term Loan B5 4.564%, due 7/31/22	1,985,000	1,977,969
	Virgin Media Investment Holdings, Ltd. USD Term Loan F 3.649%, due 6/30/23	6,059,891	6,028,507
			8,006,476
	Chemicals, Plastics & Rubber 0.8%
	Allnex (Luxembourg) & Cy S.C.A.
	2016 USD Term Loan B2 TBD, due 5/31/23 (d)	1,649,993	1,657,212
	USD Term Loan B1 4.50%, due 10/3/19	2,978,926	2,971,478
	Flint Group GmbH USD Term Loan C 4.50%, due 9/7/21	540,329	533,574
	Trinseo Materials Operating S.C.A. Term Loan B 4.25%, due 11/5/21	4,932,681	4,936,381
			10,098,645
	Containers, Packaging & Glass 0.0%‡
	KP Germany Erste GmbH 1st Lien Term Loan 5.00%, due 4/28/20	622,455	625,308
	Electronics 1.2%
¤	Avago Technologies Cayman, Ltd. 2016 USD Term Loan B1 4.25%, due 2/1/23	13,373,098	13,393,532
	NXP B.V. 2015 Term Loan B 3.75%, due 12/7/20	2,399,403	2,414,025
			15,807,557
	Healthcare, Education & Childcare 1.8%
	DPx Holdings B.V. 2014 USD Incremental Term Loan 4.25%, due 3/11/21	3,920,000	3,893,540
	Endo Luxembourg Finance Co., I S.A R.L. 2015 Term Loan B 3.75%, due 9/26/22	3,970,000	3,927,465
	Mallinckrodt International Finance S.A.
	Term Loan B 3.25%, due 3/19/21	977,500	970,657
	Incremental Term Loan B1 3.50%, due 3/19/21	1,477,444	1,470,426
¤	Valeant Pharmaceuticals International, Inc.
	Series D2 Term Loan B 4.50%, due 2/13/19	1,632,868	1,605,314
	Series E Term Loan B 4.75%, due 8/5/20	9,354,049	9,220,417
	Term Loan B F1 5.00%, due 4/1/22	2,712,801	2,688,724
			23,776,543
	Hotels, Motels, Inns & Gaming 0.3%
	Amaya Holdings B.V.
	USD 1st Lien Term Loan 5.00%, due 8/1/21	3,554,695	3,508,356
	USD 2nd Lien Term Loan 8.00%, due 8/1/22	506,250	498,973
			4,007,329
	Leisure, Amusement, Motion Pictures & Entertainment 1.7%
	Bauer Performance Sports, Ltd. Term Loan B 4.50%, due 4/15/21	1,703,050	1,430,562
	Bombardier Recreational Products, Inc. 2016 Term Loan B 3.75%, due 6/30/23	5,482,535	5,455,122
	Delta 2 (Luxembourg) S.A.R.L.
	USD Term Loan B3 4.75%, due 7/30/21	6,566,667	6,497,717
	USD 2nd Lien Term Loan 7.75%, due 7/31/22	2,800,000	2,741,667
	Travelport Finance (Luxembourg) S.A.R.L. 2016 Term Loan B 5.00%, due 9/2/21	6,898,422	6,909,204
			23,034,272
	Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.4%
	Husky Injection Molding Systems, Ltd.
	1st Lien Term Loan 4.25%, due 6/30/21	4,414,683	4,394,186
	2nd Lien Term Loan 7.25%, due 6/30/22	763,956	748,040
			5,142,226
	Mining, Steel, Iron & Non-Precious Metals 0.3%
	FMG Resources (August 2006) Pty, Ltd. New Term Loan B 4.25%, due 6/30/19	4,707,753	4,607,714
	Oil & Gas 0.2%
	Drillships Financing Holding, Inc. Term Loan B1 6.00%, due 3/31/21 (d)	3,377,420	1,215,871
	Pacific Drilling S.A. Term Loan B 4.50%, due 6/3/18 (d)	3,017,778	875,156
			2,091,027
	Personal, Food & Miscellaneous Services 0.8%
	1011778 B.C. Unlimited Liability Co. Term Loan B2 3.75%, due 12/10/21	10,032,327	10,067,861
	Printing & Publishing 0.4%
	Springer Science & Business Media Deutschland GmbH USD Term Loan B9 4.50%, due 8/14/20	5,333,977	5,153,956
	Telecommunications 1.1%
	Intelsat Jackson Holdings S.A. Term Loan B2 3.75%, due 6/30/19	4,702,081	4,458,160
	Telesat USD Term Loan B2 3.50%, due 3/28/19	10,178,584	10,146,776
			14,604,936
	Total Foreign Floating Rate Loans (Cost $132,076,099)		127,023,850
	Total Long-Term Bonds (Cost $1,316,029,766)		1,283,658,822

		Shares
	Affiliated Investment Company 0.7%
	Fixed Income Fund 0.7%
	MainStay High Yield Corporate Bond Fund Class I	1,650,083	9,322,967
	Total Affiliated Investment Company (Cost $9,457,534)		9,322,967
	Common Stocks 0.0%‡
	Beverage, Food & Tobacco 0.0%‡
	Nellson Nutraceutical, Inc. (d)(g)	379	9,011
	Healthcare, Education & Childcare 0.0%‡
	Millennium Laboratories, Inc.	29,525	95,956
	Total Common Stocks (Cost $531,732)		104,967

		Principal Amount
	Short-Term Investments 4.0%
	Repurchase Agreement 0.5%
	Fixed Income Clearing Corp. 0.03%, dated 7/29/16 due 8/1/16 Proceeds at Maturity $6,469,446 (Collateralized by a United States Treasury Note with a rate of 2.375% and a maturity date of 8/15/24, with a Principal Amount of $6,100,000 and a Market Value of $6,603,250)	$6,469,430	6,469,430
	U.S. Government 3.5%
	United States Treasury Bills
	0.178%, due 8/4/16 (h)	1,127,000	1,126,983
	0.228%, due 8/25/16 (h)	9,801,000	9,799,660
	0.278%, due 8/18/16 (h)	19,577,000	19,574,472
	0.289%, due 8/11/16 (h)	15,960,000	15,958,737
	Total U.S. Government (Cost $46,459,852)		46,459,852
	Total Short-Term Investments (Cost $52,929,282)		52,929,282
	Total Investments (Cost $1,378,948,314) (i)	102.0%	1,346,016,038
	Other Assets, Less Liabilities	(2.0)	(26,974,903)
	Net Assets	100.0%	$1,319,041,135

¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2016, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of July 31, 2016.
(c)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown was the weighted average interest rate of all contracts within the floating rate loan facility as of July 31, 2016.
(d)	Illiquid security - As of July 31, 2016, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $73,367,602, which represented 5.6% of the Fund's net assets.
(e)	Issue in default.
(f)	Issue in non-accrual status.
(g)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2016, the total market value of this security was $9,011, which represented less than one-tenth of a percent of the Fund's net assets.
(h)	Interest rate shown represents yield to maturity.
(i)	As of July 31, 2016, cost was $1,378,749,537 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$5,747,448
Gross unrealized depreciation	(38,480,947)
Net unrealized depreciation	$(32,733,499)

The following abbreviation is used in the preceding pages:
TBD	—To be determined

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$17,551,174	$—	$17,551,174
Floating Rate Loans (b)	—	1,026,531,787	112,552,011	1,139,083,798
Foreign Floating Rate Loans (c)	—	126,490,276	533,574	127,023,850
Total Long-Term Bonds	—	1,170,573,237	113,085,585	1,283,658,822
Affiliated Investment Company
Fixed Income Fund	9,322,967	—	—	9,322,967
Common Stocks (d)	95,956	—	9,011	104,967
Short-Term Investments
Repurchase Agreement	—	6,469,430	—	6,469,430
U.S. Government	—	46,459,852	—	46,459,852
Total Short-Term Investments	—	52,929,282	—	52,929,282
Total Investments in Securities	$9,418,923	$1,223,502,519	$113,094,596	$1,346,016,038

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $112,552,011 are held within the Floating Rate Loans section of the Portfolio of Investments.

(c)	The Level 3 security valued at $533,574 is held in the Foreign Floating Rate Loans section of the Portfolio of Investments.

(d)	The Level 3 security valued at $9,011 is held in Beverage, Food & Tobacco within the Common Stocks section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2016, securities with a market value of $48,899,022 transferred from Level 2 to Level 3. The transfer occurred as a result of utilizing significant unobservable inputs. As of October 31, 2015, the fair value obtained for these floating rate loans, from an independent pricing service, utilized significant observable inputs.

As of July 31, 2016, securities with a market value of $15,279,086 transferred from Level 3 to Level 2. The transfer occurred as a result of utilizing significant observable inputs. As of October 31, 2015, the fair value obtained for these floating rate loans, from an independent pricing service, utilized significant unobservable inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales (a)	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of July 31, 2016
Long-Term Bonds
Floating Rate Loans
Buildings & Real Estate	$2,790,913	$430	$(136,717)	$71,032	$3,973,399	$(2,709,313)	$-	$-	$3,989,744	$71,032
Chemicals, Plastics & Rubber	-	5,825	403	(93,996)	8,542,204	(13,275)	-	-	8,441,161	(93,996)
Containers, Packaging & Glass	-	226	38	4,800	-	(23,366)	793,826	-	775,524	4,800
Diversified/Conglomerate Manufacturing	6,865,239	(2,023)	2,083	(4,460)	-	(578,885)	5,285,746	(6,865,239)	4,702,461	(4,460)
Diversified/Conglomerate Service	5,494,315	3,331	(35,059)	157,878	2,790,500	(985,486)	6,684,972	-	14,110,451	157,928
Ecological	582,677	1,479	(80)	12,178	1,990,019	(100,783)	857,801	-	3,343,291	11,455
Electronics	2,381,488	5,015	499	(362,611)	3,983,768	(175,476)	5,924,572	(1,391,513)	10,365,742	(362,649)
Finance	5,131,875	12,830	31,802	94,478	1,386,016	(5,250,000)	-	-	1,407,001	94,478
Healthcare, Education & Childcare	8,111,813	(223,758)	(671,231)	(1,806,660)	4,434,125	(4,361,554)	15,541,256	-	21,023,991	(1,824,273)
Hotels, Motels, Inns & Gaming	-	106	434	4,469	1,396,519	(177,333)	-	-	1,224,195	4,469
Insurance	-	2,266	-	223,736	1,970,000	-	4,467,998	-	6,664,000	223,736
Machinery (Non-Agriculture, Non-Construct & Non-Electronic)	3,667,165	1,613	1,966	48,852	1,971,287	(102,564)	-	(3,667,165)	1,921,154	48,852
Oil & Gas	3,355,169	(8,302)	(3,088,969)	2,468,738	1,828,501	(2,310,525)	7,011,821	(3,355,169)	5,901,264	2,468,738
Personal & Nondurable Consumer Products (Manufacturing Only)	6,433,767	2,362	294	(305,426)	-	(138,894)	1,484,359	-	7,476,462	(312,416)
Printing & Publishing	-	3,315	2,695	26,542	2,185,057	(90,614)	-	-	2,126,995	26,542
Retail Store	4,330,604	1,812	51	(34,491)	-	(4,297,976)	-	-	-	-
Telecommunications	-	297	-	6,819	-	-	308,343	-	315,459	6,819
Utilities	-	2,454	142	(42,258)	1,970,012	(10,000)	-	-	1,920,350	(42,258)
Foreign Floating Rate Loans										-
Chemicals, Plastics & Rubber	-	(56)	33	(606)	-	(4,125)	538,328	-	533,574	(606)
Leisure, Amusement, Motion Pictures & Entertainment	1,182,000	206	19,910	9,884	-	(1,212,000)	-	-	-	-
Common Stock
Beverage, Food & Tobacco	9,011	-	-	-	-	-	-	-	9,011	-
Total	$50,336,036	$(190,572)	$(3,871,706)	$478,898	$38,421,407	$(22,542,169)	$48,899,022	$(15,279,086)	$96,251,830	$478,191

(a) Sales include principal reductions.

MainStay Growth Allocation Fund
Portfolio of Investments July 31, 2016 (Unaudited)

	Shares	Value
Affiliated Investment Companies 97.8% †
Equity Funds 97.8%
IQ 50 Percent Hedged FTSE International ETF	194,790	$3,492,663
IQ Global Resources ETF	91,898	2,434,378
MainStay Absolute Return Multi-Strategy Fund Class I	27,534	279,741
MainStay Cushing MLP Premier Fund Class I	142,765	2,064,377
MainStay Cushing Renaissance Advantage Fund Class I (a)	1,248,530	22,760,695
MainStay Emerging Markets Opportunities Fund Class I (a)	2,435,885	20,510,153
MainStay Epoch Capital Growth Fund Class I (b)	222,967	2,361,218
MainStay Epoch Global Choice Fund Class I	415,919	7,582,204
MainStay Epoch U.S. All Cap Fund Class I	418,856	10,907,000
MainStay Epoch U.S. Equity Yield Fund Class I	156,001	2,340,022
MainStay Epoch U.S. Small Cap Fund Class I (a)	1,655,239	46,346,690
MainStay ICAP Equity Fund Class I	658,379	28,283,950
MainStay ICAP International Fund Class I	762,784	23,264,909
MainStay International Equity Fund Class I	518,389	7,366,304
MainStay International Opportunities Fund Class I	2,729,831	22,002,435
MainStay Large Cap Growth Fund Class I	2,471,561	24,394,303
MainStay MAP Fund Class I (a)	1,274,333	47,774,742
MainStay S&P 500 Index Fund Class I	118,763	5,814,648
MainStay U.S. Equity Opportunities Fund Class I (a)	5,472,478	48,157,809
Total Equity Funds (Cost $279,712,513)		328,138,241
Total Affiliated Investment Companies (Cost $279,712,513)		328,138,241

	Principal Amount
Short-Term Investment 2.3%
Repurchase Agreement 2.3%
Fixed Income Clearing Corp. 0.03%, dated 7/29/16 due 8/1/16 Proceeds at Maturity $7,927,390 (Collateralized by a United States Treasury Note with a rate of 1.375% and a maturity date of 10/31/20, with a Principal Amount of $7,930,000 and a Market Value of $8,088,600)	$7,927,371	7,927,371
Total Short-Term Investment (Cost $7,927,371)		7,927,371
Total Investments (Cost $287,639,884) (c)	100.1%	336,065,612
Other Assets, Less Liabilities	(0.1)	(441,967)
Net Assets	100.0%	$335,623,645

†	Percentages indicated are based on Fund net assets.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Non-income producing Underlying Fund.
(c)	As of July 31, 2016, cost was $293,603,198 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$52,737,004
Gross unrealized depreciation	(10,274,590)
Net unrealized appreciation	$42,462,414

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$328,138,241	$—	$—	$328,138,241
Short-Term Investment
Repurchase Agreement	—	7,927,371	—	7,927,371
Total Investments in Securities	$328,138,241	$7,927,371	$—	$336,065,612

(a) For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2016, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay High Yield Municipal Bond Fund
Portfolio of Investments July 31, 2016 (Unaudited)

		Principal Amount	Value
	Municipal Bonds 100.2% †
	Alabama 1.2%
	Alabama Special Care Facilities Financing Authority-Birmingham, AL, Methodist Home for the Aging, Revenue Bonds
	5.75%, due 6/1/45	$1,250,000	$1,369,900
	6.00%, due 6/1/50	1,375,000	1,516,707
	County of Jefferson AL, Limited General Obligation
	Series A, Insured: NATL-RE 5.00%, due 4/1/21	1,250,000	1,250,513
	Series A, Insured: NATL-RE 5.25%, due 4/1/17	145,000	145,219
	County of Jefferson AL, Revenue Bonds
	Series A, Insured: AMBAC 4.75%, due 1/1/25	3,740,000	3,761,804
	Series A 4.75%, due 1/1/25	650,000	653,790
	Series A 5.25%, due 1/1/17	330,000	334,128
	Series A 5.50%, due 1/1/21	2,250,000	2,263,117
	County of Jefferson AL, Sewer Revenue, Revenue Bonds Senior Lien—Series A, Insured: AGM 5.50%, due 10/1/53	11,960,000	14,001,452
	Jefferson County, Public Building Authority, Revenue Bonds
	Insured: AMBAC 5.00%, due 4/1/26	4,600,000	4,600,644
	Insured: AMBAC 5.125%, due 4/1/18	1,115,000	1,115,937
	Insured: AMBAC 5.125%, due 4/1/21	250,000	250,300
			31,263,511
	Alaska 0.4%
	Northern Tobacco Securitization Corp., Asset-Backed, Revenue Bonds Series A 5.00%, due 6/1/46	10,785,000	10,676,934

	Arizona 1.4%
	Arizona Health Facilities Authority, Phoenix Children's Hospital, Revenue Bonds Series A 5.00%, due 2/1/42	7,945,000	8,980,313
	Florence Town, Inc. Industrial Development Authority, Legacy Traditional School Project, Revenue Bonds 6.00%, due 7/1/43	2,450,000	2,774,698
	Industrial Development Authority, Basis Schools Projects, Revenue Bonds
	Series A 5.00%, due 7/1/35 (a)	2,000,000	2,193,320
	Series A 5.00%, due 7/1/46 (a)	4,120,000	4,469,376
	Industrial Development Authority, Facility-American Leadership AC, Revenue Bonds
	5.375%, due 6/15/35 (a)	1,360,000	1,446,741
	5.625%, due 6/15/45 (a)	3,985,000	4,243,866
	Maricopa County Industrial Development Authority, Horizon Community Learning Center, Revenue Bonds 5.00%, due 7/1/35	3,000,000	3,305,670
	Phoenix Industrial Development Authority, Espiritu Community Development Corp., Revenue Bonds Series A 6.25%, due 7/1/36	875,000	883,120
	Phoenix Industrial Development Authority, Great Hearts Academies Project, Revenue Bonds 6.40%, due 7/1/47	1,000,000	1,121,450
	Phoenix Industrial Development Authority, Great Hearts Academies, Revenue Bonds
	5.00%, due 7/1/36	1,700,000	1,947,656
	5.00%, due 7/1/46	1,350,000	1,530,913
	Phoenix Industrial Development Authority, Villa Montessori, Inc., Revenue Bonds 5.00%, due 7/1/45	1,000,000	1,094,020
	Pima County Industrial Development Authority, Paradise Education Center Project, Revenue Bonds
	Series A 5.875%, due 6/1/33	670,000	663,280
	6.10%, due 6/1/45	1,100,000	1,155,308
	Pima County Industrial Development Authority, Revenue Bonds 5.375%, due 7/1/31	1,970,000	2,144,601
	Yavapai County Industrial Development Authority, Agribusiness and Equine Center, Revenue Bonds 7.875%, due 3/1/42	500,000	589,705
			38,544,037
	Arkansas 0.1%
	Arkansas Development Finance Authority, Revenue Bonds
	Series C 5.00%, due 2/1/33	1,425,000	1,692,230
	Series C 5.00%, due 2/1/35	1,170,000	1,380,589
			3,072,819
	California 11.6%
	Alameda Corridor Transportation Authority, Revenue Bonds Series 1999-A, Insured: NATL-RE (zero coupon), due 10/1/35	3,440,000	1,873,424
	Alameda County Industrial Development Authority, Convergent Laser Project, Revenue Bonds Series A 0.60%, due 6/1/30 (b)(c)	2,285,000	2,285,000
	Alameda County Industrial Development Authority, Malberg Engineering, Inc., Revenue Bonds 0.60%, due 8/1/31 (b)(c)	1,830,000	1,830,000
	Alameda County Industrial Development Authority, White Brothers Project, Revenue Bonds 0.60%, due 3/1/32 (b)(c)	1,860,000	1,860,000
	Anaheim Public Financing Authority, Public Improvement Project, Revenue Bonds Series A-1, Insured: NATL-RE 4.75%, due 9/1/33	12,000,000	12,541,440
	Antelope Valley Healthcare District, Revenue Bonds Series A 5.25%, due 3/1/36	3,870,000	4,367,063
	Bassett Unified School District, Unlimited General Obligation
	Series C, Insured: NATL-RE (zero coupon), due 8/1/41	2,050,000	866,207
	Series C, Insured: NATL-RE (zero coupon), due 8/1/42	2,000,000	816,460
	California County Tobacco Securitization Agency, Asset Backed, Revenue Bonds
	5.125%, due 6/1/38	4,000,000	4,000,320
	Series A 5.125%, due 6/1/38	3,500,000	3,500,280
	5.25%, due 6/1/46	3,095,000	3,095,093
	5.65%, due 6/1/41	8,600,000	8,749,812
	California Municipal Finance Authority, Baptist University, Revenue Bonds
	Series A 5.375%, due 11/1/40 (a)	3,000,000	3,312,630
	Series A 5.50%, due 11/1/45 (a)	6,000,000	6,660,660
	California Municipal Finance Authority, Community Hospitals Center, Certificate of Participation 5.50%, due 2/1/39	1,640,000	1,818,711
	California Municipal Finance Authority, Palmdale Aerospace Academy Project, Revenue Bonds 5.00%, due 7/1/41 (a)	1,750,000	1,908,585
	California Municipal Finance Authority, Southwestern Law School, Revenue Bonds 6.50%, due 11/1/41	1,000,000	1,208,200
	California Municipal Finance Authority, University of La Verne, Revenue Bonds Series A 6.25%, due 6/1/40	500,000	582,900
	California School Finance Authority, Classical Academies Project, Revenue Bonds Series A-1 7.375%, due 10/1/43	1,000,000	1,224,250
	California State Municipal Finance Authority, Partnerships Uplift Community Project, Revenue Bonds Series A 5.30%, due 8/1/47	1,525,000	1,658,056
	California Statewide Communities Development Authority, Aspire Public Schools, Revenue Bonds
	6.00%, due 7/1/40	2,490,000	2,807,375
	6.375%, due 7/1/45	1,170,000	1,329,646
	California Statewide Communities Development Authority, California Baptist University, Revenue Bonds
	Series A 6.375%, due 11/1/43	3,535,000	4,125,557
	7.50%, due 11/1/41	1,000,000	1,209,340
	California Statewide Communities Development Authority, Inland Regional Center Project, Revenue Bonds 5.375%, due 12/1/37	5,000,000	5,329,450
	California Statewide Communities Development Authority, Lancer Plaza Project, Revenue Bonds
	5.625%, due 11/1/33	680,000	733,842
	5.875%, due 11/1/43	435,000	470,661
	California Statewide Communities Development Authority, Loma Linda University Medical Center, Revenue Bonds
	Series A 5.00%, due 12/1/36 (a)	3,000,000	3,499,440
	Series A 5.25%, due 12/1/56 (a)	9,000,000	10,504,980
	Cathedral City Public Financing Authority, Tax Allocation
	Series A, Insured: NATL-RE (zero coupon), due 8/1/23	925,000	763,255
	Series A, Insured: NATL-RE (zero coupon), due 8/1/26	1,085,000	801,490
	City of San Buenaventura CA, Community Memorial Health System, Revenue Bonds 7.50%, due 12/1/41	6,150,000	7,682,887
	Contra Costa County Public Financing Authority, Contra Costa Centre Project, Tax Allocation Series A, Insured: AGC 4.375%, due 8/1/21	250,000	254,903
	Davis Redevelopment Agency, Davis Redevelopment Project, Tax Allocation Series A 7.00%, due 12/1/36	1,375,000	1,756,975
	Del Mar Ca Race Track Authority, Revenue Bonds 5.00%, due 10/1/35	1,665,000	1,894,387
	Fontana Unified School District, Unlimited General Obligation
	Series C (zero coupon), due 8/1/38	10,000,000	3,683,200
	Series C (zero coupon), due 8/1/39	17,900,000	6,212,195
	Series C (zero coupon), due 8/1/43	16,000,000	4,377,920
	Series C (zero coupon), due 8/1/44	8,000,000	2,067,120
	Foothill-Eastern Transportation Corridor Agency, Revenue Bonds
	Series A 6.00%, due 1/15/49	1,500,000	1,821,165
	Series C 6.50%, due 1/15/43	5,000,000	6,124,550
	Fresno Unified School District Education, Unlimited General Obligation Series G (zero coupon), due 8/1/41	10,000,000	2,344,200
¤	Golden State Tobacco Securitization Corp., Asset Backed, Revenue Bonds (zero coupon), due 6/1/47	650,000,000	68,828,500
	Golden State Tobacco Securitization Corp., Asset-Backed, Revenue Bonds
	Series A-1 5.00%, due 6/1/33	2,755,000	2,776,572
	Series A-1 5.125%, due 6/1/47	5,350,000	5,351,337
	Series A-2 5.30%, due 6/1/37	19,640,000	20,185,992
	Series A-1 5.75%, due 6/1/47	6,600,000	6,734,178
	Hayward Unified School District, Capital Appreciation-Election 2008, Unlimited General Obligation Series A, Insured: AGM (zero coupon), due 8/1/37	6,135,000	1,746,266
	Lemoore Redevelopment Agency, Lemoore Redevelopment Project, Tax Allocation 7.375%, due 8/1/40	1,000,000	1,005,600
	Mendocino-Lake Community College District, Unlimited General Obligation
	Series B, Insured: AGM (zero coupon), due 8/1/39	8,400,000	2,096,388
	Series B, Insured: AGM (zero coupon), due 8/1/51	40,000,000	3,729,200
	Northern California Gas Authority, Revenue Bonds Series B 1.153%, due 7/1/27 (c)	225,000	205,664
	Oakley Redevelopment Agency, Revenue Bonds Series A, Insured: AMBAC 5.00%, due 9/1/33	100,000	103,627
	Riverside County Transportation Commission, Revenue Bonds Senior Lien—Series A 5.75%, due 6/1/48	1,480,000	1,764,234
	Rohnerville School District, Unlimited General Obligation
	Series B, Insured: AGM (zero coupon), due 8/1/42	1,000,000	448,190
	Series B, Insured: AGM (zero coupon), due 8/1/47	1,000,000	361,600
	San Francisco City and County Redevelopment Agency Series C (zero coupon), due 8/1/37	5,015,000	1,713,425
	San Francisco City and County Redevelopment Agency, 6-Mission Bay Public Improvements, Special Tax Series D 7.00%, due 8/1/41	435,000	554,442
	San Francisco City and County Redevelopment Agency, Successor Agency Community, 6-Mission Bay Public Improvements, Special Tax Series C (zero coupon), due 8/1/38	2,000,000	638,000
	San Joaquin Hills Transportation Corridor Agency, Revenue Bonds Junior Lien - Series B 5.25%, due 1/15/49	220,000	248,497
	San Jose Redevelopment Agency, Merged Area Redevelopment Project, Tax Allocation Insured: XLCA 4.50%, due 8/1/33	690,000	702,482
	Santa Ana Unified School District, Capital Appreciation-Election 2008, Unlimited General Obligation Series B, Insured: AGC (zero coupon), due 8/1/47	25,000,000	9,825,250
	Sierra Kings Health Care District, Unlimited General Obligation 5.00%, due 8/1/37	2,465,000	2,940,548
	Stockton Public Financing Authority, Parking & Capital Projects, Revenue Bonds
	Insured: NATL-RE 4.80%, due 9/1/20	125,000	124,994
	Insured: NATL-RE 5.125%, due 9/1/30	2,900,000	2,900,261
	Insured: NATL-RE 5.25%, due 9/1/23	345,000	344,979
	Insured: NATL-RE 5.25%, due 9/1/24	100,000	99,734
	Insured: NATL-RE 5.25%, due 9/1/34	350,000	350,018
	Insured: NATL-RE 5.375%, due 9/1/21	175,000	174,984
	Stockton Public Financing Authority, Redevelopment Projects, Revenue Bonds
	Series A, Insured: AGC 5.00%, due 9/1/23	100,000	100,283
	Series A, Insured: AGC 5.00%, due 9/1/24	330,000	330,875
	Series A, Insured: AGC 5.25%, due 9/1/31	150,000	150,338
	Stockton Public Financing Authority, Revenue Bonds Series A, Insured: NATL-RE 4.00%, due 8/1/19	50,000	49,874
	Stockton Redevelopment Agency, Stockton Events Center-Arena Project, Revenue Bonds
	Insured: NATL-RE 4.00%, due 9/1/21	75,000	74,864
	Insured: NATL-RE 4.125%, due 9/1/22	100,000	99,944
	Insured: NATL-RE 4.25%, due 9/1/24	215,000	214,920
	Insured: NATL-RE 4.25%, due 9/1/25	20,000	19,920
	Insured: NATL-RE 5.00%, due 9/1/28	2,265,000	2,265,226
	Insured: NATL-RE 5.00%, due 9/1/36	650,000	650,033
	Stockton Unified School District, Unlimited General Obligation Series D, Insured: AGM (zero coupon), due 8/1/42	9,080,000	3,731,608
	Stockton-East Water District, Certificates of Participation
	Series B, Insured: NATL-RE (zero coupon), due 4/1/26	100,000	56,007
	Series B, Insured: NATL-RE (zero coupon), due 4/1/27	140,000	73,759
	Sutter Union High School District, Unlimited General Obligation Series B (zero coupon), due 6/1/50	16,260,000	2,276,400
	Tobacco Securitization Authority Northern California, Asset-Backed, Revenue Bonds
	Series A-1 5.125%, due 6/1/46	16,160,000	16,161,293
	Series A-1 5.375%, due 6/1/38	2,150,000	2,149,849
	Series A-1 5.50%, due 6/1/45	5,100,000	5,100,357
	Turlock Public Financing Authority, Tax Allocation 7.50%, due 9/1/39	500,000	627,075
	West Contra Costa California Healthcare District, Certificates of Participation 6.25%, due 7/1/42	5,000,000	5,778,700
	Westminster School District, CABS- Election 2008, Unlimited General Obligation Series B, Insured: BAM (zero coupon), due 8/1/53	20,000,000	2,113,800
			311,933,716
	Colorado 2.3%
	Bromley Park Metropolitan District No. 2, Limited General Obligation Insured: AGC 5.00%, due 12/1/16	25,000	25,251
	Central Platte Valley Metropolitan District, Unlimited General Obligation
	5.00%, due 12/1/43	1,250,000	1,350,038
	Series A 5.375%, due 12/1/33	1,500,000	1,771,470
	City & County of Denver CO, United Airlines Project, Revenue Bonds 5.25%, due 10/1/32 (b)	8,000,000	8,307,360
	Colorado Health Facilities Authority, Covenant Retirement Communities, Revenue Bonds 5.00%, due 12/1/35	3,500,000	4,044,215
	Colorado Health Facilities Authority, Mental Health Center of Denver Project, Revenue Bonds Series A 5.75%, due 2/1/44	4,175,000	4,946,122
	Denver Convention Center Hotel Authority, Revenue Bonds Series, Insured: XLCA 5.00%, due 12/1/35	2,550,000	2,567,366
	Denver Health and Hospital Authority, Revenue Bonds Series A 5.25%, due 12/1/45	4,250,000	4,901,227
	E-470 Public Highway Authority, Revenue Bonds
	Series B, Insured: NATL-RE (zero coupon), due 9/1/22	5,000,000	4,487,200
	Series B, Insured: NATL-RE (zero coupon), due 9/1/25	245,000	198,038
	Series B, Insured: NATL-RE (zero coupon), due 9/1/26	4,540,000	3,570,574
	Series B, Insured: NATL-RE (zero coupon), due 9/1/27	735,000	441,338
	Series B, Insured: NATL-RE (zero coupon), due 9/1/28	1,405,000	792,041
	Series B, Insured: NATL-RE (zero coupon), due 9/1/29	4,510,000	3,133,458
	Series B, Insured: NATL-RE (zero coupon), due 9/1/30	500,000	335,830
	Series B, Insured: NATL-RE (zero coupon), due 9/1/35	2,245,000	1,017,479
	Series B, Insured: NATL-RE (zero coupon), due 9/1/37	1,170,000	478,366
	Series B, Insured: NATL-RE (zero coupon), due 9/1/39	515,000	190,452
	(zero coupon), due 9/1/40	3,450,000	1,619,706
	(zero coupon), due 9/1/41	3,925,000	1,781,361
	Foothills Metropolitan District, Special Assessment 6.00%, due 12/1/38	2,500,000	2,753,075
	Fountain Urban Renewal Authority, Improvement-South Academy Highland, Tax Allocation Series A 5.25%, due 11/1/37	1,900,000	2,111,945
	Park Creek Metropolitan District, Senior Ltd., Property, Tax Allocation 5.00%, due 12/1/45	4,000,000	4,682,760
	Salida Hospital District, Revenue Bonds 5.25%, due 10/1/36	4,485,000	4,493,208
	Tender Option Bond Trust Receipts / Certificates, Floaters, Revenue Bonds Series 2015-XF1001 0.69%, due 1/1/45 (a)(c)	3,000,000	3,000,000
			62,999,880
	Connecticut 0.2%
	Connecticut State Health & Educational Facility Authority, Church Home of Hartford, Inc., Revenue Bonds Series A 5.00%, due 9/1/53 (a)	1,500,000	1,650,945
	State of Connecticut, Special Obligation Parking Revenue, Bradley International Airport, Revenue Bonds
	Series A, Insured: ACA 6.50%, due 7/1/18 (b)	375,000	376,579
	Series A, Insured: ACA 6.60%, due 7/1/24 (b)	2,075,000	2,083,072
			4,110,596
	Delaware 0.2%
	Delaware State Health Facilities Authority, Nanticoke Memorial Hospital Project, Revenue Bonds 5.00%, due 7/1/32	3,855,000	4,268,834

	District of Columbia 2.0%
	District of Columbia, Center Strategic & International Studies, Revenue Bonds 6.625%, due 3/1/41	1,000,000	1,142,770
	District of Columbia, Friendship Public Charter School, Revenue Bonds
	5.00%, due 6/1/41	1,935,000	2,209,441
	5.00%, due 6/1/46	1,400,000	1,591,002
	District of Columbia, James F. Oyster Elementary School Pilot, Revenue Bonds Insured: ACA 6.25%, due 11/1/31	670,000	670,255
	District of Columbia, Methodist Home, Revenue Bonds Series A-R 5.25%, due 1/1/39	1,015,000	1,059,447
	District of Columbia, Tobacco Settlement Financing Corp., Capital Appreciation Asset Backed, Revenue Bonds Series A (zero coupon), due 6/15/46	85,000,000	11,454,600
	Metropolitan Washington Airports Authority, Revenue Bonds
	(zero coupon), due 10/1/39	5,005,000	2,186,484
	5.00%, due 10/1/53	30,365,000	34,078,943
			54,392,942
	Florida 2.4%
	Capital Projects Finance Authority, Revenue Bonds Series F-1, Insured: NATL-RE 5.00%, due 10/1/31	4,070,000	4,070,773
	Celebration Pointe Community Development District, Special Assessment 5.125%, due 5/1/45	2,750,000	2,876,995
	City of Atlantic Beach Florida, Feet Landing Project, Revenue Bonds Series B 5.625%, due 11/15/43	1,500,000	1,756,710
	City of Orlando, Tourist Development Tax Revenue, 3rd Lien, 6th Cent Contract, Revenue Bonds Insured: AGC 5.50%, due 11/1/38	3,835,000	4,019,655
	City of Tallahassee FL, Memorial Healthcare, Inc., Revenue Bonds Series A 5.00%, due 12/1/55	5,000,000	5,824,550
	Collier County Educational Facilities Authority, Marian University Project, Revenue Bonds
	5.25%, due 6/1/28	2,250,000	2,523,780
	6.125%, due 6/1/43	5,000,000	5,828,050
	County of Bay FL Educational Facilities, Bay Haven Charter Academy, Inc., Revenue Bonds 5.00%, due 9/1/45	250,000	270,905
	County of Bay FL Educational Facilities, Bay Haven Charter, Revenue Bonds Series A 6.00%, due 9/1/40	1,000,000	1,080,580
	Florida Development Finance Corp. Educational Facilities, Florida Charter Foundation, Inc. Projects, Revenue Bonds Series A 4.75%, due 7/15/36	3,605,000	3,568,229
	Martin County Health Facilities Authority, Martin Memorial Medical Center, Revenue Bonds 5.00%, due 11/15/45	3,500,000	4,028,500
	Miami Beach Health Facilities Authority, Sinai Medical Center Florida, Revenue Bonds
	5.00%, due 11/15/29	1,825,000	2,122,037
	5.00%, due 11/15/39	2,230,000	2,606,067
	Mid-Bay Bridge Authority, Revenue Bonds
	Series A 5.00%, due 10/1/35	1,500,000	1,775,910
	Series C 5.00%, due 10/1/40	1,000,000	1,164,520
	Series A 7.25%, due 10/1/40	2,500,000	3,276,050
	North Sumter County Florida Utility Dependent District, Revenue Bonds 6.25%, due 10/1/43	1,500,000	1,753,590
	Orange County Health Facilities Authority, Mayflower Retirement Center, Inc., Revenue Bonds 5.125%, due 6/1/42	400,000	442,276
	Osceola County Expressway Authority, Revenue Bonds Senior Lien—Series A 5.375%, due 10/1/47	11,120,000	12,679,247
	Osceola County Expressway Authority, Senior Lien-Poinciana, Revenue Bonds (zero coupon), due 10/1/36	4,000,000	3,205,920
	Seminole County Industrial Development Authority, Choices in Learning, Revenue Bonds Series A 7.375%, due 11/15/41	750,000	864,735
			65,739,079
	Georgia 0.9%
	Burke County Development Authority, Georgia Power Co., Plant Vogtle Project, Revenue Bonds 0.53%, due 11/1/53 (c)	2,000,000	2,000,000
	Cedartown Polk County Hospital Authority, Antic Certs-Polk Medical Center, Revenue Bonds 5.00%, due 7/1/39	8,100,000	9,591,858
	Cherokee County Development Authority, Goodwill North Georgia, Inc., Revenue Bonds 0.52%, due 8/1/33 (c)	600,000	600,000
	Cobb County Development Authority, Kennesaw State University, Revenue Bonds 5.00%, due 7/15/38	890,000	1,010,230
	Marietta Development Authority, University Facilities-Life University, Inc. Project, Revenue Bonds 7.00%, due 6/15/39	3,000,000	3,159,390
	Private Colleges And Universities Authority, Mercer University Project, Revenue Bonds 5.00%, due 10/1/45	6,000,000	6,903,840
			23,265,318
	Guam 1.8%
	Antonio B. Won Pat International Airport Authority, Revenue Bonds Series C 6.375%, due 10/1/43 (b)	3,000,000	3,672,720
	Guam Government, Waterworks Authority, Revenue Bonds 5.50%, due 7/1/43	13,565,000	15,864,132
	Territory of Guam, Revenue Bonds
	Series D 5.00%, due 11/15/29	1,415,000	1,620,147
	Series D 5.00%, due 11/15/39	9,500,000	10,629,835
	Series A 6.50%, due 11/1/40	3,990,000	4,924,338
	Territory of Guam, Unlimited General Obligation
	Series A 5.25%, due 11/15/37	7,610,000	8,070,405
	Series A 7.00%, due 11/15/39	4,040,000	4,864,119
			49,645,696
	Hawaii 0.1%
	State of Hawaii Department of Budget & Finance, Revenue Bonds 5.00%, due 1/1/45 (a)	1,500,000	1,570,245

	Idaho 0.1%
	Idaho Health Facilities Authority, Madison Memorial Hospital, Revenue Bonds 5.00%, due 9/1/31	1,400,000	1,640,828

	Illinois 11.0%
	Chicago Board of Education, Chicago School Reform Board, Unlimited General Obligation Series A-A, Insured: AGC 5.50%, due 12/1/26	22,620,000	26,301,858
	Chicago Board of Education, School Reform, Unlimited General Obligation
	Series A, Insured: NATL-RE (zero coupon), due 12/1/27	5,040,000	3,238,704
	Series B-1, Insured: NATL-RE (zero coupon), due 12/1/28	17,400,000	10,589,988
¤	Chicago Board of Education, Unlimited General Obligation
	Series B1, Insured: NATL-RE (zero coupon), due 12/1/28	13,800,000	8,398,956
	Series A-3 1.27%, due 3/1/36 (c)	5,000,000	4,539,750
	Series B 5.00%, due 12/1/33	1,950,000	1,809,873
	Series A 5.25%, due 12/1/41	5,295,000	4,970,417
	Series A 5.50%, due 12/1/39	5,400,000	5,193,774
	Series A 7.00%, due 12/1/44	14,685,000	15,570,799
	Series A-1 7.50%, due 3/1/26 (c)	12,350,000	12,437,932
	Chicago Midway International Airport, Revenue Bonds Series B 5.00%, due 1/1/46	10,500,000	12,516,315
	City of Chicago IL, City Colleges, Unlimited General Obligation Insured: NATL-RE (zero coupon), due 1/1/30	20,420,000	11,835,636
	City of Chicago IL, Sales Tax, Revenue Bonds Series A 5.25%, due 1/1/38	11,550,000	12,451,362
	Illinois Finance Authority, Chicago Charter School Project, Revenue Bonds Series A 7.125%, due 10/1/41	1,500,000	1,677,165
	Illinois Finance Authority, Christian Homes, Inc., Revenue Bonds 5.00%, due 5/15/40	1,265,000	1,432,499
	Illinois Finance Authority, Columbia College Chicago, Revenue Bonds 5.00%, due 12/1/37	10,000,000	11,034,800
	Illinois Finance Authority, Noble Network Charter School, Revenue Bonds Series A, Insured: ACA 5.00%, due 9/1/27	1,000,000	1,048,930
	Illinois Finance Authority, Noble Network Charter, Revenue Bonds 5.00%, due 9/1/32	1,830,000	2,043,140
	Illinois Finance Authority, Wesleyan University, Revenue Bonds Series B, Insured: AGC 4.50%, due 9/1/35	550,000	551,991
¤	JPMorgan Chase Putters / Drivers Trust, Unlimited General Obligation Series T0023 0.75%, due 12/15/16 (a)(c)	65,000,000	65,000,000
	Massac County Hospital District, Unlimited General Obligation Insured: AGC 4.50%, due 11/1/31	110,000	110,268
¤	Metropolitan Pier & Exposition Authority, McCormick, Revenue Bonds
	Series A, Insured: NATL-RE (zero coupon), due 12/15/38	94,950,000	39,525,786
	Series B-2 5.00%, due 6/15/50	1,600,000	1,693,408
	State of Illinois, Unlimited General Obligation
	4.00%, due 6/1/41	28,500,000	28,013,505
	Series A, Insured: AMBAC 5.00%, due 3/1/34	12,880,000	12,993,730
	Village of Matteson IL, Utility Revenue Source, Unlimited General Obligation Insured: AGM 4.00%, due 12/1/26	200,000	202,658
			295,183,244
	Indiana 1.6%
	Carmel Redevelopment District, Certificate of Participation Series C 6.50%, due 7/15/35 (d)	1,000,000	1,232,500
	City of Anderson IN, Anderson University Project, Revenue Bonds 5.00%, due 10/1/32	2,285,000	2,259,888
	City of Valparaiso IN, Revenue Bonds 7.00%, due 1/1/44 (b)	5,500,000	6,904,370
	Gary Chicago International Airport Authority, Revenue Bonds
	5.00%, due 2/1/29 (b)	1,170,000	1,297,717
	5.25%, due 2/1/34 (b)	750,000	832,838
	Indiana Finance Authority, Educational Facilities-Marian University Project, Revenue Bonds 6.375%, due 9/15/41	670,000	766,426
	Indiana Finance Authority, King's Daughters Hospital & Healthcare, Revenue Bonds
	5.50%, due 8/15/40	4,835,000	5,416,312
	5.50%, due 8/15/45	210,000	234,818
	Indiana Finance Authority, Marquette Manor LLC, Revenue Bonds 5.00%, due 3/1/39	5,505,000	5,983,329
	Indiana Finance Authority, Republic Services, Inc., Project, Revenue Bonds 0.80%, due 5/1/34 (b)(c)	17,250,000	17,250,000
	St. Joseph County Hospital Authority, Memorial Health System, Revenue Bonds Series A 0.46%, due 8/15/33 (c)	45,000	45,000
			42,223,198
	Iowa 0.7%
	Iowa Tobacco Settlement Authority, Asset-Backed, Revenue Bonds
	Series C 5.375%, due 6/1/38	6,145,000	6,145,430
	Series C 5.625%, due 6/1/46	6,730,000	6,747,700
	Xenia Rural Water District, Revenue Bonds
	Insured: AGC 4.50%, due 12/1/31	1,570,000	1,585,229
	Insured: AGC 4.50%, due 12/1/41	960,000	969,293
	Insured: AGC 5.00%, due 12/1/41	1,945,000	1,967,893
	5.00%, due 12/1/41	2,000,000	2,340,600
			19,756,145
	Kentucky 1.4%
	City of Glasgow KY, Healthcare Revenue, T. J. Samson Community Hospital, Revenue Bonds 6.45%, due 2/1/41	1,000,000	1,174,220
	County of Ohio KY, Big Rivers Electric Corp. Project, Revenue Bonds Series A 6.00%, due 7/15/31	16,240,000	16,927,277
	Kentucky Economic Development Finance Authority, Republic Services, Inc., Revenue Bonds Series A 0.80%, due 4/1/31 (b)(c)	6,670,000	6,670,000
	Tender Option Bond Trust Receipts / Cerificates, Floaters, Revenue Bonds Series 2016-XG0055, Insured: BHAC 0.64%, due 9/1/42 (a)(c)	13,150,000	13,150,000
			37,921,497
	Louisiana 1.2%
	City of New Orleans, Water Revenue Bonds 5.00%, due 12/1/44	5,500,000	6,425,320
	Jefferson Parish Hospital Service District No. 2, East Jefferson General Hospital, Revenue Bonds 6.375%, due 7/1/41	7,640,000	8,693,097
	Louisiana Public Facilities Authority, Belle Chasse Education Foundation, Revenue Bonds 6.50%, due 5/1/31	3,750,000	4,299,600
	Louisiana Public Facilities Authority, Black & Gold Facilities Project, Revenue Bonds
	Series A, Insured: AGC 4.50%, due 7/1/38	1,930,000	1,931,988
	Series A, Insured: AGC 5.00%, due 7/1/22	100,000	100,241
	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Revenue Bond 5.00%, due 5/15/47	5,000,000	5,894,750
	Louisiana Public Facilities Authority, Susla Facilities, Inc. Project, Revenue Bonds Series A 5.75%, due 7/1/39	5,920,000	5,980,562
			33,325,558
	Maryland 0.3%
	Maryland Health & Higher Educational Facilities Authority, Charlestown Community, Revenue Bonds 6.25%, due 1/1/45	1,000,000	1,185,290
	Maryland Health & Higher Educational Facilities Authority, Meritus Medical Center, Revenue Bonds 5.00%, due 7/1/45	4,000,000	4,699,040
	Maryland Health & Higher Educational Facilities Authority, Revenue Bonds 5.25%, due 1/1/37	1,000,000	1,166,870
			7,051,200
	Massachusetts 2.7%
	Massachusetts Development Finance Agency, Green Bonds-Boston Medical Center, Revenue Bonds 5.00%, due 7/1/44	11,900,000	13,867,189
	Massachusetts Development Finance Agency, Lawrence General Hospital, Revenue Bonds Series A 5.50%, due 7/1/44	6,000,000	6,884,160
	Massachusetts Development Finance Agency, North Hill Community, Revenue Bonds Series A 6.50%, due 11/15/43 (a)	2,000,000	2,217,640
	Massachusetts Development Finance Agency, Partners HealthCare System, Revenue Bonds Series M-1 0.38%, due 7/1/48 (c)	15,000,000	15,000,000
	Massachusetts Development Finance Agency, Revenue Bonds 5.00%, due 5/1/41	3,000,000	3,476,400
	Massachusetts Development Finance Agency, Western New England University, Revenue Bonds
	5.00%, due 9/1/40	1,325,000	1,537,848
	5.00%, due 9/1/45	1,175,000	1,357,666
	Massachusetts Port Authority, Delta Airlines, Inc., Projects, Revenue Bonds
	Series A, Insured: AMBAC 5.00%, due 1/1/21 (b)	1,615,000	1,621,670
	Series A, Insured: AMBAC 5.00%, due 1/1/27 (b)	1,175,000	1,179,853
	Massachusetts Port Authority, Special Facilities-Delta Airlines, Inc., Revenue Bonds
	Series B, Insured: AMBAC 1.113%, due 1/1/31 (b)(c)	5,000,000	4,400,000
	Series C, Insured: AMBAC 1.14%, due 1/1/31 (b)(c)	13,000,000	11,440,000
	Massachusetts State Development Finance Agency, UMass Memorial Healthcare, Revenue Bonds
	Series I 5.00%, due 7/1/41	1,850,000	2,233,375
	Series I 5.00%, due 7/1/46	4,500,000	5,406,390
	Massachusetts State Health & Educational Facilities Authority, Lowell General Hospital, Revenue Bonds Series C 5.125%, due 7/1/35	1,630,000	1,819,569
			72,441,760
	Michigan 4.5%
	Advanced Technology Academy, Public School Academy, Revenue Bonds 6.00%, due 11/1/37	550,000	563,783
	Allen Academy, Michigan Public School Academy, Revenue Bonds
	5.50%, due 6/1/22	1,015,000	710,470
	6.00%, due 6/1/33	1,000,000	699,970
	Central Plains Energy, Project No. 3, Revenue Bonds Series C, Insured: AMBAC 4.50%, due 5/1/31	305,000	307,275
	Chandler Park Academy, Revenue Bonds
	5.125%, due 11/1/30	1,050,000	1,051,071
	5.125%, due 11/1/35	605,000	605,502
	City of Detroit MI Sewage Disposal System, Revenue Bonds
	Second Lien - Series B, Insured: NATL-RE 5.00%, due 7/1/36	260,000	260,900
	Senior Lien—Series A 5.25%, due 7/1/39	5,000,000	5,737,600
	City of Detroit MI Water Supply System, Revenue Bonds
	Senior Lien—Series C 4.50%, due 7/1/27	165,000	182,327
	Senior Lien—Series D, Insured: NATL-RE 5.00%, due 7/1/33	720,000	722,506
	Senior Lien—Series A 5.00%, due 7/1/36	655,000	726,860
	Senior Lien—Series C 5.00%, due 7/1/41	1,620,000	1,802,477
	Senior Lien—Series A 5.25%, due 7/1/41	10,840,000	12,185,569
	City of Detroit MI Water Supply System, Unrefunded-2015, Revenue Bonds 2nd Lien - Series B, Insured: NATL-RE 5.00%, due 7/1/34	10,000	10,033
	City of Detroit MI, Unlimited General Obligation
	Insured: AMBAC 4.60%, due 4/1/24	20,150	20,204
	Insured: AGM 5.00%, due 4/1/24	23,250	23,320
	Insured: AMBAC 5.25%, due 4/1/22	58,125	58,535
	Insured: AMBAC 5.25%, due 4/1/24	45,725	45,877
	Flint Hospital Building Authority, Hurley Medical Center, Revenue Bonds Series A 5.25%, due 7/1/39	1,955,000	2,016,661
	Michigan Finance Authority, College for Creative Studies, Revenue Bonds
	5.00%, due 12/1/36	1,000,000	1,112,020
	5.00%, due 12/1/40	1,000,000	1,106,520
	5.00%, due 12/1/45	4,000,000	4,406,960
	Michigan Finance Authority, Exchanged Detroit Bonds, Revenue Bonds
	Series G-5A, Insured: AMBAC 4.60%, due 4/1/24	109,850	110,147
	Series G-8A, Insured: AGM 5.00%, due 4/1/24	126,750	127,134
	Series G-5A, Insured: AMBAC 5.25%, due 4/1/22	316,875	317,955
	Series G-5A, Insured: AMBAC 5.25%, due 4/1/24	249,275	250,105
	Michigan Finance Authority, Higher-Education-Thomas M. Cooley Law, Revenue Bonds 6.75%, due 7/1/44 (a)	13,000,000	14,148,940
	Michigan Finance Authority, Local Government Loan Program, Revenue Bonds
	Series D4 5.00%, due 7/1/34	1,000,000	1,166,140
	5.00%, due 7/1/34	1,000,000	1,180,390
	5.00%, due 7/1/35	2,000,000	2,352,120
	Michigan Finance Authority, Presbyterian Villages Hospital, Revenue Bonds 5.50%, due 11/15/45	3,000,000	3,251,700
	Michigan Finance Authority, Public School Academy, University Learning, Revenue Bonds 7.50%, due 11/1/40	855,000	927,324
	Michigan Finance Authority, Public School Academy-Detroit, Revenue Bonds
	7.00%, due 10/1/31	2,120,000	2,176,350
	7.00%, due 10/1/36	1,740,000	1,777,828
	Michigan Finance Authority, Public School Academy-Voyageur, Revenue Bonds
	7.75%, due 7/15/26	100,000	95,279
	8.00%, due 7/15/41	2,000,000	1,856,260
	Michigan Finance Authority, Senior Lien-Detroit Water & Sewer, Revenue Bonds Series C-1 5.00%, due 7/1/44	1,000,000	1,128,000
	Michigan Finance Authority, St. Catherine Siena, Revenue Bonds
	Series A 7.375%, due 10/1/20 (d)(e)	885,000	531,115
	Series A 8.00%, due 10/1/30 (d)(e)	1,750,000	1,049,982
	Michigan Municipal Bond Authority, Local Government Loan Program, Revenue Bonds Series B, Insured: AMBAC 5.00%, due 12/1/34	340,000	342,159
	Michigan Public Educational Facilities Authority, Dr. Joseph F. Pollack, Revenue Bonds 8.00%, due 4/1/40	500,000	554,880
	Michigan Public Educational Facilities Authority, Landmark Academy, Revenue Bonds 7.00%, due 12/1/39	2,600,000	2,687,958
	Michigan Public Educational Facilities Authority, Richfield Public School Academy, Revenue Bonds 5.00%, due 9/1/36	1,500,000	1,512,585
	Michigan Strategic Fund, Evangelical Homes, Revenue Bonds 5.50%, due 6/1/47	3,100,000	3,313,528
	Michigan Strategic Fund, Tax Allocation Series A 4.125%, due 7/1/45 (c)	16,000,000	16,412,160
	Michigan Tobacco Settlement Finance Authority, Revenue Bonds
	Series A 6.00%, due 6/1/34	7,355,000	7,407,515
	Series A 6.00%, due 6/1/48	17,530,000	17,656,216
	Wayne County Michigan, Capital Improvement, Limited General Obligation Series A, Insured: AGM 5.00%, due 2/1/38	4,400,000	4,512,904
			121,203,114
	Minnesota 0.3%
	City of Blaine MN, Senior Housing and Healthcare, Crest View Senior Community, Revenue Bonds Series A 6.125%, due 7/1/45	3,000,000	3,293,610
	Housing & Redevelopment Authority of The City of St. Paul Minnesota, Healtheast Care System, Revenue Bonds
	5.00%, due 11/15/29	1,745,000	2,121,711
	5.00%, due 11/15/40	1,775,000	2,109,339
	Housing & Redevelopment Authority of The City of St. Paul Minnesota, Nova Classical Academy, Revenue Bonds Series A 6.625%, due 9/1/42	1,000,000	1,160,380
			8,685,040
	Mississippi 0.1%
	Mississippi Development Bank, Magnolia Regional Health Center Project, Revenue Bonds Series A 6.75%, due 10/1/36	1,250,000	1,499,138

	Missouri 0.6%
	Arnold Retail Corridor Transportation Development District, Revenue Bonds 6.65%, due 5/1/38	500,000	530,960
	Branson Industrial Development Authority, Branson Landing-Retail Project, Tax Allocation
	5.25%, due 6/1/21	330,000	330,330
	5.50%, due 6/1/29	3,510,000	3,511,615
	County of Boone MO, Boone County Hospital Center, Revenue Bonds 4.00%, due 8/1/38	3,000,000	3,199,530
	Kansas City Industrial Development Authority, Kansas City Parking LLC, Revenue Bonds 6.25%, due 9/1/32	1,000,000	1,085,620
	Lee's Summit Industrial Development Authority, Fair Community Improvement District, Special Assessment
	5.00%, due 5/1/35	1,590,000	1,662,663
	6.00%, due 5/1/42	2,800,000	2,917,768
	Lee's Summit Tax Increment, Summit Fair Project, Tax Allocation 7.25%, due 4/1/30	1,500,000	1,563,045
	St. Louis County Industrial Development Authority, Nazareth Living Center Project, Revenue Bonds 5.125%, due 8/15/45	1,900,000	2,000,377
			16,801,908
	Nebraska 0.2%
	Douglas County, Hospital Authority No. 2, Madonna Rehabilitation Hospital, Revenue Bonds 4.00%, due 5/15/33	2,400,000	2,563,032
	Gage County Hospital Authority No. 1, Beatrice Community Hospital & Health Center, Inc., Revenue Bonds Series B 6.75%, due 6/1/35	2,755,000	3,017,855
			5,580,887
	Nevada 0.6%
	City of Reno NV, Revenue Bonds Series B, Insured: NATL-RE (zero coupon), due 6/1/38	1,285,000	430,154
	County of Clark NV, University Southern Nevada Project, Revenue Bonds
	Insured: AGC 4.625%, due 4/1/37	1,645,000	1,690,747
	Insured: AGC 5.00%, due 4/1/27	775,000	798,506
	County of Washoe NV, Sierra Pacific Power Co. Project, Revenue Bonds Series E 0.61%, due 3/1/36 (b)(c)	6,000,000	6,000,000
	Las Vegas Redevelopment Agency, Tax Allocation 5.00%, due 6/15/45	2,750,000	3,242,855
	Nevada Housing Division, Multi Unit Housing-Help Owens, Revenue Bonds 0.50%, due 10/1/42 (b)(c)	2,065,000	2,065,000
	State of Nevada Department of Business & Industry, Tahoe Regional Planning Agency, Revenue Bonds Series A, Insured: AMBAC 4.50%, due 6/1/37	1,185,000	1,186,635
			15,413,897
	New Hampshire 0.4%
	Manchester Housing & Redevelopment Authority, Inc., Capital Appreciation, Revenue Bonds
	Series B, Insured: ACA (zero coupon), due 1/1/17	1,355,000	1,341,355
	Series B, Insured: ACA (zero coupon), due 1/1/21	2,375,000	2,001,222
	Series B, Insured: ACA (zero coupon), due 1/1/26	1,775,000	1,122,812
	New Hampshire Business Finance Authority, United Illuminating Co., Revenue Bonds Series A, Insured: AMBAC 0.935%, due 10/1/33 (c)	2,770,000	2,555,325
	New Hampshire Health & Education Facilities Authority, Kendal at Hanover, Revenue Bonds 5.00%, due 10/1/46	1,000,000	1,186,230
	New Hampshire Health & Education Facilities Authority, Southern New Hampshire University, Revenue Bonds 5.00%, due 1/1/42	2,825,000	3,211,686
			11,418,630
	New Jersey 5.4%
	City of Atlantic NJ, Unlimited General Obligation
	Insured: AGM 3.125%, due 11/1/31	100,000	96,167
	Insured: AGM 4.00%, due 11/1/26	805,000	837,192
	Essex County Improvement Authority, Revenue Bonds 5.25%, due 7/1/45 (a)(b)	1,500,000	1,571,550
	New Jersey Economic Development Authority, Continental Airlines, Inc. Project, Revenue Bonds
	5.25%, due 9/15/29 (b)	4,920,000	5,523,536
	5.50%, due 4/1/28 (b)	180,000	180,644
	Series A 5.625%, due 11/15/30 (b)	8,085,000	9,425,978
	Series B 5.625%, due 11/15/30 (b)	7,000,000	8,161,020
	5.75%, due 9/15/27 (b)	3,485,000	4,011,165
	New Jersey Economic Development Authority, Revenue Bonds
	5.125%, due 1/1/34 (b)	3,000,000	3,506,040
	Insured: AGM 5.125%, due 7/1/42 (b)	1,705,000	1,977,630
	5.375%, due 1/1/43 (b)	2,000,000	2,334,180
	6.00%, due 10/1/43	2,055,000	2,397,753
	New Jersey Economic Development Authority, Rowan Properties LLC, Revenue Bonds Series A 5.00%, due 1/1/48	3,410,000	3,850,470
	New Jersey Economic Development Authority, St. Barnabas Healthcare, Revenue Bonds Series A, Insured: NATL-RE (zero coupon), due 7/1/18	225,000	219,110
	New Jersey Economic Development Authority, UMM Energy Partners, Revenue Bonds Series A 5.125%, due 6/15/43 (b)	2,000,000	2,154,700
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds 5.75%, due 7/1/37	2,520,000	2,693,149
	New Jersey Health Care Facilities Financing Authority, St. Barnabas Healthcare, Revenue Bonds
	Insured: NATL-RE (zero coupon), due 7/1/17	120,000	118,678
	Series B (zero coupon), due 7/1/31	205,000	97,933
	New Jersey Health Care Facilities Financing Authority, St. Peter's University Hospital, Revenue Bonds 6.25%, due 7/1/35	2,725,000	3,011,752
	New Jersey Health Care Facilities Financing Authority, University Hospital, Revenue Bonds Series A, Insured: AGM 5.00%, due 7/1/46	3,750,000	4,421,587
	New Jersey Transportation Trust Fund Authority, Revenue Bonds Series C, Insured: AGM (zero coupon), due 12/15/34	33,000,000	16,777,530
	New Jersey Turnpike Authority, Revenue Bonds
	Series C 0.92%, due 1/1/17 (c)	8,000,000	8,001,440
	Series E 5.00%, due 1/1/45	8,830,000	10,504,345
	South Jersey Transportation Authority LLC, Revenue Bonds Series A 5.00%, due 11/1/39	1,000,000	1,136,630
¤	Tobacco Settlement Financing Corp., Revenue Bonds
	Series 1A 4.75%, due 6/1/34	23,860,000	23,408,330
	Series 1A 5.00%, due 6/1/29	7,025,000	7,101,010
	Series 1A 5.00%, due 6/1/41	23,000,000	22,756,430
			146,275,949
	New Mexico 0.2%
	New Mexico Hospital Equipment Loan Council, Gerald Champion, Revenue Bonds 5.50%, due 7/1/42	5,000,000	5,634,500

	New York 9.0%
	Albany Industrial Development Agency, Corning Preserve / Hudson Project, Revenue Bonds 0.55%, due 5/1/27 (c)	730,000	730,000
	Build NYC Resource Corp., Pratt Paper, Inc. Project, Revenue Bonds 5.00%, due 1/1/35 (a)(b)	1,500,000	1,706,820
	City of New York , Unlimited General Obligation 0.39%, due 3/1/40 (c)	15,000,000	15,000,000
	City of Newburgh NY, Limited General Obligation
	Series A 5.00%, due 6/15/21	750,000	854,782
	Series A 5.00%, due 6/15/26	960,000	1,072,426
	Series A 5.50%, due 6/15/31	750,000	832,612
	Dutchess County Industrial Development Agency, Bard College Civic Facility, Revenue Bonds
	Series A-2 4.50%, due 8/1/36	1,000,000	932,440
	Series A-1 5.00%, due 8/1/46	14,765,000	14,561,686
	Dutchess County Local Development Corp., Health Quest Systems, Inc., Revenue Bonds Series B 5.00%, due 7/1/46	12,000,000	14,498,400
	Metropolitan Transportation Authority, Green Bonds, Revenue Bonds Series A1 5.25%, due 11/15/56	10,000,000	12,265,700
	Nassau County Tobacco Settlement Corp., Asset-Backed, Revenue Bonds
	Series A-3 5.00%, due 6/1/35	2,075,000	2,074,834
	Series A-3 5.125%, due 6/1/46	12,915,000	12,833,894
	New York City Industrial Development Agency, American Airlines-JFK International Airport, Revenue Bonds 7.625%, due 8/1/25 (b)(c)	900,000	909,216
	New York City Industrial Development Agency, Queens Baseball Stadium, Revenue Bonds
	Insured: AMBAC 5.00%, due 1/1/36	1,500,000	1,521,465
	Insured: AMBAC 5.00%, due 1/1/39	5,695,000	5,772,908
	New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds Series A-3 0.59%, due 8/1/23 (c)	8,700,000	8,700,000
	New York City Water & Sewer System, Revenue Bonds Series AA-3 0.59%, due 6/15/32 (c)	20,000,000	20,000,000
	New York Counties Tobacco Trust V, Pass Through, Revenue Bonds Series S 1 (zero coupon), due 6/1/38	5,700,000	1,552,509
	New York Liberty Development Corp., Bank of America, Revenue Bonds 6.375%, due 7/15/49	1,000,000	1,138,930
	New York Liberty Development Corp., World Trade Center, Revenue Bonds
	Class 1 5.00%, due 11/15/44 (a)	11,100,000	12,771,771
	Class 2 5.15%, due 11/15/34 (a)	4,150,000	4,683,648
	Class 2 5.375%, due 11/15/40 (a)	5,000,000	5,846,050
	Class 3 7.25%, due 11/15/44 (a)	10,500,000	13,854,330
	New York State Dormitory Authority, Touro College & University System, Revenue Bonds Series A 5.50%, due 1/1/39	380,000	435,180
	New York Transportation Development Corp., American Airlines, Inc., Revenue Bonds 5.00%, due 8/1/31 (b)	6,200,000	6,805,616
¤	New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds
	Series A 5.00%, due 7/1/46 (b)	17,500,000	20,105,575
	Series A 5.25%, due 1/1/50 (b)	27,500,000	31,959,675
	Onondaga Civic Development Corp., St. Joseph's Hospital Health Center, Revenue Bonds 4.50%, due 7/1/32	7,500,000	9,032,175
	Orange County Funding Corp., Mount St. Mary College, Revenue Bonds Series A 5.00%, due 7/1/42	1,430,000	1,619,732
	Southold Local Development Corp., Peconic Landing, Inc. Project, Revenue Bonds 4.00%, due 12/1/45	815,000	858,391
	Suffolk County Economic Development Corp., Eastern Long Island Hospital, Revenue Bonds 5.50%, due 1/1/37 (a)	2,000,000	2,005,700
	Suffolk County Economic Development Corp., Peconic Landing Southold, Revenue Bonds 6.00%, due 12/1/40	1,000,000	1,140,600
	Suffolk Tobacco Asset Securitization Corp., Revenue Bonds Series B 6.00%, due 6/1/48	1,125,000	1,140,570
	Tompkins County Development Corp., Kendal at Ithaca, Inc. Project, Revenue Bonds 5.00%, due 7/1/44	1,000,000	1,142,720
	TSASC, Inc., Revenue Bonds Series 1 5.125%, due 6/1/42	5,770,000	5,749,113
	Westchester County Local Development Corp., Pace University, Revenue Bonds Series A 5.50%, due 5/1/42	6,205,000	7,307,008
			243,416,476
	Ohio 3.8%
	Akron Bath Copley Joint Township Hospital District, Akron General Health System, Revenue Bonds 5.00%, due 1/1/31	6,050,000	7,251,591
	Buckeye Tobacco Settlement Financing Authority, Asset Backed, Revenue Bonds (zero coupon), due 6/1/47	130,000,000	9,531,600
¤	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Senior Turbo, Revenue Bonds
	Series A-2 5.125%, due 6/1/24	11,500,000	11,358,435
	Series A-2 5.375%, due 6/1/24	3,185,000	3,149,710
	Series A-2 5.75%, due 6/1/34	6,130,000	6,102,415
	Series A-2 5.875%, due 6/1/30	26,200,000	26,202,620
	Series A-2 6.00%, due 6/1/42	5,680,000	5,681,306
	Butler County Port Authority, Liberty CTR Project, Revenue Bonds
	Series C 5.00%, due 12/1/24	1,000,000	1,036,230
	Series C 6.00%, due 12/1/43	3,500,000	3,632,265
	Cleveland-Cuyahoga County Port Authority, Revenue Bonds
	7.00%, due 12/1/18 (d)(e)	710,000	157,712
	7.35%, due 12/1/31 (d)(e)	6,000,000	1,332,780
	County of Cuyahoga OH, Cleveland Orchestra Project, Revenue Bonds Insured: AMBAC 1.299%, due 12/1/28 (c)	3,950,000	3,609,313
	County of Hamilton OH, Christ Hospital Project, Revenue Bonds 5.50%, due 6/1/42	2,500,000	2,916,100
	County of Hamilton OH, Life Enriching Communities Project, Revenue Bonds 5.00%, due 1/1/42	1,080,000	1,183,810
	Ohio Higher Educational Facility Commission, Case Western Reserve, Revenue Bonds Series A 0.44%, due 12/1/44 (c)	3,500,000	3,500,000
	Summit County Development Finance Authority, Brimfield Project, Revenue Bonds Series G 4.875%, due 5/15/25	195,000	195,168
	Summit County Development Finance Authority, Cleveland-Flats East Development, Tax Allocation Series B 6.875%, due 5/15/40	1,210,000	1,369,889
	Toledo-Lucas County Port Authority, University of Toledo Project, Revenue Bonds
	Series A 5.00%, due 7/1/34	1,400,000	1,560,174
	Series A 5.00%, due 7/1/39	1,500,000	1,657,320
	Series A 5.00%, due 7/1/46	9,790,000	10,766,944
			102,195,382
	Oklahoma 0.3%
	Norman Regional Hospital Authority, Revenue Bonds 5.125%, due 9/1/37	6,895,000	7,084,337

	Oregon 0.3%
	Astoria Hospital Facilities Authority, Columbia Memorial Hospital, Revenue Bonds
	3.50%, due 8/1/42	1,000,000	1,001,260
	4.00%, due 8/1/46	1,250,000	1,324,588
	Medford Hospital Facilities Authority, Revenue Bonds 5.00%, due 10/1/42	4,605,000	5,196,742
	Yamhill County OR, Hospital Authority, Friendsview Retirement Community, Revenue Bonds Series A 5.00%, due 11/15/46	1,000,000	1,094,660
			8,617,250
	Pennsylvania 3.3%
	Allegheny County Higher Education Building, Carlow University Project, Revenue Bonds 7.00%, due 11/1/40	1,000,000	1,169,230
	Allegheny County Industrial Development Authority, Propel Charitable School Sunrise, Revenue Bonds 6.00%, due 7/15/38	2,900,000	3,161,058
	Allegheny County Industrial Development Authority, Propel Charter Montour, Revenue Bonds Series A 6.75%, due 8/15/35	290,000	323,362
	Capital Region Water, Harrisburg Region Water, Revenue Bonds 5.25%, due 7/15/31	2,000,000	2,087,400
	Capital Region Water, Harrisburg University of Science, Revenue Bonds Series B 6.00%, due 9/1/36 (d)	2,550,000	2,279,496
	City of Harrisburg PA, Unlimited General Obligation
	Series D, Insured: AMBAC (zero coupon), due 9/15/16	235,000	234,039
	Series F, Insured: AMBAC (zero coupon), due 9/15/16	415,000	413,303
	Series F, Insured: AMBAC (zero coupon), due 3/15/17	35,000	34,266
	Series D, Insured: AMBAC (zero coupon), due 9/15/17	200,000	192,528
	Series F, Insured: AMBAC (zero coupon), due 3/15/18	400,000	377,400
	Series D, Insured: AMBAC (zero coupon), due 9/15/18	445,000	412,421
	Series F, Insured: AMBAC (zero coupon), due 9/15/18	270,000	250,233
	Series F, Insured: AMBAC (zero coupon), due 9/15/19	125,000	110,929
	Series F, Insured: AMBAC (zero coupon), due 3/15/20	15,000	12,946
	Series F, Insured: AMBAC (zero coupon), due 9/15/20	365,000	308,575
	Series F, Insured: AMBAC (zero coupon), due 9/15/22	535,000	407,552
	City of York PA, Unlimited General Obligation 7.25%, due 11/15/41	290,000	331,337
	Cumberland County Municipal Authority, Asbury Pennsylvania Obligation Group, Revenue Bonds 5.25%, due 1/1/32	300,000	324,177
	Emmaus General Authority, Revenue Bonds Series F-24 0.45%, due 3/1/24 (c)	100,000	100,000
	Erie County Hospital Authority, St. Mary's Home Erie Project, Revenue Bonds Series A, Insured: AGC 4.50%, due 7/1/23	340,000	340,976
	Harrisburg Parking Authority Revenue, Revenue Bonds Series T, Insured: XLCA 4.00%, due 5/15/19	100,000	106,013
	Huntingdon County General Authority, Aicup Financing Program, Juniata College, Revenue Bonds Series 002 5.00%, due 5/1/46	1,000,000	1,169,870
	Montgomery County Industrial Development Authority, Albert Einstein Healthcare, Revenue Bonds
	5.25%, due 1/15/45	6,300,000	7,233,030
	5.25%, due 1/15/46	1,000,000	1,147,300
	Northeastern Pennsylvania Hospital & Education Authority, Wilkes University Project, Revenue Bonds Series A 5.25%, due 3/1/42	7,640,000	8,750,779
	Pennsylvania Economic Development Financing Authority, Bridges Finance Co., Revenue Bonds 5.00%, due 6/30/42 (b)	7,000,000	8,239,350
	Pennsylvania Economic Development Financing Authority, US Airways Group, Revenue Bonds Series B 8.00%, due 5/1/29	245,000	287,850
	Pennsylvania Higher Educational Facilities Authority, Holy Family University, Revenue Bonds
	Series A 6.25%, due 9/1/33	1,475,000	1,628,120
	Series A 6.50%, due 9/1/38	1,000,000	1,111,140
	Pennsylvania Higher Educational Facilities Authority, Shippensburg University, Revenue Bonds 6.25%, due 10/1/43	1,000,000	1,155,330
	Pennsylvania Higher Educational Facilities Authority, University of the Arts, Revenue Bonds
	Series A, Insured: AGC 5.00%, due 9/15/33	150,000	150,828
	Insured: AGC 5.75%, due 3/15/30	1,040,000	1,042,652
	Pennsylvania Higher Educational Facilities Authority, Widener University, Revenue Bonds
	Series A 5.50%, due 7/15/38	2,500,000	2,924,200
	5.50%, due 7/15/43	2,400,000	2,802,288
	Pennsylvania State Higher Educational Facilities Authority, Shippensburg University Student Services, Revenue Bonds 5.00%, due 10/1/44	1,000,000	1,094,860
	Pennsylvania Turnpike Commission, Revenue Bonds Series C 5.00%, due 12/1/44	16,535,000	19,683,429
	Philadelphia Authority for Industrial Development, First Philadelphia Preparatory Charter School Project, Revenue Bonds Series A 7.25%, due 6/15/43	4,500,000	5,449,185
	Philadelphia Authority for Industrial Development, Health Activity, Revenue Bonds 6.50%, due 6/1/45	2,200,000	2,290,442
	Philadelphia Authority for Industrial Development, New Foundation Charter School Project, Revenue Bonds 6.625%, due 12/15/41	1,000,000	1,144,660
	Philadelphia Authority for Industrial Development, Tacony Academy Charter School, Revenue Bonds 7.375%, due 6/15/43	1,500,000	1,766,640
	Scranton Parking Authority, Revenue Bonds Insured: AGC 5.25%, due 6/1/34	135,000	135,389
	Scranton Redevelopment Authority, Revenue Bonds Series A 5.00%, due 11/15/28	3,000,000	3,221,880
	Township of Aleppo PA, Sewer Revenue, Unlimited General Obligation
	5.75%, due 12/1/36	1,220,000	1,242,058
	5.75%, due 12/1/41	1,055,000	1,074,074
	West Shore Area Authority, Holy Spirit Hospital Sisters, Revenue Bonds 6.50%, due 1/1/41	1,200,000	1,439,256
	York General Authority, York City Recreation Corp., Revenue Bonds Insured: AMBAC 5.50%, due 5/1/18	1,010,000	1,018,363
			90,180,214
	Puerto Rico 10.7%
	Children's Trust Fund, Asset Backed BDS, Revenue Bonds Series A (zero coupon), due 5/15/50	123,000,000	11,210,220
	Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
	Insured: AMBAC 4.50%, due 7/1/23	1,030,000	1,026,035
	Series A, Insured: AGC 5.00%, due 7/1/25	250,000	249,988
	Series A-4, Insured: AGM 5.00%, due 7/1/31	5,000,000	5,179,750
	Series A, Insured: AGM 5.00%, due 7/1/35	550,000	565,290
	Insured: XLCA 5.25%, due 7/1/17	1,000,000	977,170
	Series A, Insured: AGM 5.25%, due 7/1/24	1,000,000	1,056,600
	Series A-4, Insured: AGM 5.25%, due 7/1/30	7,080,000	7,370,563
	Series A, Insured: XLCA 5.50%, due 7/1/17	5,200,000	5,081,440
	Series A, Insured: NATL-RE 5.50%, due 7/1/18	100,000	105,644
	Series A, Insured: AGC 5.50%, due 7/1/18	120,000	122,045
	Series A, Insured: AMBAC 5.50%, due 7/1/19	510,000	527,116
	Series A, Insured: NATL-RE 5.50%, due 7/1/19	5,365,000	5,710,345
	Series A, Insured: NATL-RE 5.50%, due 7/1/20	5,505,000	5,848,017
	Series A 8.00%, due 7/1/35 (e)	2,090,000	1,370,267
	Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Revenue Bonds
	Senior Lien—Series A 5.00%, due 7/1/17	1,000,000	751,230
	Senior Lien—Series A 5.00%, due 7/1/21	2,000,000	1,466,720
	Senior Lien—Series A 5.00%, due 7/1/22	2,260,000	1,651,947
	Senior Lien—Series A, Insured: AGC 5.125%, due 7/1/47	6,300,000	6,524,784
	Senior Lien—Series A 5.25%, due 7/1/24	2,000,000	1,457,300
	Senior Lien—Series A 5.50%, due 7/1/28	4,000,000	2,905,760
	Senior Lien—Series A 6.00%, due 7/1/38	17,555,000	12,718,071
	Senior Lien—Series A 6.00%, due 7/1/44	5,675,000	4,104,841
	Senior Lien—Series A 6.00%, due 7/1/47	2,000,000	1,444,180
	Puerto Rico Convention Center District Authority, Revenue Bonds
	Series A, Insured: AGC 4.50%, due 7/1/36	6,240,000	6,235,694
	Series A, Insured: AMBAC 5.00%, due 7/1/18	1,405,000	1,406,250
	Series A, Insured: AMBAC 5.00%, due 7/1/31	10,765,000	10,764,246
	Puerto Rico Electric Power Authority, Revenue Bonds
	Series PP, Insured: NATL-RE 5.00%, due 7/1/22	100,000	100,132
	Series SS, Insured: NATL-RE 5.00%, due 7/1/22	1,140,000	1,155,390
	Series RR, Insured: NATL-RE 5.00%, due 7/1/23	4,580,000	4,641,830
	Series UU, Insured: AGC 5.00%, due 7/1/26	2,000,000	2,016,600
	Series TT, Insured: AGM 5.00%, due 7/1/27	150,000	151,205
	Series VV, Insured: NATL-RE 5.25%, due 7/1/30	3,830,000	4,007,367
¤	Puerto Rico Highways & Transportation Authority, Revenue Bonds
	Series A, Insured: AMBAC (zero coupon), due 7/1/18	1,510,000	1,404,194
	Insured: AMBAC (zero coupon), due 7/1/27	200,000	96,704
	Series A, Insured: NATL-RE 4.75%, due 7/1/38	725,000	706,179
	Series A, Insured: AGM 4.75%, due 7/1/38	650,000	641,693
	Insured: NATL-RE 5.00%, due 7/1/22	210,000	210,662
	Insured: AGC 5.00%, due 7/1/23	2,870,000	2,869,856
	Insured: NATL-RE 5.00%, due 7/1/28	460,000	460,391
	Series BB, Insured: AMBAC 5.25%, due 7/1/17	1,175,000	1,187,972
	Series N, Insured: AMBAC 5.25%, due 7/1/30	3,680,000	3,776,894
	Series N, Insured: AMBAC 5.25%, due 7/1/31	9,295,000	9,512,317
	Series CC, Insured: AGM 5.25%, due 7/1/32	4,480,000	4,782,445
	Series N, Insured: NATL-RE 5.25%, due 7/1/33	7,350,000	7,656,201
	Series CC, Insured: AGM 5.25%, due 7/1/36	1,650,000	1,752,151
	Series L, Insured: AMBAC 5.25%, due 7/1/38	205,000	205,256
	Series N, Insured: AGC 5.50%, due 7/1/25	2,245,000	2,431,559
	Insured: NATL-RE 5.50%, due 7/1/28	7,550,000	8,035,842
	Series CC, Insured: NATL-RE 5.50%, due 7/1/29	4,950,000	5,263,384
	Series CC, Insured: AGM 5.50%, due 7/1/31	465,000	508,487
	Series CC, Insured: AGC 5.50%, due 7/1/31	3,450,000	3,772,644
¤	Puerto Rico Infrastructure Financing Authority, Revenue Bonds
	Series C, Insured: AMBAC (zero coupon), due 7/1/28	1,035,000	467,147
	Series A, Insured: AMBAC (zero coupon), due 7/1/34	19,150,000	5,781,768
	Series A, Insured: AMBAC (zero coupon), due 7/1/35	280,000	79,075
	Series A, Insured: AMBAC (zero coupon), due 7/1/36	8,410,000	2,217,212
	Series A, Insured: AMBAC (zero coupon), due 7/1/37	1,525,000	375,272
	Series A, Insured: AMBAC (zero coupon), due 7/1/43	2,050,000	336,569
	Series A, Insured: AMBAC (zero coupon), due 7/1/44	5,645,000	864,306
	Series C, Insured: AMBAC 5.50%, due 7/1/17	5,200,000	5,326,620
	Series C, Insured: AMBAC 5.50%, due 7/1/18	4,895,000	5,051,934
	Series C, Insured: AMBAC 5.50%, due 7/1/23	2,010,000	2,120,389
	Series C, Insured: AMBAC 5.50%, due 7/1/25	12,105,000	12,835,295
	Series C, Insured: AMBAC 5.50%, due 7/1/26	7,395,000	7,850,532
	Series C, Insured: AMBAC 5.50%, due 7/1/28	12,400,000	13,070,964
	Series A 8.25%, due 5/1/17 (a)(d)(e)	7,100,000	5,786,571
	Puerto Rico Municipal Finance Agency, Revenue Bonds Series A, Insured: AGM 5.00%, due 8/1/30	720,000	731,758
	Puerto Rico Municipal Finance Agency, Unlimited General Obligation Series A, Insured: AGM 5.00%, due 8/1/27	2,530,000	2,584,774
	Puerto Rico Public Buildings Authority, Government Facilities, Revenue Bonds
	Series K, Insured: AGM 5.25%, due 7/1/27	5,970,000	6,141,817
	Series M-2, Insured: AMBAC 5.50%, due 7/1/35 (c)	175,000	179,246
	Puerto Rico Public Buildings Authority, Revenue Bonds
	Series G, Insured: AGC 4.75%, due 7/1/32	270,000	269,989
	Series F, Insured: NATL-RE 5.25%, due 7/1/19	2,000,000	2,114,900
	Insured: AGC 5.25%, due 7/1/33	680,000	682,217
	Series D, Insured: AMBAC 5.45%, due 7/1/31	305,000	306,147
	Series H, Insured: AMBAC 5.50%, due 7/1/17	325,000	332,914
¤	Puerto Rico Sales Tax Financing Corp., Revenue Bonds
	Series A, Insured: NATL-RE (zero coupon), due 8/1/40	8,440,000	2,050,414
	Series A, Insured: NATL-RE (zero coupon), due 8/1/41	12,595,000	2,910,704
	Series A, Insured: NATL-RE (zero coupon), due 8/1/43	73,465,000	15,180,073
	Series A, Insured: NATL-RE (zero coupon), due 8/1/45	5,240,000	965,837
	Series A, Insured: NATL-RE (zero coupon), due 8/1/46	380,000	66,287
	Series A, Insured: AMBAC (zero coupon), due 8/1/47	47,880,000	6,933,982
	Series A, Insured: AMBAC (zero coupon), due 8/1/54	75,000,000	7,396,500
	Series A, Insured: AGM 5.00%, due 8/1/40	6,990,000	7,270,998
	Series C, Insured: AGM 5.125%, due 8/1/42	4,000,000	4,192,920
			287,653,999
	Rhode Island 0.7%
	Providence Redevelopment Agency, Port Providence Lease, Certificates of Participation
	Series A, Insured: AGC (zero coupon), due 9/1/24	1,735,000	1,090,413
	Series A, Insured: AGC (zero coupon), due 9/1/26	685,000	381,929
	Series A, Insured: AGC (zero coupon), due 9/1/29	1,835,000	849,110
	Series A, Insured: AGC (zero coupon), due 9/1/30	1,835,000	795,105
	Series A, Insured: AGC (zero coupon), due 9/1/32	1,500,000	577,200
	Series A, Insured: AGC (zero coupon), due 9/1/34	1,000,000	338,730
	Series A, Insured: AGC (zero coupon), due 9/1/35	360,000	111,942
	Series A, Insured: AGC (zero coupon), due 9/1/36	470,000	134,528
	Rhode Island Health & Educational Building Corp., Lifespan Obligated Group, Revenue Bonds 5.00%, due 5/15/39	1,750,000	2,057,947
	Rhode Island Health & Educational Building Corp., Public Schools Financing Project, Revenue Bonds Insured: AMBAC 5.00%, due 5/15/21	1,000,000	1,033,785
	Tobacco Settlement Financing Corp., Asset-Backed, Revenue Bonds Series A (zero coupon), due 6/1/52	100,000,000	10,495,000
			17,865,689
	South Carolina 0.3%
	South Carolina Public Service Authority, Revenue Bonds Series E 5.25%, due 12/1/55	7,500,000	9,082,875

	South Dakota 0.1%
	South Dakota Health & Educational Facilities Authority, Revenue Bonds Series E 5.00%, due 11/1/42	3,150,000	3,619,697

	Tennessee 2.0%
	Chattanooga-Hamilton County Hospital Authority, Revenue Bonds 5.00%, due 10/1/44	6,500,000	7,524,985
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Lipscomb University Project, Revenue Bonds Series A 5.00%, due 10/1/45	12,850,000	15,088,213
	Metropolitan Government Nashville & Davidson County Industrial Development Board, Refunding & Improvement-University School Project, Revenue Bonds 0.52%, due 8/1/22 (c)	270,000	270,000
	Tender Option Bond Trust Receipts / Certificates, Floaters, Revenue Bonds
	Series 2016-XF1054 0.62%, due 7/1/46 (a)(c)	15,000,000	15,000,000
	Series 2015-XF1023 0.71%, due 1/1/45 (a)(c)	15,000,000	15,000,000
			52,883,198
	Texas 6.8%
	Austin Convention Enterprises, Inc., Revenue Bonds
	Series A, Insured: XLCA 5.00%, due 1/1/34	3,465,000	3,502,630
	Series B 5.75%, due 1/1/34 (a)	110,000	111,414
	Central Texas Regional Mobility Authority, Revenue Bonds
	(zero coupon), due 1/1/23	1,000,000	827,770
	(zero coupon), due 1/1/33	315,000	178,832
	(zero coupon), due 1/1/34	3,275,000	1,774,919
	(zero coupon), due 1/1/35	3,700,000	1,928,995
	(zero coupon), due 1/1/36	2,000,000	1,002,660
	(zero coupon), due 1/1/39	3,500,000	1,577,275
	5.00%, due 1/1/33	1,225,000	1,397,835
	5.00%, due 1/1/42	2,340,000	2,621,642
	6.75%, due 1/1/41	7,500,000	9,407,175
	Central Texas Turnpike System, Revenue Bonds Series C 5.00%, due 8/15/37	12,000,000	14,002,440
	City of Houston TX Airport System Revenue, United Airlines, Inc., Revenue Bonds 5.00%, due 7/1/29 (b)	6,400,000	7,262,656
	Clifton Higher Education Finance Corp., Idea Public Schools, Revenue Bonds
	5.75%, due 8/15/41	1,750,000	1,984,640
	6.00%, due 8/15/43	3,500,000	4,281,340
	Clifton Higher Education Finance Corp., Revenue Bonds Series A 5.00%, due 12/1/45	2,500,000	2,855,025
	Decatur Hospital Authority, Wise Regional Health System, Revenue Bonds Series A 5.25%, due 9/1/44	3,250,000	3,544,677
	Grand Parkway Transportation Corp., 1st Tier Toll, Revenue Bonds Series A 5.50%, due 4/1/53	600,000	698,226
	Harris County Cultural Education Facilities Finance Corp., Revenue Bonds 7.00%, due 1/1/43	1,500,000	1,809,240
	Harris County Cultural Education Facilities Finance Corp., YMCA Greater Houston Area, Revenue Bonds
	Series A 5.00%, due 6/1/33	900,000	1,014,660
	Series A 5.00%, due 6/1/38	1,960,000	2,194,240
	Harris County-Houston Sports Authority, Revenue Bonds
	Series G, Insured: NATL-RE (zero coupon), due 11/15/18	325,000	316,163
	Series H, Insured: NATL-RE (zero coupon), due 11/15/24	970,000	747,880
	Series H, Insured: NATL-RE (zero coupon), due 11/15/26	600,000	432,294
	Series H, Insured: NATL-RE (zero coupon), due 11/15/29	735,000	466,806
	Series A-3, Insured: NATL-RE (zero coupon), due 11/15/32	1,670,000	781,460
	Series H, Insured: NATL-RE (zero coupon), due 11/15/32	250,000	137,060
	Series A-3, Insured: NATL-RE (zero coupon), due 11/15/33	890,000	392,517
	Series H, Insured: NATL-RE (zero coupon), due 11/15/33	185,000	95,369
	Series A, Insured: AGM (zero coupon), due 11/15/34	1,535,000	794,409
	Series A-3, Insured: NATL-RE (zero coupon), due 11/15/34	1,805,000	748,317
	Series A, Insured: AGM (zero coupon), due 11/15/38	36,815,000	14,784,904
	Series H, Insured: NATL-RE (zero coupon), due 11/15/38	1,395,000	516,080
	Series H, Insured: NATL-RE (zero coupon), due 11/15/39	1,525,000	526,018
	Series A, Insured: AGM (zero coupon), due 11/15/40	1,060,000	378,229
	Series H, Insured: NATL-RE (zero coupon), due 11/15/40	1,855,000	596,457
	Series H, Insured: NATL-RE (zero coupon), due 11/15/41	700,000	211,358
	Lufkin Health Facilities Development Corp., Memorial Health System, Revenue Bonds 5.50%, due 2/15/37	2,150,000	2,208,329
	New Hope Cultural Education Facilities Corp., Collegiate Housing Corpus Christi, Revenue Bonds Series A 5.00%, due 4/1/48	1,250,000	1,435,963
	New Hope Cultural Education Facilities Corp., Collegiate Housing Tarleton State, Revenue Bonds Series A 5.00%, due 4/1/46	3,000,000	3,405,480
	New Hope Cultural Education Facilities Corp., Stephenville Tarleton State, Revenue Bonds Series A 6.00%, due 4/1/45	3,550,000	4,196,561
	North East Texas Regional Mobility Authority, Revenue Bonds
	Series B 5.00%, due 1/1/41	6,000,000	7,048,380
	Series B 5.00%, due 1/1/46	2,650,000	3,096,366
	North Texas Education Finance Corp., Uplift Education, Revenue Bonds Series A 5.25%, due 12/1/47	7,705,000	8,584,295
	San Juan Higher Education Finance Authority, Idea Public Schools, Revenue Bonds Series A 6.70%, due 8/15/40	1,000,000	1,176,330
	Tarrant County Cultural Education Facilities Finance Corp., Barton Creek Senior Living CTR, Revenue Bonds 5.00%, due 11/15/40	1,500,000	1,714,875
	Tarrant County Cultural Education Facilities Finance Corp., Methodist Hospitals Dallas, Revenue Bonds Series A 0.39%, due 10/1/41 (c)	15,000,000	15,000,000
	Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds 5.00%, due 12/15/26	3,500,000	4,107,390
	Texas Private Activity Bond Surface Transportation Corp., NTE Mobility, Revenue Bonds
	6.75%, due 6/30/43 (b)	11,500,000	14,385,120
	6.875%, due 12/31/39	5,050,000	5,998,844
	Texas Private Activity Bond Surface Transportation Corp., Senior Lien, LBJ Infrastructure, Revenue Bonds
	7.00%, due 6/30/40	3,080,000	3,655,529
	7.50%, due 6/30/33	750,000	918,570
	Texas State Public Finance Authority Charter School Finance Corp., ED - Burnham Wood Project, Revenue Bonds Series A 6.25%, due 9/1/36	1,300,000	1,327,976
	Travis County Health Facilities Development Corp., Westminster Manor, Revenue Bonds 7.125%, due 11/1/40	1,000,000	1,218,320
	Tyler Health Facilities Development Corp., East Texas Medical Center, Revenue Bonds Series A 5.25%, due 11/1/32	1,700,000	1,757,902
	Tyler Health Facilities Development Corp., Revenue Bonds
	5.25%, due 11/1/27	4,245,000	4,408,602
	Series A 5.375%, due 11/1/37	5,230,000	5,403,008
	Wood County Central Hospital District, East Tex Medical Center Quitman Project, Revenue Bonds 6.00%, due 11/1/41	6,320,000	7,330,189
			184,281,641
	U.S. Virgin Islands 1.6%
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds Series A 5.00%, due 10/1/32	7,000,000	7,029,050
	Virgin Islands Public Finance Authority, Matching Fund Loan Notes, Revenue Bonds Series A 6.00%, due 10/1/39	735,000	755,322
	Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds Series A 6.75%, due 10/1/37	6,180,000	6,536,339
	Virgin Islands Public Finance Authority, Revenue Bonds Series C 5.00%, due 10/1/39	26,000,000	26,055,380
	Virgin Islands Water & Power Authority - Electric System, Revenue Bonds Series A 5.00%, due 7/1/31	1,590,000	1,558,343
	Virgin Islands Water & Power Authority - Water System, Revenue Bonds 5.50%, due 7/1/17	1,430,000	1,432,517
			43,366,951
	Utah 0.0%‡
	Utah State Charter School Finance Authority, Da Vinci Academy, Revenue Bonds 7.75%, due 3/15/39	700,000	824,572

	Vermont 0.0%‡
	Vermont Educational & Health Buildings Financing Agency, Developmental & Mental Health Services, Revenue Bonds
	Series A, Insured: AGC 4.75%, due 8/15/36	500,000	510,410
	Series A, Insured: AGC 5.75%, due 2/15/37	45,000	46,169
			556,579
	Virginia 1.9%
	Campbell County Industrial Development Authority, GA Pacific Corp., Revenue Bonds 0.60%, due 12/1/19 (a)(b)(c)	5,800,000	5,800,000
	Tobacco Settlement Financing Corp., Convertible-Senior, Revenue Bonds Series B2 5.20%, due 6/1/46	2,000,000	2,002,740
	Tobacco Settlement Financing Corp., Revenue Bonds Series B1 5.00%, due 6/1/47	18,095,000	17,687,500
	Virginia College Building Authority, Marymount University Project, Revenue Bonds Series B 5.00%, due 7/1/45 (a)	1,945,000	2,150,120
	Virginia Small Business Financing Authority, Senior Lien, Elizabeth River Crossing, Revenue Bonds 5.50%, due 1/1/42 (b)	10,000,000	11,605,800
	Virginia Small Business Financing Authority, Senior Lien-Express Lanes LLC, Revenue Bonds 5.00%, due 1/1/40 (b)	10,000,000	11,057,000
	Virginia Small Business Financing Authority, University Real Estate, Revenue Bonds 0.40%, due 7/1/30 (c)	65,000	65,000
			50,368,160
	Washington 1.1%
	Chelan County Public Hospital District No. 1, Cascade Medical Center, Unlimited General Obligation Insured: AMBAC 4.45%, due 12/1/30	855,000	855,188
	King County Public Hospital District No. 4, Limited General Obligation 7.00%, due 12/1/40	1,000,000	1,120,420
	Port of Seattle Industrial Development Corp., King County Public Hospital District, Special Facilities Delta Airlines, Revenue Bonds 5.00%, due 4/1/30 (b)	1,825,000	1,987,680
	Washington Health Care Facilities Authority, Kadlec Regional Medical Center, Revenue Bonds 5.00%, due 12/1/42	6,660,000	8,071,787
	Washington State Housing Finance Commission, Riverview Retirement Community, Revenue Bonds 5.00%, due 1/1/48	3,000,000	3,195,450
	Whidbey Island Public Hospital District, Unlimited General Obligation
	5.375%, due 12/1/39	9,905,000	10,990,786
	5.50%, due 12/1/33	2,070,000	2,316,537
			28,537,848
	Wisconsin 2.3%
	Public Finance Authority, Continuing Care Retirement Community Revenue, Glenridge Palmer Ranch, Revenue Bonds Series A 8.25%, due 6/1/46	1,000,000	1,256,220
	Public Finance Authority, Cullowhee LLC, Revenue Bonds 5.25%, due 7/1/47	2,000,000	2,279,880
	Public Finance Authority, FFAH North Carolina & Missouri Portfolio, Revenue Bonds
	Series A 4.75%, due 12/1/35	1,150,000	1,224,911
	Series A 5.00%, due 12/1/45	3,200,000	3,452,352
	Series A 5.15%, due 12/1/50	2,250,000	2,430,922
	Public Finance Authority, National Gypsum Co., Revenue Bonds
	4.00%, due 8/1/35 (b)	4,000,000	4,136,840
	5.25%, due 4/1/30 (b)	10,500,000	11,815,020
	Public Finance Authority, Roseman University Health Sciences, Revenue Bonds
	5.50%, due 4/1/32	1,250,000	1,322,325
	5.875%, due 4/1/45	6,650,000	7,187,985
	Public Finance Authority, Senior-Obligation Group, Revenue Bonds 5.00%, due 7/1/42 (b)	10,000,000	10,784,700
	Public Finance Authority, Wisconsin Airport Facilities, AFCO Investors II Portfolio, Revenue Bonds 5.75%, due 10/1/31 (b)	1,670,000	1,737,936
	Public Finance Authority, Wisconsin Educational Facility, Palm Beach Maritime Academy Project, Revenue Bonds Series A 7.00%, due 5/1/40	2,870,000	2,617,210
	Public Finance Authority, Wisconsin Senior Living, Rose Villa Project, Revenue Bonds Series A 5.75%, due 11/15/44	1,400,000	1,574,552
	Village of Warrens WI, Unlimited General Obligation 4.70%, due 12/1/19	120,000	93,828
	Wisconsin Health & Educational Facilities Authority, Jewish Home & Care Center, Revenue Bonds 0.45%, due 3/1/36 (c)	1,450,000	1,450,000
	Wisconsin Health & Educational Facilities Authority, Sauk-Prairie Memorial Hospital, Inc., Revenue Bonds
	5.25%, due 2/1/43	2,400,000	2,576,304
	5.375%, due 2/1/48	4,400,000	4,720,100
			60,661,085
	Wyoming 0.1%
	West Park Hospital District, West Park Hospital Project, Revenue Bonds Series B 6.50%, due 6/1/27	500,000	593,170
	Wyoming Community Development Authority, Revenue Bonds 6.50%, due 7/1/43	930,000	1,065,743
			1,658,913
	Total Municipal Bonds (Cost $2,461,341,580)		2,696,394,966
	Total Investments (Cost $2,461,341,580) (f)	100.2%	2,696,394,966
	Other Assets, Less Liabilities	(0.2)	(5,119,087)
	Net Assets	100.0%	$2,691,275,879

¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2016. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Interest on these securities was subject to alternative minimum tax.
(c)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of July 31, 2016.
(d)	Illiquid security - As of July 31, 2016, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $12,370,156, which represented 0.5% of the Fund's net assets.
(e)	Issue in default.
(f)	As of July 31, 2016, cost was $2,461,535,566 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$245,880,014
Gross unrealized depreciation	(11,020,614)
Net unrealized appreciation	$234,859,400

As of July 31, 2016, the Fund held the following futures contracts1:

Type	Number of Contracts (Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
10-Year United States Treasury Note	(800)	September 2016	$(106,437,500)	$(2,533,246)
			$(106,437,500)	$(2,533,246)

1. As of July 31, 2016, cash in the amount of $1,080,000 was on deposit with a broker for futures transactions.
2. Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2016.

The following abbreviations are used in the preceding pages:
ACA	—ACA Financial Guaranty Corp.
AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Ambac Assurance Corp.
BAM	—Build America Mutual Assurance Co.
BHAC	—Berkshire Hathaway Assurance Corp.
NATL-RE	—National Public Finance Guarantee Corp.
XLCA	—XL Capital Assurance, Inc.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Municipal Bonds	$—	$2,696,394,966	$—	$2,696,394,966
Total Investments in Securities	$—	$2,696,394,966	$—	$2,696,394,966

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Short(b)	$(2,533,246)	$—	$—	$(2,533,246)
Total Other Financial Instruments	$(2,533,246)	$—	$—	$(2,533,246)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2016, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay High Yield Opportunities Fund
Portfolio of Investments July 31, 2016 (Unaudited)

		Principal Amount		Value
	Long-Term Bonds 101.8%†
	Asset-Backed Securities 0.5%
	Home Equity 0.5%
	GSAA Home Equity Trust
	Series 2006-14, Class A1 0.503%, due 9/25/36 (a)		$394,124	$198,319
	Series 2006-18, Class AV1 0.523%, due 11/25/36 (a)		99,693	41,738
	Series 2007-5, Class 2A1A 0.573%, due 4/25/47 (a)		332,625	275,060
	JPMorgan Mortgage Acquisition Trust Series 2007-HE1, Class AF1 0.553%, due 3/25/47 (a)		397,443	208,178
	Specialty Underwriting & Residential Finance Trust Series 2006-BC4, Class A2B 0.563%, due 9/25/37 (a)		2,140,333	1,046,407
				1,769,702
	Total Asset-Backed Securities (Cost $2,566,360)			1,769,702

	Convertible Bond 0.0%‡
	Mining 0.0%‡
	Aleris International, Inc. 6.00%, due 6/1/20 (b)(c)(d)(e)		11,797	9,486

	Total Convertible Bond (Cost $8,872)			9,486

	Corporate Bonds 93.5%
	Advertising 0.9%
	Acosta, Inc. 7.75%, due 10/1/22 (e)		1,545,000	1,413,675
	Lamar Media Corp. 5.75%, due 2/1/26 (e)		1,800,000	1,930,500
				3,344,175
	Aerospace & Defense 1.7%
	KLX, Inc. 5.875%, due 12/1/22 (e)		3,280,000	3,321,000
	Orbital ATK, Inc. 5.25%, due 10/1/21		2,045,000	2,131,912
	TransDigm, Inc. 6.00%, due 7/15/22		700,000	722,414
				6,175,326
	Apparel 0.8%
	Hanesbrands, Inc. 4.875%, due 5/15/26 (e)		2,865,000	2,929,463

	Auto Manufacturers 1.0%
	Ford Motor Co. 9.98%, due 2/15/47		980,000	1,649,597
	Navistar International Corp. 8.25%, due 11/1/21		3,000,000	2,220,000
				3,869,597
	Auto Parts & Equipment 1.6%
	Dana Holding Corp. 5.375%, due 9/15/21		1,575,000	1,637,008
	MPG Holdco I, Inc. 7.375%, due 10/15/22		1,855,000	1,901,375
	Tenneco, Inc. 5.00%, due 7/15/26		1,505,000	1,538,862
	ZF North America Capital, Inc. 4.75%, due 4/29/25 (e)		775,000	809,875
				5,887,120
	Banks 2.2%
	Bank of America Corp. 6.30%, due 12/29/49 (a)		805,000	877,198
	Citigroup, Inc. 6.30%, due 12/29/49 (a)		3,750,000	3,843,750
	Wachovia Capital Trust III 5.57%, due 3/29/49 (a)		1,000,000	1,000,000
	Wells Fargo & Co. 5.90%, due 12/29/49 (a)		1,715,000	1,828,619
	Wells Fargo Capital X 5.95%, due 12/1/86		425,000	466,437
				8,016,004
	Building Materials 0.9%
	Associated Materials LLC / AMH New Finance, Inc. 9.125%, due 11/1/17		2,000,000	1,870,000
	Cemex S.A.B. de C.V. 7.75%, due 4/16/26 (e)		1,400,000	1,554,000
				3,424,000
	Chemicals 0.9%
	Momentive Performance Materials, Inc. 4.69%, due 4/24/22		2,510,000	1,757,000
	Momentive Performance Materials, Inc. (Escrow Claim Shares) 10.00%, due 10/15/20 (b)(c)(d)		2,510,000	3
	PQ Corp. 6.75%, due 11/15/22 (e)		1,385,000	1,456,854
				3,213,857
	Commercial Services 2.4%
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.50%, due 4/1/23		730,000	724,525
	Herc Rentals, Inc. 7.50%, due 6/1/22 (e)		2,230,000	2,257,875
	Service Corp. International 5.375%, due 5/15/24		2,005,000	2,140,338
	United Rentals North America, Inc. 6.125%, due 6/15/23		3,485,000	3,648,359
				8,771,097
	Computers 1.1%
	Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 8.35%, due 7/15/46 (e)		620,000	708,042
	NCR Corp. 6.375%, due 12/15/23		3,300,000	3,415,500
				4,123,542
	Electric 1.1%
	Calpine Corp. 5.75%, due 1/15/25		4,170,000	4,164,787

	Entertainment 1.2%
	GLP Capital, L.P. / GLP Financing II, Inc. 5.375%, due 4/15/26		1,345,000	1,434,106
	Mohegan Tribal Gaming Authority 9.75%, due 9/1/21		1,400,000	1,506,750
	Scientific Games International, Inc. 10.00%, due 12/1/22		1,705,000	1,515,319
				4,456,175
	Finance - Auto Loans 1.0%
	Ally Financial, Inc. 8.00%, due 11/1/31		3,211,000	3,909,392

	Finance - Consumer Loans 3.1%
	Navient Corp. 8.00%, due 3/25/20		3,910,000	4,173,925
	OneMain Financial Holdings LLC 7.25%, due 12/15/21 (e)		3,500,000	3,500,000
	Springleaf Finance Corp.
	6.00%, due 6/1/20		2,855,000	2,769,350
	7.75%, due 10/1/21 (f)		1,270,000	1,260,475
				11,703,750
	Food 1.9%
	Minerva Luxembourg S.A. 7.75%, due 1/31/23 (e)		1,725,000	1,819,875
	Pilgrim's Pride Corp. 5.75%, due 3/15/25 (e)		2,665,000	2,698,312
	Post Holdings, Inc. 5.00%, due 8/15/26 (e)		1,585,000	1,580,047
	Smithfield Foods, Inc. 6.625%, due 8/15/22		1,000,000	1,057,710
				7,155,944
	Forest Products & Paper 0.3%
	Stora Enso OYJ 7.25%, due 4/15/36 (e)		1,000,000	1,080,000

	Gas 0.7%
	AmeriGas Partners, L.P. / AmeriGas Finance Corp. 5.875%, due 8/20/26		2,500,000	2,618,750

	Hand & Machine Tools 0.7%
	Milacron LLC / Mcron Finance Corp. 7.75%, due 2/15/21 (e)		2,375,000	2,493,750

	Health Care - Products 0.7%
	Alere, Inc. 6.50%, due 6/15/20		2,615,000	2,569,238

	Health Care - Services 4.1%
	CHS / Community Health Systems, Inc. 6.875%, due 2/1/22		4,375,000	3,762,500
¤	HCA, Inc.
	5.00%, due 3/15/24		3,810,000	4,000,500
	5.875%, due 5/1/23		2,600,000	2,782,000
	MPH Acquisition Holdings LLC 7.125%, due 6/1/24 (e)		1,050,000	1,120,219
	Tenet Healthcare Corp. 8.125%, due 4/1/22 (f)		3,300,000	3,407,250
				15,072,469
	Holding Company - Diversified 0.2%
	Stena AB 7.00%, due 2/1/24 (e)		991,000	779,798

	Home Builders 5.3%
	Beazer Homes USA, Inc.
	5.75%, due 6/15/19		780,000	761,475
	7.25%, due 2/1/23 (f)		2,720,000	2,393,600
	K. Hovnanian Enterprises, Inc.
	7.00%, due 1/15/19 (e)		2,350,000	1,645,000
	7.25%, due 10/15/20 (e)		1,755,000	1,601,437
	KB Home 7.50%, due 9/15/22		2,800,000	2,954,000
	Meritage Homes Corp. 6.00%, due 6/1/25 (f)		2,135,000	2,224,414
	PulteGroup, Inc. 7.875%, due 6/15/32		3,000,000	3,487,500
	Shea Homes, L.P. / Shea Homes Funding Corp.
	5.875%, due 4/1/23 (e)		358,000	363,370
	6.125%, due 4/1/25 (e)		500,000	510,310
	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 5.875%, due 6/15/24 (f)		3,650,000	3,759,500
				19,700,606
	Household Products & Wares 0.4%
	Spectrum Brands, Inc. 5.75%, due 7/15/25		1,450,000	1,569,625

	Insurance 4.1%
	Glen Meadow Pass-through Trust 6.505%, due 2/12/67 (a)(e)		5,650,000	4,192,752
	Liberty Mutual Group, Inc.
	7.80%, due 3/7/87 (e)		500,000	556,250
	10.75%, due 6/15/88 (a)(e)		500,000	735,000
¤	Lincoln National Corp.
	2.985%, due 5/17/66 (a)		3,840,000	2,769,600
	6.05%, due 4/20/67 (a)		3,000,000	2,145,000
	Oil Insurance, Ltd. 3.613%, due 12/29/49 (a)(e)		3,250,000	2,535,000
	Pacific Life Insurance Co.
	7.90%, due 12/30/23 (e)		1,300,000	1,640,648
	9.25%, due 6/15/39 (e)		500,000	775,407
				15,349,657
	Internet 0.1%
	Match Group, Inc. 6.375%, due 6/1/24 (e)		260,000	277,875

	Iron & Steel 2.7%
	AK Steel Corp.
	7.50%, due 7/15/23		600,000	633,000
	8.375%, due 4/1/22 (f)		2,700,000	2,706,750
¤	ArcelorMittal
	7.75%, due 3/1/41		490,000	504,700
	8.00%, due 10/15/39		5,000,000	5,300,000
	United States Steel Corp. 7.375%, due 4/1/20		875,000	875,000
				10,019,450
	Lodging 2.2%
	Boyd Gaming Corp. 6.375%, due 4/1/26 (e)		2,055,000	2,191,144
	MGM Resorts International 6.75%, due 10/1/20		2,664,000	2,943,720
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.50%, due 3/1/25 (e)		3,120,000	3,135,600
				8,270,464
	Machinery - Construction & Mining 0.8%
	Terex Corp. 6.00%, due 5/15/21		3,025,000	3,077,938

	Machinery - Diversified 0.8%
	Zebra Technologies Corp. 7.25%, due 10/15/22 (f)		2,915,000	3,111,762

	Media 6.9%
	Altice Luxembourg S.A. 7.75%, due 5/15/22 (e)		3,495,000	3,545,328
¤	CCO Holdings LLC / CCO Holdings Capital Corp.
	5.75%, due 1/15/24		3,450,000	3,639,750
	5.75%, due 2/15/26 (e)		1,190,000	1,255,450
	Clear Channel Worldwide Holdings, Inc.
	Series B 6.50%, due 11/15/22		1,000,000	1,035,000
	7.625%, due 3/15/20		1,872,000	1,853,280
	DISH DBS Corp. 6.75%, due 6/1/21		3,920,000	4,165,000
¤	iHeartCommunications, Inc. 9.00%, due 3/1/21 (f)		4,975,000	3,731,250
	Sirius XM Radio, Inc. 5.375%, due 7/15/26 (e)		2,000,000	2,038,760
	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 4.625%, due 2/15/26 (e)	EUR	1,500,000	1,777,621
	UPCB Finance IV, Ltd. 5.375%, due 1/15/25 (e)		$2,690,000	2,710,390
				25,751,829
	Mining 3.5%
	Aleris International, Inc. 7.875%, due 11/1/20		2,053,000	1,899,436
	Anglo American Capital PLC
	4.125%, due 4/15/21 (e)		437,000	423,890
	4.875%, due 5/14/25 (e)		1,007,000	979,308
	FMG Resources (August 2006) Pty, Ltd.
	6.875%, due 4/1/22 (e)		1,155,000	1,126,125
	9.75%, due 3/1/22 (e)		1,180,000	1,321,600
	Freeport-McMoRan, Inc.
	3.55%, due 3/1/22		1,450,000	1,239,750
	3.875%, due 3/15/23		1,690,000	1,453,484
	4.00%, due 11/14/21 (f)		165,000	147,262
	MMC Norilsk Nickel OJSC via MMC Finance, Ltd. 6.625%, due 10/14/22 (e)		2,515,000	2,793,189
	Teck Resources, Ltd.
	6.00%, due 8/15/40		1,050,000	792,750
	6.25%, due 7/15/41		1,250,000	956,250
				13,133,044
	Miscellaneous - Manufacturing 1.6%
	Bombardier, Inc. 6.125%, due 1/15/23 (e)		2,135,000	1,853,650
	Gates Global LLC / Gates Global Co. 6.00%, due 7/15/22 (e)		1,175,000	1,069,250
	Textron Financial Corp. 6.00%, due 2/15/67 (a)(e)		4,725,000	2,988,562
				5,911,462
	Oil & Gas 9.2%
	California Resources Corp. 8.00%, due 12/15/22 (e)		1,368,000	875,794
	Carrizo Oil & Gas, Inc. 6.25%, due 4/15/23		1,000,000	947,500
	Cenovus Energy, Inc. 6.75%, due 11/15/39		1,285,000	1,378,946
	CHC Helicopter S.A. 9.25%, due 10/15/20 (g)		1,543,500	742,809
	CITGO Petroleum Corp. 6.25%, due 8/15/22 (e)		3,415,000	3,295,475
	Concho Resources, Inc. 6.50%, due 1/15/22		1,730,000	1,760,275
	Continental Resources, Inc. 5.00%, due 9/15/22		2,600,000	2,431,000
	Gazprom OAO Via Gaz Capital S.A. Series Reg S 7.288%, due 8/16/37		3,480,000	3,906,300
	Hilcorp Energy I, L.P. / Hilcorp Finance Co. 7.625%, due 4/15/21 (e)		3,155,000	3,225,988
	Marathon Petroleum Corp. 5.00%, due 9/15/54		1,660,000	1,449,363
	Petrobras Global Finance B.V.
	6.25%, due 3/17/24		1,310,000	1,228,125
	6.875%, due 1/20/40		1,900,000	1,574,055
	7.25%, due 3/17/44 (f)		1,960,000	1,672,272
	8.75%, due 5/23/26 (f)		100,000	103,970
	Precision Drilling Corp. 6.50%, due 12/15/21		1,640,000	1,492,400
	Sanchez Energy Corp. 6.125%, due 1/15/23		1,400,000	941,500
	Sunoco, L.P. / Sunoco Finance Corp. 5.50%, due 8/1/20 (e)		1,160,000	1,174,500
	Transocean, Inc. 6.80%, due 3/15/38		3,500,000	2,065,000
	Valero Energy Corp. 6.625%, due 6/15/37		965,000	1,078,891
	Whiting Petroleum Corp. 5.75%, due 3/15/21 (f)		3,310,000	2,772,125
				34,116,288
	Oil & Gas Services 1.2%
	CGG S.A. 6.50%, due 6/1/21 (f)		3,800,000	1,710,000
	PHI, Inc. 5.25%, due 3/15/19		1,895,000	1,743,400
	Weatherford International, Ltd. 6.75%, due 9/15/40		1,160,000	835,200
				4,288,600
	Packaging & Containers 4.5%
	Albea Beauty Holdings S.A. 8.375%, due 11/1/19 (e)		2,470,000	2,599,675
	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
	6.00%, due 6/30/21 (e)		1,350,000	1,373,625
	7.25%, due 5/15/24 (e)		1,200,000	1,266,000
	Novelis, Inc. 8.75%, due 12/15/20		2,685,000	2,799,112
¤	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer LU
	7.00%, due 7/15/24 (e)		3,195,000	3,376,716
	8.25%, due 2/15/21		2,750,000	2,860,000
	Sealed Air Corp. 5.50%, due 9/15/25 (e)		2,465,000	2,631,388
				16,906,516
	Pharmaceuticals 1.3%
	Endo Ltd. / Endo Finance LLC / Endo Finco, Inc. 6.00%, due 7/15/23 (e)		1,890,000	1,647,853
	Valeant Pharmaceuticals International, Inc. 5.625%, due 12/1/21 (e)		3,710,000	3,167,413
				4,815,266
	Pipelines 1.6%
	MPLX, L.P. 4.875%, due 6/1/25 (e)		1,695,000	1,693,480
	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp.
	4.25%, due 11/15/23 (f)		2,200,000	2,040,500
	6.875%, due 2/1/21		2,015,000	2,065,375
				5,799,355
	Private Equity 1.2%
	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp. 5.875%, due 2/1/22		4,650,000	4,440,750

	Real Estate Investment Trusts 1.3%
	Iron Mountain, Inc. 6.00%, due 8/15/23		3,190,000	3,389,375
	MPT Operating Partnership, L.P. / MPT Finance Corp. 5.25%, due 8/1/26		1,205,000	1,266,756
				4,656,131
	Retail 1.0%
	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC 5.25%, due 6/1/26 (e)		2,200,000	2,327,864
	Suburban Propane Partners, L.P. / Suburban Energy Finance Corp. 5.75%, due 3/1/25 (f)		1,410,000	1,402,950
				3,730,814
	Semiconductors 1.7%
	Qorvo, Inc. 6.75%, due 12/1/23 (e)		3,265,000	3,509,875
	Sensata Technologies UK Financing Co. PLC 6.25%, due 2/15/26 (e)		2,485,000	2,686,906
				6,196,781
	Software 1.6%
	First Data Corp. 7.00%, due 12/1/23 (e)		4,000,000	4,115,000
	MSCI, Inc. 5.75%, due 8/15/25 (e)		1,765,000	1,922,438
				6,037,438
	Telecommunications 10.1%
	CenturyLink, Inc. 6.75%, due 12/1/23 (f)		3,585,000	3,728,400
	CommScope Technologies Finance LLC 6.00%, due 6/15/25 (e)		2,230,000	2,352,650
¤	Frontier Communications Corp.
	6.25%, due 9/15/21		900,000	875,250
	11.00%, due 9/15/25		5,050,000	5,390,875
	Hughes Satellite Systems Corp. 7.625%, due 6/15/21		1,960,000	2,097,200
	Level 3 Financing, Inc.
	5.375%, due 1/15/24		2,860,000	2,999,425
	5.375%, due 5/1/25 (f)		230,000	241,500
¤	Sprint Capital Corp.
	6.875%, due 11/15/28		6,185,000	5,303,637
	8.75%, due 3/15/32		885,000	825,263
	Sprint Communications, Inc. 6.00%, due 11/15/22 (f)		3,775,000	3,238,497
¤	T-Mobile USA, Inc.
	6.125%, due 1/15/22		2,225,000	2,343,203
	6.50%, due 1/15/26 (f)		3,700,000	4,007,100
	Telecom Italia Capital S.A. 7.20%, due 7/18/36		3,325,000	3,424,750
	Windstream Services LLC 7.50%, due 4/1/23		920,000	832,600
				37,660,350
	Transportation 1.9%
	Hapag-Lloyd A.G. 9.75%, due 10/15/17 (e)		2,096,000	2,090,760
	Hornbeck Offshore Services, Inc. 5.00%, due 3/1/21		2,385,000	1,496,587
	XPO Logistics, Inc. 6.50%, due 6/15/22 (e)		3,675,000	3,638,250
				7,225,597
	Total Corporate Bonds (Cost $354,373,672)			347,805,832

	Foreign Bond 0.7%
	Packaging & Containers 0.7%
	Rexam PLC Series Reg S 6.75%, due 6/29/67 (a)	EUR	2,500,000	2,795,113

	Total Foreign Bond (Cost $3,337,992)			2,795,113

	Loan Assignments 4.1% (h)
	Auto Parts & Equipment 0.6%
	Allison Transmission, Inc. New Term Loan B3 3.50%, due 8/23/19		$2,351,480	2,352,550

	Commercial Services 0.4%
	Neff Rental LLC 2nd Lien Term Loan 7.25%, due 6/9/21		1,600,000	1,568,000

	Entertainment 1.3%
	Scientific Games International, Inc. 2014 Term Loan B1 6.00%, due 10/18/20		4,875,000	4,868,906

	Food Services 0.2%
	Aramark Services, Inc. USD Term Loan F 3.25%, due 2/24/21		851,103	852,698

	Health Care - Products 0.8%
	Ortho-Clinical Diagnostics, Inc. Term Loan B 4.75%, due 6/30/21		2,958,394	2,860,767

	Media 0.8%
	Charter Communications Operating LLC Term Loan F 3.00%, due 1/4/21		373,902	373,694
¤	iHeartCommunications, Inc. Term Loan D 7.25%, due 1/30/19		3,127,798	2,422,089
				2,795,783
	Total Loan Assignments (Cost $15,984,120)			15,298,704

	Mortgage-Backed Securities 0.4%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.3%
	Banc of America Commercial Mortgage Trust Series 2005-J, Class 1A1 2.801%, due 11/25/35 (i)		325,105	288,589
	IndyMac Index Mortgage Loan Trust Series 2004-AR4, Class 3A 2.902%, due 8/25/34 (i)		343,144	328,692
	Structured Asset Securities Corp. Series 2005-11H, Class A2 5.00%, due 6/25/35 (c)		62,847	62,565
	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A2 3.079%, due 7/25/36 (i)		367,470	353,274
				1,033,120
	Residential Mortgages (Collateralized Mortgage Obligations) 0.1%
	Deutsche Alt-A Securities, Inc. Alternate Loan Trust Series 2005-5, Class 1A3 5.50%, due 11/25/35 (a)		214,798	203,158
	WaMu Mortgage Pass-Through Certificates Series 2006-AR14, Class 1A1 2.202%, due 11/25/36 (i)		371,799	328,436
				531,594
	Total Mortgage-Backed Securities (Cost $1,467,138)			1,564,714

	U.S. Government 2.6%
¤	United States Treasury Notes 1.25%, due 3/31/21		9,500,000	9,601,678
	Total U.S. Government (Cost $9,603,462)			9,601,678
	Total Long-Term Bonds (Cost $387,341,616)			378,845,229

	Short-Term Investment 2.0%
	Repurchase Agreement 2.0%
	Fixed Income Clearing Corp. 0.03%, dated 7/29/16 due 8/1/16 Proceeds at Maturity $7,629,302 (Collateralized by a United States Treasury Note with a rate of 1.625% and a maturity date of 11/30/20, with a Principal Amount of $7,565,000 and a Market Value of $7,782,494)		7,629,283	7,629,283
	Total Short-Term Investment (Cost $7,629,283)			7,629,283
	Total Investments, Before Investments Sold Short (Cost $394,970,899) (j)		103.8%	386,474,512

	Long-Term Bonds Sold Short (4.7%)
	Corporate Bonds Sold Short (1.2%)
	Oil & Gas (1.1%)
	Noble Energy, Inc. 4.15%, due 12/15/21		(3,750,000)	(3,974,970)

	Oil & Gas Services (0.1%)
	Weatherford International, Ltd. 9.625%, due 3/1/19		(463,000)	(511,615)

	Total Corporate Bonds Sold Short (Proceeds $4,029,430)			(4,486,585)

	U.S. Government Security Sold Short (3.5%)
	United States Treasury Notes 1.00%, due 5/31/18		(13,000,000)	(13,076,674)
	Total U.S. Government Security Sold Short (Proceeds $13,086,979)			(13,076,674)
	Total Long-Term Bonds Sold Short (Proceeds $17,116,409)			(17,563,259)
	Total Investments, Net of Investments Sold Short (Cost $377,854,490)		99.1	368,911,253
	Other Assets, Less Liabilities		0.9	3,164,940
	Net Assets		100.0%	$372,076,193

¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of July 31, 2016.
(b)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2016, the total market value of these securities was $9,489, which represented less than one-tenth of a percent of the Fund's net assets.
(c)	Illiquid security - As of July 31, 2016, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $72,054, which represented less than one-tenth of a percent of the Fund's net assets.
(d)	Restricted security.
(e)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(f)	Security, or a portion thereof, was maintained in a segregated account at the Fund's custodian as collateral for securities Sold Short.
(g)	Issue in default.
(h)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown was the weighted average interest rate of all contracts within the floating rate loan facility as of July 31, 2016.
(i)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of July 31, 2016.
(j)	As of July 31, 2016, cost was $394,986,116 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$12,626,951
Gross unrealized depreciation	(21,138,555)
Net unrealized depreciation	$(8,511,604)

The following abbreviations are used in the preceding pages:
EUR	—Euro

As of July 31, 2016, the Fund held the following foreign currency forward contracts:

Foreign Currency Sales Contracts	Expiration Date	Counterparty	Contract Amount Sold		Contract Amount Purchased		Unrealized Depreciation
Euro vs. U.S. Dollar	11/1/16	JPMorgan Chase Bank	EUR	4,171,000	USD	4,607,745	(73,422)

As of July 31, 2016, the Fund held the following centrally cleared credit default swap contract1:

Reference Entity	Termination Date	Buy/Sell Protection[2]	Notional Amount (000)[3]	Receive/(Pay) Fixed Rate[4]	Upfront Premiums Received/(Paid)	Value	Unrealized Appreciation/ (Depreciation)[5]
Markit CDX North American High Yield Series 26	6/20/2021	Sell	$10,000	5.00%	$456,193	$413,584	$(42,609)

As of July 31, 2016, the Fund held the following OTC credit default swap contract:

Reference Entity	Counterparty	Termination Date	Buy/Sell Protection[2]	Notional Amount (000)[3]	Receive/(Pay) Fixed Rate[4]	Upfront Premiums Received/(Paid)	Value	Unrealized Appreciation/ (Depreciation)[5]
Staples, Inc. 2.75%, 1/12/18	Credit Suisse First Boston	6/20/2019	Buy	$12,500	(1.00)%	$(503,210)	$(35,290)	$(538,500)

1. As of July 31, 2016, cash in the amount of $567,249 was on deposit with a broker for centrally cleared swap agreements.

2. Buy—Fund pays premium and buys credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

    Sell—Fund receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

3. The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

4. The annual fixed rate represents the interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) annually on the notional amount of the credit default swap contract.

5. Represents the difference between the value of the credit default swap contracts at the time they were opened and the value at July 31, 2016.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$1,769,702	$—	$1,769,702
Convertible Bond (b)	—	—	9,486	9,486
Corporate Bonds (c)	—	347,805,829	3	347,805,832
Foreign Bond	—	2,795,113	—	2,795,113
Loan Assignments	—	15,298,704	—	15,298,704
Mortgage-Backed Securities	—	1,564,714	—	1,564,714
U.S. Government	—	9,601,678	—	9,601,678
Total Long-Term Bonds	—	378,835,740	9,489	378,845,229
Short-Term Investment
Repurchase Agreement	—	7,629,283	—	7,629,283
Total Investments in Securities	$—	$386,465,023	$9,489	$386,474,512

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities Sold Short (a)
Long-Term Bonds Sold Short
Corporate Bonds Sold Short	$—	$(4,486,585)	$—	$(4,486,585)
U.S. Government Sold Short	—	(13,076,674)	—	(13,076,674)
Total Long-Term Bonds Sold Short	—	(17,563,259)	—	(17,563,259)
Other Financial Instruments
Foreign Currency Forward Contracts (d)	—	(73,422)	—	(73,422)
Credit Default Swap Contracts (d)	—	(581,109)	—	(581,109)
Total Other Financial Instruments	—	(654,531)	—	(654,531)
Total Investments in Securities Sold Short and Other Financial Instruments	$—	$(18,217,790)	$—	$(18,217,790)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $9,486 is held in Mining within the Convertible Bond section of the Portfolio of Investments.

(c)	The Level 3 security valued at $3 is held in Chemicals within the Corporate Bonds section of the Portfolio of Investments.

(d)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales (a)	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2016
Long-Term Bonds
Convertible Bond
Mining	$9,375	$-	$-	$111	$-	$-	$-	$-	$9,486	$111
Corporate Bonds
Chemicals	3	-	-	-	-	-	-	-	3	-
Loan Assignments
Food Services	38,668	323	306	(239)	-	(39,058)	-	-	-	-
Real Estate	163,289	1,457	762	(570)	-	(164,938)	-	-	-	-
Total	$211,335	$1,780	$1,068	$(698)	$-	$(203,996)	$-	$-	$9,489	$111

(a) Sales include principal reductions.

As of July 31, 2016, the Fund held the following restricted securities:

Security	Date of Acquisition	Principal Amount	Cost	7/31/16 Value	Percent of Net Assets
Aleris International, Inc.
Convertible Bond 6.00%, due 6/1/20	7/6/10	$11,797	$8,872	$9,486	0.0	%‡
Momentive Performance Materials, Inc. (Escrow Claim Shares)
Corporate Bond 10.00%, due 10/15/20	10/28/14	2,510,000	—	3	0.0	‡
Total			$8,872	$9,489	0.0	%‡

‡ Less than one-tenth of a percent.

MainStay ICAP Equity Fund
Portfolio of Investments July 31, 2016 (Unaudited)

		Shares	Value
	Common Stocks 99.2% †
	Aerospace & Defense 2.6%
	Honeywell International, Inc.	186,279	$21,669,836

	Airlines 1.4%
	Delta Air Lines, Inc.	309,590	11,996,613

	Auto Components 3.1%
¤	Johnson Controls, Inc.	565,711	25,977,449

	Banks 8.5%
¤	Citigroup, Inc.	587,520	25,739,251
	M&T Bank Corp.	157,230	18,012,269
¤	Wells Fargo & Co.	584,660	28,046,140
			71,797,660
	Beverages 1.3%
	Molson Coors Brewing Co. Class B	103,920	10,616,467

	Capital Markets 3.6%
	Goldman Sachs Group, Inc. (The)	84,268	13,382,601
	Northern Trust Corp.	247,355	16,718,725
			30,101,326
	Chemicals 1.5%
	PPG Industries, Inc.	121,890	12,763,102

	Consumer Finance 5.9%
	Ally Financial, Inc.	1,273,310	22,970,513
¤	American Express Co.	421,770	27,187,294
			50,157,807
	Diversified Financial Services 3.0%
	Intercontinental Exchange, Inc.	95,481	25,226,080

	Electrical Equipment 1.3%
	Sensata Technologies Holding N.V. (a)	295,010	11,186,779

	Food & Staples Retailing 2.1%
	CVS Health Corp.	194,770	18,059,074

	Health Care Equipment & Supplies 5.5%
¤	Abbott Laboratories	759,180	33,973,305
	Medtronic PLC	145,156	12,720,020
			46,693,325
	Health Care Providers & Services 5.4%
	Laboratory Corp. of America Holdings (a)	102,640	14,324,438
¤	McKesson Corp.	160,530	31,232,717
			45,557,155
	Hotels, Restaurants & Leisure 1.7%
	Las Vegas Sands Corp.	286,280	14,500,082

	Household Durables 4.4%
	Newell Brands, Inc.	297,120	15,586,915
	Whirlpool Corp.	114,255	21,978,092
			37,565,007
	Industrial Conglomerates 1.8%
	General Electric Co.	493,837	15,378,084

	Internet Software & Services 1.6%
	Alphabet, Inc. Class C (a)	18,140	13,945,851

	IT Services 1.8%
	Cognizant Technology Solutions Corp. Class A (a)	268,700	15,447,563

	Machinery 1.3%
	Pentair PLC	166,590	10,631,774

	Media 14.4%
	Charter Communications, Inc. Class A (a)	44,950	10,557,406
	Comcast Corp. Class A	363,143	24,421,367
	Discovery Communications, Inc. Class C (a)	611,490	15,005,964
	DISH Network Corp. Class A (a)	249,633	13,335,395
	Grupo Televisa S.A.B., Sponsored ADR	432,640	11,495,245
	Liberty SiriusXM Group Class C (a)	332,183	11,709,451
	Omnicom Group, Inc.	193,585	15,930,110
	Twenty-First Century Fox, Inc. Class A	730,400	19,457,856
			121,912,794
	Oil, Gas & Consumable Fuels 3.4%
¤	Royal Dutch Shell PLC Class A, Sponsored ADR	559,014	28,951,335

	Pharmaceuticals 6.5%
¤	Allergan PLC (a)	122,685	31,033,171
	Mallinckrodt PLC (a)	123,740	8,332,651
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	294,570	15,759,495
			55,125,317
	Real Estate Investment Trusts 2.0%
	American Tower Corp.	142,946	16,548,859

	Semiconductors & Semiconductor Equipment 5.0%
	Intel Corp.	678,950	23,668,197
	NXP Semiconductors N.V. (a)	221,270	18,606,594
			42,274,791
	Software 3.5%
¤	Oracle Corp.	725,808	29,787,160

	Technology Hardware, Storage & Peripherals 3.9%
¤	Apple, Inc.	316,070	32,937,655

	Wireless Telecommunication Services 2.7%
	Vodafone Group PLC, Sponsored ADR	749,210	23,150,589

	Total Common Stocks (Cost $770,792,394)		839,959,534

		Principal Amount
	Short-Term Investment 0.7%
	Repurchase Agreement 0.7%
	Fixed Income Clearing Corp. 0.03%, dated 7/29/16 due 8/1/16 Proceeds at Maturity $5,598,868 (Collateralized by a United States Treasury Note with a rate of 1.75% and a maturity date of 12/31/20, with a Principal Amount of $5,540,000 and a Market Value of $5,713,125)	$5,598,854	5,598,854

	Total Short-Term Investment (Cost $5,598,854)		5,598,854
	Total Investments (Cost $776,391,248) (b)	99.9%	845,558,388
	Other Assets, Less Liabilities	0.1	729,675
	Net Assets	100.0%	$846,288,063

¤	Among the Fund's 10 largest holdings, as of July 31, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	As of July 31, 2016, cost was $782,801,563 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$93,300,688
Gross unrealized depreciation	(30,543,863)
Net unrealized appreciation	$62,756,825

The following abbreviation is used in the preceding pages:
ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$839,959,534	$—	$—	$839,959,534
Short-Term Investment
Repurchase Agreement	—	5,598,854	—	5,598,854
Total Investments in Securities	$839,959,534	$5,598,854	$—	$845,558,388

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2016, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay ICAP International Fund

Portfolio of Investments July 31, 2016 (Unaudited)

		Shares	Value
	Common Stocks 96.6% †
	Canada 2.8%
	Fairfax Financial Holdings, Ltd. (Insurance)	24,320	$13,038,902
	Industrial Alliance Insurance & Financial Services, Inc. (Insurance)	715,010	23,274,174
			36,313,076
	China 1.5%
	Baidu, Inc., Sponsored ADR (Internet Software & Services) (a)	119,790	19,118,484

	France 12.6%
	Pernod Ricard S.A. (Beverages)	343,490	39,247,047
	Safran S.A. (Aerospace & Defense)	397,130	26,994,685
¤	Sanofi (Pharmaceuticals)	469,430	39,965,269
	Sodexo S.A. (Hotels, Restaurants & Leisure)	180,390	21,125,572
	TOTAL S.A. (Oil, Gas & Consumable Fuels)	753,090	36,001,995
			163,334,568
	Germany 10.3%
	E.ON S.E. (Multi-Utilities)	2,824,030	30,284,504
¤	Merck KGaA (Pharmaceuticals)	384,816	42,488,969
	SAP S.E. (Software)	409,150	35,867,078
	Siemens A.G. Registered (Industrial Conglomerates)	225,790	24,516,325
			133,156,876
	Hong Kong 5.8%
¤	CK Hutchison Holdings, Ltd. (Industrial Conglomerates)	4,440,250	51,966,217
	Sands China, Ltd. (Hotels, Restaurants & Leisure)	6,102,640	23,282,912
			75,249,129
	India 2.0%
	ICICI Bank, Ltd., Sponsored ADR (Banks)	3,441,500	26,086,570

	Israel 2.2%
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR (Pharmaceuticals)	520,870	27,866,545

	Japan 7.8%
	Bridgestone Corp. (Auto Components)	799,690	28,222,509
	Daiwa Securities Group, Inc. (Capital Markets)	4,984,850	28,594,430
¤	Mitsubishi Estate Co., Ltd. (Real Estate Management & Development)	2,295,750	43,401,791
			100,218,730
	Mexico 2.8%
	Grupo Televisa S.A.B., Sponsored ADR (Media)	1,360,180	36,139,983

	Netherlands 14.1%
	ABN AMRO Group N.V., CVA (Banks) (b)	1,440,060	26,757,997
	Akzo Nobel N.V. (Chemicals)	602,956	39,071,131
	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)	304,950	33,732,034
	ING Groep N.V. (Banks)	1,677,320	18,752,446
	Koninklijke DSM N.V. (Chemicals)	601,786	38,524,358
	Royal Dutch Shell PLC Class A (Oil, Gas & Consumable Fuels)	1,009,370	25,968,935
			182,806,901
	Portugal 1.4%
	NOS SGPS S.A. (Media)	2,737,540	18,335,881

	Republic of Korea 4.5%
¤	Samsung Electronics Co., Ltd., GDR (Technology Hardware, Storage & Peripherals)	84,971	58,332,591

	Spain 3.2%
	Aena S.A. (Transportation Infrastructure) (b)	157,540	22,720,744
	Endesa S.A. (Electric Utilities)	891,690	18,736,920
			41,457,664
	Switzerland 16.1%
	ABB, Ltd. Registered (Electrical Equipment) (a)	1,805,600	38,377,383
¤	Julius Baer Group, Ltd. (Capital Markets) (a)	1,239,460	50,872,595
¤	LafargeHolcim, Ltd. Registered (Construction Materials) (a)	1,141,355	54,312,106
¤	Novartis A.G. Registered (Pharmaceuticals)	776,810	64,360,135
			207,922,219
	United Kingdom 8.2%
	Meggitt PLC (Aerospace & Defense)	1,790,624	10,382,098
¤	Royal Bank of Scotland Group PLC (Banks) (a)	16,587,440	42,236,888
¤	Vodafone Group PLC, Sponsored ADR (Wireless Telecommunication Services)	1,740,534	53,782,500
			106,401,486
	United States 1.3%
	LivaNova PLC (Health Care Equipment & Supplies) (a)	321,430	16,730,432

	Total Common Stocks (Cost $1,221,326,648)		1,249,471,135
		Principal Amount
	Short-Term Investment 1.5%
	Repurchase Agreement 1.5%
	United States 1.5%
	Fixed Income Clearing Corp. 0.03%, dated 7/29/16 due 8/1/16 Proceeds at Maturity $19,816,786 (Collateralized by a United State Treasury Note with a rate of 1.75% and a maturity date of 12/31/20, with a Principal Amount of $19,605,000 and a Market Value of $20,217,656) (Capital Markets)	$19,816,737	19,816,737

	Total Short-Term Investment (Cost $19,816,737)		19,816,737
	Total Investments (Cost $1,241,143,385) (c)	98.1%	1,269,287,872
	Other Assets, Less Liabilities	1.9	24,997,767
	Net Assets	100.0%	$1,294,285,639

¤	Among the Fund's 10 largest holdings, as of July 31, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	As of July 31, 2016, cost was $1,258,133,947 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$115,824,290
Gross unrealized depreciation	(104,670,365)
Net unrealized appreciation	$11,153,925

The following abbreviations are used in the preceding pages:
ADR	—American Depositary Receipt
CVA	—Company Voluntary Agreement
GDR	—Global Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,249,471,135	$—	$—	$1,249,471,135
Short-Term Investment
Repurchase Agreement	—	19,816,737	—	19,816,737
Total Investments in Securities	$1,249,471,135	$19,816,737	$—	$1,269,287,872

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2016, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay ICAP Select Equity Fund

Portfolio of Investments July 31, 2016 (Unaudited)

		Shares	Value
	Common Stocks 99.7% †
	Aerospace & Defense 3.5%
	Honeywell International, Inc.	597,940	$69,558,360

	Airlines 1.8%
	Delta Air Lines, Inc.	914,850	35,450,438

	Auto Components 4.3%
¤	Johnson Controls, Inc.	1,856,335	85,242,903

	Banks 9.3%
	Citigroup, Inc.	1,742,767	76,350,622
	M&T Bank Corp.	388,510	44,507,706
	Wells Fargo & Co.	1,334,310	64,006,851
			184,865,179
	Capital Markets 1.4%
	Goldman Sachs Group, Inc. (The)	180,170	28,612,798

	Consumer Finance 6.4%
	Ally Financial, Inc.	3,566,220	64,334,609
	American Express Co.	977,520	63,010,939
			127,345,548
	Diversified Financial Services 3.8%
¤	Intercontinental Exchange, Inc.	291,120	76,913,904

	Electrical Equipment 1.9%
	Sensata Technologies Holding N.V. (a)	1,004,650	38,096,328

	Food & Staples Retailing 2.6%
	CVS Health Corp.	563,070	52,207,850

	Health Care Equipment & Supplies 6.9%
¤	Abbott Laboratories	1,777,020	79,521,645
	Medtronic PLC	660,883	57,913,177
			137,434,822
	Health Care Providers & Services 5.3%
	Laboratory Corp. of America Holdings (a)	60,560	8,451,754
¤	McKesson Corp.	498,260	96,941,465
			105,393,219
	Household Durables 5.6%
	Newell Brands, Inc.	688,640	36,126,054
	Whirlpool Corp.	390,055	75,030,980
			111,157,034
	Internet Software & Services 2.6%
	Alphabet, Inc. Class C (a)	67,830	52,147,026

	IT Services 2.5%
	Cognizant Technology Solutions Corp. Class A (a)	875,190	50,314,673

	Media 14.2%
¤	Comcast Corp. Class A	1,489,380	100,160,805
	DISH Network Corp. Class A (a)	1,371,730	73,277,817
	Grupo Televisa S.A.B., Sponsored ADR	1,505,700	40,006,449
	Twenty-First Century Fox, Inc. Class A	2,657,224	70,788,447
			284,233,518
	Oil, Gas & Consumable Fuels 5.0%
¤	Royal Dutch Shell PLC Class A, Sponsored ADR	1,942,824	100,618,855

	Pharmaceuticals 6.5%
¤	Allergan PLC (a)	347,375	87,868,506
	Mallinckrodt PLC (a)	495,845	33,390,203
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	157,500	8,426,250
			129,684,959
	Real Estate Investment Trusts 2.9%
	American Tower Corp.	494,460	57,243,634

	Semiconductors & Semiconductor Equipment 3.9%
¤	Intel Corp.	2,231,290	77,782,769

	Software 4.9%
¤	Oracle Corp.	2,405,760	98,732,391

	Technology Hardware, Storage & Peripherals 4.4%
¤	Apple, Inc.	840,200	87,557,242

	Total Common Stocks (Cost $1,818,807,030)		1,990,593,450
		Principal Amount
	Short-Term Investment 1.9%
	Repurchase Agreement 1.9%
	Fixed Income Clearing Corp. 0.03%, dated 7/29/16 due 8/1/16 Proceeds at Maturity $37,212,602 (Collateralized by a United States Treasury Note with a rate of 1.75% and a maturity date of 12/31/20, with a Principal Amount of $36,810,000 and a Market Value of $37,960,313)	$37,212,509	37,212,509

	Total Short-Term Investment (Cost $37,212,509)		37,212,509
	Total Investments (Cost $1,856,019,539) (b)	101.6%	2,027,805,959
	Other Assets, Less Liabilities	(1.6)	(31,547,199)
	Net Assets	100.0%	$1,996,258,760

¤	Among the Fund's 10 largest holdings, as of July 31, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	As of July 31, 2016, cost was $1,872,378,522 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$202,258,634
Gross unrealized depreciation	(46,831,197)
Net unrealized appreciation	$155,427,437

The following abbreviation is used in the preceding page:
ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,990,593,450	$—	$—	$1,990,593,450
Short-Term Investment
Repurchase Agreement	—	37,212,509	—	37,212,509
Total Investments in Securities	$1,990,593,450	$37,212,509	$—	$2,027,805,959

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2016, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Indexed Bond Fund

Portfolio of Investments July 31, 2016 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 94.3%†
	Asset-Backed Securities 0.7%
	Auto Floor Plan 0.2%
	Ford Credit Floorplan Master Owner Trust A Series 2013-4, Class A 1.031%, due 6/15/20 (a)	$600,000	$600,247

	Automobile 0.4%
	Ally Auto Receivables Trust Series 2014-3, Class A3 1.28%, due 6/17/19	794,699	796,684
	Chesapeake Funding LLC Series 2013-1A, Class A 0.92%, due 1/7/25 (a)(b)	287,093	287,009
			1,083,693
	Home Equity 0.1%
	Equity One Mortgage Pass-Through Trust Series 2003-4, Class AF6 5.333%, due 10/25/34 (c)	36,537	36,726
	RAMP Trust Series 2003-RZ5, Class A7 5.47%, due 9/25/33 (c)	11,775	12,098
	Saxon Asset Securities Trust Series 2003-1, Class AF5 5.197%, due 6/25/33 (c)	93,911	95,749
			144,573
	Total Asset-Backed Securities (Cost $1,822,530)		1,828,513

	Corporate Bonds 23.6%
	Aerospace & Defense 0.7%
	Boeing Co. (The) 2.35%, due 10/30/21	500,000	520,864
	General Dynamics Corp. 3.60%, due 11/15/42	250,000	270,205
	L-3 Communications Corp. 5.20%, due 10/15/19	100,000	110,210
	Lockheed Martin Corp. 4.70%, due 5/15/46	425,000	515,169
	Northrop Grumman Corp. 5.05%, due 8/1/19	100,000	110,168
	United Technologies Corp. 3.10%, due 6/1/22	300,000	322,132
			1,848,748
	Agriculture 0.1%
	Archer-Daniels-Midland Co. 4.535%, due 3/26/42	216,000	256,251

	Airlines 0.0%‡
	Continental Airlines, Inc. Series 1992-2, Class A1 7.256%, due 9/15/21	28,856	31,309

	Apparel 0.0%‡
	VF Corp. 6.45%, due 11/1/37	50,000	71,803

	Auto Manufacturers 0.6%
	Daimler Finance N.A. LLC 8.50%, due 1/18/31	150,000	249,852
	Ford Motor Credit Co. LLC 4.375%, due 8/6/23	500,000	545,585
	General Motors Financial Co., Inc. 5.25%, due 3/1/26	400,000	446,620
	Toyota Motor Credit Corp. 3.40%, due 9/15/21	200,000	216,785
			1,458,842
	Banks 3.8%
	Bank of America Corp.
	5.00%, due 1/21/44	400,000	474,668
	5.70%, due 1/24/22	325,000	380,577
	Bank of Nova Scotia (The) 2.05%, due 6/5/19	250,000	254,069
	BNP Paribas S.A. 3.25%, due 3/3/23	250,000	262,628
	Capital One Financial Corp. 3.75%, due 4/24/24	250,000	264,637
	Citigroup, Inc. 5.875%, due 2/22/33	450,000	519,111
	Cooperatieve Rabobank UA 5.75%, due 12/1/43	250,000	309,686
	Credit Suisse A.G. 3.625%, due 9/9/24	550,000	573,279
	Goldman Sachs Group, Inc. (The)
	3.625%, due 1/22/23	150,000	159,039
	4.25%, due 10/21/25	300,000	316,959
	6.00%, due 6/15/20	900,000	1,029,851
	HSBC Holdings PLC 4.30%, due 3/8/26	300,000	321,701
	JPMorgan Chase & Co.
	4.40%, due 7/22/20	750,000	821,581
	4.85%, due 2/1/44	350,000	426,554
	JPMorgan Chase Bank N.A. 6.00%, due 10/1/17	400,000	420,947
	Morgan Stanley
	4.00%, due 7/23/25	200,000	215,647
	5.50%, due 7/24/20	1,000,000	1,129,647
	Northern Trust Corp. 3.45%, due 11/4/20	100,000	106,996
	PNC Funding Corp. 5.125%, due 2/8/20	500,000	559,484
	State Street Bank & Trust Co. 5.25%, due 10/15/18	100,000	108,124
	SunTrust Bank 5.40%, due 4/1/20	15,000	16,715
	Wachovia Corp. 5.50%, due 8/1/35	125,000	148,436
	Wells Fargo & Co.
	4.48%, due 1/16/24	353,000	391,712
	4.60%, due 4/1/21	250,000	279,288
	Wells Fargo Bank N.A. 5.95%, due 8/26/36	150,000	194,667
	Westpac Banking Corp. 4.625%, due 6/1/18	50,000	52,654
			9,738,657
	Beverages 0.7%
	Anheuser-Busch InBev Finance, Inc. 4.90%, due 2/1/46	500,000	609,060
	Anheuser-Busch InBev Worldwide, Inc. 3.75%, due 7/15/42	200,000	206,991
	Brown-Forman Corp. 3.75%, due 1/15/43	50,000	52,148
	Coca-Cola Co. (The) 3.15%, due 11/15/20	275,000	296,201
	Diageo Capital PLC 2.625%, due 4/29/23	350,000	364,544
	Pepsi Bottling Group, Inc. (The) 7.00%, due 3/1/29	60,000	87,138
	PepsiCo, Inc. 2.85%, due 2/24/26	250,000	265,951
			1,882,033
	Biotechnology 0.6%
	Amgen, Inc.
	3.125%, due 5/1/25	450,000	474,861
	3.45%, due 10/1/20	150,000	161,020
	Celgene Corp. 3.625%, due 5/15/24	250,000	265,559
	Gilead Sciences, Inc. 3.70%, due 4/1/24	500,000	542,937
			1,444,377
	Chemicals 0.5%
	Dow Chemical Co. (The) 4.125%, due 11/15/21	350,000	384,450
	E.I. du Pont de Nemours & Co. 3.625%, due 1/15/21	100,000	107,643
	Eastman Chemical Co. 4.50%, due 1/15/21	50,000	54,992
	LYB International Finance B.V. 4.00%, due 7/15/23	200,000	218,438
	Monsanto Co. 4.40%, due 7/15/44	250,000	256,621
	Potash Corporation of Saskatchewan, Inc. 4.875%, due 3/30/20	150,000	165,495
	Rohm & Haas Co. 7.85%, due 7/15/29	100,000	140,721
			1,328,360
	Computers 0.3%
	Apple, Inc. 4.45%, due 5/6/44	250,000	277,729
	Hewlett Packard Enterprise Co. 3.60%, due 10/15/20 (b)	400,000	421,878
	HP, Inc. 4.375%, due 9/15/21	150,000	161,504
			861,111
	Cosmetics & Personal Care 0.1%
	Procter & Gamble Co. (The) 2.70%, due 2/2/26	250,000	266,343

	Diversified Financial Services 0.2%
	GE Capital International Funding Co. Unlimited Co. 3.373%, due 11/15/25	350,000	383,715

	Electric 2.0%
	Appalachian Power Co. Series H 5.95%, due 5/15/33	100,000	119,671
	CenterPoint Energy Houston Electric LLC Series K2 6.95%, due 3/15/33	100,000	144,413
	Commonwealth Edison Co. 6.15%, due 9/15/17	150,000	158,496
	Constellation Energy Group, Inc. 7.60%, due 4/1/32	100,000	141,409
	Duke Energy Carolinas LLC 5.30%, due 2/15/40	200,000	261,810
	Duke Energy Florida LLC 6.35%, due 9/15/37	200,000	288,262
	Entergy Gulf States Louisiana LLC 3.95%, due 10/1/20	250,000	268,196
	FirstEnergy Transmission LLC 4.35%, due 1/15/25 (b)	150,000	160,899
	Florida Power & Light Co.
	3.80%, due 12/15/42	300,000	334,030
	5.55%, due 11/1/17	100,000	105,371
	Georgia Power Co. 4.75%, due 9/1/40	250,000	291,636
	Jersey Central Power & Light Co. 7.35%, due 2/1/19	35,000	39,345
	Nevada Power Co. 6.50%, due 8/1/18	150,000	165,829
	NiSource Finance Corp. 4.80%, due 2/15/44	175,000	205,502
	Ohio Power Co. Series G 6.60%, due 2/15/33	150,000	195,496
	Oncor Electric Delivery Co. LLC 7.00%, due 9/1/22	100,000	127,208
	Pacific Gas & Electric Co. 3.25%, due 9/15/21	175,000	187,314
	PacifiCorp 6.25%, due 10/15/37	350,000	493,661
	PECO Energy Co. 5.95%, due 10/1/36	150,000	202,028
	PPL Electric Utilities Corp. 3.00%, due 9/15/21	200,000	212,795
	PSEG Power LLC
	5.125%, due 4/15/20	80,000	88,311
	8.625%, due 4/15/31	50,000	65,797
	Puget Sound Energy, Inc. 6.274%, due 3/15/37	100,000	139,349
	South Carolina Electric & Gas Co. 6.05%, due 1/15/38	100,000	133,657
	Southern California Edison Co. 4.50%, due 9/1/40	175,000	206,960
	Virginia Electric & Power Co. 6.00%, due 5/15/37	175,000	234,608
	Xcel Energy, Inc. 6.50%, due 7/1/36	150,000	207,606
			5,179,659
	Electrical Components & Equipment 0.1%
	Emerson Electric Co. 4.25%, due 11/15/20	150,000	166,575

	Electronics 0.1%
	Koninklijke Philips N.V. 6.875%, due 3/11/38	100,000	133,509

	Environmental Controls 0.1%
	Republic Services, Inc. 5.00%, due 3/1/20	175,000	193,639

	Finance - Consumer Loans 0.2%
	HSBC Finance Corp. 6.676%, due 1/15/21	500,000	567,565

	Finance - Credit Card 0.1%
	Visa, Inc. 3.15%, due 12/14/25	300,000	322,205

	Finance - Other Services 0.1%
	National Rural Utilities Cooperative Finance Corp. 8.00%, due 3/1/32	75,000	114,195

	Food 0.5%
	ConAgra Foods, Inc. 7.00%, due 10/1/28	100,000	129,369
	Ingredion, Inc. 4.625%, due 11/1/20	50,000	55,043
	Kraft Heinz Foods Co. 5.20%, due 7/15/45 (b)	250,000	302,116
	Mondelez International, Inc. 4.00%, due 2/1/24	300,000	331,380
	Tyson Foods, Inc. 4.50%, due 6/15/22	375,000	416,549
			1,234,457
	Forest Products & Paper 0.0%‡
	International Paper Co. 4.75%, due 2/15/22	83,000	92,470

	Health Care - Products 0.6%
	Becton Dickinson and Co. 4.685%, due 12/15/44	250,000	291,965
	Danaher Corp. 3.90%, due 6/23/21	50,000	55,203
	Medtronic, Inc. 3.50%, due 3/15/25	250,000	273,774
	Thermo Fisher Scientific, Inc. 1.85%, due 1/15/18	500,000	503,714
	Zimmer Biomet Holdings, Inc. 3.55%, due 4/1/25	250,000	262,666
			1,387,322
	Health Care - Services 0.5%
	Aetna, Inc. 4.125%, due 6/1/21	175,000	190,865
	Anthem, Inc. 5.95%, due 12/15/34	250,000	307,585
	Cigna Corp. 5.125%, due 6/15/20	150,000	167,182
	Laboratory Corporation of America Holdings 4.625%, due 11/15/20	100,000	109,259
	Quest Diagnostics, Inc. 4.75%, due 1/30/20	100,000	109,711
	UnitedHealth Group, Inc.
	2.875%, due 3/15/22	200,000	210,180
	4.75%, due 7/15/45	150,000	186,752
			1,281,534
	Housewares 0.1%
	Newell Brands, Inc. 3.85%, due 4/1/23	250,000	267,170

	Insurance 0.8%
	AEGON Funding Co. LLC 5.75%, due 12/15/20	100,000	115,810
	American International Group, Inc. 6.25%, due 5/1/36	200,000	244,218
	AXA S.A. 8.60%, due 12/15/30	105,000	147,611
	Berkshire Hathaway, Inc. 3.00%, due 2/11/23	250,000	265,623
	Chubb INA Holdings, Inc. 4.35%, due 11/3/45	150,000	177,584
	Hartford Financial Services Group, Inc. (The) 5.50%, due 3/30/20	150,000	168,851
	Lincoln National Corp. 4.85%, due 6/24/21	25,000	27,770
	MetLife, Inc.
	4.75%, due 2/8/21	200,000	225,691
	5.70%, due 6/15/35	100,000	123,343
	Principal Financial Group, Inc. 6.05%, due 10/15/36	100,000	126,771
	Prudential Financial, Inc. 5.70%, due 12/14/36	200,000	240,999
	Travelers Cos., Inc. (The) 6.75%, due 6/20/36	75,000	109,800
			1,974,071
	Iron & Steel 0.1%
	Nucor Corp. 4.125%, due 9/15/22	50,000	54,514
	Vale Overseas, Ltd. 4.375%, due 1/11/22	100,000	97,125
			151,639
	Machinery - Construction & Mining 0.1%
	Caterpillar, Inc. 3.803%, due 8/15/42	150,000	155,763

	Machinery - Diversified 0.0%‡
	Deere & Co. 4.375%, due 10/16/19	100,000	110,382

	Media 1.0%
	21st Century Fox America, Inc.
	4.50%, due 2/15/21	100,000	111,799
	6.40%, due 12/15/35	175,000	228,672
	7.25%, due 5/18/18	100,000	110,283
	Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 4.908%, due 7/23/25 (b)	250,000	276,039
	Comcast Corp.
	3.15%, due 3/1/26	250,000	267,476
	6.45%, due 3/15/37	250,000	352,123
	Discovery Communications LLC 6.35%, due 6/1/40	105,000	111,330
	Historic TW, Inc. 6.625%, due 5/15/29	250,000	331,229
	Thomson Reuters Corp. 5.85%, due 4/15/40	105,000	125,644
	Time Warner Cable, Inc.
	5.00%, due 2/1/20	250,000	273,317
	6.55%, due 5/1/37	275,000	329,973
			2,517,885
	Mining 0.5%
	Barrick PD Australia Finance Pty., Ltd. 5.95%, due 10/15/39	150,000	168,056
	BHP Billiton Finance USA, Ltd. 5.00%, due 9/30/43	200,000	239,271
	Goldcorp, Inc. 2.125%, due 3/15/18	100,000	100,446
	Newmont Mining Corp. 5.125%, due 10/1/19	150,000	164,250
	Rio Tinto Alcan, Inc. 5.75%, due 6/1/35	50,000	56,557
	Rio Tinto Finance USA PLC 3.50%, due 3/22/22	400,000	427,695
			1,156,275
	Miscellaneous - Manufacturing 0.2%
	General Electric Co.
	5.875%, due 1/14/38	179,000	246,273
	Series A 6.75%, due 3/15/32	187,000	265,357
			511,630
	Multi-National 0.3%
	European Investment Bank 2.875%, due 9/15/20	300,000	320,315
	Inter-American Development Bank 6.80%, due 10/15/25	300,000	417,605
			737,920
	Oil & Gas 2.0%
	Anadarko Petroleum Corp. 5.55%, due 3/15/26	250,000	272,896
	Apache Corp.
	3.625%, due 2/1/21	250,000	261,920
	4.75%, due 4/15/43	100,000	99,352
	BP Capital Markets PLC 4.50%, due 10/1/20	750,000	833,281
	Burlington Resources, Inc. 7.375%, due 3/1/29	104,000	129,525
	Chevron Corp. 4.95%, due 3/3/19	125,000	136,705
	ConocoPhillips Co. 2.40%, due 12/15/22	500,000	485,955
	Devon Energy Corp. 4.00%, due 7/15/21	200,000	205,738
	EOG Resources, Inc. 4.10%, due 2/1/21	200,000	217,197
	Exxon Mobil Corp. 3.043%, due 3/1/26	250,000	265,367
	Hess Corp. 7.30%, due 8/15/31	100,000	115,361
	Marathon Oil Corp. 6.80%, due 3/15/32	100,000	105,294
	Marathon Petroleum Corp. 5.125%, due 3/1/21	100,000	111,550
	Noble Energy, Inc. 4.15%, due 12/15/21	250,000	264,998
	Occidental Petroleum Corp. 3.125%, due 2/15/22	175,000	183,946
	Petroleos Mexicanos 6.625%, due 6/15/35	250,000	258,488
	Phillips 66 5.875%, due 5/1/42	200,000	241,813
	Shell International Finance B.V. 5.50%, due 3/25/40	275,000	337,889
	Statoil ASA 7.75%, due 6/15/23	125,000	166,575
	Suncor Energy, Inc.
	6.10%, due 6/1/18	100,000	107,316
	6.50%, due 6/15/38	100,000	130,678
	Valero Energy Corp.
	6.625%, due 6/15/37	100,000	111,802
	7.50%, due 4/15/32	100,000	123,083
			5,166,729
	Oil & Gas Services 0.2%
	Halliburton Co.
	5.00%, due 11/15/45	150,000	162,152
	6.15%, due 9/15/19	250,000	283,800
			445,952
	Pharmaceuticals 1.1%
	AbbVie, Inc. 3.60%, due 5/14/25	350,000	371,156
	Actavis Funding SCS
	3.85%, due 6/15/24	250,000	266,012
	4.75%, due 3/15/45	225,000	249,273
	AstraZeneca PLC 6.45%, due 9/15/37	100,000	139,197
	Bristol-Myers Squibb Co.
	5.875%, due 11/15/36	75,000	102,978
	7.15%, due 6/15/23	50,000	66,307
	Express Scripts Holding Co. 6.125%, due 11/15/41	31,000	38,873
	GlaxoSmithKline Capital, Inc. 6.375%, due 5/15/38	125,000	183,052
	Johnson & Johnson 2.45%, due 3/1/26	300,000	312,205
	McKesson Corp. 4.883%, due 3/15/44	250,000	296,275
	Merck Sharp & Dohme Corp. 5.00%, due 6/30/19	250,000	277,162
	Teva Pharmaceutical Finance Co. B.V. 3.65%, due 11/10/21	100,000	107,110
	Wyeth LLC
	6.00%, due 2/15/36	200,000	268,174
	6.45%, due 2/1/24	100,000	128,264
			2,806,038
	Pipelines 0.9%
	Energy Transfer Partners, L.P.
	4.05%, due 3/15/25	250,000	244,467
	5.20%, due 2/1/22	200,000	213,378
	6.70%, due 7/1/18	100,000	106,898
	Enterprise Products Operating LLC
	4.85%, due 3/15/44	100,000	104,941
	Series B 6.875%, due 3/1/33	200,000	253,950
	Kinder Morgan Energy Partners, L.P. 5.80%, due 3/15/35	300,000	312,422
	Kinder Morgan, Inc. 5.30%, due 12/1/34	250,000	251,609
	Plains All American Pipeline, L.P. / PAA Finance Corp. 6.65%, due 1/15/37	65,000	68,835
	Spectra Energy Capital LLC
	6.20%, due 4/15/18	50,000	53,323
	6.75%, due 2/15/32	125,000	135,809
	TransCanada PipeLines, Ltd. 5.85%, due 3/15/36	150,000	183,211
	Williams Cos., Inc. (The) 8.75%, due 3/15/32	114,000	131,670
	Williams Partners, L.P. 4.00%, due 9/15/25	250,000	238,378
			2,298,891
	Real Estate Investment Trusts 0.5%
	Boston Properties, L.P.
	3.70%, due 11/15/18	500,000	522,861
	4.125%, due 5/15/21	50,000	54,673
	ERP Operating, L.P. 4.50%, due 6/1/45	150,000	172,638
	Simon Property Group, L.P. 3.375%, due 3/15/22	400,000	428,622
	Weyerhaeuser Co. 7.375%, due 3/15/32	100,000	135,736
			1,314,530
	Retail 0.7%
	CVS Health Corp. 6.25%, due 6/1/27	175,000	226,219
	Home Depot, Inc. (The) 5.875%, due 12/16/36	250,000	348,106
	Lowe's Cos., Inc.
	6.65%, due 9/15/37	100,000	146,330
	6.875%, due 2/15/28	150,000	209,523
	Macy's Retail Holdings, Inc. 2.875%, due 2/15/23	250,000	243,870
	McDonald's Corp. 3.70%, due 1/30/26	250,000	273,985
	Wal-Mart Stores, Inc. 6.50%, due 8/15/37	175,000	260,092
			1,708,125
	Software 0.6%
	Fiserv, Inc. 3.50%, due 10/1/22	100,000	105,946
	Microsoft Corp.
	3.00%, due 10/1/20	300,000	320,776
	3.125%, due 11/3/25	350,000	375,545
	Oracle Corp.
	2.95%, due 5/15/25	350,000	363,708
	5.00%, due 7/8/19	400,000	442,950
			1,608,925
	Telecommunications 1.7%
	America Movil S.A.B. de C.V. 3.125%, due 7/16/22	200,000	209,149
	AT&T, Inc.
	4.35%, due 6/15/45	300,000	300,400
	5.20%, due 3/15/20	250,000	280,108
	6.30%, due 1/15/38	300,000	375,140
	BellSouth LLC 6.00%, due 11/15/34	6,000	6,737
	Cisco Systems, Inc. 4.45%, due 1/15/20	250,000	276,476
	Deutsche Telekom International Finance B.V. 6.00%, due 7/8/19	250,000	282,872
	Embarq Corp. 7.995%, due 6/1/36	200,000	207,875
	Motorola Solutions, Inc. 7.50%, due 5/15/25	100,000	118,945
	Orange S.A. 9.00%, due 3/1/31	250,000	396,804
	Rogers Communications, Inc. 6.80%, due 8/15/18	225,000	248,473
	Telefonica Emisones S.A.U. 7.045%, due 6/20/36	100,000	131,748
	Telefonica Europe B.V. 8.25%, due 9/15/30	200,000	294,080
	Verizon Communications, Inc.
	2.45%, due 11/1/22	100,000	102,337
	4.672%, due 3/15/55	313,000	325,094
	4.862%, due 8/21/46	265,000	297,444
	5.85%, due 9/15/35	88,000	109,299
	Vodafone Group PLC
	6.15%, due 2/27/37	125,000	152,832
	7.875%, due 2/15/30	100,000	135,267
			4,251,080
	Transportation 0.8%
	Burlington Northern Santa Fe LLC
	5.75%, due 5/1/40	300,000	406,226
	6.20%, due 8/15/36	50,000	68,472
	Canadian Pacific Railway Co. 7.25%, due 5/15/19	125,000	143,595
	CSX Transportation, Inc. 7.875%, due 5/15/43	100,000	153,679
	FedEx Corp.
	3.20%, due 2/1/25	400,000	423,145
	8.00%, due 1/15/19	50,000	57,860
	Norfolk Southern Corp.
	2.903%, due 2/15/23	106,000	110,858
	4.837%, due 10/1/41	128,000	152,931
	Union Pacific Corp.
	2.75%, due 3/1/26	300,000	315,455
	4.163%, due 7/15/22	150,000	169,507
			2,001,728
	Water 0.1%
	American Water Capital Corp. 4.30%, due 12/1/42	200,000	232,554
	United Utilities PLC 5.375%, due 2/1/19	100,000	107,264
			339,818
	Total Corporate Bonds (Cost $53,731,104)		59,769,230

	Foreign Government Bonds 2.0%
	Foreign Governments 2.0%
	Colombia Government International Bond
	4.00%, due 2/26/24	300,000	312,000
	5.00%, due 6/15/45	200,000	205,500
	Italy Government International Bond 6.875%, due 9/27/23	375,000	471,107
¤	Mexico Government International Bond
	4.00%, due 10/2/23	1,000,000	1,076,000
	4.75%, due 3/8/44	500,000	535,000
	Panama Government International Bond 5.20%, due 1/30/20	375,000	413,250
	Peruvian Government International Bond 7.35%, due 7/21/25	275,000	375,375
	Philippine Government International Bond 4.20%, due 1/21/24	625,000	721,568
	Poland Government International Bond
	3.00%, due 3/17/23	150,000	156,375
	5.125%, due 4/21/21	200,000	227,899
	Province of Ontario 4.00%, due 10/7/19	225,000	244,182
	Province of Quebec Series NJ 7.50%, due 7/15/23	302,000	404,389
	Total Foreign Government Bonds (Cost $4,762,666)		5,142,645

	Mortgage-Backed Securities 2.5%
	Agency (Collateralized Mortgage Obligations) 0.7%
¤	FHLMC Multifamily Structured Pass-Through Certificates
	Series K031, Class A2 3.30%, due 4/25/23 (a)	800,000	878,499
	Series K039, Class A2 3.303%, due 7/25/24	800,000	882,243
			1,760,742
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.8%
	CD Commercial Mortgage Trust Series 2007-CD4, Class A4 5.322%, due 12/11/49	744,440	749,463
	Citigroup Commercial Mortgage Trust Series 2014-GC21, Class A5 3.855%, due 5/10/47	500,000	557,336
	COMM Mortgage Trust Series 2014-CR17, Class A5 3.977%, due 5/10/47	700,000	786,809
	JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18, Class A4 5.44%, due 6/12/47	1,046,524	1,057,197
	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12, Class A4 4.259%, due 10/15/46 (a)	1,200,000	1,368,306
			4,519,111
	Total Mortgage-Backed Securities (Cost $5,635,882)		6,279,853

	Municipal Bonds 1.2%
	Arizona 0.5%
	Salt River Project Agricultural Improvement & Power District, Electric System Revenue 4.839%, due 1/1/41	1,000,000	1,327,150

	Connecticut 0.2%
	State of Connecticut, Transportation & Infrastructure Revenue 5.459%, due 11/1/30	500,000	625,050

	Texas 0.5%
	Texas Transportation Commission, State Highway Fund 5.178%, due 4/1/30	900,000	1,169,901

	Total Municipal Bonds (Cost $2,571,169)		3,122,101

	U.S. Government & Federal Agencies 64.3%
¤	Federal Home Loan Mortgage Corporation 1.9%
	1.125%, due 5/25/18	500,000	500,067
	2.375%, due 1/13/22	1,000,000	1,059,826
	3.75%, due 3/27/19	1,100,000	1,183,789
	5.125%, due 10/18/16	1,930,000	1,948,372
			4,692,054
¤	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 7.8%
	2.387%, due 12/1/41 (a)	200,506	206,967
	2.50%, due 1/1/28 TBA (d)	100,000	103,672
	2.50%, due 6/1/28	946,593	983,945
	2.50%, due 1/1/31	472,718	490,559
	3.00%, due 3/1/28 TBA (d)	200,000	209,956
	3.00%, due 9/1/30	979,170	1,028,336
	3.00%, due 6/1/43 TBA (d)	300,000	311,953
	3.00%, due 7/1/43	246,297	256,476
	3.00%, due 8/1/43	1,538,130	1,601,742
	3.00%, due 4/1/45	555,047	577,599
	3.00%, due 5/1/45	185,463	192,999
	3.00%, due 4/1/46	198,983	207,068
	3.00%, due 7/1/46	199,981	208,106
	3.50%, due 4/1/26	280,580	297,634
	3.50%, due 4/1/32	547,916	587,385
	3.50%, due 4/1/41	177,799	188,319
	3.50%, due 3/1/42	299,582	317,325
	3.50%, due 4/1/42	430,892	456,320
	3.50%, due 9/1/43 TBA (d)	200,000	211,074
	3.50%, due 7/1/44	182,641	192,909
	3.50%, due 9/1/45	3,074,170	3,245,649
	3.50%, due 3/1/46	99,994	105,570
	3.50%, due 4/1/46	197,374	208,381
	4.00%, due 8/1/18	50,979	52,754
	4.00%, due 6/1/24	110,448	117,431
	4.00%, due 2/1/31	143,413	154,952
	4.00%, due 7/1/39	415,196	445,568
	4.00%, due 12/1/40	857,429	921,879
	4.00%, due 2/1/41	200,186	215,220
	4.00%, due 6/1/42 TBA (d)	200,000	214,102
	4.00%, due 5/1/44	1,054,273	1,127,947
	4.00%, due 8/1/45	86,796	92,903
	4.00%, due 9/1/45	93,005	99,542
	4.50%, due 5/1/25	83,820	90,410
	4.50%, due 7/1/30	116,617	127,192
	4.50%, due 6/1/34	85,406	93,201
	4.50%, due 6/1/35	62,869	68,673
	4.50%, due 8/1/35	82,080	89,581
	4.50%, due 7/1/39	7,676	8,365
	4.50%, due 8/1/39	145,439	158,636
	4.50%, due 1/1/40	412,607	450,581
	4.50%, due 8/1/40	354,261	387,690
	4.50%, due 2/1/41	7,511	8,220
	4.50%, due 1/1/44	117,493	128,104
	5.00%, due 1/1/25	71,872	76,863
	5.00%, due 8/1/35	491,148	546,351
	5.00%, due 6/1/37	105,617	116,285
	5.00%, due 2/1/41	168,311	186,275
	5.50%, due 2/1/18	13,165	13,382
	5.50%, due 3/1/23	17,594	19,032
	5.50%, due 6/1/23	57,824	64,157
	5.50%, due 11/1/27	62,828	69,980
	5.50%, due 9/1/35	80,633	91,135
	5.50%, due 4/1/37	206,513	232,143
	5.50%, due 4/1/38	72,333	81,258
	5.50%, due 8/1/38	65,629	73,884
	5.538%, due 10/1/36 (a)	39,424	40,976
	6.00%, due 8/1/17	6,838	6,930
	6.00%, due 6/1/21	14,405	15,602
	6.00%, due 9/1/21	16,467	17,447
	6.00%, due 11/1/22	20,501	22,631
	6.00%, due 12/1/39	103,570	118,421
	6.00%, due 5/1/40	238,619	274,665
	6.50%, due 4/1/17	118	118
	6.50%, due 5/1/17	2,008	2,020
	6.50%, due 11/1/25	7,224	8,284
	6.50%, due 5/1/26	822	942
	6.50%, due 3/1/27	3,334	3,823
	6.50%, due 5/1/31	3,605	4,135
	6.50%, due 8/1/31	2,183	2,633
	6.50%, due 1/1/32	20,889	24,001
	6.50%, due 3/1/32	13,725	15,740
	6.50%, due 4/1/32	9,013	10,488
	6.50%, due 7/1/32	13,351	15,311
	6.50%, due 1/1/34	35,329	40,515
	6.50%, due 1/1/37	51,878	63,157
	6.50%, due 9/1/37	21,853	25,061
	7.00%, due 4/1/26	2,290	2,576
	7.00%, due 7/1/26	252	284
	7.00%, due 12/1/27	3,256	3,719
	7.00%, due 1/1/30	1,191	1,265
	7.00%, due 3/1/31	21,688	24,518
	7.00%, due 10/1/31	4,656	5,381
	7.00%, due 3/1/32	18,292	21,449
	7.00%, due 9/1/33	114,912	133,224
	7.00%, due 11/1/36	18,688	22,817
	7.00%, due 12/1/37	74,819	93,414
	7.50%, due 1/1/26	544	615
	7.50%, due 2/1/32	13,312	16,133
	8.00%, due 7/1/26	122	148
			19,852,083
¤	Federal National Mortgage Association 1.4%
	1.00%, due 12/28/17	650,000	650,032
	1.00%, due 2/15/18	1,000,000	1,000,066
	1.625%, due 1/21/20	500,000	511,345
	5.375%, due 6/12/17	600,000	624,608
	6.21%, due 8/6/38	475,000	753,754
			3,539,805
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 12.9%
	2.195%, due 12/1/41 (a)	334,260	345,921
	2.50%, due 2/1/28	428,168	444,260
	2.50%, due 5/1/28	637,412	661,311
	2.50%, due 8/1/28 TBA (d)	200,000	207,148
	2.50%, due 9/1/28	777,020	806,185
	2.50%, due 6/1/31	199,981	207,292
	2.50%, due 5/1/43	248,630	252,499
	3.00%, due 8/1/21	267,107	280,320
	3.00%, due 11/1/23	187,362	196,806
	3.00%, due 7/1/28 TBA (d)	100,000	104,922
	3.00%, due 2/1/29	425,143	446,225
	3.00%, due 8/1/30	763,820	801,603
	3.00%, due 4/1/31	200,000	210,083
	3.00%, due 4/1/35	517,843	544,275
	3.00%, due 7/1/43	1,860,432	1,941,693
	3.00%, due 8/1/43	1,402,665	1,463,932
	3.00%, due 8/1/43 TBA (d)	400,000	416,250
	3.00%, due 9/1/43	893,205	932,220
	3.00%, due 9/1/45	284,319	296,090
	3.00%, due 3/1/46	99,661	103,787
	3.00%, due 7/1/46	200,000	208,280
	3.50%, due 11/1/25	428,835	454,477
	3.50%, due 11/1/27	99,386	105,736
	3.50%, due 7/1/29	134,851	142,822
	3.50%, due 5/1/31	269,330	286,148
	3.50%, due 12/1/40	450,497	477,000
	3.50%, due 1/1/41	263,209	278,658
	3.50%, due 2/1/41	310,876	329,332
	3.50%, due 12/1/41	654,064	693,267
	3.50%, due 3/1/42	525,772	557,170
	3.50%, due 10/1/43	2,063,833	2,182,958
	3.50%, due 11/1/43 TBA (d)	400,000	422,469
	3.50%, due 8/1/45	1,903,806	2,010,515
	3.50%, due 10/1/45	182,423	192,647
	3.50%, due 11/1/45	246,196	259,995
	3.50%, due 3/1/46	200,000	211,210
	3.50%, due 4/1/46	298,610	315,393
	4.00%, due 3/1/22	99,386	103,929
	4.00%, due 3/1/25	228,022	243,047
	4.00%, due 6/1/30	55,562	60,111
	4.00%, due 1/1/31	141,504	152,986
	4.00%, due 6/1/39	372,359	399,371
	4.00%, due 12/1/39	435,021	466,277
	4.00%, due 7/1/40	287,534	308,417
	4.00%, due 9/1/40	1,123,164	1,205,755
	4.00%, due 3/1/41	601,743	647,728
	4.00%, due 11/1/42 TBA (d)	200,000	214,414
	4.00%, due 11/1/44	1,268,336	1,358,860
	4.00%, due 1/1/45	331,666	355,359
	4.00%, due 7/1/45	285,816	306,397
	4.00%, due 12/1/45	200,000	214,437
	4.50%, due 5/1/19	2,652	2,724
	4.50%, due 11/1/22	3,905	4,054
	4.50%, due 2/1/23	13,900	14,242
	4.50%, due 3/1/23	14,186	15,256
	4.50%, due 6/1/23	136,590	146,653
	4.50%, due 4/1/24	45,345	46,487
	4.50%, due 3/1/30	144,128	157,046
	4.50%, due 3/1/40	1,058,110	1,166,253
	4.50%, due 4/1/41	177,717	191,778
	4.50%, due 5/1/41	270,493	296,188
	4.50%, due 9/1/41	165,157	180,016
	4.50%, due 8/1/44	320,336	350,048
	5.00%, due 3/1/21	3,895	4,033
	5.00%, due 4/1/23	38,964	41,614
	5.00%, due 7/1/23	33,592	35,777
	5.00%, due 8/1/23	34,606	36,305
	5.00%, due 1/1/24	54,234	57,866
	5.00%, due 6/1/25	234,219	258,927
	5.00%, due 7/1/35	158,147	176,466
	5.00%, due 8/1/35	153,661	170,510
	5.00%, due 7/1/36	153,556	170,773
	5.00%, due 7/1/37	468,972	521,621
	5.00%, due 8/1/38	187,449	207,778
	5.50%, due 8/1/17	1,011	1,023
	5.50%, due 7/1/22	74,872	80,173
	5.50%, due 11/1/23	22,638	24,987
	5.50%, due 4/1/30	95,016	106,931
	5.50%, due 12/1/34	175,927	199,357
	5.50%, due 5/1/35	98,062	110,379
	5.50%, due 6/1/35	30,730	34,808
	5.50%, due 8/1/35	27,777	31,482
	5.50%, due 11/1/36	41,051	46,108
	5.50%, due 8/1/37	363,240	411,350
	5.50%, due 2/1/39	58,263	65,948
	5.50%, due 7/1/40	124,845	141,746
	6.00%, due 9/1/16	74	74
	6.00%, due 9/1/17	859	861
	6.00%, due 7/1/36	58,406	66,932
	6.00%, due 12/1/36	24,488	27,997
	6.00%, due 4/1/37	73,354	83,920
	6.00%, due 7/1/37	204,271	232,992
	6.00%, due 8/1/37	34,090	38,984
	6.00%, due 12/1/37	97,559	111,483
	6.00%, due 2/1/38	145,105	166,058
	6.50%, due 8/1/32	37,689	43,462
	6.50%, due 8/1/35	14,462	16,678
	6.50%, due 7/1/36	77,033	89,634
	6.50%, due 8/1/36	12,994	14,985
	6.50%, due 9/1/36	15,764	18,303
	6.50%, due 10/1/36	28,180	32,497
	6.50%, due 11/1/36	22,686	26,162
	6.50%, due 8/1/37	3,254	3,752
	6.50%, due 10/1/37	1,089	1,273
	6.50%, due 11/1/37	12,483	14,396
	6.50%, due 12/1/37	21,481	24,772
	6.50%, due 2/1/38	122,262	149,787
	7.00%, due 10/1/37	1,366	1,611
	7.00%, due 11/1/37	108,336	125,876
	7.50%, due 7/1/30	4,295	4,467
	7.50%, due 7/1/31	21,247	24,312
	8.00%, due 1/1/25	98	98
	8.00%, due 6/1/25	100	115
	8.00%, due 9/1/25	575	653
	8.00%, due 9/1/26	2,790	3,326
	8.00%, due 10/1/26	279	282
	8.00%, due 11/1/26	371	381
	8.00%, due 4/1/27	917	1,073
	8.00%, due 6/1/27	476	478
	8.00%, due 12/1/27	3,340	3,353
	8.00%, due 1/1/28	21,043	23,920
			32,689,641
¤	Government National Mortgage Association (Mortgage Pass-Through Securities) 8.1%
	3.00%, due 1/20/43	353,546	372,677
	3.00%, due 8/15/43	153,060	160,989
	3.00%, due 8/20/43	1,710,149	1,802,697
	3.00%, due 9/15/43	312,500	328,676
	3.00%, due 4/1/44 TBA (d)	600,000	630,187
	3.00%, due 3/20/45	190,650	200,497
	3.00%, due 7/20/45	836,667	879,881
	3.50%, due 4/15/43	468,146	499,869
	3.50%, due 8/20/43	1,093,258	1,166,472
	3.50%, due 11/20/43	1,032,545	1,101,662
	3.50%, due 5/1/44 TBA (d)	400,000	425,125
	3.50%, due 4/20/45	180,436	191,862
	3.50%, due 5/20/45	189,618	201,633
	3.50%, due 12/20/45	3,321,363	3,533,742
	3.50%, due 1/20/46	300,010	319,105
	4.00%, due 9/15/25	261,397	276,313
	4.00%, due 9/15/40	248,076	267,365
	4.00%, due 12/15/41	314,154	338,627
	4.00%, due 1/20/42	847,877	911,412
	4.00%, due 9/1/43 TBA (d)	100,000	106,777
	4.00%, due 10/20/43	187,361	200,204
	4.00%, due 8/20/44	848,901	906,815
	4.00%, due 9/20/44	488,171	521,462
	4.00%, due 12/20/44	80,801	86,303
	4.00%, due 4/20/45	165,674	176,956
	4.00%, due 12/20/45	100,000	106,810
	4.50%, due 11/15/24	137,347	147,050
	4.50%, due 4/15/39	299,003	329,166
	4.50%, due 5/20/39	390,507	421,003
	4.50%, due 6/20/40	141,935	154,207
	4.50%, due 9/15/40	246,564	274,551
	4.50%, due 10/20/40	147,858	160,842
	4.50%, due 7/20/41	236,681	257,468
	4.50%, due 8/20/43	118,540	126,850
	4.50%, due 9/20/43	148,996	159,674
	5.00%, due 4/20/33	46,813	52,694
	5.00%, due 8/15/33	41,144	46,265
	5.00%, due 6/20/36	3,685	4,102
	5.00%, due 8/15/39	316,869	357,785
	5.00%, due 9/20/40	551,605	613,906
	5.50%, due 3/15/33	242,123	276,458
	5.50%, due 7/20/34	47,695	53,696
	5.50%, due 12/20/35	88,987	99,269
	5.50%, due 1/20/39	148,868	165,320
	6.00%, due 3/20/29	14,421	16,550
	6.00%, due 1/15/32	31,138	35,557
	6.00%, due 12/15/32	7,551	8,812
	6.00%, due 3/20/33	77,471	91,367
	6.00%, due 2/15/34	97,377	113,900
	6.00%, due 1/20/35	38,474	44,217
	6.00%, due 6/15/35	31,797	36,277
	6.00%, due 9/15/35	104,744	123,959
	6.50%, due 3/20/31	9,804	11,778
	6.50%, due 1/15/32	12,547	14,868
	6.50%, due 6/15/35	845	1,019
	6.50%, due 1/15/36	53,298	61,272
	6.50%, due 9/15/36	34,026	39,257
	6.50%, due 9/15/37	39,487	45,724
	6.50%, due 10/15/37	12,484	14,352
	6.50%, due 11/15/38	268,305	317,459
	7.00%, due 2/15/26	460	461
	7.00%, due 6/15/29	478	486
	7.00%, due 12/15/29	1,939	2,375
	7.00%, due 5/15/31	1,889	2,113
	7.00%, due 8/15/31	3,231	3,272
	7.00%, due 8/20/31	16,730	20,969
	7.00%, due 8/15/32	19,549	22,745
	7.50%, due 10/15/26	536	538
	7.50%, due 11/15/26	1,002	1,040
	7.50%, due 1/15/30	12,980	13,821
	7.50%, due 10/15/30	4,307	4,526
	7.50%, due 3/15/32	12,968	16,184
	8.00%, due 6/15/26	99	114
	8.00%, due 10/15/26	122	135
	8.00%, due 5/15/27	86	87
	8.00%, due 7/15/27	504	570
	8.00%, due 9/15/27	232	262
	8.00%, due 11/15/30	9,814	11,486
	8.50%, due 7/15/26	667	767
	8.50%, due 11/15/26	4,896	4,987
			20,497,730
¤	United States Treasury Bonds 4.5%
	2.50%, due 2/15/46	2,825,000	3,012,928
	2.875%, due 8/15/45	1,270,000	1,458,863
	3.00%, due 11/15/44	1,485,000	1,744,759
	3.00%, due 11/15/45	875,000	1,029,936
	3.375%, due 5/15/44	750,000	943,829
	4.50%, due 2/15/36	2,200,000	3,199,024
			11,389,339
¤	United States Treasury Notes 27.7%
	0.50%, due 1/31/17	900,000	900,353
	0.625%, due 12/31/16	400,000	400,420
	0.625%, due 6/30/18	500,000	499,648
	0.75%, due 12/31/17	1,475,000	1,477,131
	0.75%, due 7/31/18	500,000	500,801
	0.75%, due 7/15/19	3,000,000	2,999,181
	0.875%, due 4/30/17	1,750,000	1,754,445
	0.875%, due 4/15/19	900,000	903,199
	1.00%, due 2/15/18	1,000,000	1,005,234
	1.00%, due 3/15/18	900,000	904,887
	1.00%, due 9/15/18	9,800,000	9,865,082
	1.125%, due 2/28/21	500,000	502,871
	1.125%, due 6/30/21	2,325,000	2,334,900
	1.125%, due 7/31/21	1,025,000	1,029,404
	1.25%, due 12/15/18	1,325,000	1,341,924
	1.25%, due 1/31/20	5,350,000	5,421,471
	1.25%, due 7/31/23	750,000	747,685
	1.375%, due 3/31/20	2,750,000	2,798,447
	1.375%, due 1/31/21	1,425,000	1,448,045
	1.375%, due 4/30/21	300,000	304,852
	1.375%, due 5/31/21	300,000	304,969
	1.375%, due 6/30/23	1,475,000	1,483,412
	1.50%, due 1/31/22	3,000,000	3,060,000
	1.50%, due 2/28/23	425,000	431,491
	1.50%, due 3/31/23	350,000	355,127
	1.625%, due 6/30/19	7,100,000	7,275,001
	1.625%, due 4/30/23	600,000	613,570
	1.625%, due 5/31/23	650,000	664,676
	1.625%, due 5/15/26	3,250,000	3,298,623
	1.75%, due 3/31/22	1,150,000	1,188,094
	1.75%, due 1/31/23	1,350,000	1,391,660
	1.875%, due 11/30/21	800,000	832,375
	1.875%, due 5/31/22	1,000,000	1,040,234
	1.875%, due 8/31/22	2,300,000	2,391,821
	1.875%, due 10/31/22	800,000	831,344
	2.00%, due 10/31/21	500,000	523,261
	2.00%, due 2/15/25	590,000	618,071
	2.125%, due 6/30/21	2,750,000	2,892,013
	2.125%, due 12/31/21	600,000	632,039
	2.125%, due 5/15/25	1,485,000	1,570,851
	2.25%, due 7/31/21	600,000	634,922
	2.25%, due 11/15/25	1,030,000	1,101,416
			70,274,950
	Total U.S. Government & Federal Agencies (Cost $157,741,018)		162,935,602
	Total Long-Term Bonds (Cost $226,264,369)		239,077,944

		Shares
	Exchange-Traded Fund 4.5% (e)
¤	iShares 1-3 Year Credit Bond ETF	107,070	11,357,986
	Total Exchange-Traded Fund (Cost $11,286,409)		11,357,986

		Principal Amount
	Short-Term Investment 1.7%
	Repurchase Agreement 1.7%
	TD Securities (U.S.A.) LLC 0.32%, dated 7/29/16 due 8/1/16 Proceeds at Maturity $4,326,115 (Collateralized by a United States Treasury Note with a rate of 1.75% and a maturity date of 1/31/23, with a Principal Amount of $4,260,500 and a Market Value of $4,412,535)	$4,326,000	4,326,000
	Total Short-Term Investment (Cost $4,326,000)		4,326,000
	Total Investments (Cost $241,876,778) (f)	100.5%	254,761,930
	Other Assets, Less Liabilities	(0.5)	(1,194,337)
	Net Assets	100.0%	$253,567,593

¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of July 31, 2016.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Step coupon - Rate shown was the rate in effect as of July 31, 2016.
(d)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of July 31, 2016, the total net market value of these securities was $3,578,049, which represented 1.4% of the Fund's net assets. All or a portion of these securities are a part of a mortgage dollar roll agreement.
(e)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(f)	As of July 31, 2016, cost was $241,978,543 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$13,076,283
Gross unrealized depreciation	(292,896)
Net unrealized appreciation	$12,783,387

As of July 31, 2016, the Fund held the following futures contracts1:

Type	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
2-Year United States Treasury Note	24	September 2016	$5,256,000	$24,913
5-Year United States Treasury Note	14	September 2016	1,708,219	26,527
10-Year United States Treasury Ultra Note	5	September 2016	731,015	28,536
United States Treasury Long Bond	(28)	September 2016	(4,884,250)	(336,107)
United States Treasury Ultra Long Bond	28	September 2016	5,334,875	453,580
			$8,145,859	$197,449

1. As of July 31, 2016, cash in the amount of $88,700 was on deposit with a broker for futures transactions.

2. Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2016.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$1,828,513	$—	$1,828,513
Corporate Bonds	—	59,769,230	—	59,769,230
Foreign Government Bonds	—	5,142,645	—	5,142,645
Mortgage-Backed Securities	—	6,279,853	—	6,279,853
Municipal Bonds	—	3,122,101	—	3,122,101
U.S. Government & Federal Agencies	—	162,935,602	—	162,935,602
Total Long-Term Bonds	—	239,077,944	—	239,077,944
Exchange-Traded Fund	11,357,986	—	—	11,357,986
Short-Term Investment
Repurchase Agreement	—	4,326,000	—	4,326,000
Total Investments in Securities	11,357,986	243,403,944	—	254,761,930
Other Financial Instruments
Futures Contracts Long (b)	533,556	—	—	533,556
Total Investments in Securities and Other Financial Instruments	$11,891,542	$243,403,944	$—	$255,295,486

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Short (b)	$(336,107)	$—	$—	$(336,107)
Total Other Financial Instruments	$(336,107)	$—	$—	$(336,107)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2016, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay International Opportunities Fund

Portfolio of Investments July 31, 2016 (Unaudited)

		Shares	Value
	Common Stocks 129.7% †
	Australia 13.8%
	APN Outdoor Group, Ltd. (Media)	42,552	$260,640
	Ardent Leisure Group (Hotels, Restaurants & Leisure)	24,735	39,850
	Aristocrat Leisure, Ltd. (Hotels, Restaurants & Leisure)	37,388	452,903
	Asaleo Care, Ltd. (Personal Products)	52,044	53,789
	Aurizon Holdings, Ltd. (Road & Rail)	1,211,250	4,786,545
	Australia & New Zealand Banking Group, Ltd. (Banks)	353,173	6,935,297
	Australian Pharmaceutical Industries, Ltd. (Health Care Providers & Services)	500,540	730,340
	Beach Energy, Ltd. (Oil, Gas & Consumable Fuels)	5,477,627	2,310,311
	Bellamy's Australia, Ltd. (Food Products) (a)	340,608	3,056,960
	Bendigo & Adelaide Bank, Ltd. (Banks)	8,606	66,382
	BHP Billiton PLC (Metals & Mining)	117,616	1,470,509
	BHP Billiton, Ltd. (Metals & Mining)	51,928	770,312
	Blackmores, Ltd. (Personal Products) (a)	2,407	287,440
	BlueScope Steel, Ltd. (Metals & Mining)	698,958	4,488,413
	Challenger, Ltd. (Diversified Financial Services)	191,144	1,379,969
	Collins Foods, Ltd. (Hotels, Restaurants & Leisure)	4,620	14,781
	Commonwealth Bank of Australia (Banks)	68,247	4,011,704
	CSL, Ltd. (Biotechnology)	10,412	933,687
	CSR, Ltd. (Construction Materials)	624,743	1,823,130
	Downer EDI, Ltd. (Commercial Services & Supplies)	1,003,479	3,180,017
	Eclipx Group, Ltd. (Consumer Finance)	12,249	34,721
	Estia Health, Ltd. (Health Care Providers & Services)	8,911	34,740
	Evolution Mining, Ltd. (Metals & Mining)	2,027,185	4,344,377
	FlexiGroup, Ltd. (Consumer Finance)	233,947	355,576
	Flight Centre Travel Group, Ltd. (Hotels, Restaurants & Leisure) (a)	15,579	381,106
	Galaxy Resources, Ltd. (Metals & Mining) (b)	3,152,557	1,126,019
	Genworth Mortgage Insurance Australia, Ltd. (Thrifts & Mortgage Finance)	1,063,963	2,377,163
	Harvey Norman Holdings, Ltd. (Multiline Retail)	930,640	3,423,041
	Macquarie Group, Ltd. (Capital Markets)	96,544	5,457,891
	Mantra Group, Ltd. (Hotels, Restaurants & Leisure)	6,570	17,924
	Metals X, Ltd. (Metals & Mining)	37,887	47,075
	Metcash, Ltd. (Food & Staples Retailing) (a)(b)	1,666,493	2,735,535
	Mineral Resources, Ltd. (Commercial Services & Supplies) (a)	361,052	2,694,426
	Monadelphous Group, Ltd. (Construction & Engineering)	17,234	137,911
	Myer Holdings, Ltd. (Multiline Retail) (a)	437,380	443,737
	MYOB Group, Ltd. (Software)	51,371	147,179
	National Australia Bank, Ltd. (Banks)	72,370	1,459,636
	Nine Entertainment Co. Holdings, Ltd. (Media)	1,006,998	837,969
	Northern Star Resources, Ltd. (Metals & Mining)	55,622	222,763
	oOh!media, Ltd. (Media)	34,283	144,075
	Origin Energy, Ltd. (Oil, Gas & Consumable Fuels)	26,622	111,273
	OZ Minerals, Ltd. (Metals & Mining)	666,532	3,236,733
	Primary Health Care, Ltd. (Health Care Providers & Services)	654,058	2,032,940
	Programmed Maintenance Services, Ltd. (Commercial Services & Supplies)	16,845	26,371
	Qantas Airways, Ltd. (Airlines) (b)	93,578	224,722
	Raiffeisen Bank International A.G. (Banks) (b)	130,762	1,725,065
	RCG Corp., Ltd. (Specialty Retail)	149,351	212,244
	Regis Healthcare, Ltd. (Health Care Providers & Services)	35,455	139,031
	Regis Resources, Ltd. (Metals & Mining)	709,836	2,173,943
	Reject Shop, Ltd. (The) (Multiline Retail)	3,729	36,500
	Resolute Mining, Ltd. (Metals & Mining) (b)	1,947,488	2,464,189
	Saracen Mineral Holdings, Ltd. (Metals & Mining) (b)	72,739	94,802
	Select Harvests, Ltd. (Food Products)	228,144	1,319,407
	Seven Group Holdings, Ltd. (Trading Companies & Distributors) (a)	51,860	269,965
	Seven West Media, Ltd. (Media)	2,216,282	1,743,213
	Sigma Pharmaceuticals, Ltd. (Health Care Providers & Services)	483,198	475,532
	SmartGroup Corp., Ltd. (Commercial Services & Supplies)	27,515	146,788
	Southern Cross Media Group, Ltd. (Media)	584,517	559,697
	St. Barbara, Ltd. (Metals & Mining) (a)(b)	299,197	684,398
	Star Entertainment Grp, Ltd. (The) (Hotels, Restaurants & Leisure)	138,798	624,439
	Suncorp Group, Ltd. (Insurance)	51,071	521,237
	Super Retail Group, Ltd. (Specialty Retail)	39,761	296,121
	Telstra Corp., Ltd. (Diversified Telecommunication Services)	46,948	205,863
	Treasury Wine Estates, Ltd. (Beverages)	179,851	1,318,941
	Village Roadshow, Ltd. (Media)	36,921	150,953
	Vita Group, Ltd. (Specialty Retail)	154,851	566,036
	Webjet, Ltd. (Internet & Catalog Retail)	12,034	69,961
	Westfield Corp. (Real Estate Investment Trusts)	96,055	779,608
	Westpac Banking Corp. (Banks)	185,114	4,373,660
	Whitehaven Coal, Ltd. (Oil, Gas & Consumable Fuels) (b)	631,781	809,006
	Woodside Petroleum, Ltd. (Oil, Gas & Consumable Fuels)	25,282	509,722
	WorleyParsons, Ltd. (Energy Equipment & Services)	278,541	1,562,178
			92,940,381
	Austria 0.4%
	Austria Technologie & Systemtechnik A.G. (Electronic Equipment, Instruments & Components)	2,994	35,498
	Erste Group Bank A.G. (Banks) (b)	38,362	1,016,677
	Lenzing A.G. (Chemicals)	6,515	682,781
	OMV A.G. (Oil, Gas & Consumable Fuels)	5,063	134,520
	RHI A.G. (Construction Materials)	4,128	85,679
	Voestalpine A.G. (Metals & Mining)	2,488	87,676
	Wienerberger A.G. (Construction Materials)	25,853	398,871
			2,441,702
	Belgium 0.6%
	AGFA-Gevaert N.V. (Health Care Technology) (b)	187,883	678,892
	Anheuser-Busch InBev N.V. (Beverages)	16,657	2,147,178
	D'ieteren S.A. (Distributors)	25,864	1,133,506
	Euronav N.V. (Oil, Gas & Consumable Fuels)	29,178	251,182
	Ion Beam Applications (Health Care Equipment & Supplies)	312	14,706
			4,225,464
	Cambodia 0.1%
	NagaCorp, Ltd. (Hotels, Restaurants & Leisure)	1,034,000	706,357

	Canada 0.2%
	Entertainment One, Ltd. (Media)	435,008	1,135,878

	China 0.1%
	Weiqiao Textile Co., Ltd. Class H (Textiles, Apparel & Luxury Goods)	24,000	19,148
	Xtep International Holdings, Ltd. (Textiles, Apparel & Luxury Goods)	156,500	80,485
	Yangzijiang Shipbuilding Holdings, Ltd. (Machinery)	1,085,100	704,138
			803,771
	Denmark 3.1%
	A.P. Moeller-Maersk A/S
	Class A (Marine)	389	508,353
	Class B (Marine)	2,558	3,471,641
	Dfds A/S (Marine)	8,687	397,039
	GN Store Nord A/S (Health Care Equipment & Supplies)	159,475	3,012,829
	Novo Nordisk A/S Class B (Pharmaceuticals) (c)	102,233	5,824,940
	Pandora A/S (Textiles, Apparel & Luxury Goods) (c)	42,103	5,479,961
	Per Aarsleff Holding A/S (Construction & Engineering)	5,123	120,115
	Schouw & Co. (Food Products)	2,020	117,189
	Vestas Wind Systems A/S (Electrical Equipment)	23,292	1,625,719
			20,557,786
	Faroe Islands 0.1%
	Bakkafrost P/F (Food Products)	26,986	1,050,059

	Finland 1.4%
	Bittium OYJ (Software)	12,506	80,395
	Cramo OYJ (Trading Companies & Distributors)	3,447	81,353
	Metso OYJ (Machinery)	134,005	3,716,976
	Ramirent OYJ (Trading Companies & Distributors)	10,212	86,541
	Sanoma OYJ (Media)	44,340	355,680
	Stora Enso OYJ Class R (Paper & Forest Products)	341,170	3,097,197
	UPM-Kymmene OYJ (Paper & Forest Products)	78,277	1,612,878
	Valmet OYJ (Machinery)	30,928	403,865
			9,434,885
	France 10.5%
	Air France-KLM (Airlines) (a)(b)	112,661	653,707
	Altran Technologies S.A. (IT Services) (b)	18,686	271,165
	Atos S.E. (IT Services)	35,228	3,452,876
	AXA S.A. (Insurance)	216,756	4,417,736
	BNP Paribas S.A. (Banks)	148,412	7,359,590
	Casino Guichard Perrachon S.A. (Food & Staples Retailing)	53,175	2,880,337
	Cellectis S.A. (Biotechnology) (b)	2,031	53,133
	CNP Assurances (Insurance)	200,647	3,065,380
	Compagnie Generale des Etablissements Michelin (Auto Components)	12,371	1,264,687
	Credit Agricole S.A. (Banks)	341,838	3,026,826
	Eurazeo S.A. (Diversified Financial Services)	37,459	2,394,233
	Faurecia (Auto Components)	22,672	894,506
	Gaztransport Et Technigaz S.A. (Oil, Gas & Consumable Fuels)	1,197	34,226
	Ipsen S.A. (Pharmaceuticals)	5,793	377,908
	IPSOS (Media)	45,651	1,504,085
	Neopost S.A. (Technology Hardware, Storage & Peripherals)	86,200	2,393,872
	Orange S.A. (Diversified Telecommunication Services)	297,866	4,558,966
	Peugeot S.A. (Automobiles) (b)	291,345	4,400,529
	Rallye S.A. (Food & Staples Retailing)	53,171	923,779
	Renault S.A. (Automobiles)	47,267	4,135,084
¤	Sanofi (Pharmaceuticals)	108,890	9,270,430
	Sartorius Stedim Biotech S.A. (Health Care Equipment & Supplies)	466	33,072
	Societe Generale S.A. (Banks)	173,535	5,928,043
	Sopra Steria Group S.A. (IT Services)	1,679	197,098
	Tarkett S.A. (Building Products)	1,491	48,025
	Technicolor S.A. Registered (Media)	80,460	506,083
	Technip S.A. (Energy Equipment & Services)	789	44,039
	Total S.A. (Oil, Gas & Consumable Fuels)	55,094	2,633,807
	Ubisoft Entertainment S.A. (Software) (b)	29,440	1,208,764
	Valeo S.A. (Auto Components)	32,436	1,664,493
	Vinci S.A. (Construction & Engineering)	14,225	1,079,693
			70,676,172
	Georgia 0.2%
	BGEO Group PLC (Banks)	30,898	1,116,759

	Germany 12.4%
	Aareal Bank A.G. (Thrifts & Mortgage Finance)	76,045	2,496,139
	adidas A.G. (Textiles, Apparel & Luxury Goods)	6,772	1,111,059
	ADVA Optical Networking S.E. (Communications Equipment) (b)	58,094	520,242
¤	Allianz S.E. Registered (Insurance) (c)	52,782	7,571,022
	Aurubis A.G. (Metals & Mining)	15,631	811,910
	BASF S.E. (Chemicals) (c)	61,096	4,799,134
	Bayer A.G. Registered (Pharmaceuticals)	39,022	4,197,753
	Carl Zeiss Meditec A.G. (Health Care Equipment & Supplies)	495	18,484
	Cewe Stiftung & Co. KGaA (Commercial Services & Supplies)	2,078	164,274
	Covestro A.G. (Chemicals)	26,669	1,245,711
	Daimler A.G. Registered (Automobiles) (c)	62,588	4,255,783
	Deutsche Lufthansa A.G. Registered (Airlines) (c)	255,850	3,040,610
	Deutsche Pfandbriefbank A.G. (Thrifts & Mortgage Finance) (d)	104,206	999,590
	Deutsche Telekom A.G. Registered (Diversified Telecommunication Services) (c)	258,218	4,395,273
	Deutz A.G. (Machinery)	158,675	730,528
	Duerr A.G. (Machinery)	4,132	356,308
	Evonik Industries A.G. (Chemicals)	126,500	3,942,986
	Evotec A.G. (Life Sciences Tools & Services) (b)	13,750	62,904
	Fresenius S.E. & Co. KGaA (Health Care Providers & Services)	9,147	683,018
	Gerresheimer A.G. (Life Sciences Tools & Services)	15,314	1,314,384
	Grammer A.G. (Auto Components)	19,412	933,213
	HOCHTIEF A.G. (Construction & Engineering)	30,977	4,060,637
	K+S A.G. Registered (Chemicals)	24,009	501,544
	Koenig & Bauer A.G. (Machinery) (b)	22,261	1,231,573
	METRO A.G. (Food & Staples Retailing)	105,575	3,396,987
	Nemetschek S.E. (Software)	2,987	187,878
	OSRAM Licht A.G. (Electrical Equipment) (c)	92,787	4,822,683
	Pfeiffer Vacuum Technology A.G. (Machinery)	299	30,914
	ProSiebenSat.1 Media S.E. (Media) (c)	85,734	3,919,333
	Rheinmetall A.G. (Industrial Conglomerates)	14,910	1,043,837
	Salzgitter A.G. (Metals & Mining)	65,210	2,034,044
	SAP S.E. (Software)	5,483	480,653
¤	Siemens A.G. Registered (Industrial Conglomerates) (c)	76,975	8,357,961
	SMA Solar Technology A.G. (Semiconductors & Semiconductor Equipment) (a)	68,849	3,458,407
	Software A.G. (Software) (c)	104,469	4,212,846
	Stroeer S.E. & Co. KGaA (Media) (a)	9,085	431,776
	Suedzucker A.G. (Food Products)	48,226	1,206,116
			83,027,514
	Hong Kong 4.7%
	AIA Group, Ltd. (Insurance)	445,800	2,760,967
	Allied Properties HK, Ltd. (Consumer Finance)	214,000	43,581
	BOC Hong Kong Holdings, Ltd. (Banks)	236,500	775,795
	Cathay Pacific Airways, Ltd. (Airlines)	60,000	97,443
	Cheung Kong Property Holding, Ltd. (Real Estate Management & Development)	153,000	1,092,519
	China High Speed Transmission Equipment Group Co., Ltd. (Electrical Equipment)	42,817	33,389
	CK Hutchison Holdings, Ltd. (Industrial Conglomerates)	113,500	1,328,341
	First Shanghai Investments, Ltd. (Capital Markets)	208,000	32,440
	Hang Lung Group, Ltd. (Real Estate Management & Development)	29,000	93,821
	Hang Lung Properties, Ltd. (Real Estate Management & Development)	137,000	296,659
	Hang Seng Bank, Ltd. (Banks)	23,300	415,943
	Henderson Land Development Co., Ltd. (Real Estate Management & Development)	78,100	465,073
	Hong Kong Exchanges and Clearing, Ltd. (Diversified Financial Services)	7,300	180,185
	Hongkong Land Holdings, Ltd. (Real Estate Management & Development)	56,200	359,680
	Hopewell Holdings, Ltd. (Industrial Conglomerates)	10,500	34,714
	Hysan Development Co., Ltd. (Real Estate Management & Development)	9,000	41,413
	Link REIT (Real Estate Investment Trusts)	128,500	958,980
	Man Wah Holdings, Ltd. (Household Durables)	70,400	51,359
	New World Development Co., Ltd. (Real Estate Management & Development)	330,000	383,662
	Noble Group, Ltd. (Trading Companies & Distributors) (b)	6,611,400	798,871
	NWS Holdings, Ltd. (Industrial Conglomerates)	502,000	820,447
	PCCW, Ltd. (Diversified Telecommunication Services)	270,000	196,626
	Real Nutriceutical Group, Ltd. (Personal Products)	871,000	80,831
	Sands China, Ltd. (Hotels, Restaurants & Leisure)	1,046,400	3,992,246
	Sino Land Co., Ltd. (Real Estate Management & Development)	186,000	331,800
	Skyworth Digital Holdings, Ltd. (Household Durables)	246,000	183,587
	SmarTone Telecommunications Holdings, Ltd. (Wireless Telecommunication Services)	97,500	173,676
	Sun Hung Kai & Co., Ltd. (Consumer Finance)	110,000	64,652
	Sun Hung Kai Properties, Ltd. (Real Estate Management & Development)	127,000	1,816,998
	Swire Pacific, Ltd. Class A (Real Estate Management & Development)	36,000	430,140
	Swire Properties, Ltd. (Real Estate Management & Development)	33,200	92,431
	Texwinca Holdings, Ltd. (Textiles, Apparel & Luxury Goods)	8,000	6,290
	Truly International Holdings, Ltd. (Electronic Equipment, Instruments & Components)	6,040,000	3,285,317
	United Laboratories International Holdings, Ltd. (The) (Pharmaceuticals) (b)	38,000	14,841
	WH Group, Ltd. (Food Products) (d)	2,896,500	2,281,091
	Wharf Holdings, Ltd. (The) (Real Estate Management & Development)	65,000	447,805
	Wheelock & Co., Ltd. (Real Estate Management & Development)	75,000	401,661
	Xinyi Automobile Glass Hong Kong Enterprises, Ltd. (Auto Components) (b)	35,000	6,000
	Xinyi Glass Holdings, Ltd. (Auto Components) (b)	4,074,000	3,108,641
	Yue Yuen Industrial Holdings, Ltd. (Textiles, Apparel & Luxury Goods)	828,000	3,361,776
			31,341,691
	Ireland 0.7%
	Experian PLC (Professional Services)	113,689	2,222,319
	Shire PLC (Biotechnology)	38,905	2,508,020
			4,730,339
	Israel 1.7%
	Bezeq The Israeli Telecommunication Corp., Ltd. (Diversified Telecommunication Services)	581,962	1,150,738
	Cellcom Israel, Ltd. (Wireless Telecommunication Services) (b)	5,013	36,179
	Delek Automotive Systems, Ltd. (Specialty Retail)	42,728	371,455
	El Al Israel Airlines (Airlines)	1,764,943	1,326,068
	Israel Corp., Ltd. (The) (Chemicals)	4,896	836,244
	Israel Discount Bank, Ltd. Class A (Banks) (b)	155,365	267,362
	Nice, Ltd. (Software)	3,157	217,245
	Teva Pharmaceutical Industries, Ltd. (Pharmaceuticals)	134,070	7,401,063
			11,606,354
	Italy 4.7%
	A2A S.p.A. (Multi-Utilities)	468,956	665,852
	Acea S.p.A (Multi-Utilities)	59,644	830,191
	Assicurazioni Generali S.p.A. (Insurance)	46,232	608,878
	ASTM S.p.A. (Transportation Infrastructure)	7,243	80,815
	Banca IFIS S.p.A. (Diversified Financial Services)	35,930	819,463
	Biesse S.p.A. (Machinery)	30,837	431,982
	Cementir Holding S.p.A. (Construction Materials)	9,118	39,756
	DiaSorin S.p.A. (Health Care Equipment & Supplies)	4,215	265,307
	Enel S.p.A. (Electric Utilities)	1,427,495	6,572,081
	Eni S.p.A. (Oil, Gas & Consumable Fuels)	213,735	3,268,916
	Esprinet S.p.A. (Electronic Equipment, Instruments & Components)	43,746	273,151
	EXOR S.p.A. (Diversified Financial Services)	90,257	3,514,604
	Iren S.p.A. (Multi-Utilities)	747,359	1,228,255
	La Doria S.p.A. (Food Products)	21,480	285,294
	Maire Tecnimont S.p.A (Construction & Engineering)	370,500	942,763
	Mediaset S.p.A. (Media)	305,600	925,218
	Mediobanca S.p.A. (Banks)	56,371	394,838
	OVS S.p.A (Textiles, Apparel & Luxury Goods) (d)	10,355	60,894
	Poste Italiane S.p.A. (Insurance) (d)	337,551	2,349,204
	Prysmian S.p.A. (Electrical Equipment)	12,251	286,533
	Recordati S.p.A. (Pharmaceuticals)	5,340	173,193
	Salini Impregilo S.p.A. (Construction & Engineering)	133,336	403,383
	Saras S.p.A. (Oil, Gas & Consumable Fuels)	2,282,272	3,924,332
	Snam S.p.A. (Gas Utilities)	40,645	235,158
	Societa Cattolica di Assicurazioni SCRL (Insurance)	32,724	230,671
	Telecom Italia S.p.A. (Diversified Telecommunication Services) (b)	3,063,252	2,131,886
	TREVI Finanziaria Industriale S.p.A. (Construction & Engineering) (a)	296,027	388,214
	UniCredit S.p.A. (Banks)	66,292	162,459
			31,493,291
	Japan 29.3%
	Aeon Co., Ltd. (Food & Staples Retailing)	9,900	143,792
	Asahi Glass Co., Ltd. (Building Products)	510,000	2,983,976
	Asahi Kasei Corp. (Chemicals)	17,000	130,439
	Astellas Pharma, Inc. (Pharmaceuticals)	96,700	1,631,490
	Benesse Holdings, Inc. (Diversified Consumer Services)	1,600	38,951
	BML, Inc. (Health Care Providers & Services)	16,500	795,609
	Calsonic Kansei Corp. (Auto Components)	7,000	55,089
	Cawachi, Ltd. (Food & Staples Retailing)	41,500	976,136
	Central Glass Co., Ltd. (Building Products)	22,000	96,163
	Central Japan Railway Co. (Road & Rail) (c)	30,100	5,669,839
	Chubu Electric Power Co., Inc. (Electric Utilities) (c)	298,800	4,420,430
	Coca-Cola West Co., Ltd. (Beverages)	12,600	350,950
	Cocokara Fine, Inc. (Food & Staples Retailing)	9,900	354,628
	Credit Saison Co., Ltd. (Consumer Finance)	90,500	1,527,329
	Dai-ichi Life Insurance Co., Ltd. (The) (Insurance) (c)	78,700	1,045,888
	Daiichi Sankyo Co, Ltd. (Pharmaceuticals)	55,300	1,333,790
	Daiwa Securities Group, Inc. (Capital Markets)	151,000	866,176
	DCM Holdings Co., Ltd. (Specialty Retail) (c)	388,700	3,352,340
	Dowa Holdings Co., Ltd. (Metals & Mining)	29,000	154,898
	Dydo Drinco, Inc. (Food Products)	1,000	52,335
	Dynam Japan Holdings Co., Ltd. (Hotels, Restaurants & Leisure)	215,800	340,456
	East Japan Railway Co. (Road & Rail)	5,200	483,383
	EDION Corp. (Specialty Retail) (a)	75,500	635,610
	Eisai Co., Ltd. (Pharmaceuticals)	6,000	355,407
	EPS Holdings, Inc. (Life Sciences Tools & Services)	15,800	218,027
	Fields Corp. (Leisure Products)	12,900	168,148
	Foster Electric Co., Ltd. (Household Durables)	129,200	2,537,529
	Fuji Media Holdings, Inc. (Media)	14,500	174,935
	Fukuda Corp. (Construction & Engineering)	17,000	190,601
	Fukuoka Financial Group, Inc. (Banks)	1,119,000	4,342,863
	G-Tekt Corp. (Auto Components)	11,100	171,882
	Geo Holdings Corp. (Specialty Retail)	3,600	52,570
	GungHo Online Entertainment, Inc. (Software) (a)	14,400	32,883
	Happinet Corp. (Distributors) (a)	8,600	94,568
	Haseko Corp. (Household Durables)	59,600	641,940
	Hazama Ando Corp. (Construction & Engineering)	247,100	1,537,791
	Hitachi, Ltd. (Electronic Equipment, Instruments & Components) (c)	178,000	831,254
	Honda Motor Co., Ltd. (Automobiles) (c)	192,700	5,366,365
	Hosiden Corp. (Electronic Equipment, Instruments & Components)	26,200	163,052
	Idemitsu Kosan Co., Ltd. (Oil, Gas & Consumable Fuels)	79,600	1,564,930
	Iida Group Holdings Co., Ltd. (Household Durables) (c)	224,100	4,511,211
	Inpex Corp. (Oil, Gas & Consumable Fuels)	185,400	1,483,781
	ITOCHU Corp. (Trading Companies & Distributors) (c)	324,500	3,728,880
	Jeol, Ltd. (Health Care Equipment & Supplies)	52,000	210,477
	JFE Holdings, Inc. (Metals & Mining)	7,400	98,379
	JTEKT Corp. (Machinery)	23,800	339,384
	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	35,800	136,099
	Kanamoto Co., Ltd. (Trading Companies & Distributors)	39,500	832,700
	Kandenko Co., Ltd. (Construction & Engineering)	2,000	19,660
	Kanematsu Corp. (Trading Companies & Distributors)	47,000	77,846
	Kao Corp. (Personal Products)	30,500	1,659,886
	Kasai Kogyo Co., Ltd. (Auto Components)	30,300	306,163
	KDDI Corp. (Wireless Telecommunication Services) (c)	136,200	4,198,059
	Kirin Holdings Co., Ltd. (Beverages)	77,900	1,349,040
	Kohnan Shoji Co., Ltd. (Specialty Retail)	3,700	76,622
	Konami Holdings Corp. (Software) (c)	132,500	5,181,310
	Konica Minolta, Inc. (Technology Hardware, Storage & Peripherals)	105,900	867,667
	Kose Corp. (Personal Products)	200	18,778
	Kuraray Co., Ltd. (Chemicals)	5,300	67,941
	Maeda Corp. (Construction & Engineering)	275,000	2,514,578
	Marubeni Corp. (Trading Companies & Distributors)	870,400	4,104,831
	Marvelous, Inc. (Software)	56,800	443,111
	Mazda Motor Corp. (Automobiles)	30,800	467,124
	Medipal Holdings Corp. (Health Care Providers & Services)	210,200	3,485,651
	Megmilk Snow Brand Co., Ltd. (Food Products)	11,600	404,724
	Meidensha Corp. (Machinery)	13,000	44,975
	Ministop Co., Ltd. (Food & Staples Retailing)	3,700	62,407
	Mirait Holdings Corp. (Construction & Engineering)	23,500	252,193
	Mitsuba Corp. (Auto Components)	3,200	38,512
	Mitsubishi Chemical Holdings Corp. (Chemicals)	324,400	1,788,039
	Mitsubishi Corp. (Trading Companies & Distributors) (c)	64,800	1,129,483
	Mitsubishi Estate Co., Ltd. (Real Estate Management & Development)	38,000	718,401
	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	3,000	17,347
	Mitsubishi Materials Corp. (Metals & Mining)	16,000	42,652
	Mitsubishi Motors Corp. (Automobiles)	9,700	45,822
	Mitsubishi Shokuhin Co., Ltd. (Food & Staples Retailing)	2,100	58,306
	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals)	22,500	424,266
	Mitsubishi UFJ Financial Group, Inc. (Banks) (c)	1,312,600	6,715,119
	Mitsui & Co., Ltd. (Trading Companies & Distributors)	54,500	645,497
	Mitsui Chemicals, Inc. (Chemicals)	436,000	1,880,139
	Mitsui Engineering & Shipbuilding Co., Ltd. (Machinery)	451,000	671,848
	Mitsui Fudosan Co., Ltd. (Real Estate Management & Development)	29,000	640,481
	Mitsui Sugar Co., Ltd. (Food Products)	5,000	25,089
	Mixi, Inc. (Internet Software & Services)	113,600	4,108,237
	Mizuho Financial Group, Inc. (Banks) (c)	27,100	44,381
	Modec, Inc. (Energy Equipment & Services)	25,100	396,050
	MS&AD Insurance Group Holdings, Inc. (Insurance) (c)	189,000	5,568,031
	Namura Shipbuilding Co., Ltd. (Machinery)	202,300	1,165,800
	NEC Capital Solutions, Ltd. (Trading Companies & Distributors)	900	13,469
	NH Foods, Ltd. (Food Products)	1,000	24,531
	Nichiha Corp. (Building Products)	8,500	166,859
	Nippo Corp. (Construction & Engineering)	5,000	92,664
	Nippon Electric Glass Co., Ltd. (Electronic Equipment, Instruments & Components) (c)	670,000	3,086,196
	Nippon Sheet Glass Co., Ltd. (Building Products) (b)	234,000	174,293
	Nippon Steel & Sumitomo Metal Corp. (Metals & Mining)	11,500	219,778
	Nippon Suisan Kaisha, Ltd. (Food Products) (c)	664,200	3,326,370
	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services) (c)	130,400	6,237,883
	Nishi-Nippon City Bank, Ltd. (The) (Banks)	857,000	1,688,215
	Nishimatsu Construction Co., Ltd. (Construction & Engineering)	5,000	24,991
	Nissan Motor Co., Ltd. (Automobiles) (c)	185,400	1,838,828
	Nissin Sugar Co., Ltd. (Food Products)	7,800	105,875
	Nomura Holdings, Inc. (Capital Markets)	1,100,000	5,058,264
	NTT Data Corp. (IT Services) (c)	75,100	3,761,072
	NTT DOCOMO, Inc. (Wireless Telecommunication Services) (c)	195,900	5,278,846
	Obayashi Corp. (Construction & Engineering)	170,500	1,886,554
	Oji Holdings Corp. (Paper & Forest Products)	21,000	88,499
	Oki Electric Industry Co., Ltd. (Electronic Equipment, Instruments & Components)	1,771,000	2,447,307
	Ono Pharmaceutical Co., Ltd. (Pharmaceuticals)	10,100	366,544
	ORIX Corp. (Diversified Financial Services) (c)	384,500	5,516,813
	Otsuka Holdings Co., Ltd. (Pharmaceuticals)	20,900	1,002,446
	PALTAC Corp. (Distributors) (c)	55,400	1,102,190
	Pola Orbis Holdings, Inc. (Personal Products)	12,700	1,264,586
	Qol Co., Ltd. (Food & Staples Retailing)	6,900	99,948
	Raito Kogyo Co., Ltd. (Construction & Engineering)	16,600	196,041
	Rengo Co., Ltd. (Containers & Packaging)	271,000	1,790,111
	Right On Co., Ltd. (Specialty Retail) (a)	18,400	207,380
	Round One Corp. (Hotels, Restaurants & Leisure)	52,500	358,112
	Ryobi, Ltd. (Machinery)	13,000	62,812
	Sankyo Tateyama, Inc. (Building Products)	28,800	442,295
	Sapporo Holdings, Ltd. (Beverages)	18,400	518,450
	Shinmaywa Industries, Ltd. (Machinery)	29,000	196,109
	Shionogi & Co., Ltd. (Pharmaceuticals)	16,700	875,631
	Shiseido Co., Ltd. (Personal Products)	21,800	619,805
	Sodick Co., Ltd. (Machinery)	24,000	190,288
	SoftBank Group Corp. (Wireless Telecommunication Services)	62,100	3,470,930
	Sompo Japan Nipponkoa Holdings, Inc. (Insurance)	31,800	1,048,417
	Sony Corp. (Household Durables)	13,600	437,450
	Sumitomo Chemical Co., Ltd. (Chemicals) (c)	443,000	1,997,158
	Sumitomo Corp. (Trading Companies & Distributors)	404,100	4,293,080
	Sumitomo Dainippon Pharma Co., Ltd. (Pharmaceuticals)	76,900	1,451,555
	Sumitomo Forestry Co., Ltd. (Household Durables)	201,300	2,870,500
	Sumitomo Heavy Industries, Ltd. (Machinery) (c)	87,000	421,208
	Sumitomo Metal Mining Co., Ltd. (Metals & Mining)	16,000	194,992
	Sumitomo Mitsui Financial Group, Inc. (Banks) (c)	95,876	3,108,324
	Sumitomo Rubber Industries, Ltd. (Auto Components)	49,000	703,053
	T&D Holdings, Inc. (Insurance)	42,600	445,268
	Taihei Dengyo Kaisha, Ltd. (Construction & Engineering)	43,000	444,181
	Taiheiyo Cement Corp. (Construction Materials)	36,000	104,788
	Takeda Pharmaceutical Co., Ltd. (Pharmaceuticals)	26,500	1,191,572
	Takuma Co., Ltd. (Machinery)	15,000	131,720
	Teijin, Ltd. (Chemicals)	7,000	26,687
	Toda Corp. (Construction & Engineering)	12,000	60,920
	Toho Holdings Co., Ltd. (Health Care Providers & Services)	9,000	203,754
	Tohoku Electric Power Co., Inc. (Electric Utilities)	94,600	1,225,670
	Tokio Marine Holdings, Inc. (Insurance) (c)	65,100	2,577,586
	Tokuyama Corp. (Chemicals) (b)	86,000	268,869
	Tokyo Energy & Systems, Inc. (Construction & Engineering)	7,000	79,992
	Tokyo Tatemono Co., Ltd. (Real Estate Management & Development)	31,300	395,410
	Toridoll.corp (Hotels, Restaurants & Leisure)	10,000	294,507
	Toyo Seikan Group Holdings, Ltd. (Containers & Packaging)	54,300	1,071,791
	Toyota Motor Corp. (Automobiles) (c)	101,100	5,839,990
	TV Asahi Holdings Corp. (Media)	4,700	78,076
	Unicharm Corp. (Household Products)	4,500	93,674
	Unipres Corp. (Auto Components)	7,000	116,009
	Vital KSK Holdings, Inc. (Health Care Providers & Services)	23,700	225,305
	Warabeya Nichiyo Co., Ltd. (Food Products)	1,500	31,783
	Yamada Denki Co., Ltd. (Specialty Retail) (c)	136,800	726,668
	Yamazaki Baking Co., Ltd. (Food Products)	53,200	1,473,969
	Yokogawa Bridge Holdings Corp. (Construction & Engineering)	3,400	38,853
	Yurtec Corp. (Construction & Engineering)	81,000	482,658
			196,907,841
	Luxembourg 0.4%
	Aperam S.A. (Metals & Mining)	33,023	1,381,721
	ArcelorMittal (Metals & Mining) (b)	45,628	293,269
	Millicom International Cellular S.A. (Wireless Telecommunication Services)	14,473	772,953
	Tenaris S.A. (Energy Equipment & Services)	3,084	41,237
			2,489,180
	Malaysia 0.0%‡
	Silverlake Axis, Ltd. (Software)	322,200	133,379

	Netherlands 5.7%
	AerCap Holdings N.V. (Trading Companies & Distributors) (b)	300	10,953
	BE Semiconductor Industries N.V. (Semiconductors & Semiconductor Equipment)	111,009	3,297,553
	BinckBank N.V. (Capital Markets)	32,934	183,880
	Corbion N.V. (Chemicals)	19,071	458,836
	Delta Lloyd N.V. (Insurance)	630,867	2,253,464
	Heineken Holding N.V. (Beverages)	4,622	387,348
	ING Groep N.V. (Banks)	555,758	6,213,377
	Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)	171,638	4,098,800
	NN Group N.V. (Insurance)	182,333	4,917,842
	NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment) (b)	300	25,227
	Refresco Group N.V. (Beverages) (d)	1,522	23,763
¤	Royal Dutch Shell PLC
	Class A (Oil, Gas & Consumable Fuels)	270,463	6,958,435
	Class B (Oil, Gas & Consumable Fuels) (c)	249,858	6,620,104
	STMicroelectronics N.V. (Semiconductors & Semiconductor Equipment)	433,599	3,164,054
			38,613,636
	New Zealand 0.3%
	Air New Zealand, Ltd. (Airlines)	644,513	1,028,683
	SKY Network Television, Ltd. (Media)	100,502	354,928
	SKYCITY Entertainment Group, Ltd. (Hotels, Restaurants & Leisure)	6,587	24,119
	Spark New Zealand, Ltd. (Diversified Telecommunication Services)	341,120	971,878
			2,379,608
	Norway 2.6%
	Austevoll Seafood ASA (Food Products)	129,914	1,143,291
	Avance Gas Holding, Ltd. (Oil, Gas & Consumable Fuels) (d)	14,851	47,877
	Borregaard ASA (Chemicals)	57,629	464,466
	BW LPG, Ltd. (Oil, Gas & Consumable Fuels) (d)	29,910	106,387
	DNB ASA (Banks)	98,193	1,080,604
	Grieg Seafood ASA (Food Products)	144,551	959,430
	Kongsberg Automotive ASA (Auto Components) (b)	37,347	25,939
	Leroy Seafood Group ASA (Food Products)	50,457	2,422,635
	Marine Harvest ASA (Food Products) (b)	183,090	3,116,186
	Norway Royal Salmon ASA (Food Products)	39,449	654,588
	Salmar ASA (Food Products)	102,251	3,181,274
	Storebrand ASA (Insurance) (b)	167,906	636,228
	Telenor ASA (Diversified Telecommunication Services)	199,632	3,333,845
	Yara International ASA (Chemicals)	2,365	76,889
			17,249,639
	Portugal 0.0%‡
	Altri SGPS S.A. (Paper & Forest Products)	35,995	139,480
	EDP - Energias de Portugal S.A. (Electric Utilities)	20,417	70,031
			209,511
	Singapore 1.2%
	Accordia Golf Trust (Hotels, Restaurants & Leisure)	97,000	48,475
	CapitaLand, Ltd. (Real Estate Management & Development)	1,259,400	2,977,771
	China Aviation Oil Singapore Corp., Ltd. (Oil, Gas & Consumable Fuels)	828,300	902,005
	Global Logistic Properties, Ltd. (Real Estate Management & Development)	270,800	386,799
	Golden Agri-Resources, Ltd. (Food Products)	5,110,100	1,372,146
	IGG, Inc. (Software) (a)	1,097,000	468,018
	Venture Corp., Ltd. (Electronic Equipment, Instruments & Components)	5,700	37,839
	Wilmar International, Ltd. (Food Products)	810,900	1,868,935
	Yanlord Land Group, Ltd. (Real Estate Management & Development)	81,500	71,731
			8,133,719
	South Africa 0.5%
	Investec PLC (Capital Markets)	344,155	2,047,346
	Mondi PLC (Paper & Forest Products)	52,918	1,071,525
			3,118,871
	Spain 4.0%
	ACS Actividades de Construccion y Servicios S.A. (Construction & Engineering)	126,585	3,630,042
	Almirall S.A. (Pharmaceuticals)	12,678	203,680
	Banco de Sabadell S.A. (Banks)	897,310	1,226,905
	Banco Santander S.A. (Banks)	1,003,841	4,257,986
	Ence Energia y Celulosa S.A. (Paper & Forest Products)	42,146	106,489
	Endesa S.A. (Electric Utilities)	59,673	1,253,898
	Gamesa Corp. Tecnologica S.A. (Electrical Equipment)	24,751	524,239
	Iberdrola S.A. (Electric Utilities) (c)	565,823	3,887,268
	Mediaset Espana Comunicacion S.A. (Media)	40,825	469,204
	Obrascon Huarte Lain S.A. (Construction & Engineering) (a)	868,550	3,234,532
	Repsol S.A. (Oil, Gas & Consumable Fuels)	238,303	3,003,918
	Telefonica S.A. (Diversified Telecommunication Services)	491,171	4,814,767
			26,612,928
	Sweden 2.8%
	Atlas Copco AB Class B (Machinery)	33,868	866,391
	Axfood AB (Food & Staples Retailing)	18,918	340,024
	Bilia AB Class A (Specialty Retail)	25,707	659,423
	Bonava AB (Household Durables) (b)	38,403	447,444
	Byggmax Group AB (Specialty Retail)	30,444	220,583
	Electrolux AB Series B (Household Durables)	158,590	4,296,034
	Elekta AB Class B (Health Care Equipment & Supplies) (a)	34,311	273,060
	Granges AB (Metals & Mining)	86,184	876,243
	ICA Gruppen AB (Food & Staples Retailing)	9,690	324,208
	Intrum Justitia AB (Commercial Services & Supplies)	88,712	2,846,829
	Inwido AB (Building Products)	16,802	211,080
	Lundin Petroleum AB (Oil, Gas & Consumable Fuels) (b)	562	9,300
	Medivir AB Class B (Biotechnology) (b)	8,386	56,106
	Mycronic AB (Electronic Equipment, Instruments & Components)	119,155	1,382,042
	NCC AB (Construction & Engineering)	9,600	231,558
	Nordea Bank AB (Banks)	196,613	1,751,986
	Peab AB (Construction & Engineering)	7,832	62,971
	SAS AB (Airlines) (b)	394,727	774,969
	Svenska Cellulosa AB SCA Class B (Household Products)	7,184	213,665
	Swedish Match AB (Tobacco)	14,417	525,832
	Telia Co. AB (Diversified Telecommunication Services)	144,764	660,633
	Vitrolife AB (Biotechnology)	1,844	105,162
	Volvo AB Class B (Machinery) (c)	143,172	1,525,919
			18,661,462
	Switzerland 10.1%
	ABB, Ltd. Registered (Electrical Equipment) (b)	53,496	1,137,038
	Actelion, Ltd. Registered (Biotechnology) (b)(c)	33,135	5,876,916
	Adecco Group A.G. Registered (Professional Services)	23,036	1,264,461
	ALSO Holding A.G. Registered (Electronic Equipment, Instruments & Components) (b)	2,013	153,800
	Autoneum Holding A.G. (Auto Components)	1,768	498,002
	Bachem Holding A.G. Class B Registered (Life Sciences Tools & Services)	2,317	188,501
	Cembra Money Bank A.G. (Consumer Finance) (b)	1,326	95,222
	Coca-Cola HBC A.G. (Beverages) (b)	143,463	2,963,810
	Glencore PLC (Metals & Mining) (c)	2,092,104	5,170,724
	Kudelski S.A. (Electronic Equipment, Instruments & Components) (b)	49,099	1,046,115
	Lonza Group A.G. Registered (Life Sciences Tools & Services) (b)	18,808	3,545,421
¤	Nestle S.A. Registered (Food Products) (c)	126,881	10,171,950
¤	Novartis A.G. Registered (Pharmaceuticals) (c)	165,543	13,715,542
	Oriflame Holding A.G. (Personal Products) (b)	63,987	1,648,093
	Pargesa Holding S.A. (Diversified Financial Services)	3,422	238,325
¤	Roche Holding A.G. (Pharmaceuticals) (c)	51,234	13,083,383
	STMicroelectronics N.V. (Semiconductors & Semiconductor Equipment)	37,663	274,539
	Swiss Prime Site A.G. Registered (Real Estate Management & Development) (b)	9,559	878,280
	Swiss Re A.G. (Insurance)	3,603	302,419
	Temenos Group A.G. Registered (Software) (b)	1,537	95,071
	UBS Group A.G. Registered (Capital Markets)	18,553	255,554
	Wizz Air Holdings PLC (Airlines) (b)(d)	85,998	1,762,979
	Zurich Insurance Group A.G. (Insurance) (b)	14,376	3,454,571
			67,820,716
	United Kingdom 17.1%
	3i Group PLC (Capital Markets)	202,575	1,654,164
	Acacia Mining PLC (Metals & Mining)	138,591	1,026,225
	Anglo American PLC (Metals & Mining)	312,070	3,430,040
	AstraZeneca PLC (Pharmaceuticals) (c)	74,274	4,962,079
	Barratt Developments PLC (Household Durables)	18,552	107,418
	Berkeley Group Holdings PLC (Household Durables)	7,631	270,963
	BP PLC (Oil, Gas & Consumable Fuels) (c)	1,232,889	6,964,769
¤	British American Tobacco PLC (Tobacco) (c)	169,868	10,846,044
	British Land Co. PLC (The) (Real Estate Investment Trusts)	63,244	561,629
	Cairn Energy PLC (Oil, Gas & Consumable Fuels) (b)	9,562	22,665
	Carillion PLC (Construction & Engineering)	430,267	1,518,688
	Centamin PLC (Metals & Mining)	588,327	1,291,733
	Cranswick PLC (Food Products)	2,707	83,868
	Debenhams PLC (Multiline Retail)	1,300,166	964,455
	EnQuest PLC (Oil, Gas & Consumable Fuels) (b)	1,081,950	354,397
	Enterprise Inns PLC (Hotels, Restaurants & Leisure) (b)	16,981	19,833
	esure Group PLC (Insurance)	57,898	199,608
	Evraz PLC (Metals & Mining) (b)	380,367	861,815
	Galliford Try PLC (Construction & Engineering)	17,974	233,595
	GlaxoSmithKline PLC (Pharmaceuticals) (c)	182,612	4,079,522
	Go-Ahead Group PLC (Road & Rail)	26,126	632,057
	Greggs PLC (Food & Staples Retailing)	15,461	211,576
	Home Retail Group PLC (Internet & Catalog Retail) (b)	17,694	36,156
¤	HSBC Holdings PLC (Banks) (c)	1,714,881	11,236,586
	Imperial Brands PLC (Tobacco) (c)	140,355	7,399,463
	Indivior PLC (Pharmaceuticals)	844,719	3,310,230
	International Consolidated Airlines Group S.A. (Airlines)	71,586	386,320
	JD Sports Fashion PLC (Specialty Retail)	38,632	643,184
	John Wood Group PLC (Energy Equipment & Services)	198,666	1,733,987
	Just Eat PLC (Internet Software & Services) (b)	20,559	146,111
	J Sainsbury PLC (Food & Staples Retailing) (c)	1,372,196	4,073,361
	Kingfisher PLC (Specialty Retail)	655,633	2,918,066
	Legal & General Group PLC (Insurance)	196,843	535,873
	Marks & Spencer Group PLC (Multiline Retail)	27,824	117,578
	Meggitt PLC (Aerospace & Defense)	152,218	882,565
	Micro Focus International PLC (Software)	87,982	2,254,274
	Moneysupermarket.com Group PLC (Internet Software & Services)	24,613	97,234
	Old Mutual PLC (Insurance) (c)	2,025,167	5,644,516
	Persimmon PLC (Household Durables)	4,520	100,916
	Petrofac, Ltd. (Energy Equipment & Services)	2,376	23,442
	Playtech PLC (Software)	72,805	837,796
	Premier Farnell PLC (Electronic Equipment, Instruments & Components)	13,123	33,693
	Redrow PLC (Household Durables)	4,408	19,724
	Rio Tinto PLC (Metals & Mining)	477	15,539
	Rio Tinto, Ltd. (Metals & Mining)	25,708	968,244
	Royal Mail PLC (Air Freight & Logistics)	538,787	3,633,028
	Sage Group PLC (The) (Software)	294,263	2,774,776
	Sky PLC (Media)	219,091	2,669,044
	Subsea 7 S.A. (Energy Equipment & Services) (b)	237,887	2,544,615
	Taylor Wimpey PLC (Household Durables)	98,653	201,980
	TORM PLC (Oil, Gas & Consumable Fuels) (b)	1,813	17,439
	Tullett Prebon PLC (Capital Markets)	35,874	157,720
	Unilever N.V., CVA (Personal Products)	19,479	902,352
	Unilever PLC (Personal Products)	28,784	1,346,058
¤	Vodafone Group PLC (Wireless Telecommunication Services) (c)	2,581,311	7,841,969
	WH Smith PLC (Specialty Retail)	2,833	57,327
	WM Morrison Supermarkets PLC (Food & Staples Retailing)	568,367	1,397,597
	Wolseley PLC (Trading Companies & Distributors)	41,645	2,319,793
	WPP PLC (Media) (c)	233,846	5,255,029
			114,830,728
	United States 1.0%
	Carnival PLC (Hotels, Restaurants & Leisure) (c)	107,391	5,176,251
	International Game Technology PLC (Hotels, Restaurants & Leisure)	6,851	143,186
	REC Silicon ASA (Semiconductors & Semiconductor Equipment) (b)	2,955,707	558,411
	Sims Metal Management, Ltd. (Metals & Mining)	114,926	736,259
	Transocean, Ltd. (Energy Equipment & Services) (b)	2,849	30,953
			6,645,060
	Total Common Stocks (Cost $865,897,151)		871,094,681

	Preferred Stock 0.6%
	Germany 0.6%
	Porsche Automobil Holding S.E. 2.11% (Automobiles) (c)	79,670	4,174,762

	Total Preferred Stock (Cost $3,733,848)		4,174,762

		Principal Amount
	Short-Term Investment 0.1%
	Repurchase Agreement 0.1%
	United States 0.1%
	Fixed Income Clearing Corp. 0.03%, dated 7/29/16 due 8/1/16 Proceeds at Maturity $771,661 (Collateralized by a United States Treasury Note with a rate of 1.75% and a maturity date of 12/31/20, with a Principal Amount of $765,000 and a Market Value of $788,906) (Capital Markets)	$771,659	771,659
	Total Short-Term Investment (Cost $771,659)		771,659
	Total Investments, Before Investments Sold Short (Cost $870,402,658) (h)	130.4%	876,041,102

		Shares
	Investments Sold Short (30.9%)
	Common Stocks Sold Short (28.9%)
	Australia (4.5%)
	Adelaide Brighton, Ltd. (Construction Materials)	(96,102)	(431,624)
	Ainsworth Game Technology, Ltd. (Hotels, Restaurants & Leisure)	(16,346)	(25,962)
	ALS, Ltd. (Professional Services)	(340,950)	(1,321,435)
	Ansell, Ltd. (Health Care Equipment & Supplies)	(165,225)	(2,432,150)
	ARB Corp., Ltd. (Auto Components)	(6,462)	(89,131)
	Australian Agricultural Co., Ltd. (Food Products) (b)	(750,899)	(1,158,411)
	Aveo Group (Real Estate Management & Development)	(72,705)	(193,383)
	Bapcor, Ltd. (Distributors)	(51,148)	(222,336)
	Beadell Resources, Ltd. (Metals & Mining) (b)	(280,024)	(108,530)
	Cleanaway Waste Management, Ltd. (Commercial Services & Supplies)	(1,238,227)	(804,547)
	Corporate Travel Management, Ltd. (Hotels, Restaurants & Leisure)	(4,889)	(58,034)
	Cover-More Group, Ltd. (Insurance)	(71,048)	(73,970)
	CuDeco, Ltd. (Metals & Mining) (b)	(45,132)	(15,949)
	DuluxGroup, Ltd. (Chemicals)	(184,039)	(928,673)
■	Greencross, Ltd. (Specialty Retail)	(550,035)	(2,934,354)
	Iluka Resources, Ltd. (Metals & Mining)	(158,700)	(846,641)
	Independence Group NL (Metals & Mining)	(319,869)	(977,199)
	Infigen Energy (Independent Power & Renewable Electricity Producers) (b)	(60,161)	(54,406)
	InvoCare, Ltd. (Diversified Consumer Services)	(42,280)	(470,715)
	IPH, Ltd. (Professional Services)	(33,847)	(172,595)
	Jacana Minerals, Ltd. (Metals & Mining) (b)(e)(f)	(26,409)	(2)
	Japara Healthcare, Ltd. (Health Care Providers & Services)	(418,533)	(823,786)
	Karoon Gas Australia, Ltd. (Oil, Gas & Consumable Fuels) (b)	(38,634)	(38,755)
	Liquefied Natural Gas, Ltd. (Oil, Gas & Consumable Fuels) (b)	(516,140)	(241,228)
	Macquarie Atlas Roads Group (Transportation Infrastructure)	(118,377)	(523,571)
	Magellan Financial Group, Ltd. (Capital Markets)	(112,978)	(1,960,988)
	Nanosonics, Ltd. (Health Care Equipment & Supplies) (b)	(34,384)	(71,597)
	NEXTDC, Ltd. (Internet Software & Services) (b)	(13,836)	(39,325)
	Nufarm, Ltd. (Chemicals)	(41,191)	(259,190)
	Orocobre, Ltd. (Metals & Mining) (b)	(58,721)	(184,748)
	Orora, Ltd. (Containers & Packaging)	(212,460)	(463,387)
	OzForex Group, Ltd. (Diversified Financial Services)	(436,001)	(825,034)
	Paladin Energy, Ltd. (Oil, Gas & Consumable Fuels) (b)(e)(f)	(3,372,145)	(525,346)
	Qube Holdings, Ltd. (Transportation Infrastructure)	(1,139,590)	(2,208,380)
	SAI Global, Ltd. (Professional Services)	(370,290)	(1,001,791)
	Sandfire Resources NL (Metals & Mining)	(245,848)	(1,070,548)
	Saracen Mineral Holdings, Ltd. (Metals & Mining) (b)	(93,374)	(121,696)
	Sirtex Medical, Ltd. (Biotechnology)	(42,008)	(1,004,648)
	Spotless Group Holdings, Ltd. (Commercial Services & Supplies)	(2,078,974)	(1,888,000)
	Syrah Resources, Ltd. (Metals & Mining) (b)	(187,414)	(649,459)
	Tassal Group, Ltd. (Food Products)	(220,546)	(690,528)
	Virgin Australia Holdings, Ltd. (Airlines) (b)	(854,496)	(155,850)
	Virgin Australia International Holdings Pty, Ltd. (Airlines) (b)(e)(f)	(444,108)	(3,375)
	Western Areas, Ltd. (Metals & Mining)	(1,109,245)	(2,301,310)
			(30,372,587)
	Austria (0.9%)
	ams A.G. (Semiconductors & Semiconductor Equipment)	(65,369)	(2,168,400)
	Schoeller-Bleckmann Oilfield Equipment A.G. (Energy Equipment & Services)	(35,461)	(2,174,155)
	Zumtobel Group A.G. (Electrical Equipment)	(93,434)	(1,418,034)
			(5,760,589)
	Belgium (0.6%)
	Ablynx N.V. (Biotechnology) (b)	(11,567)	(158,933)
	Ackermans & van Haaren N.V. (Diversified Financial Services)	(11,042)	(1,336,342)
	Celyad S.A. (Biotechnology) (b)	(1,490)	(36,631)
	Cie d'Entreprises CFE (Construction & Engineering)	(4,515)	(415,936)
	Fagron (Health Care Providers & Services) (b)	(127,097)	(1,018,818)
	KBC Ancora (Diversified Financial Services) (b)	(984)	(30,396)
	Nyrstar N.V. (Metals & Mining) (b)	(99,138)	(903,760)
			(3,900,816)
	China (0.2%)
	Baoxin Auto Group, Ltd. (Specialty Retail) (b)(e)(f)	(114,148)	(62,382)
	Boshiwa International Holding, Ltd. (Specialty Retail) (b)(e)(f)	(86,000)	(1,862)
	China Everbright Water, Ltd. (Water Utilities)	(800)	(358)
	China Shanshui Cement Group, Ltd. (Construction Materials) (b)(e)(f)	(932,000)	(188,601)
	CPMC Holdings, Ltd. (Containers & Packaging)	(20,000)	(8,765)
	Dalian Port PDA Co., Ltd. Class H (Transportation Infrastructure)	(588,797)	(123,703)
	Guotai Junan International Holdings, Ltd. (Capital Markets)	(1,847,000)	(618,968)
	Hilong Holding, Ltd. (Energy Equipment & Services)	(24,000)	(3,248)
	Leyou Technologies Holdings, Ltd. (Food Products) (b)	(195,000)	(26,391)
	Li Ning Co., Ltd. (Textiles, Apparel & Luxury Goods) (b)	(35,333)	(18,490)
	Sinopec Engineering Group Co., Ltd. Class H (Construction & Engineering)	(152,000)	(132,439)
	TCL Multimedia Technology Holdings, Ltd. (Household Durables) (b)	(2,000)	(1,088)
			(1,186,295)
	Denmark (0.2%)
	ALK-Abello A/S (Pharmaceuticals)	(91)	(13,007)
	Ambu A/S Class B (Health Care Equipment & Supplies)	(56)	(2,382)
	Bavarian Nordic A/S (Biotechnology) (b)	(7,540)	(287,274)
	FLSmidth & Co. A/S (Construction & Engineering)	(1,521)	(61,150)
	Jyske Bank A/S Registered (Banks)	(16,851)	(700,779)
	Topdanmark A/S (Insurance) (b)	(21,009)	(521,314)
			(1,585,906)
	Finland (0.4%)
	Konecranes OYJ (Machinery)	(5,823)	(175,383)
	Outotec OYJ (Construction & Engineering) (b)	(468,947)	(2,268,048)
			(2,443,431)
	France (1.4%)
	AB Science S.A. (Pharmaceuticals) (b)	(13,697)	(202,594)
	Adocia (Biotechnology) (b)	(631)	(36,663)
	CGG S.A. (Energy Equipment & Services) (b)	(5,597)	(133,775)
	Dassault Aviation S.A. (Aerospace & Defense)	(30)	(31,814)
	DBV Technologies S.A. (Biotechnology) (b)	(2,178)	(150,313)
	Euler Hermes Group (Insurance)	(185)	(15,303)
	Europcar Groupe S.A. (Road & Rail) (b)(d)	(88,037)	(726,970)
	Genfit (Life Sciences Tools & Services) (b)	(10,193)	(274,012)
	Innate Pharma S.A. (Biotechnology) (b)	(36,816)	(440,004)
	Marie Brizard Wine & Spirits S.A. (Beverages) (b)	(19,410)	(348,508)
	Nexity S.A. (Real Estate Management & Development) (b)	(2,232)	(118,655)
	Societe Television Francaise 1 (Media)	(196,599)	(1,900,591)
	Solocal Group (Media) (b)	(68,746)	(261,241)
	Vallourec S.A. (Energy Equipment & Services) (b)	(557,823)	(2,031,216)
	Virbac S.A. (Pharmaceuticals) (b)	(4,108)	(809,242)
	Zodiac Aerospace (Aerospace & Defense)	(101,302)	(2,282,102)
			(9,763,003)
	Germany (2.5%)
	AIXTRON S.E. (Semiconductors & Semiconductor Equipment) (b)	(427,231)	(2,681,496)
	AURELIUS S.E. & Co. KGaA (Capital Markets)	(163)	(9,930)
	Bertrandt A.G. (Professional Services)	(486)	(53,123)
	Deutsche Bank A.G. (Capital Markets) (b)	(20,953)	(281,691)
	Drillisch A.G. (Wireless Telecommunication Services)	(10,018)	(397,885)
	ElringKlinger A.G. (Auto Components)	(2,802)	(51,109)
	Gerry Weber International A.G. (Textiles, Apparel & Luxury Goods)	(81,737)	(995,607)
	Heidelberger Druckmaschinen A.G. (Machinery) (b)	(706,334)	(2,031,061)
	Hypoport A.G. (Diversified Financial Services) (b)	(2,003)	(217,217)
	Kloeckner & Co. S.E. (Trading Companies & Distributors) (b)	(21,493)	(288,110)
	Leoni A.G. (Auto Components)	(4,395)	(162,665)
	LPKF Laser & Electronics A.G. (Electronic Equipment, Instruments & Components) (b)	(28,906)	(223,633)
	Manz A.G. (Semiconductors & Semiconductor Equipment) (b)	(9,148)	(318,074)
	MorphoSys A.G. (Life Sciences Tools & Services) (b)	(58,357)	(2,583,629)
	Puma S.E. (Textiles, Apparel & Luxury Goods)	(4,298)	(1,071,072)
	Rational A.G. (Machinery)	(1,399)	(676,779)
	RIB Software A.G. (Software)	(120,736)	(1,349,829)
	Rocket Internet S.E. (Internet Software & Services) (b)(d)	(33,986)	(705,023)
	SGL Carbon S.E. (Electrical Equipment) (b)	(154,640)	(1,883,610)
	Vossloh A.G. (Machinery) (b)	(8,056)	(497,615)
	zooplus A.G. (Internet & Catalog Retail) (b)	(1,259)	(181,787)
			(16,660,945)
	Hong Kong (1.9%)
	Anxin-China Holdings, Ltd. (Electronic Equipment, Instruments & Components) (b)(e)(f)	(1,608,000)	(7,980)
	Cafe de Coral Holdings, Ltd. (Hotels, Restaurants & Leisure)	(118,000)	(396,963)
	China Financial International Investments, Ltd. (Capital Markets) (b)	(1,040,000)	(52,279)
	China Smarter Energy Group Holdings, Ltd. Class H (Capital Markets) (b)	(1,823,242)	(136,301)
■	Esprit Holdings, Ltd. (Specialty Retail) (b)	(3,758,781)	(3,013,459)
	Goldin Financial Holdings, Ltd. (Diversified Financial Services) (b)	(118,000)	(50,191)
	Good Resources Holdings, Ltd. (Diversified Financial Services) (b)	(2,980,000)	(155,561)
	Haier Healthwise Holdings, Ltd. (Leisure Products) (b)	(6,590,000)	(197,061)
	HKBN, Ltd. (Diversified Telecommunication Services)	(473,000)	(565,157)
	Kingston Financial Group, Ltd. (Capital Markets) (b)	(1,540,000)	(680,836)
	KuangChi Science, Ltd. (Paper & Forest Products) (b)	(2,052,000)	(714,116)
	Luk Fook Holdings International, Ltd. (Specialty Retail)	(175,000)	(444,357)
	Melco International Development, Ltd. (Hotels, Restaurants & Leisure)	(2,271,000)	(2,330,011)
	Pacific Basin Shipping, Ltd. (Marine) (b)	(7,459,000)	(826,812)
	Realord Group Holdings, Ltd. (Commercial Services & Supplies) (b)	(1,498,000)	(801,286)
	Sa Sa International Holdings, Ltd. (Specialty Retail)	(2,802,813)	(1,221,065)
	Sea Holdings, Ltd. (Real Estate Management & Development)	(6,000)	(14,384)
	SSY Group, Ltd. (Pharmaceuticals)	(2,000)	(624)
	Stella International Holdings, Ltd. (Textiles, Apparel & Luxury Goods)	(7,000)	(11,982)
	Texwinca Holdings, Ltd. (Textiles, Apparel & Luxury Goods)	(176,000)	(138,379)
	Town Health International Medical Group, Ltd. (Health Care Providers & Services)	(536,000)	(85,667)
	Vision Fame International Holding, Ltd. (Construction & Engineering) (b)	(1,368,000)	(548,371)
	Vitasoy International Holdings, Ltd. (Food Products)	(50,000)	(94,736)
	Viva China Holdings, Ltd. (Media) (b)	(176,000)	(16,333)
			(12,503,911)
	India (0.1%)
	Vedanta Resources PLC (Metals & Mining)	(84,853)	(644,033)

	Ireland (0.1%)
	COSMO Pharmaceuticals N.V. (Pharmaceuticals) (b)	(2,234)	(359,810)
	UDG Healthcare PLC (Health Care Providers & Services)	(3,850)	(29,629)
			(389,439)
	Isle of Man (0.3%)
	GVC Holdings PLC (Hotels, Restaurants & Leisure)	(204,592)	(1,708,541)

	Italy (3.6%)
	Anima Holding S.p.A. (Capital Markets) (d)	(405,848)	(2,032,747)
	Azimut Holding S.p.A. (Capital Markets)	(16,580)	(260,622)
	Banca Carige S.p.A. (Banks) (b)	(4,028,701)	(1,506,618)
	Banca Generali S.p.A. (Capital Markets)	(65,256)	(1,348,231)
	Banca Mediolanum S.p.A. (Diversified Financial Services)	(12,391)	(90,877)
	Banca Monte Dei Paschi Di Siena S.p.A. (Banks) (b)	(1,146,987)	(395,215)
	Banca Popolare Dell'emilia Romagna S.C. (Banks)	(583,016)	(2,392,151)
	Banca Popolare di Sondrio SCARL (Banks)	(78,653)	(212,625)
	Banca Profilo S.p.A. (Capital Markets)	(292,281)	(61,760)
	Banco Popolare SC (Banks)	(246,853)	(694,922)
	Brunello Cucinelli S.p.A. (Textiles, Apparel & Luxury Goods)	(91,433)	(1,706,087)
	Cairo Communication S.p.A. (Media)	(441,278)	(1,967,476)
	Cerved Information Solutions S.p.A. (Diversified Financial Services)	(44,632)	(374,239)
	Credito Valtellinese SC (Banks)	(650,420)	(288,396)
	Finecobank Banca Fineco S.p.A. (Banks)	(315,574)	(1,873,431)
	Italcementi S.p.A. (Construction Materials) (b)	(35,250)	(417,347)
	Piaggio & C. S.p.A. (Automobiles)	(34,211)	(62,688)
	Prada S.p.A. (Textiles, Apparel & Luxury Goods)	(864,900)	(2,569,595)
	RCS MediaGroup S.p.A. (Media) (b)	(195,354)	(178,219)
	Safilo Group S.p.A. (Textiles, Apparel & Luxury Goods) (b)	(47,375)	(376,318)
	Salvatore Ferragamo S.p.A. (Textiles, Apparel & Luxury Goods)	(30,293)	(713,251)
	Tod's S.p.A. (Textiles, Apparel & Luxury Goods)	(2,671)	(156,924)
	Unione di Banche Italiane S.p.A. (Banks)	(632,893)	(1,941,585)
■	Yoox Net-A-Porter Group S.p.A. (Internet & Catalog Retail) (b)	(96,264)	(2,694,885)
			(24,316,209)
	Japan (3.4%)
	Ai Holdings Corp. (Electronic Equipment, Instruments & Components)	(55,600)	(1,382,439)
	Anicom Holdings, Inc. (Insurance)	(17,300)	(470,161)
	Asukanet Co., Ltd. (Commercial Services & Supplies)	(9,400)	(97,192)
	Atom Corp. (Hotels, Restaurants & Leisure)	(7,700)	(51,995)
	Bank of Kyoto, Ltd. (The) (Banks)	(163,000)	(1,116,646)
	Benefit One, Inc. (Professional Services)	(1,600)	(49,944)
	en-japan, Inc. (Professional Services)	(4,600)	(84,214)
	Fuji Kyuko Co., Ltd. (Hotels, Restaurants & Leisure)	(1,000)	(14,201)
	Fujita Kanko, Inc. (Hotels, Restaurants & Leisure)	(14,000)	(52,276)
	Harmonic Drive Systems, Inc. (Machinery)	(21,700)	(681,614)
	HEALIOS KK (Biotechnology) (b)	(4,300)	(89,721)
	Hirata Corp. (Machinery)	(12,100)	(680,688)
	HIS Co., Ltd. (Hotels, Restaurants & Leisure)	(7,400)	(199,006)
	IDOM, Inc. (Specialty Retail)	(35,400)	(181,796)
	Jamco Corp. (Aerospace & Defense)	(8,400)	(170,165)
	Japan Communications, Inc. (Wireless Telecommunication Services) (b)	(98,900)	(208,394)
	Japan Drilling Co., Ltd. (Energy Equipment & Services)	(400)	(8,491)
	Japan Tissue Engineering Co., Ltd. (Biotechnology) (b)	(7,200)	(87,147)
	Jin Co., Ltd. (Specialty Retail)	(8,100)	(339,369)
	Kumiai Chemical Industry Co., Ltd. (Chemicals)	(23,600)	(143,864)
	Laox Co., Ltd. (Specialty Retail) (b)	(21,900)	(148,526)
	Linical Co., Ltd. (Life Sciences Tools & Services)	(6,900)	(104,682)
	Mani, Inc. (Health Care Equipment & Supplies)	(8,900)	(182,998)
	Maruwa Unyu Kikan Co., Ltd. (Air Freight & Logistics)	(1,000)	(28,912)
	Matsuya Co., Ltd. (Multiline Retail)	(8,800)	(67,789)
	MISUMI Group, Inc. (Trading Companies & Distributors)	(101,800)	(1,897,619)
	Miura Co., Ltd. (Machinery)	(86,500)	(2,001,534)
	Next Co., Ltd. (Media)	(62,200)	(610,204)
	Nihon M&A Center, Inc. (Capital Markets)	(31,200)	(1,923,340)
	Nihon Trim Co., Ltd. (Machinery)	(1,100)	(75,033)
	Nippon Gas Co., Ltd. (Oil, Gas & Consumable Fuels)	(4,100)	(98,165)
	Nippon Parking Development Co., Ltd. (Commercial Services & Supplies)	(51,300)	(62,343)
	Okamoto Industries, Inc. (Chemicals)	(8,000)	(83,501)
	Optex Co., Ltd. (Electronic Equipment, Instruments & Components)	(11,500)	(269,594)
	OSAKA Titanium Technologies Co., Ltd. (Metals & Mining)	(31,700)	(408,852)
	Pacific Metals Co., Ltd. (Metals & Mining) (b)	(20,000)	(54,687)
	PC Depot Corp. (Specialty Retail)	(10,900)	(145,390)
	Rizap Group, Inc. (Personal Products)	(85,900)	(807,351)
	SanBio Co., Ltd. (Biotechnology) (b)	(15,000)	(204,342)
	Septeni Holdings Co., Ltd. (Media)	(4,600)	(147,195)
	Seria Co., Ltd. (Multiline Retail)	(2,300)	(187,994)
	Seven Bank, Ltd. (Banks)	(538,600)	(1,868,618)
	SHO-BOND Holdings Co., Ltd. (Construction & Engineering)	(5,000)	(254,815)
	Star Micronics Co., Ltd. (Machinery)	(7,500)	(89,602)
	Suruga Bank, Ltd. (Banks)	(17,300)	(401,155)
	Toho Zinc Co., Ltd. (Metals & Mining)	(352,000)	(1,197,079)
	Tomy Co., Ltd. (Leisure Products)	(28,000)	(253,834)
	Topcon Corp. (Electronic Equipment, Instruments & Components)	(199,100)	(1,939,583)
	United Arrows, Ltd. (Specialty Retail)	(30,300)	(856,127)
	Vector, Inc. (Media)	(13,400)	(400,549)
	WirelessGate, Inc. (Wireless Telecommunication Services)	(8,400)	(149,255)
	Yonex Co., Ltd. (Leisure Products)	(800)	(50,728)
	ZIGExN Co., Ltd. (Media) (b)	(7,500)	(79,164)
			(23,159,883)
	Jordan (0.0%)‡
	Hikma Pharmaceuticals PLC (Pharmaceuticals)	(4,908)	(171,091)

	Macau (0.0%)‡
	Macau Legend Development, Ltd. (Hotels, Restaurants & Leisure) (b)	(492,000)	(69,123)

	Netherlands (0.8%)
	Brunel International N.V. (Professional Services)	(7,711)	(158,107)
	Euronext N.V. (Diversified Financial Services)	(3,316)	(141,618)
	Flow Traders (Capital Markets) (d)	(24,673)	(874,702)
	GrandVision N.V. (Specialty Retail) (d)	(16,745)	(455,761)
	IMCD Group N.V. (Trading Companies & Distributors)	(4,245)	(179,989)
	Koninklijke BAM Groep N.V. (Construction & Engineering)	(130,330)	(511,439)
■	TomTom N.V. (Household Durables) (b)	(329,219)	(2,813,504)
			(5,135,120)
	New Zealand (0.0%)‡
	a2 Milk Co., Ltd. (Food Products) (b)	(112,194)	(159,622)
	Infratil, Ltd. (Electric Utilities)	(26,619)	(64,786)
	Xero, Ltd. (Software) (b)	(1,791)	(25,598)
	Z Energy, Ltd. (Oil, Gas & Consumable Fuels)	(12,460)	(77,118)
			(327,124)
	Norway (0.8%)
	Aker ASA Class A (Diversified Financial Services)	(4,055)	(121,595)
	Det Norske Oljeselskap ASA (Oil, Gas & Consumable Fuels) (b)	(53,341)	(673,942)
	DNO ASA (Oil, Gas & Consumable Fuels) (b)	(978,679)	(997,569)
	Hexagon Composites ASA (Machinery) (b)	(39,762)	(120,175)
	Nordic Semiconductor ASA (Semiconductors & Semiconductor Equipment) (b)	(450,322)	(2,028,201)
	Opera Software ASA (Internet Software & Services)	(2,100)	(13,192)
	Petroleum Geo-Services ASA (Energy Equipment & Services) (b)	(426,204)	(847,644)
	REC Silicon ASA (Semiconductors & Semiconductor Equipment) (b)	(1,178,217)	(222,596)
	Thin Film Electronics ASA (Technology Hardware, Storage & Peripherals) (b)	(373,259)	(194,213)
			(5,219,127)
	Portugal (0.1%)
	Banco Comercial Portugues S.A. (Banks) (b)	(17,512,867)	(395,504)

	Singapore (0.6%)
	Ezion Holdings, Ltd. (Energy Equipment & Services) (b)	(320,800)	(71,783)
	M1, Ltd. (Wireless Telecommunication Services)	(707,300)	(1,382,208)
	Raffles Medical Group, Ltd. (Health Care Providers & Services)	(722,998)	(849,349)
	Rowsley, Ltd. (Professional Services) (b)	(1,342,300)	(128,153)
	SIA Engineering Co., Ltd. (Transportation Infrastructure)	(71,300)	(196,770)
	SIIC Environment Holdings, Ltd. (Water Utilities) (b)	(1,185,780)	(512,980)
	Singapore Post, Ltd. (Air Freight & Logistics)	(774,600)	(829,083)
	SMRT Corp., Ltd. (Road & Rail)	(81,200)	(98,721)
	Super Group, Ltd. (Food Products)	(183,900)	(110,420)
	United Engineers, Ltd. (Construction & Engineering)	(84,400)	(144,790)
			(4,324,257)
	Spain (0.9%)
	Banco Popular Espanol S.A. (Banks)	(785,525)	(1,099,528)
	Cia De Distribucion Integral Logista Holdings S.A. (Air Freight & Logistics)	(6,108)	(147,399)
	Construcciones y Auxiliar De Ferrocarriles S.A. (Machinery)	(8)	(2,915)
	Euskaltel S.A. (Diversified Telecommunication Services) (b)	(53,667)	(481,558)
	Grupo Catalana Occidente S.A. (Insurance)	(3,899)	(109,587)
	Liberbank S.A. (Banks) (b)	(1,945,273)	(1,485,399)
	NH Hotel Group S.A. (Hotels, Restaurants & Leisure) (b)	(355,145)	(1,616,003)
	Sacyr S.A. (Construction & Engineering)	(282,333)	(497,146)
	Tecnicas Reunidas S.A. (Energy Equipment & Services)	(22,061)	(682,089)
			(6,121,624)
	Sweden (0.6%)
	Arcam AB (Machinery) (b)	(79,577)	(1,548,390)
	Betsson AB (Hotels, Restaurants & Leisure) (b)	(154,661)	(1,452,263)
	Com Hem Holding AB (Diversified Telecommunication Services)	(8,456)	(72,237)
	Haldex AB (Machinery)	(40,045)	(492,548)
	INVISIO Communications AB (Communications Equipment) (b)	(10,735)	(80,917)
	Sensys Gatso Group AB (Electronic Equipment, Instruments & Components) (b)	(359,850)	(87,471)
	Tobii AB (Technology Hardware, Storage & Peripherals) (b)	(3,478)	(25,098)
			(3,758,924)
	Switzerland (0.8%)
	AFG Arbonia-Forster Holding A.G. Registered (Building Products) (b)	(2,014)	(31,793)
	Basilea Pharmaceutica A.G. Registered (Biotechnology) (b)	(19,361)	(1,411,323)
	Burckhardt Compression Holding A.G. (Machinery)	(1,002)	(300,073)
	Comet Holding A.G. Registered (Electronic Equipment, Instruments & Components) (b)	(95)	(77,435)
	Daetwyler Holding A.G. (Industrial Conglomerates)	(1,020)	(136,814)
	DKSH Holding, Ltd. (Professional Services)	(4,470)	(315,926)
	EFG International A.G. (Capital Markets) (b)	(151,443)	(721,901)
	GAM Holding A.G. (Capital Markets) (b)	(14,683)	(161,343)
	Leonteq A.G. (Capital Markets) (b)	(270)	(17,537)
	Meyer Burger Technology A.G. (Semiconductors & Semiconductor Equipment) (b)	(229,282)	(958,102)
	Panalpina Welttransport Holding A.G. Registered (Air Freight & Logistics)	(3,436)	(465,129)
	Santhera Pharmaceutical Holding A.G. Registered (Biotechnology) (b)	(13,886)	(805,193)
	VZ Holding A.G. (Capital Markets)	(564)	(168,758)
			(5,571,327)
	United Kingdom (4.2%)
	AA PLC (Diversified Consumer Services)	(8,986)	(29,482)
	AO World PLC (Internet & Catalog Retail) (b)	(6,446)	(12,540)
	AVEVA Group PLC (Software)	(65,454)	(1,638,947)
	Barclays PLC (Banks)	(509,242)	(1,041,599)
	Brammer PLC (Trading Companies & Distributors)	(111,194)	(161,876)
	BTG PLC (Pharmaceuticals) (b)	(64,290)	(567,514)
	Chemring Group PLC (Aerospace & Defense)	(94,405)	(171,480)
	De La Rue PLC (Commercial Services & Supplies)	(20,466)	(170,640)
	Devro PLC (Food Products)	(24,939)	(93,571)
	Dialight PLC (Electrical Equipment) (b)	(13,470)	(102,148)
	Diploma PLC (Trading Companies & Distributors)	(887)	(10,019)
	Essentra PLC (Chemicals)	(162,217)	(1,041,227)
	Hargreaves Lansdown PLC (Capital Markets)	(116,217)	(1,997,958)
	Howden Joinery Group PLC (Trading Companies & Distributors)	(228,210)	(1,304,746)
	Hunting PLC (Energy Equipment & Services)	(297,111)	(1,604,303)
	Imagination Technologies Group PLC (Semiconductors & Semiconductor Equipment) (b)	(852,117)	(2,294,939)
	International Personal Finance PLC (Consumer Finance)	(14,727)	(52,254)
	Jardine Lloyd Thompson Group PLC (Insurance)	(4,256)	(55,199)
	Lancashire Holdings, Ltd. (Insurance)	(9,630)	(76,788)
	Lloyds Banking Group PLC (Banks)	(224,398)	(157,845)
	Ocado Group PLC (Internet & Catalog Retail) (b)	(361,024)	(1,273,807)
	Ophir Energy PLC (Oil, Gas & Consumable Fuels) (b)	(116,932)	(104,846)
	Oxford Instruments PLC (Electronic Equipment, Instruments & Components)	(62,071)	(588,589)
	PageGroup PLC (Professional Services)	(149,337)	(668,419)
	Poundland Group PLC (Multiline Retail)	(108,726)	(326,278)
	Premier Foods PLC (Food Products) (b)	(71,278)	(47,638)
	PZ Cussons PLC (Household Products)	(28,231)	(126,920)
	Restaurant Group PLC (The) (Hotels, Restaurants & Leisure)	(21,492)	(100,747)
	Rotork PLC (Machinery)	(263,648)	(759,261)
	Royal Bank of Scotland Group PLC (Banks) (b)	(688,162)	(1,752,279)
	Serco Group PLC (Commercial Services & Supplies) (b)	(888,002)	(1,405,570)
	Spirax-Sarco Engineering PLC (Machinery)	(8,280)	(436,464)
	Sports Direct International PLC (Specialty Retail) (b)	(542,460)	(2,078,374)
	St James's Place PLC (Insurance)	(165,973)	(2,034,023)
	SuperGroup PLC (Specialty Retail)	(3,149)	(66,097)
	Ted Baker PLC (Textiles, Apparel & Luxury Goods)	(52,783)	(1,643,005)
	Telecom Plus PLC (Multi-Utilities)	(149,668)	(2,060,012)
	TORM PLC (Oil, Gas & Consumable Fuels) (b)	(39)	(375)
	Virgin Money Holdings UK PLC (Banks)	(117,837)	(411,244)
	Xaar PLC (Technology Hardware, Storage & Peripherals)	(4,988)	(32,792)
			(28,501,815)
	Total Common Stocks Sold Short (Proceeds $206,675,633)		(193,990,624)

	Convertible Preferred Stock Sold Short (0.0%)‡
	Germany (0.0%)‡
	Draegerwerk AG & Co KGaA 1.39% (Health Care Equipment & Supplies)	(1,358)	(89,896)

	Total Convertible Preferred Stock Sold Short (Proceeds $100,579)		(89,896)

	Exchange-Traded Fund Sold Short (2.0%)(g)
	United States (2.0%)
■	iShares MSCI EAFE ETF (Capital Markets)	(233,813)	(13,565,830)

	Total Exchange-Traded Fund Sold Short (Proceeds $13,294,173)		(13,565,830)

	Rights Sold Short (0.0%)‡
	Austria (0.0%)‡
	Intercell A.G. (Biotechnology) (b)(e)(f)	(19,159)	(2)

	Total Rights Sold Short (Proceeds $0)		(2)
	Total Investments Sold Short (Proceeds $220,070,385)	(30.9)%	(207,646,352)
	Total Investments, Net of Investments Sold Short (Cost $650,332,273)	99.5	668,394,750
	Other Assets, Less Liabilities	0.5	3,366,858
	Net Assets	100.0%	$671,761,608

¤	Among the Fund's 10 largest holdings or issuers, as of July 31, 2016, excluding short-term investment. May be subject to change daily.
▪	Among the Fund’s 5 largest short positions as of July 31, 2016. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	All or a portion of this security was held on loan. As of July 31, 2016, the market value of securities loaned was $15,157,872 and the Fund received non-cash collateral in the amount of $16,165,982.
(b)	Non-income producing security.
(c)	Security, or a portion thereof, was maintained in a segregated account at the Fund's custodian as collateral for securities Sold Short.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(e)	Illiquid security - As of July 31, 2016, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $(789,550), which represented (0.1)% of the Fund's net assets.
(f)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2016, the total market value of these securities was $(789,550), which represented (0.1)% of the Fund's net assets.
(g)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(h)	As of July 31, 2016, cost was $873,292,254 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$60,021,050
Gross unrealized depreciation	(57,272,202)
Net unrealized appreciation	$2,748,848

The following abbreviations are used in the preceding pages:
CVA	—Company Voluntary Agreement
ETF	—Exchange-Traded Fund

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$871,094,681	$—	$—	$871,094,681
Preferred Stock	4,174,762	—	—	4,174,762
Short-Term Investment
Repurchase Agreement	—	771,659	—	771,659
Total Investments in Securities	$875,269,443	$771,659	$—	$876,041,102

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities Sold Short (a)
Common Stocks Sold Short (b)	$(193,201,076)	$(525,346)	$(264,202)	$(193,990,624)
Convertible Preferred Stock Sold Short	(89,896)	—	—	(89,896)
Exchange-Traded Fund Sold Short	(13,565,830)	—	—	(13,565,830)
Rights Sold Short (c)	—	—	(2)	(2)
Total Investments in Securities Sold Short	$(206,856,802)	$(525,346)	$(264,204)	$(207,646,352)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $(3,377), $(252,845) and $(7,980) are held in Australia, China and Hong Kong, respectively, within the Common Stocks Sold Short section of the Portfolio of Investments.

(c)	The Level 3 security valued at $(2) is held in Austria within the Rights Sold Short section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

As of July 31, 2016, a foreign equity security with a total market value of $(698,668) transferred from Level 1 to Level 2. The transfer occurred as a result of a change in the observable nature of the inputs. As of October 31, 2015, the fair value obtained for the security utilized significant observable inputs.

As of July 31, 2016, a foreign equity security with a total market value of $(224,967) transferred from Level 1 to Level 3. The transfer occurred as a result of a change in the observable nature of the inputs. As of October 31, 2015, the fair value obtained for the security utilized significant observable inputs.

As of July 31, 2016, foreign equity securities with a market value of $301,287 transferred from Level 3 to Level 1. The transfer occurred as a result of a change in the observable nature of the inputs. As of October 31, 2015, the fair value obtained for the security utilized significant unobservable inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of July 31, 2016
Common Stocks
Hong Kong	$443,346	$-	$-	$-	$-	$-	$-	$(443,346)	$-	$-
Common Stocks Sold Short
Australia	(145,228)	-	-	(208)	-	-	-	142,059	(3,377)	(208)
China	(684,306)	-	(5,285)	290,197	914,781	(543,265)	(224,967)	-	(252,845)	290,197
Hong Kong	(63,900)	-	-	55,920	-	-	-	-	(7,980)	55,920
Rights Sold Short
Austria	(2)	-	-	-	-	-	-	-	(2)	-
Total	$(450,090)	-	(5,285)	345,909	914,781	(543,265)	(224,967)	(301,287)	$(264,204)	$345,909

MainStay Moderate Allocation Fund
Portfolio of Investments July 31, 2016 (Unaudited)
	Shares	Value
Affiliated Investment Companies 96.6% †
Equity Funds 63.6%
IQ 50 Percent Hedged FTSE International ETF (a)	391,589	$7,021,347
IQ Global Resources ETF	108,846	2,883,331
MainStay Absolute Return Multi-Strategy Fund Class I (a)	3,297,638	33,504,000
MainStay Cushing MLP Premier Fund Class I	319,783	4,624,069
MainStay Cushing Renaissance Advantage Fund Class I (a)	1,070,641	19,517,784
MainStay Emerging Markets Opportunities Fund Class I (a)	2,889,209	24,327,141
MainStay Epoch Capital Growth Fund Class I (a)(b)	461,750	4,889,931
MainStay Epoch Global Choice Fund Class I (a)	856,715	15,617,921
MainStay Epoch U.S. All Cap Fund Class I	938,342	24,434,430
MainStay Epoch U.S. Equity Yield Fund Class I	202,888	3,043,313
MainStay Epoch U.S. Small Cap Fund Class I (a)	1,520,141	42,563,938
MainStay ICAP Equity Fund Class I	874,466	37,567,064
MainStay ICAP International Fund Class I	905,068	27,604,576
MainStay International Equity Fund Class I	557,230	7,918,233
MainStay International Opportunities Fund Class I (a)	3,234,943	26,073,644
MainStay Large Cap Growth Fund Class I	3,269,866	32,273,582
MainStay MAP Fund Class I (a)	1,625,176	60,927,848
MainStay S&P 500 Index Fund Class I	92,250	4,516,538
MainStay U.S. Equity Opportunities Fund Class I (a)	6,561,999	57,745,591
Total Equity Funds (Cost $382,503,976)		437,054,281

Fixed Income Funds 33.0%
IQ Enhanced Core Bond U.S. ETF (a)	457,522	9,319,723
IQ Enhanced Core Plus Bond U.S. ETF (a)	903,630	18,461,161
MainStay Floating Rate Fund Class I	2,640,142	24,315,708
MainStay High Yield Corporate Bond Fund Class I	3,830,339	21,641,416
MainStay High Yield Opportunities Fund Class I	254,898	2,650,944
MainStay Indexed Bond Fund Class I	824,229	9,239,605
MainStay Short Duration High Yield Fund Class I	1,611,740	15,795,056
MainStay Total Return Bond Fund Class I (a)	9,918,698	106,824,375
MainStay Unconstrained Bond Fund Class I	2,112,999	18,383,089
Total Fixed Income Funds (Cost $222,454,062)		226,631,077
Total Affiliated Investment Companies (Cost $604,958,038)		663,685,358

	Principal Amount
Short-Term Investment 3.5%
Repurchase Agreement 3.5%
Fixed Income Clearing Corp. 0.03%, dated 7/29/16 due 8/1/16 Proceeds at Maturity $24,311,116 (Collateralized by a United States Treasuary Note with a rate of 2.00% and a maturity date of 9/30/20, with a Principal Amount of $23,645,000 and a Market Value of $24,797,694)	$24,311,055	24,311,055
Total Short-Term Investment (Cost $24,311,055)		24,311,055
Total Investments (Cost $629,269,093) (c)	100.1%	687,996,413
Other Assets, Less Liabilities	(0.1)	(941,957)

Net Assets	100.0%	$687,054,456

†	Percentages indicated are based on Fund net assets.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Non-income producing Underlying Fund.
(c)	As of July 31, 2016, cost was $636,801,777 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$64,288,271
Gross unrealized depreciation	(13,093,635)
Net unrealized appreciation	$51,194,636

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$437,054,281	$—	$—	$437,054,281
Fixed Income Funds	226,631,077	—	—	226,631,077
Short-Term Investment
Repurchase Agreement	—	24,311,055	—	24,311,055
Total Investments in Securities	$663,685,358	$24,311,055	$—	$687,996,413

(a)     For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2016, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Moderate Growth Allocation Fund
Portfolio of Investments July 31, 2016 (Unaudited)

	Shares	Value
Affiliated Investment Companies 96.6% †
Equity Funds 80.5%
IQ 50 Percent Hedged FTSE International ETF (a)	375,426	$6,731,538
IQ Global Resources ETF	144,205	3,819,991
MainStay Absolute Return Multi-Strategy Fund Class I (a)	1,384,920	14,070,784
MainStay Cushing MLP Premier Fund Class I	322,335	4,660,960
MainStay Cushing Renaissance Advantage Fund Class I (a)	1,731,622	31,567,468
MainStay Emerging Markets Opportunities Fund Class I (a)	3,577,734	30,124,524
MainStay Epoch Capital Growth Fund Class I (a)(b)	448,352	4,748,044
MainStay Epoch Global Choice Fund Class I (a)	832,502	15,176,505
MainStay Epoch U.S. All Cap Fund Class I	670,969	17,472,034
MainStay Epoch U.S. Equity Yield Fund Class I (a)	248,528	3,727,923
MainStay Epoch U.S. Small Cap Fund Class I (a)	2,712,097	75,938,718
MainStay ICAP Equity Fund Class I (a)	1,026,346	44,091,818
MainStay ICAP International Fund Class I	1,248,710	38,085,652
MainStay International Equity Fund Class I (a)	838,527	11,915,467
MainStay International Opportunities Fund Class I (a)	4,472,108	36,045,190
MainStay Large Cap Growth Fund Class I	3,888,295	38,377,469
MainStay MAP Fund Class I (a)	2,028,643	76,053,811
MainStay S&P 500 Index Fund Class I	180,286	8,826,808
MainStay U.S. Equity Opportunities Fund Class I (a)	8,812,619	77,551,050

Total Equity Funds (Cost $460,393,240)		538,985,754

Fixed Income Funds 16.1%
IQ Enhanced Core Plus Bond U.S. ETF (a)	669,130	13,670,326
MainStay Floating Rate Fund Class I	2,321,967	21,385,313
MainStay High Yield Corporate Bond Fund Class I	3,946,056	22,295,216
MainStay High Yield Opportunities Fund Class I	262,810	2,733,220
MainStay Short Duration High Yield Fund Class I	1,569,089	15,377,073
MainStay Total Return Bond Fund Class I	1,311,805	14,128,145
MainStay Unconstrained Bond Fund Class I	2,045,561	17,796,385
Total Fixed Income Funds (Cost $105,171,540)		107,385,678
Total Affiliated Investment Companies (Cost $565,564,780)		646,371,432

	Principal Amount
Short-Term Investment 3.3%
Repurchase Agreement 3.3%
Fixed Income Clearing Corp. 0.03%, dated 7/29/16 due 8/1/16 Proceeds at Maturity $22,490,466 (Collateralized by a United States Treasury Note with a rate of 2.00% and a maturity date of 9/30/20, with a Principal Amount of $21,875,000 and a Market Value of $22,941,406)	$22,490,410	22,490,410
Total Short-Term Investment (Cost $22,490,410)		22,490,410
Total Investments (Cost $588,055,190) (c)	99.9%	668,861,842
Other Assets, Less Liabilities	0.1	434,321
Net Assets	100.0%	$669,296,163

†	Percentages indicated are based on Fund net assets.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Non-income producing Underlying Fund.
(c)	As of July 31, 2016, cost was $596,416,968 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$89,089,671
Gross unrealized depreciation	(16,644,797)
Net unrealized appreciation	$72,444,874

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$538,985,754	$—	$—	$538,985,754
Fixed Income Funds	107,385,678	—	—	107,385,678
Short-Term Investment
Repurchase Agreement	—	22,490,410	—	22,490,410
Total Investments in Securities	$646,371,432	$22,490,410	$—	$668,861,842

(a) For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2016, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay New York Tax Free Opportunities Fund

Portfolio of Investments July 31, 2016 (Unaudited)

		Principal Amount	Value
	Municipal Bonds 97.9% †
	Airport 5.7%
	Antonio B Won Pat International Airport Authority, Guam Airport, Revenue Bonds
	Series C 6.00%, due 10/1/23 (a)	$500,000	$545,370
	Series C, Insured: AGM 6.00%, due 10/1/34 (a)	1,000,000	1,216,740
	New York Transportation Development Corp., American Airlines, Inc. - John Kennedy Airport Project, Revenue Bonds 5.00%, due 8/1/26 (a)	2,000,000	2,225,920
¤	New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds
	Series A, Insured: AGM 4.00%, due 7/1/35 (a)	3,000,000	3,243,060
	Series A 5.00%, due 7/1/41 (a)	2,000,000	2,299,920
	Niagara Frontier Transportation Authority, Buffalo Niagara International Airport, Revenue Bonds
	Series A 5.00%, due 4/1/24 (a)	590,000	712,041
	Series A 5.00%, due 4/1/27 (a)	700,000	828,037
	Series A 5.00%, due 4/1/29 (a)	325,000	380,653
			11,451,741
	Development 14.4%
	Brooklyn Arena Local Development Corp., Barclays Center Project, Revenue Bonds
	6.00%, due 7/15/30	790,000	906,723
	6.25%, due 7/15/40	1,560,000	1,803,001
	6.375%, due 7/15/43	500,000	576,420
	Buffalo & Erie County Industrial Land Development Corp., Buffalo State College Foundation Housing, Revenue Bonds Series A 5.375%, due 10/1/41	855,000	990,954
	Build NYC Resource Corp., Pratt Paper, Inc. Project, Revenue Bonds 5.00%, due 1/1/35 (a)(b)	1,000,000	1,137,880
	Build NYC Resource Corp., YMCA of Greater New York, Revenue Bonds
	5.00%, due 8/1/32	1,000,000	1,150,040
	5.00%, due 8/1/42	1,000,000	1,134,430
	Dobbs Ferry Local Development Corp., Mercy College Project, Revenue Bonds 5.00%, due 7/1/39	1,000,000	1,180,220
	Dutchess County Local Development Corp., Revenue Bonds Series A 5.00%, due 7/1/34	500,000	594,665
	Hempstead Town Local Development Corp., Adelphi University Project, Revenue Bonds Series B 5.25%, due 2/1/39	475,000	522,495
	New York City Industrial Development Agency, American Airlines-JFK International Airport, Revenue Bonds 7.625%, due 8/1/25 (a)(c)	2,600,000	2,626,624
	New York City Industrial Development Agency, Revenue Bonds Series A 5.00%, due 7/1/28 (a)	1,500,000	1,677,165
	New York City, Trust for Cultural Resource, Alvin Ailey Dance Foundation, Revenue Bonds
	Series A 4.00%, due 7/1/41	1,500,000	1,663,890
	Series A 4.00%, due 7/1/46	1,465,000	1,617,052
	New York Liberty Development Corp., Bank of America, Revenue Bonds
	Class 2 5.625%, due 7/15/47	1,050,000	1,212,855
	Class 3 6.375%, due 7/15/49	545,000	620,717
¤	New York Liberty Development Corp., World Trade Center, Revenue Bonds
	Class 2 5.00%, due 9/15/43	1,040,000	1,195,698
	Class 3 5.00%, due 3/15/44	500,000	571,150
	Class 2 5.375%, due 11/15/40 (b)	1,500,000	1,753,815
	5.75%, due 11/15/51	1,500,000	1,816,455
	Class 3 7.25%, due 11/15/44 (b)	500,000	659,730
	Port Authority of New York & New Jersey, JFK International Airport, Revenue Bonds
	5.50%, due 12/1/31	950,000	1,098,637
	Insured: AGM 6.00%, due 12/1/42	1,110,000	1,317,684
	Westchester County Local Development Corp., Pace University, Revenue Bonds Series A 5.50%, due 5/1/42	1,000,000	1,177,600
			29,005,900
	Education 0.8%
	Build NYC Resource Corp., Revenue Bonds 5.00%, due 7/1/45	1,120,000	1,326,920
	New York State Dormitory Authority, Revenue Bonds Insured: AMBAC 4.625%, due 7/1/36	200,000	200,298
			1,527,218
	Facilities 2.1%
	Build NYC Resource Corp., Royal Charter Properties, Revenue Bonds Insured: AGM 4.75%, due 12/15/32	2,000,000	2,275,720
	Puerto Rico Public Buildings Authority, Government Facilities, Revenue Bonds Series M-3, Insured: NATL-RE 6.00%, due 7/1/25	200,000	216,414
	Territory of Guam, Unlimited General Obligation
	Series A 6.75%, due 11/15/29	1,000,000	1,195,870
	Series A 7.00%, due 11/15/39	500,000	601,995
			4,289,999
	General 20.7%
	Build NYC Resource Corp., Bronx Charter School For Excellence, Revenue Bonds Series A 5.50%, due 4/1/43	750,000	820,778
	Hudson Yards Infrastructure Corp., Revenue Bonds
	Series A, Insured: NATL-RE 4.50%, due 2/15/47	615,000	627,183
	Series A 5.25%, due 2/15/47	1,400,000	1,612,814
	Series A 5.75%, due 2/15/47	525,000	621,269
	New York City Industrial Development Agency, Queens Baseball Stadium, Revenue Bonds
	Insured: AMBAC 5.00%, due 1/1/31	465,000	471,538
	Insured: AMBAC 5.00%, due 1/1/36	1,780,000	1,805,472
	Insured: AMBAC 5.00%, due 1/1/39	560,000	567,661
	Insured: AGC 6.375%, due 1/1/39	500,000	563,765
	New York City Industrial Development Agency, United Jewish Appeal, Revenue Bonds 5.00%, due 7/1/34	1,000,000	1,166,280
	New York City Industrial Development Agency, Yankee Stadium, Revenue Bonds
	(zero coupon), due 3/1/40	380,000	175,712
	Insured: AGC (zero coupon), due 3/1/44	500,000	198,990
	Insured: AGC (zero coupon), due 3/1/45	200,000	76,770
	Insured: AGC (zero coupon), due 3/1/46	3,250,000	1,206,497
	Insured: AGC (zero coupon), due 3/1/47	1,115,000	400,318
	New York City NY, Housing Development Corp. Series A 5.00%, due 7/1/23	1,400,000	1,731,940
	New York City Transitional Finance Authority, Building Aid Revenue, Revenue Bonds Series S 6.00%, due 7/15/38	500,000	552,060
¤	New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
	Subseries A-1 5.00%, due 5/1/32	2,000,000	2,517,200
	Subseries E-1 4.00%, due 2/1/42	2,000,000	2,252,420
	5.00%, due 5/1/28	500,000	538,623
	New York City Trust for Cultural Resources, American Museum of National History, Revenue Bonds Series A 5.00%, due 7/1/41	1,000,000	1,189,720
	New York City Trust For Cultural Resources, The Museum of Modern Art, Revenue Bonds 4.00%, due 4/1/30	1,000,000	1,185,120
	New York Convention Center Development Corp., Revenue Bonds 5.00%, due 11/15/40	1,500,000	1,824,510
	Puerto Rico Convention Center District Authority, Revenue Bonds
	Series A, Insured: AGC 4.50%, due 7/1/36	500,000	499,655
	Series A, Insured: AMBAC 5.00%, due 7/1/18	1,000,000	1,000,890
	Puerto Rico Infrastructure Financing Authority, Revenue Bonds
	Series C, Insured: AMBAC 5.50%, due 7/1/17	1,010,000	1,034,593
	Series C, Insured: AMBAC 5.50%, due 7/1/18	1,080,000	1,114,625
	Series C, Insured: AMBAC 5.50%, due 7/1/23	100,000	105,492
	Series C, Insured: AMBAC 5.50%, due 7/1/24	650,000	687,785
	Puerto Rico Municipal Finance Agency, Revenue Bonds Series C, Insured: AGC 5.25%, due 8/1/23	85,000	87,943
	Puerto Rico Sales Tax Financing Corp., Revenue Bonds Series A, Insured: AMBAC (zero coupon), due 8/1/47	7,000,000	1,013,740
	Schenectady Metroplex Development Authority, Revenue Bonds Series A, Insured: AGM 5.50%, due 8/1/33	1,000,000	1,221,150
¤	Territory of Guam, Revenue Bonds
	Series D 5.00%, due 11/15/35	1,500,000	1,682,190
	Series A 5.375%, due 12/1/24	1,125,000	1,248,165
	Series A 5.75%, due 12/1/34	500,000	559,565
	Series A 6.50%, due 11/1/40	2,000,000	2,468,340
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds Insured: AGM 5.00%, due 10/1/32	1,200,000	1,314,432
	Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds
	Series A 6.75%, due 10/1/37	1,400,000	1,480,724
	Subseries A 6.00%, due 10/1/39	505,000	518,963
	Virgin Islands Public Finance Authority, Revenue Bonds
	Series C 5.00%, due 10/1/30	1,000,000	1,003,990
	Series A, Insured: AGM 5.00%, due 10/1/32	1,415,000	1,549,934
	Series C 5.00%, due 10/1/39	1,000,000	1,002,130
			41,700,946
	General Obligation 11.0%
	Buffalo NY, Limited General Obligation
	Series A 5.00%, due 4/1/27	500,000	641,065
	Series A 5.00%, due 4/1/28	400,000	508,876
	City of Newburgh NY, Limited General Obligation Series A 5.50%, due 6/15/31	500,000	555,075
	Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
	Series A, Insured: AGM 5.00%, due 7/1/35	250,000	256,950
	Insured: AGM 5.25%, due 7/1/20	375,000	392,374
	Series A, Insured: NATL-RE 5.50%, due 7/1/19	820,000	872,783
	Series A, Insured: AGC 5.50%, due 7/1/29	225,000	236,437
¤	County of Nassau NY, General Obligation
	Series A 4.00%, due 4/1/27	1,000,000	1,105,840
	Insured:BAM 5.00%, due 4/1/39	4,000,000	4,908,320
	County of Rockland NY, Limited General Obligation
	Insured: BAM 5.00%, due 6/1/24	500,000	615,040
	Insured: BAM 5.00%, due 6/1/25	560,000	697,066
	Insured: BAM 5.00%, due 6/1/26	550,000	693,940
	Glens Falls NY, Limited General Obligation
	Insured: AGM 4.00%, due 1/15/31	500,000	575,570
	Insured: AGM 4.00%, due 1/15/32	315,000	359,434
	Insured: AGM 4.00%, due 1/15/33	250,000	284,355
	Niagara Falls NY, Limited General Obligation
	Insured: BAM 3.00%, due 5/15/31	1,000,000	1,034,720
	Insured: BAM 3.00%, due 5/15/32	325,000	335,101
	Insured: BAM 3.00%, due 5/15/36	450,000	453,497
	Insured: BAM 3.00%, due 5/15/37	50,000	50,368
	Puerto Rico Municipal Finance Agency, Unlimited General Obligation Series A, Insured: AGM 4.75%, due 8/1/22	1,420,000	1,441,428
	State of New York, General Obligation Series B, Insured: AMBAC 0.572%, due 3/14/31 (c)	1,600,000	1,540,000
	Suffolk County Industrial Development Agency, Westhampton Free Association Library, Revenue Bonds Insured: AMBAC 5.00%, due 6/15/17	315,000	325,959
	Syracuse Airport Terminal Security Access Improvement, Revenue Bonds Series A 4.00%, due 11/1/16 (a)	1,075,000	1,084,492
	Town of Oyster Bay NY, Limited General Obligation Insured: AGM 4.00%, due 8/1/30	365,000	395,021
	Town of Oyster Bay NY, Public Improvement Project, General Obligation
	Series B 4.00%, due 12/1/20	100,000	104,001
	Series A, Insured: BAM 5.00%, due 1/15/28	500,000	596,105
	Town of Oyster Bay NY, Unlimited General Obligation Series C 4.00%, due 6/1/18	2,000,000	2,029,300
			22,093,117
	Higher Education 9.3%
	County of Cattaraugus NY, St. Bonaventure University, Revenue Bonds 5.00%, due 5/1/44	1,200,000	1,322,700
	Dutchess County Industrial Development Agency, Bard College Civic Facility, Revenue Bonds
	Series A-2 4.50%, due 8/1/36	365,000	340,341
	Series A-1 5.00%, due 8/1/46	1,250,000	1,232,787
	Dutchess County Local Development Corp., Marist College Project, Revenue Bonds Series A 5.00%, due 7/1/39	1,000,000	1,162,820
	Madison County Capital Resource Corp., Colgate University Project, Revenue Bonds Series A 5.00%, due 7/1/29	1,000,000	1,180,840
	Monroe County Industrial Development Corp., St. John Fisher College, Revenue Bonds Series A 5.00%, due 6/1/24	330,000	388,172
	New York City Industrial Development Agency, Polytechnic University Project, Revenue Bonds Insured: ACA 5.25%, due 11/1/37	440,000	464,930
	New York City of Albany Capital Resource Corp., Albany College of Pharmacy Project, Revenue Bonds Series A 5.00%, due 12/1/33	150,000	177,941
	New York State Dormitory Authority, Culinary Institute of America, Revenue Bonds 6.00%, due 7/1/38	1,500,000	1,727,385
	New York State Dormitory Authority, Fordham University, Revenue Bonds Series A 5.00%, due 7/1/41	1,000,000	1,227,340
¤	New York State Dormitory Authority, New York University, Revenue Bonds
	Series A 4.00%, due 7/1/43	3,000,000	3,373,560
	Series A 5.25%, due 7/1/48	755,000	822,376
	New York State Dormitory Authority, The New School, Revenue Bonds
	Series A 5.00%, due 7/1/35	210,000	252,494
	6.00%, due 7/1/50	1,500,000	1,806,060
	New York State Dormitory Authority, Touro College & University System, Revenue Bonds Series A 5.50%, due 1/1/39	350,000	400,824
	Orange County Funding Corp., Mount St. Mary College, Revenue Bonds Series A 5.00%, due 7/1/42	1,000,000	1,132,680
	St. Lawrence County Industrial Development Agency, Clarkson University Project, Revenue Bonds 5.375%, due 9/1/41	500,000	592,245
	Troy Capital Resource Corp., Rensselaer Polytechnic Institute, Revenue Bonds 5.00%, due 8/1/32	1,000,000	1,221,710
			18,827,205
	Medical 7.9%
	Albany Industrial Development Agency, St. Peter's Hospital Project, Revenue Bonds Series A 5.25%, due 11/15/32	1,400,000	1,487,192
¤	Dutchess County Local Development Corp., Health Quest Systems, Inc., Revenue Bonds
	Series B 4.00%, due 7/1/41	2,000,000	2,183,960
	Series B 5.00%, due 7/1/46	2,000,000	2,416,400
	Monroe County Industrial Development Corp., Rochester General Hospital, Revenue Bonds
	Series A 5.00%, due 12/1/32	540,000	626,044
	Series A 5.00%, due 12/1/42	1,000,000	1,144,100
	Nassau County Local Economic Assistance Corp., Catholic Health Services of Long Island, Revenue Bonds 5.00%, due 7/1/34	250,000	292,215
	New York State Dormitory Authority, Catholic Health System Obligation Group, Revenue Bonds
	Series A 5.00%, due 7/1/32	600,000	684,390
	Series B 5.00%, due 7/1/32	390,000	444,853
	New York State Dormitory Authority, Miriam Osborn Memorial Home, Revenue Bonds 5.00%, due 7/1/42	965,000	1,032,984
	New York State Dormitory Authority, North Shore Long Island Jewish Obligated Group, Revenue Bonds Series B 5.00%, due 5/1/39	1,500,000	1,745,670
	Onondaga Civic Development Corp., St. Joseph's Hospital Health Center, Revenue Bonds
	4.50%, due 7/1/32	965,000	1,162,140
	5.00%, due 7/1/42	500,000	616,510
	Suffolk County Economic Development Corp., Catholic Health Services of Long Island, Revenue Bonds Series C 5.00%, due 7/1/33	250,000	293,583
	Westchester County Local Development Corp., Westchester Medical Center, Revenue Bonds 5.00%, due 11/1/46	1,500,000	1,764,015
			15,894,056
	Multi Family Housing 1.3%
	Housing Development Corp., Revenue Bonds Series G-1 3.85%, due 11/1/45	615,000	654,342
	New York State Housing Finance Agency, Affordable Housing, Revenue Bonds Series D 3.20%, due 11/1/46	2,000,000	2,012,080
			2,666,422
	Nursing Homes 1.3%
	Southold Local Development Corp., Peconic Landing, Inc. Project, Revenue Bonds 5.00%, due 12/1/45	1,625,000	1,840,702
	Tompkins County Development Corp., Kendal at Ithaca, Inc. Project, Revenue Bonds Series A 5.00%, due 7/1/44	750,000	857,040
			2,697,742
	Power 0.1%
	Puerto Rico Electric Power Authority, Revenue Bonds Series TT, Insured: NATL-RE 5.00%, due 7/1/23	115,000	116,060

	School District 0.4%
	Genesee Valley Central School District at Angelica Belmont, General Obligation Insured: AGM 4.00%, due 6/15/30	665,000	733,349

	Tobacco Settlement 6.5%
	Chautauqua Tobacco Asset Securitization Corp., Revenue Bonds 5.00%, due 6/1/34	750,000	816,585
	Children's Trust Fund, Asset Backed BDS, Revenue Bonds Series A (zero coupon), due 5/15/50	15,000,000	1,367,100
	Nassau County Tobacco Settlement Corp., Asset-Backed, Revenue Bonds Series A-3 5.125%, due 6/1/46	4,015,000	3,989,786
	New York Counties Tobacco Trust IV, Settlement Pass Through, Revenue Bonds
	Series A 5.00%, due 6/1/42	1,000,000	1,000,000
	Series A 5.00%, due 6/1/45	145,000	144,994
	New York Counties Tobacco Trust V, Pass Through, Revenue Bonds Series S 1 (zero coupon), due 6/1/38	3,500,000	953,295
	Niagara Tobacco Asset Securitization Corp., Revenue Bonds 5.25%, due 5/15/40	500,000	585,225
	Suffolk Tobacco Asset Securitization Corp., Revenue Bonds
	Series B 5.25%, due 6/1/37	850,000	964,367
	Series B 5.375%, due 6/1/28	745,000	776,901
	Series B 6.00%, due 6/1/48	1,000,000	1,013,840
	TSASC, Inc., Revenue Bonds
	Series 1 5.00%, due 6/1/34	280,000	280,014
	Series 1 5.125%, due 6/1/42	980,000	976,452
	Ulster Tobacco Asset Securitization Corp., Revenue Bonds 6.75%, due 6/1/30	90,000	90,023
	Westchester Tobacco Asset Securitization, Revenue Bonds 5.125%, due 6/1/38	210,000	210,080
			13,168,662
	Transportation 8.2%
¤	Metropolitan Transportation Authority, Revenue Bonds
	Series F 5.00%, due 11/15/34	1,000,000	1,229,450
	Series C-1 5.00%, due 11/15/35	750,000	917,857
	Series A1 5.00%, due 11/15/36	1,000,000	1,222,770
	Series E 5.00%, due 11/15/42	890,000	1,059,910
¤	New York State Thruway Authority, General Revenue Junior Indebtedness Obligation, Revenue Bonds
	Series A 4.00%, due 1/1/38	1,500,000	1,689,165
	Series A 5.25%, due 1/1/56	2,500,000	3,090,200
	Port Authority of New York & New Jersey, Revenue Bonds
	Consolidated - Series 190 5.00%, due 5/1/32	595,000	683,298
	Series 178 5.00%, due 12/1/38 (a)	1,500,000	1,758,750
	Puerto Rico Highways & Transportation Authority, Revenue Bonds
	Insured: AGC 5.00%, due 7/1/23	225,000	224,989
	Series N, Insured: NATL-RE 5.25%, due 7/1/32	1,010,000	1,056,137
	Series N, Insured: AGC 5.25%, due 7/1/36	1,045,000	1,109,696
	Triborough Bridge & Tunnel Authority, Revenue Bonds Series B 5.00%, due 11/15/45	2,000,000	2,453,260
			16,495,482
	Utilities 3.1%
	Guam Government, Waterworks Authority, Revenue Bonds
	5.00%, due 1/1/46	1,000,000	1,161,200
	5.25%, due 7/1/33	1,210,000	1,409,408
	Long Island Power Authority, Revenue Bonds
	Series A 5.00%, due 9/1/44	2,000,000	2,383,440
	Series B 5.00%, due 9/1/45	1,000,000	1,203,910
			6,157,958
	Water 5.1%
	Great Neck North, Water Authority, Revenue Bonds
	Series A 4.00%, due 1/1/32	250,000	296,040
	Series A 4.00%, due 1/1/33	425,000	501,258
	Series A 4.00%, due 1/1/34	250,000	293,915
	Monroe County Water Authority, Revenue Bonds 5.00%, due 8/1/37	750,000	866,625
¤	New York City Water & Sewer System, Revenue Bonds
	Series AA-3 0.59%, due 6/15/32 (c)	3,000,000	3,000,000
	Series DD 5.00%, due 6/15/34	1,000,000	1,217,680
	Saratoga County Water Authority, Revenue Bonds
	4.00%, due 9/1/48	2,825,000	3,227,817
	5.00%, due 9/1/38	810,000	884,487
			10,287,822
	Total Municipal Bonds (Cost $186,281,271)		197,113,679

		Shares
	Closed-End Fund 0.7%
	Nuveen New York AMT-Free Municipal Income Fund	100,000	1,457,000
	Total Closed–End Fund (Cost $1,368,040)		1,457,000
	Total Investments (Cost $187,649,311) (d)	98.6%	198,570,679
	Other Assets, Less Liabilities	1.4	2,786,500
	Net Assets	100.0%	$201,357,179

¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2016. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Interest on these securities was subject to alternative minimum tax.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of July 31, 2016.
(d)	As of July 31, 2016, cost was $187,650,997 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$11,335,230
Gross unrealized depreciation	(415,548)
Net unrealized appreciation	$10,919,682

As of July 31, 2016, the Fund held the following futures contracts1:

Type	Number of Contracts (Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
10-Year United States Treasury Note	(125)	September 2016	$(16,630,859)	$(386,616)
			$(16,630,859)	$(386,616)

1. As of July 31, 2016, cash in the amount of $168,750 was on deposit with a broker for futures transactions.

2. Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2016.

The following abbreviations are used in the preceding pages:
ACA	—ACA Financial Guaranty Corp.
AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Ambac Assurance Corp.
BAM	—Build America Mutual Assurance Co.
NATL-RE	—National Public Finance Guarantee Corp.`

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Municipal Bonds	$—	$197,113,679	$—	$197,113,679
Closed-End Fund	1,457,000	—	—	1,457,000
Total Investments in Securities	$1,457,000	$197,113,679	$—	$198,570,679

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Short (b)	$(386,616)	$—	$—	$(386,616)
Total Other Financial Instruments	$(386,616)	$—	$—	$(386,616)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2016, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2010 Fund
Portfolio of Investments July 31, 2016 (Unaudited)

	Shares	Value
Affiliated Investment Companies 83.0% †
Equity Funds 25.6%
IQ 50 Percent Hedged FTSE International ETF	45,349	$813,126
IQ Global Resources ETF	5,425	143,708
MainStay Common Stock Fund Class I	147,457	3,036,143
MainStay Epoch International Small Cap Fund Class I	22,230	472,163
MainStay Epoch U.S. All Cap Fund Class I	127,451	3,318,830
MainStay Epoch U.S. Equity Yield Fund Class I	10,231	153,468
MainStay ICAP Equity Fund Class I	43,473	1,867,582
MainStay ICAP International Fund Class I	16,542	504,526
MainStay International Equity Fund Class I	16,731	237,743
MainStay Large Cap Growth Fund Class I	194,070	1,915,468
MainStay MAP Fund Class I	83,872	3,144,379
MainStay S&P 500 Index Fund Class I	20,802	1,018,487
Total Equity Funds (Cost $13,094,825)		16,625,623
Fixed Income Funds 57.4%
IQ Enhanced Core Bond U.S. ETF (a)	150,409	3,063,831
IQ Enhanced Core Plus Bond U.S. ETF	883	18,040
MainStay Floating Rate Fund Class I	44,203	407,114
MainStay High Yield Corporate Bond Fund Class I	623,427	3,522,361
MainStay Indexed Bond Fund Class I (a)	1,137,502	12,751,397
MainStay Short Duration High Yield Fund Class I	168,492	1,651,220
MainStay Total Return Bond Fund Class I	1,472,360	15,857,315
Total Fixed Income Funds (Cost $36,609,686)		37,271,278
Total Affiliated Investment Companies (Cost $49,704,511)		53,896,901
Unaffiliated Investment Companies 12.5%
Equity Funds 5.8%
iShares MSCI All Country Asia ex-Japan ETF	7,924	456,740
iShares MSCI Frontier 100 ETF	2,980	74,798
iShares MSCI India ETF	2,411	71,245
iShares MSCI Philippines ETF	1,808	71,633
iShares MSCI Poland Capped ETF	1,451	25,494
iShares Russell 2000 Index ETF	22,657	2,743,536
SPDR S&P Emerging Markets Small Cap ETF	6,292	260,866
VanEck Vectors Africa Index ETF	2,205	45,974
VanEck Vectors India Small-Cap Index ETF	1,039	46,849
Total Equity Funds (Cost $3,590,735)		3,797,135
Fixed Income Funds 6.7%
iShares TIPS Bond ETF	9,768	1,141,879
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	33,936	642,409
Vanguard Short-Term Inflation-Protected Securities ETF (b)	52,032	2,572,462
Total Fixed Income Funds (Cost $4,301,757)		4,356,750
Total Unaffiliated Investment Companies (Cost $7,892,492)		8,153,885

	Principal Amount
Short-Term Investment 3.9%
Repurchase Agreement 3.9%
Fixed Income Clearing Corp. 0.03%, dated 7/29/16 due 8/1/16 Proceeds at Maturity $2,514,352 (Collateralized by a United States Treasury Note with a rate of 1.375% and a maturity date of 10/31/20, with a Principal Amount of $2,515,000 and a Market Value of $2,565,300)	$2,514,345	2,514,345
Total Short-Term Investment (Cost $2,514,345)		2,514,345

Total Investments (Cost $60,111,348) (c)	99.4%	64,565,131
Other Assets, Less Liabilities	0.6	372,282
Net Assets	100.0%	$64,937,413

†	Percentages indicated are based on Fund net assets.
(a)	As of July 31, 2016, the Fund's ownership exceeded 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Non-income producing Underlying Fund.
(c)	As of July 31, 2016, cost was $60,823,750 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$4,526,284
Gross unrealized depreciation	(784,903)
Net unrealized appreciation	$3,741,381

The following abbreviations are used above:
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt
TIPS	—Treasury Inflation-Protected Security

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016, for valuing the Fund's assets. Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$16,625,623	$—	$—	$16,625,623
Fixed Income Funds	37,271,278	—	—	37,271,278
Total Affiliated Investment Companies	53,896,901	—	—	53,896,901
Unaffiliated Investment Companies
Equity Funds	3,797,135	—	—	3,797,135
Fixed Income Funds	4,356,750	—	—	4,356,750
Total Unaffiliated Investment Companies	8,153,885	—	—	8,153,885
Short-Term Investment
Repurchase Agreement	—	2,514,345	—	2,514,345
Total Investments in Securities	$62,050,786	$2,514,345	$—	$64,565,131

(a) For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2016, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2020 Fund
Portfolio of Investments July 31, 2016 (Unaudited)

	Shares	Value
Affiliated Investment Companies 82.1% †
Equity Funds 43.8%
IQ 50 Percent Hedged FTSE International ETF	111,669	$2,002,270
IQ Global Resources ETF	27,121	718,435
MainStay Common Stock Fund Class I (a)	627,682	12,923,979
MainStay Epoch International Small Cap Fund Class I (a)	165,739	3,520,290
MainStay Epoch U.S. All Cap Fund Class I	500,945	13,044,607
MainStay Epoch U.S. Equity Yield Fund Class I	40,878	613,163
MainStay ICAP Equity Fund Class I	209,181	8,986,422
MainStay ICAP International Fund Class I	247,562	7,550,631
MainStay International Equity Fund Class I	202,326	2,875,055
MainStay Large Cap Growth Fund Class I	795,759	7,854,146
MainStay MAP Fund Class I	354,500	13,290,198
MainStay S&P 500 Index Fund Class I	111,719	5,469,768
Total Equity Funds (Cost $66,539,219)		78,848,964
Fixed Income Funds 38.3%
IQ Enhanced Core Bond U.S. ETF (a)	338,463	6,894,491
IQ Enhanced Core Plus Bond U.S. ETF	56,959	1,163,672
MainStay Floating Rate Fund Class I	21,879	201,505
MainStay High Yield Corporate Bond Fund Class I	1,094,384	6,183,272
MainStay Indexed Bond Fund Class I (a)	930,605	10,432,083
MainStay Short Duration High Yield Fund Class I	467,591	4,582,395
MainStay Total Return Bond Fund Class I	3,680,058	39,634,225
Total Fixed Income Funds (Cost $68,005,037)		69,091,643
Total Affiliated Investment Companies (Cost $134,544,256)		147,940,607
Unaffiliated Investment Companies 13.2%
Equity Funds 8.6%
iShares MSCI All Country Asia ex-Japan ETF	39,859	2,297,473
iShares MSCI Frontier 100 ETF	12,933	324,618
iShares MSCI India ETF	12,518	369,907
iShares MSCI Philippines ETF	7,750	307,055
iShares MSCI Poland Capped ETF	9,230	162,171
iShares Russell 2000 Index ETF	84,775	10,265,405
SPDR S&P Emerging Markets Small Cap ETF	32,640	1,353,254
VanEck Vectors Africa Index ETF	9,017	188,005
VanEck Vectors India Small-Cap Index ETF	6,480	292,183
Total Equity Funds (Cost $14,180,468)		15,560,071
Fixed Income Funds 4.6%
iShares TIPS Bond ETF	19,241	2,249,273
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	48,848	924,692
Vanguard Short-Term Inflation-Protected Securities ETF (b)	103,027	5,093,655
Total Fixed Income Funds (Cost $8,084,927)		8,267,620
Total Unaffiliated Investment Companies (Cost $22,265,395)		23,827,691

	Principal Amount
Short-Term Investment 4.6%
Repurchase Agreement 4.6%
Fixed Income Clearing Corp. 0.03%, dated 7/29/16 due 8/1/16 Proceeds at Maturity $8,253,770 (Collateralized by a United States Treasury Note with a rate of 1.375% and a maturity date of 10/31/20, with a Principal Amount of $8,255,000 and a Market Value of $8,420,100)	$8,253,749	8,253,749
Total Short-Term Investment (Cost $8,253,749)		8,253,749

Total Investments (Cost $165,063,400) (c)	99.9%	180,022,047
Other Assets, Less Liabilities	0.1	242,688
Net Assets	100.0%	$180,264,735

†	Percentages indicated are based on Fund net assets.
(a)	As of July 31, 2016, the Fund's ownership exceeded 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Non-income producing Underlying Fund.
(c)	As of July 31, 2016, cost was $166,988,946 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$15,145,913
Gross unrealized depreciation	(2,112,812)
Net unrealized appreciation	$13,033,101

The following abbreviations are used above:
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt
TIPS	—Treasury Inflation-Protected Security

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016, for valuing the Fund's assets. Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$78,848,964	$—	$—	$78,848,964
Fixed Income Funds	69,091,643	—	—	69,091,643
Total Affiliated Investment Companies	147,940,607	—	—	147,940,607
Unaffiliated Investment Companies
Equity Funds	15,560,071	—	—	15,560,071
Fixed Income Funds	8,267,620	—	—	8,267,620
Total Unaffiliated Investment Companies	23,827,691	—	—	23,827,691
Short-Term Investment
Repurchase Agreement	—	8,253,749	—	8,253,749
Total Investments in Securities	$171,768,298	$8,253,749	$—	$180,022,047

(a) For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2016, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2030 Fund
Portfolio of Investments July 31, 2016 (Unaudited)

	Shares	Value
Affiliated Investment Companies 83.5% †
Equity Funds 59.1%
IQ 50 Percent Hedged FTSE International ETF	148,307	$2,659,204
IQ Global Resources ETF	52,442	1,389,188
MainStay Common Stock Fund Class I (a)	1,129,590	23,258,266
MainStay Epoch International Small Cap Fund Class I (a)	321,413	6,826,809
MainStay Epoch U.S. All Cap Fund Class I	905,437	23,577,568
MainStay Epoch U.S. Equity Yield Fund Class I	74,986	1,124,784
MainStay ICAP Equity Fund Class I	396,241	17,022,532
MainStay ICAP International Fund Class I	541,240	16,507,821
MainStay International Equity Fund Class I	472,001	6,707,131
MainStay Large Cap Growth Fund Class I	1,507,127	14,875,344
MainStay MAP Fund Class I	636,499	23,862,350
MainStay S&P 500 Index Fund Class I	271,147	13,275,348
Total Equity Funds (Cost $131,736,549)		151,086,345
Fixed Income Funds 24.4%
IQ Enhanced Core Plus Bond U.S. ETF (a)	524,352	10,712,511
MainStay Floating Rate Fund Class I	164,612	1,516,078
MainStay High Yield Corporate Bond Fund Class I	1,558,776	8,807,083
MainStay Short Duration High Yield Fund Class I	660,032	6,468,310
MainStay Total Return Bond Fund Class I	3,236,248	34,854,391
Total Fixed Income Funds (Cost $61,123,579)		62,358,373
Total Affiliated Investment Companies (Cost $192,860,128)		213,444,718
Unaffiliated Investment Companies 12.7%
Equity Funds 11.0%
iShares MSCI All Country Asia ex-Japan ETF	68,366	3,940,616
iShares MSCI Frontier 100 ETF	23,159	581,291
iShares MSCI India ETF	22,333	659,940
iShares MSCI Philippines ETF	13,404	531,067
iShares MSCI Poland Capped ETF	15,688	275,638
iShares Russell 2000 Index ETF	153,427	18,578,475
SPDR S&P Emerging Markets Small Cap ETF	64,878	2,689,842
VanEck Vectors Africa Index ETF	15,877	331,035
VanEck Vectors India Small-Cap Index ETF	10,696	482,283
Total Equity Funds (Cost $24,865,082)		28,070,187
Fixed Income Funds 1.7%
iShares TIPS Bond ETF	6,276	733,665
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	102,728	1,944,641
Vanguard Short-Term Inflation-Protected Securities ETF (b)	32,530	1,608,283
Total Fixed Income Funds (Cost $4,193,984)		4,286,589
Total Unaffiliated Investment Companies (Cost $29,059,066)		32,356,776

	Principal Amount
Short-Term Investment 3.9%
Repurchase Agreement 3.9%
Fixed Income Clearing Corp. 0.03%, dated 7/29/16 due 8/1/16 Proceeds at Maturity $10,107,690 (Collateralized by a United States Treasury Note with a rate of 1.375% and a maturity date of 10/31/20, with a Principal Amount of $10,110,000 and a Market Value of $10,312,200)	$10,107,665	10,107,665
Total Short-Term Investment (Cost $10,107,665)		10,107,665
Total Investments (Cost $232,026,859) (c)	100.1%	255,909,159
Other Assets, Less Liabilities	(0.1)	(272,896)
Net Assets	100.0%	$255,636,263

†	Percentages indicated are based on Fund net assets.
(a)	As of July 31, 2016, the Fund's ownership exceeded 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Non-income producing Underlying Fund.
(c)	As of July 31, 2016, cost was $234,934,793 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$24,235,441
Gross unrealized depreciation	(3,261,075)
Net unrealized appreciation	$20,974,366

The following abbreviations are used above:
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt
TIPS	—Treasury Inflation-Protected Security

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016, for valuing the Fund's assets. Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$151,086,345	$—	$—	$151,086,345
Fixed Income Funds	62,358,373	—	—	62,358,373
Total Affiliated Investment Companies	213,444,718	—	—	213,444,718
Unaffiliated Investment Companies
Equity Funds	28,070,187	—	—	28,070,187
Fixed Income Funds	4,286,589	—	—	4,286,589
Total Unaffiliated Investment Companies	32,356,776	—	—	32,356,776
Short-Term Investment
Repurchase Agreement	—	10,107,665	—	10,107,665
Total Investments in Securities	$245,801,494	$10,107,665	$—	$255,909,159

(a) For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2016, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2040 Fund
Portfolio of Investments July 31, 2016 (Unaudited)

	Shares	Value
Affiliated Investment Companies 81.2% †
Equity Funds 68.7%
IQ 50 Percent Hedged FTSE International ETF	108,228	$1,940,571
IQ Global Resources ETF	47,300	1,252,977
MainStay Common Stock Fund Class I (a)	898,050	18,490,846
MainStay Epoch International Small Cap Fund Class I (a)	291,913	6,200,228
MainStay Epoch U.S. All Cap Fund Class I	851,293	22,167,676
MainStay Epoch U.S. Equity Yield Fund Class I	69,458	1,041,863
MainStay ICAP Equity Fund Class I	307,675	13,217,719
MainStay ICAP International Fund Class I	529,712	16,156,216
MainStay International Equity Fund Class I	457,128	6,495,785
MainStay Large Cap Growth Fund Class I	1,884,011	18,595,192
MainStay MAP Fund Class I	505,137	18,937,597
MainStay S&P 500 Index Fund Class I	175,704	8,602,450
Total Equity Funds (Cost $121,119,018)		133,099,120
Fixed Income Funds 12.5%
IQ Enhanced Core Plus Bond U.S. ETF	328,205	6,705,228
MainStay Floating Rate Fund Class I	97,586	898,769
MainStay High Yield Corporate Bond Fund Class I	758,897	4,287,770
MainStay Short Duration High Yield Fund Class I	500,491	4,904,808
MainStay Total Return Bond Fund Class I	683,244	7,358,541
Total Fixed Income Funds (Cost $23,597,652)		24,155,116
Total Affiliated Investment Companies (Cost $144,716,670)		157,254,236

Unaffiliated Investment Companies 15.4%
Equity Funds 13.7%
iShares MSCI All Country Asia ex-Japan ETF	56,846	3,276,603
iShares MSCI Frontier 100 ETF	18,698	469,320
iShares MSCI India ETF	18,105	535,003
iShares MSCI Philippines ETF	10,594	419,734
iShares MSCI Poland Capped ETF	11,700	205,569
iShares Russell 2000 Index ETF	154,230	18,675,711
SPDR S&P Emerging Markets Small Cap ETF	54,033	2,240,208
VanEck Vectors Africa Index ETF	14,755	307,642
VanEck Vectors India Small-Cap Index ETF	8,491	382,859
Total Equity Funds (Cost $22,665,861)		26,512,649
Fixed Income Funds 1.7%
iShares TIPS Bond ETF	4,684	547,559
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	70,948	1,343,046
Vanguard Short-Term Inflation-Protected Securities ETF (b)	28,831	1,425,405
Total Fixed Income Funds (Cost $3,239,530)		3,316,010
Total Unaffiliated Investment Companies (Cost $25,905,391)		29,828,659

	Principal Amount
Short-Term Investment 3.6%
Repurchase Agreement 3.6%
Fixed Income Clearing Corp. 0.03%, dated 7/29/16 due 8/1/16 Proceeds at Maturity $6,949,311 (Collateralized by a United States Treasury Note with a rate of 1.375% and a maturity date of 10/31/20, with a Principal Amount of $6,950,000 and a Market Value of $7,089,000)	$6,949,293	6,949,293
Total Short-Term Investment (Cost $6,949,293)		6,949,293
Total Investments (Cost $177,571,354) (c)	100.2%	194,032,188
Other Assets, Less Liabilities	(0.2)	(409,925)
Net Assets	100.0%	$193,622,263

†	Percentages indicated are based on Fund net assets.
(a)	As of July 31, 2016, the Fund's ownership exceeded 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Non-income producing Underlying Fund.
(c)	As of July 31, 2016, cost was $179,752,431 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$16,819,902
Gross unrealized depreciation	(2,540,145)
Net unrealized appreciation	$14,279,757

The following abbreviations are used above:
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt
TIPS	—Treasury Inflation-Protected Security

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016, for valuing the Fund's assets. Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$133,099,120	$—	$—	$133,099,120
Fixed Income Funds	24,155,116	—	—	24,155,116
Total Affiliated Investment Companies	157,254,236	—	—	157,254,236
Unaffiliated Investment Companies
Equity Funds	26,512,649	—	—	26,512,649
Fixed Income Funds	3,316,010	—	—	3,316,010
Total Unaffiliated Investment Companies	29,828,659	—	—	29,828,659
Short-Term Investment
Repurchase Agreement	—	6,949,293	—	6,949,293
Total Investments in Securities	$187,082,895	$6,949,293	$—	$194,032,188

(a) For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2016, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2050 Fund
Portfolio of Investments July 31, 2016 (Unaudited)

	Shares	Value
Affiliated Investment Companies 79.8% †
Equity Funds 72.2%
IQ 50 Percent Hedged FTSE International ETF	55,627	$997,414
IQ Global Resources ETF	23,951	634,462
MainStay Common Stock Fund Class I (a)	422,848	8,706,434
MainStay Epoch International Small Cap Fund Class I (a)	155,404	3,300,789
MainStay Epoch U.S. All Cap Fund Class I	452,642	11,786,787
MainStay Epoch U.S. Equity Yield Fund Class I	35,368	530,515
MainStay ICAP Equity Fund Class I	149,596	6,426,664
MainStay ICAP International Fund Class I	293,524	8,952,494
MainStay International Equity Fund Class I (a)	251,940	3,580,070
MainStay Large Cap Growth Fund Class I	1,423,275	14,047,724
MainStay MAP Fund Class I	235,327	8,822,420
MainStay S&P 500 Index Fund Class I	58,687	2,873,296
Total Equity Funds (Cost $63,250,724)		70,659,069
Fixed Income Funds 7.6%
IQ Enhanced Core Plus Bond U.S. ETF	93,714	1,914,577
MainStay Floating Rate Fund Class I	5,435	50,055
MainStay High Yield Corporate Bond Fund Class I	219,962	1,242,784
MainStay Short Duration High Yield Fund Class I	251,679	2,466,459
MainStay Total Return Bond Fund Class I	167,896	1,808,237
Total Fixed Income Funds (Cost $7,304,317)		7,482,112
Total Affiliated Investment Companies (Cost $70,555,041)		78,141,181

Unaffiliated Investment Companies 15.8%
Equity Funds 14.6%
iShares MSCI All Country Asia ex-Japan ETF	30,478	1,756,752
iShares MSCI Frontier 100 ETF	10,017	251,427
iShares MSCI India ETF	9,656	285,335
iShares MSCI Philippines ETF	6,029	238,869
iShares MSCI Poland Capped ETF	6,381	112,114
iShares Russell 2000 Index ETF	82,754	10,020,682
SPDR S&P Emerging Markets Small Cap ETF	28,932	1,199,521
VanEck Vectors Africa Index ETF	7,843	163,526
VanEck Vectors India Small-Cap Index ETF	4,614	208,045
Total Equity Funds (Cost $11,517,643)		14,236,271
Fixed Income Funds 1.2%
iShares TIPS Bond ETF	1,881	219,889
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	23,743	449,455
Vanguard Short-Term Inflation-Protected Securities ETF (b)	10,558	521,987
Total Fixed Income Funds (Cost $1,170,482)		1,191,331
Total Unaffiliated Investment Companies (Cost $12,688,125)		15,427,602

	Principal Amount
Short-Term Investment 4.5%
Repurchase Agreement 4.5%
Fixed Income Clearing Corp. 0.03%, dated 7/29/16 due 8/1/16 Proceeds at Maturity $4,428,195 (Collateralized by a United States Treasury Note with a rate of 1.375% and a maturity date of 10/31/20, with a Principal Amount of $4,430,000 and a Market Value of $4,518,600)	$4,428,184	4,428,184
Total Short-Term Investment (Cost $4,428,184)		4,428,184
Total Investments (Cost $87,671,350) (c)	100.1%	97,996,967
Other Assets, Less Liabilities	(0.1)	(58,363)
Net Assets	100.0%	$97,938,604

†	Percentages indicated are based on Fund net assets.
(a)	As of July 31, 2016, the Fund's ownership exceeded 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Non-income producing Underlying Fund.
(c)	As of July 31, 2016, cost was $89,017,732 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$10,465,030
Gross unrealized depreciation	(1,485,795)
Net unrealized appreciation	$8,979,235

The following abbreviations are used above:
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt
TIPS	—Treasury Inflation-Protected Security

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016, for valuing the Fund's assets. Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$70,659,069	$—	$—	$70,659,069
Fixed Income Funds	7,482,112	—	—	7,482,112
Total Affiliated Investment Companies	78,141,181	—	—	78,141,181
Unaffiliated Investment Companies
Equity Funds	14,236,271	—	—	14,236,271
Fixed Income Funds	1,191,331	—	—	1,191,331
Total Unaffiliated Investment Companies	15,427,602	—	—	15,427,602
Short-Term Investment
Repurchase Agreement	—	4,428,184	—	4,428,184
Total Investments in Securities	$93,568,783	$4,428,184	$—	$97,996,967

(a) For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2016, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2060 Fund
Portfolio of Investments July 31, 2016 (Unaudited)

	Shares	Value
Affiliated Investment Companies 80.0% †
Equity Funds 76.6%
IQ 50 Percent Hedged FTSE International ETF	4,911	$88,056
IQ Global Resources ETF	1,558	41,271
MainStay Common Stock Fund Class I	23,077	475,158
MainStay Epoch International Small Cap Fund Class I	9,931	210,925
MainStay Epoch U.S. All Cap Fund Class I	27,155	707,121
MainStay Epoch U.S. Equity Yield Fund Class I	1,985	29,778
MainStay ICAP Equity Fund Class I	9,560	410,698
MainStay ICAP International Fund Class I	18,541	565,499
MainStay International Equity Fund Class I	17,057	242,373
MainStay Large Cap Growth Fund Class I	104,167	1,028,125
MainStay MAP Fund Class I	13,105	491,313
MainStay S&P 500 Index Fund Class I	1,199	58,715
Total Equity Funds (Cost $3,922,882)		4,349,032
Fixed Income Funds 3.4%
IQ Enhanced Core Plus Bond U.S. ETF	1,389	28,377
MainStay High Yield Corporate Bond Fund Class I	359	2,027
MainStay Short Duration High Yield Fund Class I	13,824	135,478
MainStay Total Return Bond Fund Class I	2,714	29,231
Total Fixed Income Funds (Cost $188,989)		195,113
Total Affiliated Investment Companies (Cost $4,111,871)		4,544,145
Unaffiliated Investment Companies 16.1%
Equity Funds 15.0%
iShares MSCI All Country Asia ex-Japan ETF	1,769	101,965
iShares MSCI Frontier 100 ETF	559	14,031
iShares MSCI India ETF	562	16,607
iShares MSCI Philippines ETF	340	13,471
iShares MSCI Poland Capped ETF	253	4,445
iShares Russell 2000 ETF	4,982	603,271
SPDR S&P Emerging Markets Small Cap ETF	1,753	72,679
VanEck Vectors Africa Index ETF	439	9,153
VanEck Vectors India Small-Cap Index ETF	280	12,625
Total Equity Funds (Cost $722,424)		848,247
Fixed Income Funds 1.1%
iShares TIPS Bond ETF	140	16,366
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	2,142	40,548
Vanguard Short-Term Inflation-Protected Securities ETF (a)	142	7,021
Total Fixed Income Funds (Cost $63,187)		63,935
Total Unaffiliated Investment Companies (Cost $785,611)		912,182

	Principal Amount
Short-Term Investment 3.0%
Repurchase Agreement 3.0%
Fixed Income Clearing Corp. 0.03%, dated 7/29/16 due 8/1/16 Proceeds at Maturity $173,313 (Collateralized by a United States Treasury Note with a rate of 1.75% and a maturity date of 12/31/20, with a Principal Amount of $175,000 and a Market Value of $180,469)	$173,312	173,312
Total Short-Term Investment (Cost $173,312)		173,312
Total Investments (Cost $5,070,794) (b)	99.1%	5,629,639
Other Assets, Less Liabilities	0.9	49,901
Net Assets	100.0%	$5,679,540

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing Underlying Fund.
(b)	As of July 31, 2016, cost was $5,070,794 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$558,861
Gross unrealized depreciation	(16)
Net unrealized appreciation	$558,845

The following abbreviations are used above:
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt
TIPS	—Treasury Inflation-Protected Security

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016, for valuing the Fund's assets. Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$4,349,032	$—	$—	$4,349,032
Fixed Income Funds	195,113	—	—	195,113
Total Affiliated Investment Companies	4,544,145	—	—	4,544,145
Unaffiliated Investment Companies
Equity Funds	848,247	—	—	848,247
Fixed Income Funds	63,935	—	—	63,935
Total Unaffiliated Investment Companies	912,182	—	—	912,182
Short-Term Investment
Repurchase Agreement	—	173,312	—	173,312
Total Investments in Securities	$5,456,327	$173,312	$—	$5,629,639

(a) For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2016, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay S&P 500 Index Fund
Portfolio of Investments July 31, 2016 (Unaudited)

		Shares	Value
	Common Stocks 94.8% †
	Aerospace & Defense 2.5%
	Boeing Co. (The)	46,631	$6,232,700
	General Dynamics Corp.	22,363	3,284,901
	Honeywell International, Inc.	59,243	6,891,738
	L-3 Communications Holdings, Inc.	6,063	919,333
	Lockheed Martin Corp.	20,431	5,163,527
	Northrop Grumman Corp.	14,103	3,055,133
	Raytheon Co.	23,116	3,225,375
	Rockwell Collins, Inc.	10,161	859,824
	Textron, Inc.	21,170	825,630
	TransDigm Group, Inc. (a)	4,164	1,163,921
	United Technologies Corp.	60,580	6,521,437
			38,143,519
	Air Freight & Logistics 0.7%
	C.H. Robinson Worldwide, Inc.	11,100	772,782
	Expeditors International of Washington, Inc.	14,131	698,496
	FedEx Corp.	19,500	3,157,050
	United Parcel Service, Inc. Class B	53,743	5,809,618
			10,437,946
	Airlines 0.5%
	Alaska Air Group, Inc.	9,686	651,093
	American Airlines Group, Inc.	45,003	1,597,606
	Delta Air Lines, Inc.	60,059	2,327,286
	Southwest Airlines Co.	49,515	1,832,550
	United Continental Holdings, Inc. (a)	26,113	1,224,439
			7,632,974
	Auto Components 0.3%
	BorgWarner, Inc.	17,361	576,038
	Delphi Automotive PLC	21,249	1,441,107
	Goodyear Tire & Rubber Co. (The)	20,792	596,107
	Johnson Controls, Inc.	50,468	2,317,490
			4,930,742
	Automobiles 0.5%
	Ford Motor Co.	303,720	3,845,095
	General Motors Co.	109,491	3,453,346
	Harley-Davidson, Inc.	14,295	756,492
			8,054,933
	Banks 5.0%
	Bank of America Corp.	799,537	11,585,291
	BB&T Corp.	63,894	2,355,772
	Citigroup, Inc.	228,447	10,008,263
	Citizens Financial Group, Inc.	40,730	909,501
	Comerica, Inc.	13,666	618,250
	Fifth Third Bancorp	59,079	1,121,319
	Huntington Bancshares, Inc.	61,532	584,554
¤	JPMorgan Chase & Co.	284,625	18,207,461
	KeyCorp	67,497	789,715
	M&T Bank Corp.	12,365	1,416,534
	People's United Financial, Inc.	23,960	363,234
	PNC Financial Services Group, Inc.	38,897	3,214,837
	Regions Financial Corp.	98,598	904,144
	SunTrust Banks, Inc.	39,006	1,649,564
	U.S. Bancorp	126,316	5,326,746
	Wells Fargo & Co.	359,618	17,250,875
	Zions Bancorp.	15,778	439,891
			76,745,951
	Beverages 2.1%
	Brown-Forman Corp. Class B	7,860	771,773
	Coca-Cola Co. (The)	303,067	13,222,813
	Constellation Brands, Inc. Class A	13,645	2,246,376
	Dr. Pepper Snapple Group, Inc.	14,610	1,439,231
	Molson Coors Brewing Co. Class B	14,265	1,457,313
	Monster Beverage Corp. (a)	10,905	1,751,670
	PepsiCo., Inc.	112,429	12,245,767
			33,134,943
	Biotechnology 2.9%
	AbbVie, Inc.	125,891	8,337,761
	Alexion Pharmaceuticals, Inc. (a)	17,412	2,239,183
	Amgen, Inc.	58,472	10,058,938
	Biogen, Inc. (a)	17,051	4,943,596
	Celgene Corp. (a)	60,292	6,764,160
	Gilead Sciences, Inc.	103,665	8,238,258
	Regeneron Pharmaceuticals, Inc. (a)	6,059	2,575,802
	Vertex Pharmaceuticals, Inc. (a)	19,254	1,867,638
			45,025,336
	Building Products 0.1%
	Allegion PLC	7,409	536,337
	Fortune Brands Home & Security, Inc.	11,925	754,495
	Masco Corp.	26,016	949,064
			2,239,896
	Capital Markets 1.7%
	Affiliated Managers Group, Inc. (a)	4,175	612,806
	Ameriprise Financial, Inc.	13,005	1,246,399
	Bank of New York Mellon Corp. (The)	83,471	3,288,757
	BlackRock, Inc.	9,758	3,573,867
	Charles Schwab Corp. (The)	93,250	2,650,165
	E*TRADE Financial Corp. (a)	21,958	550,707
	Franklin Resources, Inc.	28,684	1,038,074
	Goldman Sachs Group, Inc. (The)	30,070	4,775,417
	Invesco, Ltd.	32,792	956,871
	Legg Mason, Inc.	8,334	284,523
	Morgan Stanley	117,603	3,378,734
	Northern Trust Corp.	16,808	1,136,053
	State Street Corp.	30,819	2,027,274
	T. Rowe Price Group, Inc.	19,418	1,372,658
			26,892,305
	Chemicals 2.0%
	Air Products & Chemicals, Inc.	15,137	2,261,771
	Albemarle Corp.	8,737	735,393
	CF Industries Holdings, Inc.	18,004	444,339
	Dow Chemical Co. (The)	87,397	4,690,597
	E.I. du Pont de Nemours & Co.	67,992	4,703,007
	Eastman Chemical Co.	11,480	748,840
	Ecolab, Inc.	20,548	2,432,472
	FMC Corp.	10,322	490,708
	International Flavors & Fragrances, Inc.	6,203	826,550
	LyondellBasell Industries N.V. Class A	26,572	1,999,809
	Monsanto Co.	34,003	3,630,500
	Mosaic Co. (The)	27,367	738,909
	PPG Industries, Inc.	20,823	2,180,376
	Praxair, Inc.	22,205	2,587,771
	Sherwin-Williams Co. (The)	6,118	1,833,748
			30,304,790
	Commercial Services & Supplies 0.4%
	Cintas Corp.	6,759	725,038
	Pitney Bowes, Inc.	14,879	287,313
	Republic Services, Inc.	18,523	949,489
	Stericycle, Inc. (a)	6,565	592,623
	Tyco International PLC	33,121	1,509,324
	Waste Management, Inc.	32,089	2,121,725
			6,185,512
	Communications Equipment 1.0%
	Cisco Systems, Inc.	391,500	11,952,495
	F5 Networks, Inc. (a)	5,167	637,711
	Harris Corp.	9,608	832,245
	Juniper Networks, Inc.	27,437	622,546
	Motorola Solutions, Inc.	12,425	862,046
			14,907,043
	Construction & Engineering 0.1%
	Fluor Corp.	10,956	586,365
	Jacobs Engineering Group, Inc. (a)	9,470	506,835
	Quanta Services, Inc. (a)	11,390	291,584
			1,384,784
	Construction Materials 0.1%
	Martin Marietta Materials, Inc.	4,996	1,012,439
	Vulcan Materials Co.	10,299	1,276,870
			2,289,309
	Consumer Finance 0.7%
	American Express Co.	62,922	4,055,952
	Capital One Financial Corp.	39,933	2,678,706
	Discover Financial Services	32,151	1,827,463
	Navient Corp.	25,753	365,692
	Synchrony Financial (a)	64,410	1,795,751
			10,723,564
	Containers & Packaging 0.3%
	Avery Dennison Corp.	7,051	549,202
	Ball Corp.	13,537	956,660
	International Paper Co.	32,049	1,468,165
	Owens-Illinois, Inc. (a)	12,418	233,334
	Sealed Air Corp.	15,255	719,731
	WestRock Co.	19,892	853,566
			4,780,658
	Distributors 0.1%
	Genuine Parts Co.	11,654	1,191,505
	LKQ Corp. (a)	23,772	817,519
			2,009,024
	Diversified Consumer Services 0.0%‡
	H&R Block, Inc.	17,420	414,422

	Diversified Financial Services 2.0%
¤	Berkshire Hathaway, Inc. Class B (a)	145,855	21,042,501
	CME Group, Inc.	26,360	2,695,046
	Intercontinental Exchange, Inc.	9,267	2,448,341
	Leucadia National Corp.	25,751	470,213
	Moody's Corp.	13,307	1,410,675
	Nasdaq, Inc.	8,881	628,420
	S&P Global, Inc.	20,589	2,515,976
			31,211,172
	Diversified Telecommunication Services 2.7%
¤	AT&T, Inc.	479,168	20,743,183
	CenturyLink, Inc.	42,435	1,334,156
	Frontier Communications Corp.	90,214	469,113
	Level 3 Communications, Inc. (a)	22,283	1,127,520
	Verizon Communications, Inc.	317,287	17,580,872
			41,254,844
	Electric Utilities 2.0%
	Alliant Energy Corp.	17,676	711,459
	American Electric Power Co., Inc.	38,243	2,650,240
	Duke Energy Corp.	53,622	4,589,507
	Edison International	25,168	1,947,500
	Entergy Corp.	13,779	1,121,473
	Eversource Energy	24,501	1,433,063
	Exelon Corp.	71,751	2,674,877
	FirstEnergy Corp.	32,668	1,140,767
	NextEra Energy, Inc.	35,918	4,607,920
	PG&E Corp.	38,573	2,466,358
	Pinnacle West Capital Corp.	8,561	675,206
	PPL Corp.	52,692	1,987,015
	Southern Co. (The)	73,055	3,908,443
	Xcel Energy, Inc.	39,199	1,723,972
			31,637,800
	Electrical Equipment 0.5%
	Acuity Brands, Inc.	3,395	890,950
	AMETEK, Inc.	18,404	865,540
	Eaton Corp. PLC	35,783	2,269,000
	Emerson Electric Co.	49,901	2,789,466
	Rockwell Automation, Inc.	10,209	1,167,909
			7,982,865
	Electronic Equipment, Instruments & Components 0.3%
	Amphenol Corp. Class A	23,814	1,417,409
	Corning, Inc.	83,703	1,859,881
	FLIR Systems, Inc.	10,673	347,726
	TE Connectivity, Ltd.	27,675	1,668,249
			5,293,265
	Energy Equipment & Services 1.0%
	Baker Hughes, Inc.	34,086	1,630,334
	Diamond Offshore Drilling, Inc.	4,979	113,123
	FMC Technologies, Inc. (a)	17,622	447,246
	Halliburton Co.	66,607	2,908,062
	Helmerich & Payne, Inc.	8,325	515,900
	National Oilwell Varco, Inc.	29,018	938,732
	Schlumberger, Ltd.	108,156	8,708,721
	Transocean, Ltd.	26,404	290,180
			15,552,298
	Food & Staples Retailing 2.1%
	Costco Wholesale Corp.	34,137	5,708,389
	CVS Health Corp.	83,599	7,751,299
	Kroger Co. (The)	74,241	2,538,300
	Sysco Corp.	40,559	2,100,551
	Wal-Mart Stores, Inc.	118,870	8,673,944
	Walgreens Boots Alliance, Inc.	67,267	5,330,910
	Whole Foods Market, Inc.	25,207	768,309
			32,871,702
	Food Products 1.7%
	Archer-Daniels-Midland Co.	45,735	2,061,734
	Campbell Soup Co.	13,874	863,934
	ConAgra Foods, Inc.	33,733	1,577,355
	General Mills, Inc.	46,196	3,321,030
	Hershey Co. (The)	11,014	1,219,911
	Hormel Foods Corp.	20,839	778,337
	J.M. Smucker Co. (The)	9,245	1,425,209
	Kellogg Co.	19,733	1,632,116
	Kraft Heinz Co. (The)	46,377	4,006,509
	McCormick & Co., Inc.	8,990	919,228
	Mead Johnson Nutrition Co.	14,377	1,282,428
	Mondelez International, Inc. Class A	120,807	5,313,092
	Tyson Foods, Inc. Class A	23,394	1,721,798
			26,122,681
	Health Care Equipment & Supplies 2.6%
	Abbott Laboratories	114,353	5,117,297
	Baxter International, Inc.	42,987	2,064,236
	Becton Dickinson & Co.	16,434	2,892,384
	Boston Scientific Corp. (a)	105,615	2,564,332
	C.R. Bard, Inc.	5,710	1,277,498
	Danaher Corp.	46,638	3,798,199
	DENTSPLY SIRONA, Inc.	18,147	1,162,134
	Edwards Lifesciences Corp. (a)	16,482	1,887,519
	Hologic, Inc. (a)	19,174	738,007
	Intuitive Surgical, Inc. (a)	2,966	2,063,624
	Medtronic PLC	109,452	9,591,279
	St. Jude Medical, Inc.	22,127	1,837,426
	Stryker Corp.	24,322	2,828,162
	Varian Medical Systems, Inc. (a)	7,498	710,361
	Zimmer Biomet Holdings, Inc.	15,496	2,032,145
			40,564,603
	Health Care Providers & Services 2.6%
	Aetna, Inc.	27,290	3,144,081
	AmerisourceBergen Corp.	14,280	1,216,513
	Anthem, Inc.	20,468	2,688,267
	Cardinal Health, Inc.	25,428	2,125,781
	Centene Corp. (a)	13,163	928,650
	Cigna Corp.	19,909	2,567,465
	DaVita HealthCare Partners, Inc. (a)	12,872	998,095
	Express Scripts Holding Co. (a)	49,063	3,732,222
	HCA Holdings, Inc. (a)	23,439	1,807,850
	Henry Schein, Inc. (a)	6,413	1,160,625
	Humana, Inc.	11,601	2,001,752
	Laboratory Corporation of America Holdings (a)	7,971	1,112,433
	McKesson Corp.	17,516	3,407,913
	Patterson Cos., Inc.	6,453	318,520
	Quest Diagnostics, Inc.	11,085	957,301
	UnitedHealth Group, Inc.	74,008	10,597,945
	Universal Health Services, Inc. Class B	7,053	913,575
			39,678,988
	Health Care Technology 0.1%
	Cerner Corp. (a)	23,542	1,468,785

	Hotels, Restaurants & Leisure 1.6%
	Carnival Corp.	34,060	1,591,283
	Chipotle Mexican Grill, Inc. (a)	2,273	963,729
	Darden Restaurants, Inc.	8,915	548,807
	Marriott International, Inc. Class A	14,915	1,069,406
	McDonald's Corp.	68,330	8,039,025
	Royal Caribbean Cruises, Ltd.	13,068	946,646
	Starbucks Corp.	114,024	6,619,093
	Starwood Hotels & Resorts Worldwide, Inc.	13,032	1,017,278
	Wyndham Worldwide Corp.	8,733	620,218
	Wynn Resorts, Ltd.	6,275	614,636
	Yum! Brands, Inc.	31,547	2,820,933
			24,851,054
	Household Durables 0.5%
	D.R. Horton, Inc.	25,335	833,015
	Garmin, Ltd.	9,119	495,435
	Harman International Industries, Inc.	5,495	454,107
	Leggett & Platt, Inc.	10,523	553,194
	Lennar Corp. Class A	14,345	671,346
	Mohawk Industries, Inc. (a)	4,910	1,025,895
	Newell Brands, Inc.	35,547	1,864,796
	PulteGroup, Inc.	24,557	520,117
	Whirlpool Corp.	5,913	1,137,425
			7,555,330
	Household Products 1.9%
	Church & Dwight Co., Inc.	9,989	981,319
	Clorox Co. (The)	9,969	1,306,637
	Colgate-Palmolive Co.	69,313	5,158,967
	Kimberly-Clark Corp.	28,059	3,635,043
	Procter & Gamble Co. (The)	207,191	17,733,478
			28,815,444
	Independent Power & Renewable Electricity Producers 0.1%
	AES Corp.	51,196	632,271
	NRG Energy, Inc.	24,263	335,800
			968,071
	Industrial Conglomerates 2.1%
	3M Co.	47,210	8,420,376
¤	General Electric Co.	715,765	22,288,922
	Roper Technologies, Inc.	7,878	1,342,096
			32,051,394
	Insurance 2.4%
	Aflac, Inc.	32,274	2,332,765
	Allstate Corp. (The)	29,140	1,991,136
	American International Group, Inc.	87,306	4,752,939
	Aon PLC	20,688	2,215,064
	Arthur J. Gallagher & Co.	13,728	675,280
	Assurant, Inc.	4,887	405,670
	Chubb, Ltd.	36,159	4,529,276
	Cincinnati Financial Corp.	11,388	850,684
	Hartford Financial Services Group, Inc. (The)	30,796	1,227,221
	Lincoln National Corp.	18,709	817,022
	Loews Corp.	20,779	858,796
	Marsh & McLennan Cos., Inc.	40,571	2,667,543
	MetLife, Inc.	85,517	3,654,997
	Principal Financial Group, Inc.	21,047	981,422
	Progressive Corp. (The)	45,159	1,468,119
	Prudential Financial, Inc.	34,404	2,590,277
	Torchmark Corp.	8,754	541,610
	Travelers Cos., Inc. (The)	22,760	2,645,167
	Unum Group	18,845	629,611
	Willis Towers Watson PLC	10,777	1,332,253
	XL Group, Ltd.	22,345	773,360
			37,940,212
	Internet & Catalog Retail 2.1%
¤	Amazon.com, Inc. (a)	30,115	22,851,563
	Expedia, Inc.	9,091	1,060,465
	Netflix, Inc. (a)	33,219	3,031,234
	Priceline Group, Inc. (The) (a)	3,863	5,218,179
	TripAdvisor, Inc. (a)	8,720	610,138
			32,771,579
	Internet Software & Services 4.2%
	Akamai Technologies, Inc. (a)	13,760	695,293
	Alphabet, Inc. Class A (a)	22,859	18,089,241
	Alphabet, Inc. Class C (a)	22,989	17,673,713
	eBay, Inc. (a)	81,964	2,553,998
¤	Facebook, Inc. Class A (a)	179,949	22,302,879
	VeriSign, Inc. (a)	7,598	658,063
	Yahoo!, Inc. (a)	68,023	2,597,799
			64,570,986
	IT Services 3.5%
	Accenture PLC Class A	48,555	5,477,490
	Alliance Data Systems Corp. (a)	4,599	1,065,220
	Automatic Data Processing, Inc.	35,457	3,153,900
	Cognizant Technology Solutions Corp. Class A (a)	47,286	2,718,472
	CSRA, Inc.	10,643	286,510
	Fidelity National Information Services, Inc.	21,434	1,704,646
	Fiserv, Inc. (a)	17,302	1,909,449
	Global Payments, Inc.	11,949	892,112
	International Business Machines Corp.	68,742	11,041,340
	MasterCard, Inc. Class A	75,462	7,187,001
	Paychex, Inc.	24,788	1,469,433
	PayPal Holdings, Inc. (a)	85,851	3,197,091
	Teradata Corp. (a)	10,290	292,030
	Total System Services, Inc.	13,079	665,983
	Visa, Inc. Class A	148,264	11,572,005
	Western Union Co. (The)	38,347	766,940
	Xerox Corp.	73,508	757,132
			54,156,754
	Leisure Products 0.1%
	Hasbro, Inc.	8,664	703,777
	Mattel, Inc.	26,206	874,756
			1,578,533
	Life Sciences Tools & Services 0.6%
	Agilent Technologies, Inc.	25,626	1,232,867
	Illumina, Inc. (a)	11,407	1,897,554
	PerkinElmer, Inc.	8,666	493,269
	Thermo Fisher Scientific, Inc.	30,630	4,865,269
	Waters Corp. (a)	6,313	1,003,325
			9,492,284
	Machinery 1.3%
	Caterpillar, Inc.	45,446	3,761,111
	Cummins, Inc.	12,269	1,506,265
	Deere & Co.	23,249	1,806,680
	Dover Corp.	11,969	854,946
	Flowserve Corp.	10,114	483,955
	Fortive Corp. (a)	23,318	1,124,161
	Illinois Tool Works, Inc.	25,175	2,905,195
	Ingersoll-Rand PLC	19,930	1,320,562
	PACCAR, Inc.	27,324	1,611,296
	Parker Hannifin Corp.	10,513	1,200,479
	Pentair PLC	13,916	888,119
	Snap-on, Inc.	4,486	705,065
	Stanley Black & Decker, Inc.	11,686	1,422,186
	Xylem, Inc.	13,860	662,646
			20,252,666
	Media 2.5%
	CBS Corp. Class B	32,327	1,688,116
	Comcast Corp. Class A	188,191	12,655,845
	Discovery Communications, Inc. Class A (a)	11,543	289,614
	Discovery Communications, Inc. Class C (a)	18,462	453,058
	Interpublic Group of Cos., Inc. (The)	31,420	724,545
	News Corp. Class A	29,481	382,369
	News Corp. Class B	8,328	111,928
	Omnicom Group, Inc.	18,507	1,522,941
	Scripps Networks Interactive, Inc. Class A	7,307	482,700
	TEGNA, Inc.	17,151	375,607
	Time Warner, Inc.	61,339	4,701,634
	Twenty-First Century Fox, Inc. Class A	85,028	2,265,146
	Twenty-First Century Fox, Inc. Class B	33,308	900,315
	Viacom, Inc. Class B	26,822	1,219,596
	Walt Disney Co. (The)	116,184	11,147,855
			38,921,269
	Metals & Mining 0.4%
	Alcoa, Inc.	101,167	1,074,393
	Freeport-McMoRan, Inc.	96,384	1,249,137
	Newmont Mining Corp.	41,295	1,816,980
	Nucor Corp.	24,701	1,324,962
			5,465,472
	Multi-Utilities 1.1%
	Ameren Corp.	18,742	982,831
	CenterPoint Energy, Inc.	33,233	794,933
	CMS Energy Corp.	21,893	989,126
	Consolidated Edison, Inc.	23,675	1,895,894
	Dominion Resources, Inc.	47,965	3,742,229
	DTE Energy Co.	13,864	1,352,017
	NiSource, Inc.	24,598	631,185
	Public Service Enterprise Group, Inc.	39,083	1,798,209
	SCANA Corp.	11,040	827,338
	Sempra Energy	18,449	2,064,074
	WEC Energy Group, Inc.	24,386	1,582,895
			16,660,731
	Multiline Retail 0.6%
	Dollar General Corp.	22,140	2,097,544
	Dollar Tree, Inc. (a)	18,336	1,765,573
	Kohl's Corp.	14,695	611,165
	Macy's, Inc.	24,324	871,529
	Nordstrom, Inc.	9,912	438,408
	Target Corp.	45,867	3,455,161
			9,239,380
	Oil, Gas & Consumable Fuels 5.6%
	Anadarko Petroleum Corp.	39,731	2,166,531
	Apache Corp.	29,197	1,532,843
	Cabot Oil & Gas Corp.	36,237	893,967
	Chesapeake Energy Corp. (a)	45,522	246,729
	Chevron Corp.	146,700	15,033,816
	Cimarex Energy Co.	7,303	876,506
	Concho Resources, Inc. (a)	10,145	1,260,009
	ConocoPhillips	96,393	3,934,762
	Devon Energy Corp.	40,787	1,561,326
	EOG Resources, Inc.	42,672	3,486,302
	EQT Corp.	13,396	976,033
¤	Exxon Mobil Corp.	322,761	28,709,591
	Hess Corp.	20,556	1,102,829
	Kinder Morgan, Inc.	142,433	2,895,663
	Marathon Oil Corp.	65,450	892,738
	Marathon Petroleum Corp.	41,196	1,622,711
	Murphy Oil Corp.	12,491	342,628
	Newfield Exploration Co. (a)	15,383	666,084
	Noble Energy, Inc.	33,359	1,191,584
	Occidental Petroleum Corp.	59,277	4,429,770
	ONEOK, Inc.	16,160	723,806
	Phillips 66	36,440	2,771,626
	Pioneer Natural Resources Co.	12,669	2,059,599
	Range Resources Corp.	13,080	527,255
	Southwestern Energy Co. (a)	36,874	537,623
	Spectra Energy Corp.	53,257	1,915,654
	Tesoro Corp.	9,305	708,576
	Valero Energy Corp.	36,509	1,908,691
	Williams Cos., Inc. (The)	52,699	1,263,195
			86,238,447
	Personal Products 0.1%
	Estee Lauder Cos., Inc. (The) Class A	17,194	1,597,323

	Pharmaceuticals 5.5%
	Allergan PLC (a)	30,789	7,788,077
	Bristol-Myers Squibb Co.	129,934	9,720,362
	Eli Lilly & Co.	75,422	6,251,730
	Endo International PLC (a)	16,106	279,600
¤	Johnson & Johnson	214,184	26,822,262
	Mallinckrodt PLC (a)	8,696	585,589
	Merck & Co., Inc.	215,410	12,635,951
	Mylan N.V. (a)	32,981	1,543,181
	Perrigo Co. PLC	11,148	1,018,816
	Pfizer, Inc.	472,072	17,414,736
	Zoetis, Inc.	35,395	1,786,386
			85,846,690
	Professional Services 0.3%
	Dun & Bradstreet Corp. (The)	2,790	360,608
	Equifax, Inc.	9,148	1,211,744
	Nielsen Holdings PLC	28,144	1,515,836
	Robert Half International, Inc.	10,260	374,900
	Verisk Analytics, Inc. (a)	12,050	1,027,624
			4,490,712
	Real Estate Investment Trusts 3.0%
	American Tower Corp.	33,047	3,825,851
	Apartment Investment & Management Co. Class A	12,082	555,410
	AvalonBay Communities, Inc.	10,676	1,981,999
	Boston Properties, Inc.	11,862	1,685,946
	Crown Castle International Corp.	26,082	2,530,737
	Digital Realty Trust, Inc.	11,428	1,193,769
	Equinix, Inc.	5,405	2,015,362
	Equity Residential	28,335	1,926,497
	Essex Property Trust, Inc.	5,105	1,193,957
	Extra Space Storage, Inc.	9,703	834,652
	Federal Realty Investment Trust	5,507	934,538
	General Growth Properties, Inc.	44,976	1,436,983
	HCP, Inc.	36,358	1,426,324
	Host Hotels & Resorts, Inc.	58,080	1,030,339
	Iron Mountain, Inc.	18,697	770,503
	Kimco Realty Corp.	32,412	1,040,425
	Macerich Co. (The)	9,793	873,927
	Prologis, Inc.	40,893	2,228,260
	Public Storage	11,428	2,730,378
	Realty Income Corp.	19,893	1,421,753
	Simon Property Group, Inc.	24,011	5,451,458
	SL Green Realty Corp.	7,699	907,096
	UDR, Inc.	20,805	774,570
	Ventas, Inc.	26,319	2,004,455
	Vornado Realty Trust	13,689	1,470,199
	Welltower, Inc.	27,787	2,204,343
	Weyerhaeuser Co.	58,003	1,897,858
			46,347,589
	Real Estate Management & Development 0.0%‡
	CBRE Group, Inc. Class A (a)	22,452	638,759

	Road & Rail 0.8%
	CSX Corp.	74,782	2,118,574
	J.B. Hunt Transport Services, Inc.	7,005	582,326
	Kansas City Southern	8,438	810,976
	Norfolk Southern Corp.	23,079	2,072,033
	Ryder System, Inc.	4,124	271,771
	Union Pacific Corp.	65,464	6,091,425
			11,947,105
	Semiconductors & Semiconductor Equipment 2.9%
	Analog Devices, Inc.	24,134	1,540,473
	Applied Materials, Inc.	84,613	2,224,476
	Broadcom, Ltd.	28,872	4,676,687
	First Solar, Inc. (a)	5,840	272,611
	Intel Corp.	367,547	12,812,688
	KLA-Tencor Corp.	12,049	912,230
	Lam Research Corp.	12,422	1,115,123
	Linear Technology Corp.	18,473	1,108,195
	Microchip Technology, Inc.	16,721	930,356
	Micron Technology, Inc. (a)	80,504	1,106,125
	NVIDIA Corp.	39,499	2,255,393
	Qorvo, Inc. (a)	9,971	630,466
	QUALCOMM, Inc.	114,614	7,172,544
	Skyworks Solutions, Inc.	14,768	974,983
	Texas Instruments, Inc.	78,018	5,441,756
	Xilinx, Inc.	19,871	1,015,011
			44,189,117
	Software 4.1%
	Activision Blizzard, Inc.	39,648	1,592,264
	Adobe Systems, Inc. (a)	39,044	3,820,846
	Autodesk, Inc. (a)	17,483	1,039,364
	CA, Inc.	22,816	790,574
	Citrix Systems, Inc. (a)	12,072	1,075,977
	Electronic Arts, Inc. (a)	23,476	1,791,688
	Intuit, Inc.	19,932	2,212,253
¤	Microsoft Corp.	611,837	34,678,921
	Oracle Corp.	242,261	9,942,392
	Red Hat, Inc. (a)	14,129	1,063,773
	salesforce.com, Inc. (a)	49,571	4,054,908
	Symantec Corp.	47,126	962,784
			63,025,744
	Specialty Retail 2.5%
	Advance Auto Parts, Inc.	5,656	960,728
	AutoNation, Inc. (a)	5,579	297,640
	AutoZone, Inc. (a)	2,324	1,891,666
	Bed Bath & Beyond, Inc.	12,066	542,367
	Best Buy Co., Inc.	21,859	734,462
	CarMax, Inc. (a)	15,198	885,435
	Foot Locker, Inc.	10,652	635,072
	Gap, Inc. (The)	17,714	456,844
	Home Depot, Inc. (The)	96,781	13,379,005
	L Brands, Inc.	19,684	1,454,648
	Lowe's Cos., Inc.	68,813	5,661,934
	O'Reilly Automotive, Inc. (a)	7,546	2,193,094
	Ross Stores, Inc.	31,303	1,935,465
	Signet Jewelers, Ltd.	6,152	540,822
	Staples, Inc.	49,699	461,704
	Tiffany & Co.	8,627	556,614
	TJX Cos., Inc. (The)	51,457	4,205,066
	Tractor Supply Co.	10,383	951,602
	Ulta Salon Cosmetics & Fragrance, Inc. (a)	4,862	1,270,003
	Urban Outfitters, Inc. (a)	6,707	200,539
			39,214,710
	Technology Hardware, Storage & Peripherals 3.6%
¤	Apple, Inc. (b)	426,348	44,429,725
	EMC Corp.	152,033	4,299,493
	Hewlett Packard Enterprise Co.	129,344	2,718,811
	HP, Inc.	134,064	1,878,237
	NetApp, Inc.	22,607	595,694
	Seagate Technology PLC	23,107	740,117
	Western Digital Corp.	21,588	1,025,646
			55,687,723
	Textiles, Apparel & Luxury Goods 0.8%
	Coach, Inc.	21,434	924,020
	Hanesbrands, Inc.	29,383	783,351
	Michael Kors Holdings, Ltd. (a)	13,940	720,977
	NIKE, Inc. Class B	103,639	5,751,964
	PVH Corp.	6,385	645,268
	Ralph Lauren Corp.	4,554	446,702
	Under Armour, Inc. Class A (a)	14,089	555,952
	Under Armour, Inc. Class C (a)	14,191	506,619
	VF Corp.	25,833	1,612,754
			11,947,607
	Tobacco 1.7%
	Altria Group, Inc.	152,283	10,309,559
	Philip Morris International, Inc.	120,746	12,105,994
	Reynolds American, Inc.	64,438	3,225,766
			25,641,319
	Trading Companies & Distributors 0.2%
	Fastenal Co.	22,384	956,916
	United Rentals, Inc. (a)	6,889	548,847
	W.W. Grainger, Inc.	4,391	960,970
			2,466,733
	Water Utilities 0.1%
	American Water Works Co., Inc.	13,815	1,140,843

	Total Common Stocks (Cost $535,469,706)		1,465,588,234	(c)
	Principal Amount
Short-Term Investments 1.5%
Repurchase Agreement 0.0%‡
State Street Bank and Trust Co. 0.03%, dated 7/29/16 due 8/1/16 Proceeds at Maturity $152,196 (Collateralized by a United States Treasury Note with a rate of 3.375% and a maturity date of 11/15/19, with a Principal Amount of $145,000 and a Market Value of $157,937)	$152,195	152,195
Total Repurchase Agreement (Cost $152,195)		152,195
U.S. Government 1.5%
United States Treasury Bills 1.5%
0.237%, due 10/27/16 (b)(d)	4,700,000	4,697,086
0.26%, due 10/6/16 (d)	18,900,000	18,891,684
Total U.S. Government (Cost $23,587,223)		23,588,770
Total Short-Term Investments (Cost $23,739,418)		23,740,965
Total Investments (Cost $559,209,124) (e)	96.3%	1,489,329,199
Other Assets, Less Liabilities	3.7	57,523,497
Net Assets	100.0%	$1,546,852,696

¤	Among the Fund's 10 largest holdings, as of July 31, 2016, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Represents a security, or a portion thereof, which is maintained at a broker as collateral for futures contracts.
(c)	The combined market value of common stocks and notional amount of Standard & Poor's 500 Index futures contracts represents 102.6% of net assets.
(d)	Interest rate shown represents yield to maturity.
(e)	As of July 31, 2016, cost was $592,958,479 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$943,145,823
Gross unrealized depreciation	(46,775,103)
Net unrealized appreciation	$896,370,720

As of July 31, 2016, the Fund held the following futures contracts[1]:

Type	Number of Contracts Long	Expiration Date	Notional Amount[2]	Unrealized Appreciation (Depreciation)[3]
Standard & Poor’s 500 Index Mini	1,127	September 2016	$122,178,070	$427,229
			$122,178,070	$427,229

1. As of July 31, 2016, cash in the amount of $4,695,600 was on deposit with a broker for futures transactions.
2. The combined market value of common stocks and notional amount of Standard & Poor’s 500 Index futures contracts represents 102.6% of net assets.
3. Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2016.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016, for valuing the Fund's assets. Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,465,588,234	$—	$—	$1,465,588,234
Short-Term Investments
Repurchase Agreement	—	152,195	—	152,195
U.S. Government	—	23,588,770	—	23,588,770
Total Short-Term Investments	—	23,740,965	—	23,740,965
Total Investments in Securities	1,465,588,234	23,740,965	—	1,489,329,199
Other Financial Instruments
Futures Contracts Long (b)	427,229	—	—	427,229
Total Investments in Securities and Other Financial Instruments	$1,466,015,463	$23,740,965	$—	$1,489,756,428

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

(b) The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2016, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Short Duration High Yield Fund
Portfolio of Investments July 31, 2016 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 94.7%†
	Convertible Bonds 4.2%
	Auto Parts & Equipment 0.4%
	Exide Technologies, Inc. 7.00% (7.00% PIK), due 4/30/25 (a)(b)(c)(d)	$3,081,814	$2,157,270

	Mining 1.8%
¤	Detour Gold Corp. 5.50%, due 11/30/17	10,660,000	11,146,362

	Oil & Gas 0.8%
	Stone Energy Corp. 1.75%, due 3/1/17 (e)	7,604,000	4,714,480

	Real Estate Investment Trusts 1.2%
	VEREIT, Inc.
	3.00%, due 8/1/18	2,590,000	2,583,525
	3.75%, due 12/15/20	4,865,000	4,934,959
			7,518,484
	Total Convertible Bonds (Cost $27,779,189)		25,536,596
	Corporate Bonds 85.9%
	Aerospace & Defense 0.7%
	TransDigm, Inc. 5.50%, due 10/15/20	4,038,000	4,138,950

	Airlines 0.2%
	United Continental Holdings, Inc. 6.375%, due 6/1/18	1,120,000	1,176,000

	Apparel 0.6%
	Wolverine World Wide, Inc. 6.125%, due 10/15/20	3,225,000	3,337,875

	Auto Manufacturers 1.0%
	Allied Specialty Vehicles, Inc. 8.50%, due 11/1/19 (d)	3,970,000	4,061,310
	General Motors Financial Co., Inc. 4.75%, due 8/15/17	145,000	149,701
	Jaguar Land Rover Automotive PLC
	4.125%, due 12/15/18 (d)	670,000	685,075
	4.25%, due 11/15/19 (d)	905,000	932,150
			5,828,236
	Auto Parts & Equipment 3.1%
	Exide Technologies 11.00% (4.00% Cash and 7.00% PIK), due 4/30/20 (a)(b)(c)(d)	1,708,201	1,451,971
	International Automotive Components Group S.A. 9.125%, due 6/1/18 (d)	1,140,000	1,125,750
	Meritor, Inc. 6.75%, due 6/15/21	270,000	259,200
¤	Schaeffler Holding Finance B.V.
	6.25% (6.25% Cash or 7.00% PIK), due 11/15/19 (a)(d)	5,165,000	5,371,600
	6.75%, due 11/15/22 (a)(d)	2,700,000	2,983,500
	6.875% (6.875% Cash or 7.625% PIK), due 8/15/18 (a)(d)	4,326,000	4,417,927
	ZF North America Capital, Inc. 4.00%, due 4/29/20 (d)	2,875,000	2,993,594
			18,603,542
	Beverages 0.1%
	Constellation Brands, Inc. 3.875%, due 11/15/19	790,000	834,635

	Building Materials 2.4%
	Boise Cascade Co. 6.375%, due 11/1/20	3,640,000	3,731,000
	Gibraltar Industries, Inc. 6.25%, due 2/1/21	631,000	649,930
	Headwaters, Inc. 7.25%, due 1/15/19	1,042,000	1,073,260
	Standard Industries, Inc. 5.125%, due 2/15/21 (d)	2,645,000	2,764,025
	Summit Materials LLC / Summit Materials Finance Corp. 8.50%, due 4/15/22 (d)	1,000,000	1,077,500
	USG Corp.
	6.30%, due 11/15/16	1,215,000	1,232,982
	7.875%, due 3/30/20 (d)	3,378,000	3,527,899
	9.50%, due 1/15/18	305,000	333,975
			14,390,571
	Chemicals 0.2%
	Eagle Spinco, Inc. 4.625%, due 2/15/21	1,410,000	1,452,300

	Commercial Services 2.0%
	Ashtead Capital, Inc. 6.50%, due 7/15/22 (d)	2,970,000	3,133,350
	Flexi-Van Leasing, Inc. 7.875%, due 8/15/18 (d)	950,000	931,000
	Graham Holdings Co. 7.25%, due 2/1/19	1,895,000	2,055,127
	Great Lakes Dredge & Dock Corp. 7.375%, due 2/1/19	2,946,000	2,857,620
	Nielsen Co. Luxembourg S.A.R.L. (The) 5.50%, due 10/1/21 (d)	2,000,000	2,080,000
	Service Corp. International 7.625%, due 10/1/18	155,000	173,213
	United Rentals North America, Inc. 7.375%, due 5/15/20	843,000	875,793
			12,106,103
	Cosmetics & Personal Care 0.6%
	Edgewell Personal Care Co. 4.70%, due 5/19/21	1,775,000	1,888,020
	First Quality Finance Co., Inc. 4.625%, due 5/15/21 (d)	1,650,000	1,619,062
			3,507,082
	Distribution & Wholesale 0.3%
	HD Supply, Inc. 7.50%, due 7/15/20	1,500,000	1,567,500

	Electric 1.3%
	Calpine Corp. 6.00%, due 1/15/22 (d)	519,000	542,355
	GenOn Energy, Inc.
	7.875%, due 6/15/17	5,100,000	4,322,250
	9.50%, due 10/15/18	2,975,000	2,402,312
	NRG REMA LLC Series B 9.237%, due 7/2/17	388,219	368,808
			7,635,725
	Electrical Components & Equipment 0.2%
	Anixter, Inc. 5.625%, due 5/1/19	1,365,000	1,457,138

	Electronics 0.6%
	Allegion U.S. Holding Co., Inc. 5.75%, due 10/1/21	1,590,000	1,665,525
	Kemet Corp. 10.50%, due 5/1/18	1,930,000	1,920,350
			3,585,875
	Engineering & Construction 0.7%
	Broadspectrum, Ltd. 8.375%, due 5/15/20 (d)	3,465,000	3,690,225
	New Enterprise Stone & Lime Co., Inc. 12.00%, due 3/15/18	400,000	413,800
			4,104,025
	Entertainment 2.8%
	GLP Capital, L.P. / GLP Financing II, Inc.
	4.375%, due 11/1/18	1,600,000	1,658,416
	4.375%, due 4/15/21	2,660,000	2,769,725
	NAI Entertainment Holdings / NAI Entertainment Holdings Finance Corp. 5.00%, due 8/1/18 (d)	6,238,000	6,331,570
	Rivers Pittsburgh Borrower, L.P. / Rivers Pittsburgh Finance Corp.
	6.125%, due 8/15/21 (d)	2,300,000	2,357,500
	9.50%, due 6/15/19 (d)	3,594,000	3,697,327
			16,814,538
	Environmental Controls 0.2%
	Clean Harbors, Inc. 5.125%, due 6/1/21	1,125,000	1,148,906

	Finance - Auto Loans 1.1%
	Ally Financial, Inc.
	2.75%, due 1/30/17	1,400,000	1,407,000
	3.25%, due 2/13/18	2,295,000	2,317,950
	3.50%, due 1/27/19	100,000	101,000
	6.25%, due 12/1/17	415,000	435,667
	Credit Acceptance Corp. 6.125%, due 2/15/21	2,295,000	2,266,313
			6,527,930
	Finance - Consumer Loans 0.5%
	CFG Holdings, Ltd. / CFG Finance LLC 11.50%, due 11/15/19 (d)	795,000	798,975
	OneMain Financial Holdings LLC 6.75%, due 12/15/19 (d)	1,390,000	1,405,985
	Springleaf Finance Corp. 8.25%, due 12/15/20	1,000,000	1,035,000
			3,239,960
	Finance - Credit Card 0.1%
	Alliance Data Systems Corp. 6.375%, due 4/1/20 (d)	800,000	818,000

	Finance - Investment Banker/Broker 0.4%
	KCG Holdings, Inc. 6.875%, due 3/15/20 (d)	2,800,000	2,709,000

	Finance - Leasing Companies 0.9%
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 4.625%, due 10/30/20	965,000	1,031,344
	Lincoln Finance, Ltd. 7.375%, due 4/15/21 (d)	2,700,000	2,889,000
	Oxford Finance LLC / Oxford Finance Co-Issuer, Inc. 7.25%, due 1/15/18 (d)	1,240,000	1,243,100
			5,163,444
	Finance - Mortgage Loan/Banker 0.8%
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 7.375%, due 10/1/17	4,790,000	4,849,875

	Finance - Other Services 0.8%
	Cantor Commercial Real Estate Co., L.P. / CCRE Finance Corp. 7.75%, due 2/15/18 (d)	4,765,000	4,717,350

	Food 1.8%
	B&G Foods, Inc. 4.625%, due 6/1/21	2,000,000	2,055,000
	Fresh Market, Inc. (The) 9.75%, due 5/1/23 (d)	940,000	871,850
	KeHE Distributors LLC / KeHE Finance Corp. 7.625%, due 8/15/21 (d)	2,745,000	2,738,137
	Smithfield Foods, Inc. 7.75%, due 7/1/17	620,000	649,450
	Wells Enterprises, Inc. 6.75%, due 2/1/20 (d)	4,499,000	4,633,970
			10,948,407
	Forest Products & Paper 0.5%
	Smurfit Kappa Acquisitions 4.875%, due 9/15/18 (d)	2,840,000	2,989,100

	Health Care - Products 1.2%
	Alere, Inc. 7.25%, due 7/1/18	2,000,000	2,020,000
	ConvaTec Healthcare E S.A. 10.50%, due 12/15/18 (d)	2,978,000	3,059,895
	Hanger, Inc. 10.625%, due 11/15/18	2,450,000	2,446,937
			7,526,832
	Health Care - Services 2.7%
	Centene Corp.
	5.625%, due 2/15/21	2,940,000	3,105,375
	5.75%, due 6/1/17	1,044,000	1,075,320
	Fresenius Medical Care U.S. Finance II, Inc. 6.50%, due 9/15/18 (d)	207,000	225,754
	Fresenius Medical Care U.S. Finance, Inc. 6.875%, due 7/15/17	525,000	548,625
	HCA, Inc.
	3.75%, due 3/15/19	2,000,000	2,075,000
	6.50%, due 2/15/20	3,322,000	3,658,352
	8.00%, due 10/1/18	225,000	251,438
	Kindred Healthcare, Inc. 8.00%, due 1/15/20	420,000	429,450
	Tenet Healthcare Corp.
	4.153%, due 6/15/20 (g)	2,800,000	2,779,000
	6.25%, due 11/1/18	1,600,000	1,698,000
	WellCare Health Plans, Inc. 5.75%, due 11/15/20	605,000	625,800
			16,472,114
	Holding Company - Diversified 0.8%
	Carlson Travel Holdings, Inc. 7.50% (7.50% Cash or 8.235% PIK), due 8/15/19 (a)(d)	5,015,000	4,939,775

	Home Builders 3.3%
	Ashton Woods USA LLC / Ashton Woods Finance Co. 6.875%, due 2/15/21 (d)	590,000	563,450
	AV Homes, Inc. 8.50%, due 7/1/19	4,180,000	4,263,600
	Brookfield Residential Properties, Inc. 6.50%, due 12/15/20 (d)	6,167,000	6,290,340
	CalAtlantic Group, Inc.
	8.375%, due 5/15/18	270,000	297,000
	10.75%, due 9/15/16	570,000	577,125
	D.R. Horton, Inc. 3.75%, due 3/1/19	1,165,000	1,197,038
	Mattamy Group Corp. 6.50%, due 11/15/20 (d)	2,435,000	2,407,606
	Meritage Homes Corp. 4.50%, due 3/1/18	2,265,000	2,315,962
	PulteGroup, Inc. 4.25%, due 3/1/21	2,035,000	2,103,681
			20,015,802
	Household Products & Wares 1.1%
	Century Intermediate Holding Co. 2 9.75% (9.75% Cash or 10.50% PIK), due 2/15/19 (a)(d)	1,140,000	1,164,225
¤	Spectrum Brands, Inc. 6.375%, due 11/15/20	5,308,000	5,540,225
			6,704,450
	Insurance 0.5%
	American Equity Investment Life Holding Co. 6.625%, due 7/15/21	1,590,000	1,653,600
	Ironshore Holdings (U.S.), Inc. 8.50%, due 5/15/20 (d)	1,302,000	1,493,562
			3,147,162
	Internet 0.7%
	IAC / InterActiveCorp. 4.875%, due 11/30/18	2,332,000	2,390,300
	Netflix, Inc. 5.375%, due 2/1/21	2,000,000	2,136,000
			4,526,300
	Investment Company 0.9%
	American Capital, Ltd. 6.50%, due 9/15/18 (d)	5,611,000	5,726,587

	Iron & Steel 1.8%
	BlueScope Steel Finance, Ltd. / BlueScope Steel Finance USA LLC
	6.50%, due 5/15/21 (d)	5,695,000	5,993,987
	7.125%, due 5/1/18 (d)	2,113,000	2,176,390
	Evraz, Inc., N.A. 7.50%, due 11/15/19 (d)	3,045,000	3,014,550
			11,184,927
	Leisure Time 1.5%
¤	Carlson Wagonlit B.V. 6.875%, due 6/15/19 (d)	8,720,000	8,981,600

	Machinery - Construction & Mining 0.4%
	BlueLine Rental Finance Corp. 7.00%, due 2/1/19 (d)	2,390,000	2,198,800

	Machinery - Diversified 0.3%
	Briggs & Stratton Corp. 6.875%, due 12/15/20	1,360,000	1,506,200
	SPX FLOW, Inc. 6.875%, due 9/1/17	405,000	422,731
			1,928,931
	Media 4.3%
	Cablevision Systems Corp. 7.75%, due 4/15/18	3,505,000	3,754,731
	CCO Holdings LLC / CCO Holdings Capital Corp. 6.625%, due 1/31/22	4,455,000	4,705,594
	Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 3.579%, due 7/23/20 (d)	2,525,000	2,658,305
	Cogeco Communications, Inc. 4.875%, due 5/1/20 (d)	3,350,000	3,450,500
	CSC Holdings LLC 7.625%, due 7/15/18	1,500,000	1,623,750
	DISH DBS Corp. 4.25%, due 4/1/18	2,000,000	2,052,500
	Virgin Media Secured Finance PLC 5.25%, due 1/15/21	7,452,000	7,917,750
			26,163,130
	Metal Fabricate & Hardware 0.8%
	Optimas OE Solutions Holding LLC / Optimas OE Solutions, Inc. 8.625%, due 6/1/21 (d)	1,055,000	797,844
	Wise Metals Group LLC / Wise Alloys Finance Corp. 8.75%, due 12/15/18 (d)	4,490,000	4,265,500
			5,063,344
	Mining 3.5%
	Alamos Gold, Inc. 7.75%, due 4/1/20 (d)	6,980,000	7,337,725
	Aleris International, Inc.
	7.875%, due 11/1/20	2,645,000	2,447,154
	9.50%, due 4/1/21 (d)	2,005,000	2,125,300
	First Quantum Minerals, Ltd. 7.25%, due 10/15/19 (d)	1,915,000	1,800,100
	New Gold, Inc. 7.00%, due 4/15/20 (d)	4,384,000	4,531,960
	Petra Diamonds U.S. Treasury PLC 8.25%, due 5/31/20 (d)	1,640,000	1,611,300
	St. Barbara, Ltd. 8.875%, due 4/15/18 (d)	1,350,000	1,387,125
			21,240,664
	Miscellaneous - Manufacturing 0.8%
	CTP Transportation Products LLC / CTP Finance, Inc. 8.25%, due 12/15/19 (d)	4,325,000	3,503,250
	Koppers, Inc. 7.875%, due 12/1/19	1,534,000	1,568,515
			5,071,765
	Oil & Gas 5.3%
	California Resources Corp. 5.00%, due 1/15/20	5,040,000	2,293,200
	Calumet Specialty Products Partners, L.P. / Calumet Finance Corp. 11.50%, due 1/15/21 (d)	2,110,000	2,405,400
	Carrizo Oil & Gas, Inc. 7.50%, due 9/15/20	2,110,000	2,104,725
	Chesapeake Energy Corp. (Escrow Claim Shares) 6.775%, due 3/15/19 (b)(c)(f)	305,000	82,350
	Comstock Resources, Inc.
	7.75%, due 4/1/19	2,165,000	1,009,431
	9.50%, due 6/15/20	500,000	228,750
	10.00%, due 3/15/20 (d)	5,260,000	4,352,650
	Concho Resources, Inc. 7.00%, due 1/15/21	1,055,000	1,090,606
	Continental Resources, Inc. 7.375%, due 10/1/20	3,965,000	4,064,125
	Gulfport Energy Corp. 7.75%, due 11/1/20	2,775,000	2,844,375
	Halcon Resources Corp. 8.625%, due 2/1/20 (d)(h)	2,835,000	2,608,200
	Oasis Petroleum, Inc. 7.25%, due 2/1/19	3,920,000	3,675,000
	PetroQuest Energy, Inc. 10.00%, due 9/1/17 (b)	2,175,000	1,087,500
	Rex Energy Corp. 1.00%, due 10/1/20 (i)	2,906,000	1,046,160
	WPX Energy, Inc. 7.50%, due 8/1/20	3,315,000	3,265,275
			32,157,747
	Oil & Gas Services 2.5%
	Forum Energy Technologies, Inc. 6.25%, due 10/1/21	2,250,000	2,098,125
¤	Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.
	6.125%, due 6/15/19	2,000,000	2,015,000
	6.50%, due 11/15/20	9,898,000	9,799,020
	6.625%, due 5/1/21	1,065,000	1,049,025
			14,961,170
	Packaging & Containers 1.1%
	AEP Industries, Inc. 8.25%, due 4/15/19	1,815,000	1,846,763
	Novelis, Inc.
	8.375%, due 12/15/17	3,460,000	3,533,525
	8.75%, due 12/15/20	1,280,000	1,334,400
			6,714,688
	Pharmaceuticals 1.7%
	NBTY, Inc. 7.625%, due 5/15/21 (d)	3,630,000	3,702,600
	Valeant Pharmaceuticals International, Inc.
	6.375%, due 10/15/20 (d)	1,250,000	1,128,125
	6.75%, due 8/15/18 (d)	2,870,000	2,834,125
	7.00%, due 10/1/20 (d)	3,145,000	2,916,987
			10,581,837
	Pipelines 6.0%
	Copano Energy LLC / Copano Energy Finance Corp. 7.125%, due 4/1/21	1,100,000	1,138,675
	EnLink Midstream Partners, L.P. 2.70%, due 4/1/19	2,660,000	2,605,837
	Genesis Energy, L.P. / Genesis Energy Finance Corp. 5.75%, due 2/15/21	415,000	410,850
	Hiland Partners Holdings LLC / Hiland Partners Finance Corp. 7.25%, due 10/1/20 (d)	3,980,000	4,149,150
	NuStar Logistics, L.P.
	6.75%, due 2/1/21	1,330,000	1,386,525
	8.15%, due 4/15/18	4,925,000	5,291,297
¤	Rockies Express Pipeline LLC 6.85%, due 7/15/18 (d)	10,540,000	11,093,350
	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp.
	5.00%, due 1/15/18	3,805,000	3,833,537
	6.625%, due 10/1/20	2,730,000	2,791,425
	Tesoro Logistics, L.P. / Tesoro Logistics Finance Corp.
	5.50%, due 10/15/19	1,911,000	2,030,438
	6.125%, due 10/15/21	1,320,000	1,372,932
			36,104,016
	Real Estate 1.8%
	AAF Holdings LLC / AAF Finance Co. 12.00% (12.00% Cash or 12.375% PIK), due 7/1/19 (a)(d)	2,046,045	2,097,196
	Howard Hughes Corp. (The) 6.875%, due 10/1/21 (d)	1,995,000	2,069,813
	Realogy Group LLC / Realogy Co-Issuer Corp. 4.50%, due 4/15/19 (d)	2,000,000	2,075,000
	Rialto Holdings LLC / Rialto Corp. 7.00%, due 12/1/18 (d)	4,420,000	4,511,052
			10,753,061
	Real Estate Investment Trusts 1.2%
	Equinix, Inc. 4.875%, due 4/1/20	4,565,000	4,736,187
	VEREIT Operating Partnership, L.P.
	3.00%, due 2/6/19	1,840,000	1,844,600
	4.125%, due 6/1/21	860,000	894,400
			7,475,187
	Retail 7.5%
	AmeriGas Finance LLC / AmeriGas Finance Corp. 7.00%, due 5/20/22	2,515,000	2,650,181
	BMC Stock Holdings, Inc. 9.00%, due 9/15/18 (d)	3,000,000	3,120,000
	Dollar Tree, Inc. 5.25%, due 3/1/20	4,770,000	4,960,800
	DriveTime Automotive Group, Inc. / DT Acceptance Corp. 8.00%, due 6/1/21 (d)	3,715,000	3,529,250
	GameStop Corp. 5.50%, due 10/1/19 (d)	5,090,000	5,166,350
	Guitar Center, Inc. 6.50%, due 4/15/19 (d)	2,050,000	1,809,125
	L Brands, Inc. 8.50%, due 6/15/19	2,504,000	2,923,420
	Outerwall, Inc. 6.00%, due 3/15/19	5,925,000	5,969,437
	Radio Systems Corp. 8.375%, due 11/1/19 (d)	4,271,000	4,489,889
¤	Yum! Brands, Inc.
	3.875%, due 11/1/20	1,185,000	1,208,700
	5.30%, due 9/15/19	5,425,000	5,818,313
	6.25%, due 3/15/18	3,820,000	4,073,075
			45,718,540
	Software 1.8%
	ACI Worldwide, Inc. 6.375%, due 8/15/20 (d)	6,775,000	6,986,719
	Activision Blizzard, Inc. 5.625%, due 9/15/21 (d)	1,000,000	1,046,545
	Change Healthcare Holdings, Inc.
	6.00%, due 2/15/21 (d)	1,170,000	1,240,200
	11.00%, due 12/31/19	1,310,000	1,385,325
			10,658,789
	Storage & Warehousing 0.3%
	Algeco Scotsman Global Finance PLC 8.50%, due 10/15/18 (d)	1,840,000	1,600,800

	Telecommunications 6.6%
	Cogent Communications Finance, Inc. 5.625%, due 4/15/21 (d)	2,000,000	2,015,000
	DigitalGlobe, Inc. 5.25%, due 2/1/21 (d)	1,950,000	1,886,625
	Frontier Communications Corp. 8.875%, due 9/15/20	3,785,000	4,067,702
¤	Hughes Satellite Systems Corp.
	6.50%, due 6/15/19	7,140,000	7,755,825
	7.625%, due 6/15/21	500,000	535,000
	Intelsat Jackson Holdings S.A. 7.25%, due 4/1/19	3,400,000	2,541,500
	Sprint Communications, Inc.
	7.00%, due 3/1/20 (d)	2,025,000	2,149,031
	9.00%, due 11/15/18 (d)	3,865,000	4,188,694
¤	T-Mobile USA, Inc.
	5.25%, due 9/1/18	2,075,000	2,116,500
	6.464%, due 4/28/19	6,915,000	7,044,656
	6.542%, due 4/28/20	5,320,000	5,492,900
			39,793,433
	Transportation 1.4%
¤	Florida East Coast Holdings Corp.
	6.75%, due 5/1/19 (d)	7,325,000	7,508,125
	9.75%, due 5/1/20 (d)	1,290,000	1,141,650
			8,649,775
	Trucking & Leasing 0.2%
	TRAC Intermodal LLC / TRAC Intermodal Corp. 11.00%, due 8/15/19	1,382,000	1,458,010

	Total Corporate Bonds (Cost $518,114,783)		521,171,303
	Loan Assignments 4.6% (j)
	Buildings & Real Estate 0.8%
	Mueller Water Products, Inc. New Term Loan B 4.00%, due 11/26/21	4,925,000	4,935,259

	Household Products & Wares 0.7%
	Prestige Brands, Inc. Term Loan B3 3.50%, due 9/3/21	1,710,864	1,713,614
¤	Spectrum Brands, Inc. USD Term Loan 3.507%, due 6/23/22	2,814,716	2,824,393
			4,538,007
	Internet 0.1%
	Match Group, Inc. Term Loan B1 5.50%, due 11/16/22	682,500	687,619

	Lodging 0.2%
	Cannery Casino Resorts LLC
	New Term Loan B 6.00%, due 10/2/18	661,722	661,965
	New 2nd Lien Term Loan 12.50%, due 10/2/19	150,467	150,530
	Four Seasons Holdings, Inc. New 1st Lien Term Loan 5.25%, due 6/27/20	115,638	115,589
			928,084
	Metal Fabricate & Hardware 0.1%
	Neenah Foundry Co. Term Loan 6.75%, due 4/26/17 (b)(f)	538,002	533,294

	Pharmaceuticals 1.2%
	Grifols Worldwide Operations USA, Inc. USD Term Loan B 3.439%, due 2/27/21	1,466,250	1,470,832
	NBTY, Inc. USD Term Loan B 5.00%, due 5/5/23	5,000,000	4,957,815
	Phibro Animal Health Corp. Term Loan B 4.00%, due 4/16/21	637,000	630,630
			7,059,277
	Real Estate Investment Trusts 0.1%
	Equinix, Inc. USD Term Loan 4.00%, due 1/8/23	748,125	748,592

	Retail Stores 0.2%
	Dollar Tree, Inc. Term Loan B1 3.50%, due 7/6/22	1,434,810	1,439,743

	Semiconductors 0.7%
	Micron Technology, Inc. Term Loan 6.64%, due 4/26/22	4,000,000	4,039,168

	Telecommunications 0.3%
	Intelsat Jackson Holdings S.A. Term Loan B2 3.75%, due 6/30/19	2,000,000	1,896,250

	Transportation 0.2%
	Commercial Barge Line Co. 2015 1st Lien Term Loan 9.75%, due 11/12/20	1,283,750	1,200,306
	Total Loan Assignments (Cost $27,865,925)		28,005,599
	Total Long-Term Bonds (Cost $573,759,897)		574,713,498

	Shares	Value
Common Stocks 0.1%
Auto Parts & Equipment 0.1%
Exide Technologies, Inc. (b)(c)(d)(f)	38,397	107,512

Oil & Gas 0.0%‡
Rex Energy Corp. (b)(c)(f)	43,590	28,246

Total Common Stocks (Cost $1,504,462)		135,758

	Principal Amount	Value
Short-Term Investment 3.7%
Repurchase Agreement 3.7%
Fixed Income Clearing Corp. 0.03%, dated 7/29/16 due 8/1/16 Proceeds at Maturity $22,513,626 (Collateralized by a United States Treasury Note with a rate of 1.375% and a maturity date of 10/31/20, with a Principal Amount of $22,515,000 and a Market Value of $22,965,300)	$22,513,570	22,513,570
Total Short-Term Investment (Cost $22,513,570)		22,513,570
Total Investments (Cost $597,777,929) (k)	98.5%	597,362,826
Other Assets, Less Liabilities	1.5	9,265,782
Net Assets	100.0%	$606,628,608

¤	Among the Fund's 10 largest issuers held, as of July 31, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	PIK ("Payment-in-Kind") - issuer may pay interest or dividends with additional securities and/or in cash.
(b)	Illiquid security - As of July 31, 2016, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $5,448,143, which represented 0.9% of the Fund's net assets.
(c)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2016, the total market value of these securities was $3,827,349, which represented 0.6% of the Fund's net assets.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(e)	Issue in non-accrual status.
(f)	Restricted security.
(g)	Floating rate - Rate shown was the rate in effect as of July 31, 2016.
(h)	Issue in default.
(i)	Step coupon - Rate shown was the rate in effect as of July 31, 2016.
(j)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown was the weighted average interest rate of all contracts within the floating rate loan facility as of July 31, 2016.
(k)	As of July 31, 2016, cost was $597,785,766 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$13,497,751
Gross unrealized depreciation	(13,920,691)
Net unrealized depreciation	$(422,940)

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016, for valuing the Fund's assets. Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds (b)	$—	$23,379,326	$2,157,270	$25,536,596
Corporate Bonds (c)	—	519,636,982	1,534,321	521,171,303
Loan Assignments (d)	—	27,317,980	687,619	28,005,599
Total Long-Term Bonds	—	570,334,288	4,379,210	574,713,498
Common Stocks (e)(f)	—	28,246	107,512	135,758
Short-Term Investment
Repurchase Agreement	—	22,513,570	—	22,513,570
Total Investments in Securities	$—	$592,876,104	$4,486,722	$597,362,826

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $2,157,270 is held in Auto Parts & Equipment within the Convertible Bonds section of the Portfolio of Investments.

(c)	The Level 3 securities valued at $1,451,971 and $82,350 are held in Auto Parts & Equipment and Oil & Gas, respectively, within the Corporate Bonds section of the Portfolio of Investments.

(d)	The Level 3 security valued at $687,619 is held in Internet within the Loan Assignments section of the Portfolio of Investments.

(e)	The level 2 security valued at $28,246 is held in Oil & Gas within the Common Stocks section of the Portfolio of Investments.

(f)	The Level 3 security valued at $107,512 is held in Auto Parts & Equipment within the Common Stocks section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2016, a security with a market value of $125,062 transferred from Level 3 to Level 2. The transfer occurred as a result of utilizing significant observable inputs. As of October 31, 2015, the fair value obtained for this Loan Assignment, from an independent pricing service, utilized significant unobservable inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases		Sales (a)	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of July 31, 2016
Long-Term Bonds
Convertible Bonds
Auto Parts & Equipment	$2,202,393	$22,794	$-	$(289,482)	$221,565	(b)	$-	$-	$-	$2,157,270	$(289,482)
Coporate Bonds
Auto Parts & Equipment	1,347,582	14,060	-	(32,481)	122,810	(b)	-	-	-	1,451,971	(32,482)
Oil & Gas	79,300	-	-	3,050	-		-	-	-	82,350	3,050
Loan Assignments
Diversified/Conglomerate Manufacturing	1,343,250	995	(980)	(20,197)	-		(1,323,068)	-	-	-	-
Lodging	125,062	-	-	-	-		-	-	(125,062)	-	-
Internet	-	1,781	9,979	14,359	1,379,000		(717,500)	-	-	687,619	14,359
Common Stock
Auto Parts & Equipment	153,588	-	-	(46,076)	-		-	-	-	107,512	(46,076)
Total	$5,251,175	$39,630	$8,999	$(370,827)	$1,723,375		$(2,040,568)	$-	$(125,062)	$4,486,722	$(350,631)

(a) Sales include principal reductions.

(b) Purchases include PIK securities.

As of July 31, 2016, the Fund held the following restricted securities.

Security	Date(s) of Acquisition	Principal Amount/ Shares	Cost	7/31/16 Value	Percent of Net Assets
Chesapeake Energy Corp. (Escrow Claim Shares)
Corporate Bond
6.775%, due 3/15/19	11/26/14	$305,000	$—	$82,350	0.0	%‡
Exide Technologies, Inc.
Common Stock	4/30/15	38,397	174,105	107,512	0.1
Neenah Foundry Co.
Term Loan Loan Assignment 6.75%, due 4/26/17	5/10/13	$538,002	533,518	533,294	0.1
Rex Energy Corp.
Common Stock	4/7/16	43,590	1,330,357	28,246	0.0	‡
Total			$2,037,980	$751,402	0.2%

‡ Less than one-tenth of a percent.

MainStay Total Return Bond Fund
Portfolio of Investments July 31, 2016 (Unaudited)

		Principal Amount		Value
	Long-Term Bonds 98.3%†
	Corporate Bonds 57.1%
	Aerospace & Defense 0.5%
	KLX, Inc. 5.875%, due 12/1/22 (a)		$5,805,000	$5,877,563
	TransDigm, Inc. 6.50%, due 7/15/24		475,000	493,373
				6,370,936
	Agriculture 1.4%
	Altria Group, Inc.
	5.375%, due 1/31/44		700,000	919,837
	9.25%, due 8/6/19		2,838,000	3,489,789
	9.95%, due 11/10/38		80,000	145,976
	Cargill, Inc.
	4.307%, due 5/14/21 (a)		3,000,000	3,317,169
	6.00%, due 11/27/17 (a)		1,050,000	1,116,291
	7.35%, due 3/6/19 (a)		1,340,000	1,546,182
	Philip Morris International, Inc.
	4.25%, due 11/10/44		3,300,000	3,751,790
	4.375%, due 11/15/41		3,175,000	3,659,759
	Reynolds American, Inc. 8.125%, due 6/23/19		720,000	852,387
				18,799,180
	Auto Manufacturers 1.3%
	Ford Motor Co.
	7.45%, due 7/16/31		2,095,000	2,879,236
	9.215%, due 9/15/21		2,355,000	3,026,783
	Ford Motor Credit Co. LLC 8.125%, due 1/15/20		2,580,000	3,077,426
	General Motors Financial Co., Inc.
	3.15%, due 1/15/20		5,750,000	5,848,388
	3.20%, due 7/13/20		1,620,000	1,650,537
				16,482,370
	Auto Parts & Equipment 0.5%
	Goodyear Tire & Rubber Co. (The) 7.00%, due 5/15/22		450,000	483,188
	MPG Holdco I, Inc. 7.375%, due 10/15/22		5,700,000	5,842,500
				6,325,688
	Banks 9.5%
¤	Bank of America Corp.
	3.30%, due 1/11/23		680,000	708,679
	4.25%, due 10/22/26		11,900,000	12,541,422
	5.125%, due 12/29/49 (b)		2,075,000	2,028,313
	5.70%, due 1/24/22		415,000	485,967
	6.30%, due 12/29/49 (b)		1,500,000	1,634,531
	Barclays Bank PLC 6.05%, due 12/4/17 (a)		4,028,000	4,209,933
¤	Citigroup, Inc.
	2.50%, due 7/29/19		5,880,000	6,017,180
	4.05%, due 7/30/22		580,000	615,990
	5.30%, due 5/6/44		3,000,000	3,389,592
	5.875%, due 1/30/42		3,489,000	4,553,375
	Discover Bank
	7.00%, due 4/15/20		1,340,000	1,524,501
	8.70%, due 11/18/19		474,000	554,049
¤	Goldman Sachs Group, Inc. (The)
	3.625%, due 1/22/23		2,850,000	3,021,738
	5.95%, due 1/18/18		1,000,000	1,064,047
	6.15%, due 4/1/18		5,000,000	5,376,615
	6.75%, due 10/1/37		5,000,000	6,410,410
¤	JPMorgan Chase & Co.
	3.375%, due 5/1/23		11,500,000	11,750,286
	4.85%, due 2/1/44		7,255,000	8,841,864
	5.50%, due 10/15/40		745,000	950,253
	Lloyds Banking Group PLC 4.582%, due 12/10/25 (a)		8,183,000	8,352,953
	Mellon Capital III 6.369%, due 9/5/66 (b)	GBP	2,450,000	3,226,240
¤	Morgan Stanley
	4.875%, due 11/1/22		$3,945,000	4,355,592
	5.00%, due 11/24/25		4,535,000	5,040,249
	5.75%, due 1/25/21		5,000,000	5,759,415
	Regions Bank 7.50%, due 5/15/18		392,000	429,766
	Royal Bank of Scotland Group PLC 5.125%, due 5/28/24		5,985,000	6,005,606
	Santander Bank N.A. 2.00%, due 1/12/18		1,175,000	1,177,016
	Wachovia Corp. 5.50%, due 8/1/35		1,220,000	1,448,737
	Wells Fargo & Co.
	4.65%, due 11/4/44		1,110,000	1,209,695
	4.90%, due 11/17/45		215,000	243,652
	5.375%, due 11/2/43		1,070,000	1,277,825
	5.606%, due 1/15/44		7,240,000	8,998,639
	Wells Fargo Bank N.A. 5.85%, due 2/1/37		555,000	714,043
				123,918,173
	Beverages 1.5%
	Anheuser-Busch InBev Finance, Inc. 2.65%, due 2/1/21		6,180,000	6,401,559
	Anheuser-Busch InBev Worldwide, Inc. 7.75%, due 1/15/19		6,765,000	7,796,575
	Constellation Brands, Inc. 3.875%, due 11/15/19		5,000,000	5,282,500
				19,480,634
	Biotechnology 0.5%
	Biogen, Inc. 2.90%, due 9/15/20		2,010,000	2,102,472
	Gilead Sciences, Inc. 2.55%, due 9/1/20		4,010,000	4,170,103
				6,272,575
	Building Materials 0.6%
	Standard Industries, Inc. 5.375%, due 11/15/24 (a)		4,940,000	5,180,825
	USG Corp. 5.50%, due 3/1/25 (a)		1,960,000	2,092,300
				7,273,125
	Chemicals 1.2%
	Dow Chemical Co. (The) 9.40%, due 5/15/39		1,000	1,625
	Eastman Chemical Co. 2.70%, due 1/15/20		5,320,000	5,489,149
	Huntsman International LLC 5.125%, due 11/15/22		4,500,000	4,567,500
	WR Grace & Co. 5.125%, due 10/1/21 (a)		5,595,000	5,916,712
				15,974,986
	Commercial Services 0.5%
	United Rentals North America, Inc.
	4.625%, due 7/15/23		1,885,000	1,922,700
	7.625%, due 4/15/22		3,750,000	4,005,675
				5,928,375
	Computers 1.4%
	Apple, Inc.
	1.55%, due 8/4/21		2,215,000	2,216,777
	3.85%, due 8/4/46		1,605,000	1,610,916
	Hewlett Packard Enterprise Co. 2.85%, due 10/5/18 (a)		6,145,000	6,289,481
	HP, Inc. 4.65%, due 12/9/21		2,200,000	2,421,078
	NCR Corp.
	5.00%, due 7/15/22		3,150,000	3,157,875
	6.375%, due 12/15/23		2,975,000	3,079,125
				18,775,252
	Diversified Financial Services 0.3%
	Alterra Finance LLC 6.25%, due 9/30/20		2,900,000	3,350,849

	Electric 2.2%
	Calpine Corp. 5.75%, due 1/15/25		4,595,000	4,589,256
	Duquesne Light Holdings, Inc. 5.90%, due 12/1/21 (a)		3,000,000	3,419,604
	FirstEnergy Transmission LLC 5.45%, due 7/15/44 (a)		6,000,000	6,830,652
	IPALCO Enterprises, Inc.
	3.45%, due 7/15/20		1,375,000	1,412,813
	5.00%, due 5/1/18		1,000,000	1,050,000
	N.V. Energy, Inc. 6.25%, due 11/15/20		5,000,000	5,933,100
	PPL Capital Funding, Inc. 5.00%, due 3/15/44		1,000,000	1,169,532
	Public Service Co. of New Mexico 7.95%, due 5/15/18		604,000	668,856
	Puget Energy, Inc. 6.50%, due 12/15/20		3,155,000	3,668,782
				28,742,595
	Electronics 0.2%
	Tyco Electronics Group S.A. 6.55%, due 10/1/17		2,945,000	3,118,790

	Engineering & Construction 0.2%
	SBA Tower Trust 2.933%, due 12/15/42 (a)		3,225,000	3,253,529

	Entertainment 0.4%
	Isle of Capri Casinos, Inc. 8.875%, due 6/15/20		450,000	471,375
	Scientific Games International, Inc. 7.00%, due 1/1/22 (a)		4,000,000	4,160,000
				4,631,375
	Finance - Auto Loans 0.3%
	Ally Financial, Inc.
	6.25%, due 12/1/17		53,000	55,639
	7.50%, due 9/15/20		166,000	189,655
	8.00%, due 11/1/31		3,580,000	4,358,650
				4,603,944
	Finance - Commercial 0.3%
	CIT Group, Inc. 6.625%, due 4/1/18 (a)		3,835,000	4,074,688

	Finance - Consumer Loans 0.6%
	Navient Corp. 6.00%, due 1/25/17		3,435,000	3,496,830
	Springleaf Finance Corp. 6.00%, due 6/1/20		5,000,000	4,850,000
				8,346,830
	Finance - Credit Card 0.4%
	Capital One Bank USA N.A. 3.375%, due 2/15/23		3,046,000	3,141,117
	Discover Financial Services 3.85%, due 11/21/22		1,526,000	1,570,602
				4,711,719
	Finance - Investment Banker/Broker 0.2%
	Bear Stearns Cos. LLC (The) 7.25%, due 2/1/18		275,000	298,859
	Jefferies Group LLC 6.45%, due 6/8/27		1,960,000	2,189,604
				2,488,463
	Food 1.1%
	Kerry Group Financial Services 3.20%, due 4/9/23 (a)		4,375,000	4,390,085
	Tyson Foods, Inc. 5.15%, due 8/15/44		5,000,000	6,035,415
	Unilever Capital Corp. 1.375%, due 7/28/21		4,450,000	4,443,846
				14,869,346
	Food Services 0.2%
	Aramark Services, Inc.
	4.75%, due 6/1/26 (a)		1,405,000	1,419,050
	5.125%, due 1/15/24 (a)		810,000	836,325
	5.75%, due 3/15/20		507,000	522,210
				2,777,585
	Health Care - Products 1.1%
	Alere, Inc. 6.50%, due 6/15/20		4,963,000	4,876,147
	Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC 5.75%, due 8/1/22 (a)		475,000	464,313
	Zimmer Biomet Holdings, Inc. 3.55%, due 4/1/25		8,900,000	9,350,927
				14,691,387
	Health Care - Services 2.7%
	Anthem, Inc.
	2.30%, due 7/15/18		7,949,000	8,063,307
	4.65%, due 1/15/43		3,895,000	4,303,917
	CHS / Community Health Systems, Inc.
	6.875%, due 2/1/22		450,000	387,000
	7.125%, due 7/15/20		3,750,000	3,410,175
	Cigna Corp. 3.25%, due 4/15/25		3,730,000	3,889,103
	DaVita HealthCare Partners, Inc. 5.75%, due 8/15/22		3,450,000	3,644,062
	Fresenius Medical Care U.S. Finance II, Inc.
	5.625%, due 7/31/19 (a)		2,690,000	2,959,000
	6.50%, due 9/15/18 (a)		65,000	70,889
	Fresenius Medical Care U.S. Finance, Inc.
	5.75%, due 2/15/21 (a)		825,000	928,125
	6.875%, due 7/15/17		1,250,000	1,306,250
	HCA, Inc. 5.00%, due 3/15/24		5,000,000	5,250,000
	MPH Acquisition Holdings LLC 7.125%, due 6/1/24 (a)		735,000	784,153
	Roche Holdings, Inc. 6.00%, due 3/1/19 (a)		431,000	482,791
	Tenet Healthcare Corp. 8.125%, due 4/1/22		450,000	464,625
				35,943,397
	Home Builders 1.7%
	CalAtlantic Group, Inc. 5.875%, due 11/15/24		5,820,000	6,212,850
	K. Hovnanian Enterprises, Inc. 7.25%, due 10/15/20 (a)		475,000	433,437
	KB Home 7.25%, due 6/15/18		4,700,000	5,058,375
	NVR, Inc. 3.95%, due 9/15/22		6,420,000	6,804,725
	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 5.875%, due 6/15/24		3,180,000	3,275,400
				21,784,787
	Home Furnishing 0.8%
	Whirlpool Corp. (MTN) 4.85%, due 6/15/21		8,850,000	9,976,729

	Insurance 3.2%
	Genworth Holdings, Inc. 4.90%, due 8/15/23		3,487,000	2,589,098
	Hartford Financial Services Group, Inc. (The)
	6.00%, due 1/15/19		600,000	657,205
	6.10%, due 10/1/41		2,495,000	3,118,209
	Liberty Mutual Group, Inc.
	4.25%, due 6/15/23 (a)		2,020,000	2,161,291
	6.50%, due 3/15/35 (a)		335,000	424,112
	6.50%, due 5/1/42 (a)		3,675,000	4,596,058
	Markel Corp.
	3.625%, due 3/30/23		2,515,000	2,608,960
	5.00%, due 3/30/43		2,500,000	2,721,155
	Protective Life Corp.
	6.40%, due 1/15/18		3,050,000	3,232,896
	7.375%, due 10/15/19		4,180,000	4,884,380
	Prudential Financial, Inc. 7.375%, due 6/15/19		3,550,000	4,113,509
	Validus Holdings, Ltd. 8.875%, due 1/26/40		2,570,000	3,579,964
	Voya Financial, Inc.
	2.90%, due 2/15/18		2,577,000	2,627,674
	3.65%, due 6/15/26		1,305,000	1,322,076
	XLIT, Ltd. 6.50%, due 10/29/49 (b)		4,475,000	3,087,750
				41,724,337
	Iron & Steel 1.0%
	AK Steel Corp. 7.625%, due 10/1/21		2,525,000	2,424,000
	ArcelorMittal 8.00%, due 10/15/39		3,100,000	3,286,000
	Cliffs Natural Resources, Inc. 4.875%, due 4/1/21		4,380,000	3,369,884
	United States Steel Corp. 7.50%, due 3/15/22		3,600,000	3,456,000
				12,535,884
	Leisure Time 0.2%
	NCL Corp., Ltd. 5.25%, due 11/15/19 (a)		2,925,000	2,990,813

	Lodging 1.6%
	MGM Resorts International 6.00%, due 3/15/23		5,000,000	5,409,400
	Wyndham Worldwide Corp.
	2.50%, due 3/1/18		1,735,000	1,752,733
	4.25%, due 3/1/22		6,370,000	6,735,568
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.50%, due 3/1/25 (a)		7,510,000	7,547,550
				21,445,251
	Machinery - Construction & Mining 0.1%
	Terex Corp. 6.00%, due 5/15/21		1,000,000	1,017,500

	Machinery - Diversified 0.5%
	Zebra Technologies Corp. 7.25%, due 10/15/22		6,100,000	6,511,750

	Media 3.4%
	Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 4.464%, due 7/23/22 (a)		4,000,000	4,342,964
	Clear Channel Worldwide Holdings, Inc.
	Series B 6.50%, due 11/15/22		1,145,000	1,185,075
	Series B 7.625%, due 3/15/20		2,360,000	2,336,400
	DISH DBS Corp.
	4.625%, due 7/15/17		600,000	613,500
	5.875%, due 7/15/22		475,000	474,706
	iHeartCommunications, Inc. 9.00%, due 9/15/22		4,925,000	3,619,875
¤	NBC Universal Media LLC
	5.15%, due 4/30/20		7,900,000	8,996,725
	5.95%, due 4/1/41		4,474,000	6,107,556
	Time Warner Cable, Inc. 8.75%, due 2/14/19		7,000,000	8,140,027
	Time Warner Entertainment Co., L.P. 8.375%, due 3/15/23		3,660,000	4,792,616
	Time Warner, Inc. 7.70%, due 5/1/32		1,980,000	2,841,403
	Virgin Media Secured Finance PLC 5.25%, due 1/15/21		1,160,000	1,232,500
				44,683,347
	Miscellaneous - Manufacturing 0.9%
	Amsted Industries, Inc. 5.375%, due 9/15/24 (a)		5,850,000	5,850,000
	Gates Global LLC / Gates Global Co. 6.00%, due 7/15/22 (a)		2,500,000	2,275,000
	Siemens Financieringsmaatschappij N.V. 6.125%, due 8/17/26 (a)		265,000	355,897
	Textron Financial Corp. 6.00%, due 2/15/67 (a)(b)		5,685,000	3,595,763
				12,076,660
	Oil & Gas 2.1%
	Chesapeake Energy Corp. (Escrow Claim Shares) 6.775%, due 3/15/19 (c)(d)(e)		225,000	60,750
	Chevron Corp. 1.961%, due 3/3/20		1,855,000	1,899,444
	CITGO Petroleum Corp. 6.25%, due 8/15/22 (a)		4,025,000	3,884,125
	Continental Resources, Inc. 5.00%, due 9/15/22		5,250,000	4,908,750
	Marathon Petroleum Corp. 6.50%, due 3/1/41		3,480,000	3,742,757
	Sanchez Energy Corp. 6.125%, due 1/15/23		2,235,000	1,503,038
	SM Energy Co. 5.00%, due 1/15/24		2,000,000	1,600,000
	Valero Energy Corp. 6.125%, due 6/15/17		9,600,000	9,999,619
				27,598,483
	Packaging & Containers 0.3%
	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 6.75%, due 1/31/21 (a)		475,000	488,680
	Owens-Brockway Glass Container, Inc. 5.00%, due 1/15/22 (a)		3,000,000	3,135,000
	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 8.25%, due 2/15/21		475,000	494,000
				4,117,680
	Pharmaceuticals 1.1%
	Actavis Funding SCS 4.75%, due 3/15/45		2,435,000	2,697,683
	Endo Ltd. / Endo Finance LLC / Endo Finco, Inc. 6.00%, due 2/1/25 (a)		2,705,000	2,333,062
	Zoetis, Inc.
	3.25%, due 2/1/23		6,885,000	7,082,235
	4.70%, due 2/1/43		2,745,000	2,916,746
				15,029,726
	Pipelines 2.8%
	Columbia Pipeline Group, Inc. 3.30%, due 6/1/20		5,680,000	5,912,000
	Copano Energy LLC / Copano Energy Finance Corp. 7.125%, due 4/1/21		408,000	422,345
	EnLink Midstream Partners, L.P. 4.40%, due 4/1/24		4,130,000	4,022,661
	Hiland Partners Holdings LLC / Hiland Partners Finance Corp. 5.50%, due 5/15/22 (a)		2,850,000	2,855,121
	Kinder Morgan Energy Partners, L.P. 6.375%, due 3/1/41		385,000	417,889
	MPLX, L.P. 4.875%, due 6/1/25 (a)		7,505,000	7,498,268
	Spectra Energy Partners, L.P. 4.75%, due 3/15/24		5,137,000	5,742,529
	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp. 4.125%, due 11/15/19		5,500,000	5,479,375
	Tesoro Logistics, L.P. / Tesoro Logistics Finance Corp. 6.25%, due 10/15/22		4,000,000	4,160,000
				36,510,188
	Private Equity 0.4%
	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp.
	5.875%, due 2/1/22		2,255,000	2,153,525
	6.00%, due 8/1/20		3,090,000	3,082,275
				5,235,800
	Real Estate 0.5%
	ProLogis, L.P. 4.25%, due 8/15/23		5,400,000	6,021,923

	Real Estate Investment Trusts 1.5%
	Alexandria Real Estate Equities, Inc. 4.60%, due 4/1/22		3,325,000	3,606,721
	American Tower Corp. 4.50%, due 1/15/18		2,750,000	2,872,812
	Crown Castle International Corp. 5.25%, due 1/15/23		126,000	144,227
	Iron Mountain, Inc. 5.75%, due 8/15/24		5,425,000	5,572,506
	Ventas Realty, L.P. / Ventas Capital Corp.
	4.00%, due 4/30/19		2,920,000	3,079,984
	4.25%, due 3/1/22		1,370,000	1,483,520
	Welltower, Inc.
	3.75%, due 3/15/23		570,000	596,284
	5.25%, due 1/15/22		2,445,000	2,754,241
	Weyerhaeuser Co. 7.375%, due 10/1/19		131,000	150,947
				20,261,242
	Retail 2.3%
	CVS Health Corp. 2.80%, due 7/20/20		6,880,000	7,194,905
	CVS Pass-Through Trust 5.789%, due 1/10/26 (a)(d)		66,160	74,010
	Dollar Tree, Inc. 5.75%, due 3/1/23		3,470,000	3,747,600
	L Brands, Inc. 8.50%, due 6/15/19		127,000	148,273
	Macy's Retail Holdings, Inc.
	3.875%, due 1/15/22		1,580,000	1,641,016
	6.90%, due 4/1/29		1,988,000	2,260,837
	7.45%, due 7/15/17		2,740,000	2,897,961
	Nordstrom, Inc. 5.00%, due 1/15/44		2,643,000	2,683,213
	O'Reilly Automotive, Inc. 4.625%, due 9/15/21		5,955,000	6,553,668
	QVC, Inc.
	4.45%, due 2/15/25		1,535,000	1,558,271
	4.85%, due 4/1/24		1,550,000	1,611,482
				30,371,236
	Semiconductors 0.3%
	NXP B.V. / NXP Funding LLC 4.625%, due 6/1/23 (a)		3,825,000	3,961,285

	Special Purpose Entity 0.1%
	Peachtree Corners Funding Trust 3.976%, due 2/15/25 (a)		1,780,000	1,807,780

	Telecommunications 2.9%
	AT&T, Inc. 5.00%, due 3/1/21		6,300,000	7,126,938
	Hughes Satellite Systems Corp. 6.50%, due 6/15/19		946,000	1,027,592
	Level 3 Financing, Inc.
	5.375%, due 1/15/24		2,160,000	2,265,300
	5.375%, due 5/1/25		1,845,000	1,937,250
	Sprint Capital Corp.
	6.875%, due 11/15/28		755,000	647,413
	6.90%, due 5/1/19		475,000	469,656
	8.75%, due 3/15/32		325,000	303,063
	T-Mobile USA, Inc.
	6.375%, due 3/1/25		500,000	535,000
	6.731%, due 4/28/22		4,500,000	4,713,750
	Telecom Italia Capital S.A. 7.721%, due 6/4/38		480,000	513,850
	Telefonica Emisiones SAU 4.57%, due 4/27/23		5,110,000	5,759,118
	Verizon Communications, Inc.
	3.45%, due 3/15/21		785,000	842,507
	5.15%, due 9/15/23		9,680,000	11,347,912
				37,489,349
	Toys, Games & Hobbies 0.3%
	Hasbro, Inc.
	5.10%, due 5/15/44		2,045,000	2,249,263
	6.35%, due 3/15/40		1,500,000	1,854,478
				4,103,741
	Total Corporate Bonds (Cost $730,316,130)			748,461,282
	Mortgage-Backed Securities 0.8%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.8%
	Bayview Commercial Asset Trust Series 2006-4A, Class A1 0.718%, due 12/25/36 (a)(b)		92,900	79,893
	Commercial Mortgage Loan Trust Series 2008-LS1, Class A4B 6.094%, due 12/10/49 (f)		3,247,861	3,364,502
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (a)		2,470,000	2,798,338
	LB-UBS Commercial Mortgage Trust Series 2007-C6, Class A4 5.858%, due 7/15/40		1,268,616	1,294,942
	Wachovia Bank Commercial Mortgage Trust Series 2007-C33, Class A4 5.948%, due 2/15/51 (f)		2,656,845	2,709,429
				10,247,104
	Residential Mortgage (Collateralized Mortgage Obligation) 0.0%‡
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 1.05%, due 2/25/42 (a)(b)(c)(d)		313,457	266,196

	Total Mortgage-Backed Securities (Cost $10,440,766)			10,513,300
	U.S. Government & Federal Agencies 40.4%
	Fannie Mae (Collateralized Mortgage Obligation) 0.0%‡
	Series 1991-66, Class J 8.125%, due 6/25/21		154	169

¤	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 9.0%
	2.757%, due 6/1/35 (b)		87,269	91,869
	3.00%, due 6/1/43		7,838,810	8,165,475
	3.00%, due 5/1/46		5,036,552	5,241,184
	3.50%, due 12/1/41		7,741,289	8,199,784
	3.50%, due 5/1/42		7,097,622	7,517,159
	3.50%, due 2/1/43		6,968,254	7,380,935
	3.50%, due 5/1/43		2,896,827	3,087,074
	3.50%, due 5/1/44		9,988,807	10,695,906
	3.50%, due 8/16/46 TBA		6,250,000	6,596,069
	4.00%, due 8/1/31		1,935,400	2,091,321
	4.00%, due 1/1/41		2,552,886	2,800,917
	4.00%, due 2/1/41		4,537,808	4,937,294
	4.00%, due 4/1/41		1,217,060	1,322,987
	4.00%, due 1/1/42		14,180,311	15,511,006
	4.00%, due 6/1/42		5,274,547	5,711,689
	4.00%, due 8/1/44		8,681,665	9,503,506
	4.50%, due 9/1/39		343,505	384,262
	4.50%, due 1/1/40		2,406,635	2,645,655
	4.50%, due 12/1/40		1,754,718	1,962,875
	4.50%, due 5/1/41		1,713,056	1,888,581
	4.50%, due 6/1/41		7,475,007	8,281,970
	4.50%, due 8/1/41		3,304,193	3,639,641
	5.00%, due 8/1/33		192,462	214,201
	5.50%, due 1/1/21		61,132	65,160
	5.50%, due 2/1/33		78,971	89,204
	5.50%, due 7/1/34		199,000	225,092
	5.50%, due 4/1/37		10,017	11,235
	5.50%, due 5/1/37		7,077	7,956
	5.50%, due 7/1/37		32,761	36,775
	5.50%, due 1/1/38		71,765	81,832
	6.00%, due 2/1/27		47,010	53,553
	6.00%, due 3/1/36		58,859	67,791
	6.50%, due 4/1/37		117,938	143,743
				118,653,701
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 13.6%
	2.00%, due 4/26/19		14,275,000	14,322,265
	3.00%, due 4/1/43		2,384,457	2,488,602
	3.50%, due 2/1/41		6,959,748	7,368,569
	3.50%, due 3/1/41		616,194	652,212
	3.50%, due 11/1/41		11,192,732	11,891,193
	3.50%, due 1/1/42		1,864,385	2,002,706
	3.50%, due 3/1/42		4,022,828	4,271,722
	3.50%, due 10/1/42		3,239,844	3,455,439
	3.50%, due 2/1/43		3,328,456	3,561,765
	3.50%, due 3/1/43		6,048,643	6,453,403
	3.50%, due 5/1/43		2,807,485	2,972,996
	3.50%, due 6/1/43		925,674	987,415
	4.00%, due 9/1/31		1,487,031	1,607,884
	4.00%, due 11/1/40		1,188,825	1,306,427
	4.00%, due 1/1/41		3,222,935	3,530,591
	4.00%, due 2/1/41		15,110,647	16,267,017
	4.00%, due 3/1/41		3,142,643	3,451,763
	4.00%, due 10/1/41		3,963,943	4,353,840
	4.00%, due 1/1/42		7,511,651	8,181,080
	4.00%, due 2/1/42		1,943,477	2,091,966
	4.00%, due 3/1/42		10,053,606	10,925,543
	4.00%, due 7/1/42		1,941,980	2,098,379
	4.00%, due 9/1/42		4,274,586	4,632,998
	4.50%, due 4/1/18		12,435	12,746
	4.50%, due 7/1/18		72,960	74,757
	4.50%, due 11/1/18		98,177	100,640
	4.50%, due 6/1/23		158,970	170,682
	4.50%, due 6/1/39		9,351,164	10,253,214
	4.50%, due 8/1/39		3,771,947	4,197,313
	4.50%, due 9/1/39		3,816,477	4,183,879
	4.50%, due 1/1/40		572,038	625,152
	4.50%, due 8/1/40		1,060,930	1,158,427
	4.50%, due 9/1/40		7,713,134	8,480,664
	4.50%, due 12/1/40		7,601,123	8,384,476
	4.50%, due 7/1/41		3,742,580	4,124,207
	4.50%, due 8/1/41		1,996,549	2,202,098
	4.50%, due 8/1/42		2,150,573	2,371,969
	5.00%, due 9/1/17		17,670	18,138
	5.00%, due 9/1/20		18,036	18,514
	5.00%, due 10/1/20		54,088	56,918
	5.00%, due 12/1/20		85,476	90,837
	5.00%, due 7/1/33		381,394	423,756
	5.00%, due 10/1/33		161,632	179,762
	5.00%, due 5/1/35		901,397	1,000,376
	5.00%, due 6/1/35		1,625,800	1,806,371
	5.00%, due 7/1/35		150,642	166,798
	5.00%, due 1/1/36		186,454	206,798
	5.00%, due 2/1/36		1,394,298	1,546,515
	5.00%, due 5/1/36		506,278	561,181
	5.00%, due 9/1/36		136,145	150,993
	5.50%, due 2/1/17		4,410	4,437
	5.50%, due 6/1/21		122,162	131,843
	5.50%, due 6/1/33		899,014	1,016,683
	5.50%, due 11/1/33		144,631	163,794
	5.50%, due 12/1/33		103,301	117,028
	5.50%, due 4/1/34		374,674	424,508
	5.50%, due 5/1/34		521,594	590,809
	5.50%, due 6/1/34		134,898	152,763
	5.50%, due 3/1/35		185,883	210,680
	5.50%, due 4/1/36		347,456	392,035
	5.50%, due 12/1/36		85,806	96,338
	5.50%, due 1/1/37		431,939	484,959
	5.50%, due 4/1/37		272,820	306,284
	5.50%, due 7/1/37		458,413	529,031
	5.50%, due 8/1/37		121,038	136,823
	5.50%, due 9/1/37		3,027	3,404
	6.00%, due 8/1/17		2,680	2,718
	6.00%, due 1/1/33		57,874	66,855
	6.00%, due 3/1/33		65,606	75,759
	6.00%, due 8/1/34		2,351	2,701
	6.00%, due 9/1/35		154,014	179,377
	6.00%, due 6/1/36		54,303	61,938
	6.00%, due 12/1/36		118,842	137,154
	6.00%, due 4/1/37		40,986	45,631
	6.00%, due 9/1/37		14,757	16,879
	6.00%, due 10/1/37		137,605	149,599
	6.00%, due 11/1/37		11,155	12,724
	6.00%, due 1/1/38		2,488	2,846
	6.00%, due 11/1/38		129,662	147,934
	6.50%, due 6/1/31		21,649	24,966
	6.50%, due 8/1/31		13,361	16,101
	6.50%, due 10/1/31		9,709	11,450
	6.50%, due 6/1/32		31,920	36,810
	6.50%, due 6/1/36		5,229	6,030
	6.50%, due 7/1/36		8,627	9,949
	6.50%, due 8/1/36		1,553	1,845
	6.50%, due 11/1/36		66,522	76,713
	6.50%, due 2/1/37		31,701	38,863
	6.50%, due 7/1/37		5,981	6,898
	6.50%, due 8/1/37		25,336	29,218
	6.50%, due 9/1/37		54,982	63,405
	6.50%, due 3/1/38		108,780	125,446
				177,554,184
	Government National Mortgage Association (Mortgage Pass-Through Securities) 0.4%
	4.00%, due 11/20/40		467,149	502,805
	4.00%, due 12/20/44		4,434,249	4,736,207
	6.00%, due 2/15/29		10,783	12,309
	6.00%, due 4/15/29		61,200	71,518
	6.00%, due 8/15/32		124,459	143,894
	6.50%, due 7/15/28		16,578	19,452
	6.50%, due 5/15/29		8,787	10,551
				5,496,736
¤	United States Treasury Bonds 6.9%
	2.75%, due 11/15/42		3,490,000	3,922,432
	2.875%, due 8/15/45		13,062,000	15,004,463
	3.00%, due 11/15/44		32,555,000	38,249,586
	3.125%, due 8/15/44		14,895,000	17,911,818
	5.375%, due 2/15/31		8,650,000	12,898,301
	6.25%, due 5/15/30		1,240,000	1,956,100
				89,942,700
¤	United States Treasury Notes 10.4%
	1.25%, due 1/31/20		30,110,000	30,512,240
	2.00%, due 11/30/20		1,450,000	1,512,135
	2.00%, due 8/15/25		7,370,000	7,720,075
	2.125%, due 8/31/20		26,160,000	27,387,270
	2.125%, due 5/15/25		24,525,000	25,942,839
	2.25%, due 11/15/24		28,500,000	30,431,531
	2.50%, due 5/15/24		11,795,000	12,807,247
				136,313,337
	United States Treasury Strip Principal 0.1%
	(zero coupon), due 8/15/23		820,000	749,934

	Total U.S. Government & Federal Agencies (Cost $507,490,487)			528,710,761
	Total Long-Term Bonds (Cost $1,248,247,383)			1,287,685,343

	Shares
Common Stock 0.0%‡
Media 0.0%‡
ION Media Networks, Inc. (c)(d)(e)	2	1,071

Total Common Stock (Cost $4)		1,071

	Principal Amount
Short-Term Investment 1.5%
Repurchase Agreement 1.5%
Fixed Income Clearing Corp. 0.03%, dated 7/29/16 due 8/1/16 Proceeds at Maturity $19,097,153 (Collateralized by a United States Treasury Note with a rate of 1.375% and a maturity date of 1/31/21, with a Principal Amount of $19,100,000 and a Market Value of $19,482,000)	$19,097,105	19,097,105
Total Short-Term Investment (Cost $19,097,105)		19,097,105

Total Investments (Cost $1,267,344,492) (g)	99.8%	1,306,783,519
Other Assets, Less Liabilities	0.2	2,877,133
Net Assets	100.0%	$1,309,660,652

¤	Among the Fund's 10 largest holdings, as of July 31, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of July 31, 2016.
(c)	Illiquid security - As of July 31, 2016, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $328,017, which represented less than one-tenth of a percent of the Fund's net assets.
(d)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2016, the total market value of these securities was $402,027, which represented less than one-tenth of a percent of the Fund's net assets.
(e)	Restricted security.
(f)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of July 31, 2016.
(g)	As of July 31, 2016, cost was $1,267,386,214 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$51,368,264
Gross unrealized depreciation	(11,970,959)
Net unrealized appreciation	$39,397,305

As of July 31, 2016, the Fund held the following foreign currency forward contracts:

Foreign Currency Sales Contracts	Expiration Date	Counterparty	Contract Amount Sold		Contract Amount Purchased	Unrealized Appreciation (Depreciation)

Pound Sterling vs. U.S. Dollar	11/1/16	JPMorgan Chase Bank	GBP	2,549,000	$3,367,280	$(11,514)
Net unrealized appreciation (depreciation) on foreign currency forward contracts						$(11,514)

As of July 31, 2016, the Fund held the following futures contracts[1]:

Type	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
2-Year United States Treasury Note	(811)	September 2016	$(177,609,000)	$(926,790)
10-Year United States Treasury Note	(635)	September 2016	(84,484,766)	(2,189,234)
United States Treasury Long Bond	52	September 2016	9,070,750	590,568
			$(253,023,016)	$(2,525,456)

1. As of July 31, 2016, cash in the amount of $1,166,800 was on deposit with a broker for futures transactions.
2. Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2016.

The following abbreviations are used in the preceding pages:
GBP	—British Pound Sterling
MTN	—Medium Term Note

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016, for valuing the Fund's assets and liabilities. Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds (b)	$—	$748,400,532	$60,750	$748,461,282
Mortgage-Backed Securities (c)	—	10,247,104	266,196	10,513,300
U.S. Government & Federal Agencies	—	528,710,761	—	528,710,761
Total Long-Term Bonds	—	1,287,358,397	326,946	1,287,685,343
Common Stock (d)	—	—	1,071	1,071
Short-Term Investment
Repurchase Agreement	—	19,097,105	—	19,097,105
Total Investments in Securities	—	1,306,455,502	328,017	1,306,783,519
Other Financial Instruments
Futures Contracts Long (e)	590,568	—	—	590,568
Total Investments in Securities and Other Financial Instruments	$590,568	$1,306,455,502	$328,017	$1,307,374,087

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Foreign Currency Forward Contracts (e)	$—	$(11,514)	$—	$(11,514)
Futures Contracts Short (e)	(3,116,024)	—	—	(3,116,024)
Total Other Financial Instruments	$(3,116,024)	$(11,514)	$—	$(3,127,538)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $60,750 is held in Oil & Gas within the Corporate Bonds section of the Portfolio of Investments.

(c)	The Level 3 security valued at $266,196 is held in Residential Mortgage (Collateralized Mortgage Obligation) within the Mortgage-Backed Securities section of the Portfolio of Investments.

(d)	The Level 3 security valued at $1,071 is held in Media within the Common Stocks section of the Portfolio of Investments.

(e)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

MainStay U.S. Equity Opportunities Fund
Portfolio of Investments July 31, 2016 (Unaudited)

		Shares	Value
	Common Stocks 132.6% †
	Aerospace & Defense 2.3%
	Boeing Co. (The)	70,700	$9,449,762
	Huntington Ingalls Industries, Inc.	6,943	1,198,223
	Spirit AeroSystems Holdings, Inc. Class A (a)	138,800	6,021,144
	Textron, Inc.	128,900	5,027,100
			21,696,229
	Air Freight & Logistics 0.8%
	FedEx Corp.	47,800	7,738,820

	Airlines 0.6%
	Hawaiian Holdings, Inc. (a)	72,632	3,306,935
	SkyWest, Inc.	87,200	2,508,744
			5,815,679
	Auto Components 0.1%
	Tower International, Inc.	18,500	426,980

	Automobiles 1.0%
	Ford Motor Co.	107,300	1,358,418
	General Motors Co.	253,028	7,980,503
			9,338,921
	Banks 4.9%
	Banco Latinoamericano de Comercio Exterior S.A. Class E	33,500	915,220
	Bank of America Corp.	894,983	12,968,304
	BankUnited, Inc.	5,700	171,114
	Citigroup, Inc.	4,068	178,219
	Customers Bancorp, Inc. (a)	34,200	880,308
	First Republic Bank	25,102	1,799,060
¤	JPMorgan Chase & Co.	260,019	16,633,415
	KeyCorp	162,581	1,902,198
	OFG Bancorp	70,500	748,005
	SunTrust Banks, Inc.	16,604	702,183
	SVB Financial Group (a)	59,700	5,995,074
	Wells Fargo & Co.	91,667	4,397,266
			47,290,366
	Beverages 1.6%
	Coca-Cola Co. (The)	55,189	2,407,896
	Coca-Cola European Partners PLC	3,788	141,406
	PepsiCo., Inc.	119,684	13,035,981
			15,585,283
	Biotechnology 7.2%
	AbbVie, Inc.	67,100	4,444,033
	Acorda Therapeutics, Inc. (a)	138,675	3,505,704
	AMAG Pharmaceuticals, Inc. (a)	104,800	2,780,344
	Amgen, Inc.	70,727	12,167,166
	Array BioPharma, Inc. (a)	118,800	444,312
	Biogen, Inc. (a)	32,800	9,509,704
	Cepheid, Inc. (a)	103,500	3,656,655
	Emergent BioSolutions, Inc. (a)	110,939	3,704,253
	Enanta Pharmaceuticals, Inc. (a)	26,100	586,989
	FibroGen, Inc. (a)	130,788	2,501,975
	Five Prime Therapeutics, Inc. (a)	77,200	3,913,268
	Genomic Health, Inc. (a)	99,500	2,888,485
	Gilead Sciences, Inc.	129,100	10,259,577
	ImmunoGen, Inc. (a)	3,988	11,087
	Myriad Genetics, Inc. (a)	108,600	3,364,428
	PDL BioPharma, Inc.	267,500	941,600
	Raptor Pharmaceutical Corp. (a)	280,498	1,652,133
	Repligen Corp. (a)	11,993	343,000
	Retrophin, Inc. (a)	32,000	573,760
	Spectrum Pharmaceuticals, Inc. (a)	120,066	824,853
	Vanda Pharmaceuticals, Inc. (a)	103,500	1,179,900
			69,253,226
	Building Products 1.2%
	Gibraltar Industries, Inc. (a)	94,900	3,348,072
	Insteel Industries, Inc.	12,600	438,354
	Owens Corning	112,300	5,941,793
	Universal Forest Products, Inc.	18,700	2,021,844
			11,750,063
	Capital Markets 2.7%
	Ameriprise Financial, Inc.	65,700	6,296,688
	Bank of New York Mellon Corp. (The)	175,134	6,900,279
	Investment Technology Group, Inc.	37,500	626,250
	Lazard, Ltd. Class A	184,940	6,609,756
	LPL Financial Holdings, Inc.	106,300	2,864,785
	Raymond James Financial, Inc.	52,500	2,882,250
			26,180,008
	Chemicals 3.2%
	Cabot Corp.	73,200	3,564,108
	Dow Chemical Co. (The)	164,000	8,801,880
	Huntsman Corp.	383,700	5,932,002
	Koppers Holdings, Inc. (a)	9,500	300,390
	LyondellBasell Industries N.V. Class A	90,493	6,810,503
	Rayonier Advanced Materials, Inc.	72,300	995,571
	Stepan Co.	7,709	495,766
	Trinseo S.A.	67,600	3,365,804
	Westlake Chemical Corp.	11,815	540,418
			30,806,442
	Commercial Services & Supplies 1.2%
	Clean Harbors, Inc. (a)	70,420	3,620,996
	Quad / Graphics, Inc.	77,900	1,975,544
	R.R. Donnelley & Sons Co.	326,900	5,858,048
	Waste Management, Inc.	200	13,224
			11,467,812
	Communications Equipment 0.5%
	Cisco Systems, Inc.	44,025	1,344,083
	EchoStar Corp. Class A (a)	74,519	2,902,515
	NETGEAR, Inc. (a)	16,928	870,607
			5,117,205
	Construction & Engineering 0.2%
	Comfort Systems USA, Inc.	49,700	1,509,886
	MasTec, Inc. (a)	22,988	562,057
			2,071,943
	Construction Materials 0.2%
	U.S. Concrete, Inc. (a)	22,100	1,425,450

	Consumer Finance 0.1%
	Green Dot Corp. Class A (a)	11,600	280,720
	Synchrony Financial (a)	2,800	78,064
	World Acceptance Corp. (a)	19,200	834,432
			1,193,216
	Distributors 0.0%‡
	Core-Mark Holding Co., Inc.	2,206	108,006

	Diversified Consumer Services 0.1%
	DeVry Education Group, Inc.	16,300	363,001
	Regis Corp. (a)	17,855	239,971
			602,972
	Diversified Financial Services 1.8%
¤	Berkshire Hathaway, Inc. Class B (a)	121,089	17,469,510

	Diversified Telecommunication Services 3.4%
¤	AT&T, Inc.	421,369	18,241,064
	Verizon Communications, Inc.	208,538	11,555,091
	Vonage Holdings Corp. (a)	490,200	2,906,886
	Windstream Holdings, Inc.	9,300	86,583
			32,789,624
	Electric Utilities 1.1%
	Exelon Corp.	132,700	4,947,056
	FirstEnergy Corp.	160,600	5,608,152
			10,555,208
	Electrical Equipment 1.0%
	Encore Wire Corp.	1,825	68,492
	EnerSys	27,300	1,702,155
	General Cable Corp.	157,200	2,315,556
	Regal Beloit Corp.	91,500	5,582,415
			9,668,618
	Electronic Equipment, Instruments & Components 2.4%
	Arrow Electronics, Inc. (a)	93,800	6,236,762
	Ingram Micro, Inc. Class A	172,500	5,906,400
	Insight Enterprises, Inc. (a)	12,697	337,740
	Jabil Circuit, Inc.	299,741	6,099,730
	Sanmina Corp. (a)	117,600	2,979,984
	SYNNEX Corp.	4,600	462,438
	TTM Technologies, Inc. (a)	59,818	595,189
			22,618,243
	Energy Equipment & Services 2.1%
	Baker Hughes, Inc.	38,087	1,821,701
	Ensco PLC Class A	158,200	1,450,694
	FMC Technologies, Inc. (a)	202,200	5,131,836
	McDermott International, Inc. (a)	331,000	1,714,580
	Nabors Industries, Ltd.	167,400	1,506,600
	National Oilwell Varco, Inc.	36,900	1,193,715
	Newpark Resources, Inc. (a)	44,500	281,240
	Noble Corp. PLC	187,700	1,385,226
	Oceaneering International, Inc.	154,000	4,293,520
	Patterson-UTI Energy, Inc.	49,700	963,683
	TETRA Technologies, Inc. (a)	91,300	548,713
			20,291,508
	Food & Staples Retailing 0.7%
	Kroger Co. (The)	173,354	5,926,973
	SpartanNash Co.	18,100	570,150
			6,497,123
	Food Products 4.5%
	Archer-Daniels-Midland Co.	160,600	7,239,848
	Bunge, Ltd.	102,400	6,742,016
	Darling Ingredients, Inc. (a)	185,400	2,925,612
	Dean Foods Co.	178,700	3,298,802
	Ingredion, Inc.	47,400	6,315,576
	John B. Sanfilippo & Son, Inc.	39,300	1,834,131
	Omega Protein Corp. (a)	102,800	2,315,056
	Pilgrim's Pride Corp.	97,800	2,273,850
	Post Holdings, Inc. (a)	30,000	2,600,100
	Tyson Foods, Inc. Class A	96,100	7,072,960
			42,617,951
	Health Care Equipment & Supplies 3.3%
	Accuray, Inc. (a)	49,400	270,712
	Baxter International, Inc.	23,100	1,109,262
	Becton Dickinson & Co.	43,000	7,568,000
	Cynosure, Inc. Class A (a)	35,661	1,959,928
	Danaher Corp.	28,000	2,280,320
	Halyard Health, Inc. (a)	84,800	2,933,232
	Hill-Rom Holdings, Inc.	117,300	6,267,339
	Hologic, Inc. (a)	16,700	642,783
	Inogen, Inc. (a)	3,394	182,394
	Masimo Corp. (a)	3,038	160,923
	Medtronic PLC	65,100	5,704,713
	Merit Medical Systems, Inc. (a)	90,000	2,109,600
	Orthofix International N.V. (a)	15,952	756,125
			31,945,331
	Health Care Providers & Services 4.6%
	AmerisourceBergen Corp.	76,100	6,482,959
	Anthem, Inc.	55,862	7,336,915
	Cardinal Health, Inc.	85,710	7,165,356
	Centene Corp. (a)	71,200	5,023,160
	Cross Country Healthcare, Inc. (a)	3,338	48,801
	LHC Group, Inc. (a)	10,200	461,652
	Magellan Health, Inc. (a)	49,200	3,368,724
	McKesson Corp.	7,082	1,377,874
	Molina Healthcare, Inc. (a)	65,000	3,692,650
	PharMerica Corp. (a)	27,600	733,056
	Providence Service Corp. (The) (a)	22,200	1,073,814
	RadNet, Inc. (a)	61,000	366,610
	UnitedHealth Group, Inc.	8,554	1,224,933
	WellCare Health Plans, Inc. (a)	55,500	5,927,400
			44,283,904
	Health Care Technology 0.6%
	Allscripts Healthcare Solutions, Inc. (a)	106,500	1,503,780
	HMS Holdings Corp. (a)	178,600	3,550,568
	Quality Systems, Inc.	86,700	1,064,676
			6,119,024
	Hotels, Restaurants & Leisure 2.9%
	Aramark	176,200	6,316,770
	BJ's Restaurants, Inc. (a)	3,100	120,404
	Bloomin' Brands, Inc.	88,500	1,591,230
	Carnival Corp.	71,500	3,340,480
	International Game Technology PLC	137,700	2,877,930
	Isle of Capri Casinos, Inc. (a)	133,300	2,496,709
	Las Vegas Sands Corp.	139,900	7,085,935
	MGM Resorts International (a)	170,200	4,081,396
			27,910,854
	Household Durables 1.6%
	D.R. Horton, Inc.	186,300	6,125,544
	Ethan Allen Interiors, Inc.	57,300	1,990,029
	La-Z-Boy, Inc.	12,068	364,695
	Whirlpool Corp.	36,168	6,957,276
			15,437,544
	Household Products 1.5%
	Central Garden & Pet Co. Class A (a)	34,800	793,092
	Procter & Gamble Co. (The)	154,859	13,254,382
			14,047,474
	Independent Power & Renewable Electricity Producers 0.9%
	Dynegy, Inc. (a)	195,500	2,957,915
	NRG Energy, Inc.	396,300	5,484,792
	Talen Energy Corp. (a)	21,200	288,320
			8,731,027
	Industrial Conglomerates 0.8%
	General Electric Co.	248,885	7,750,279

	Insurance 2.4%
	American Equity Investment Life Holding Co.	8,750	139,387
	AmTrust Financial Services, Inc.	40,500	966,735
	Assurant, Inc.	30,300	2,515,203
	Assured Guaranty, Ltd.	178,600	4,784,694
	Heritage Insurance Holdings, Inc.	16,800	208,152
	MetLife, Inc.	182,100	7,782,954
	Progressive Corp. (The)	13,800	448,638
	Prudential Financial, Inc.	78,500	5,910,265
	XL Group, Ltd.	9,200	318,412
			23,074,440
	Internet & Catalog Retail 3.5%
¤	Amazon.com, Inc. (a)	25,823	19,594,750
	Expedia, Inc.	56,032	6,536,133
	Liberty Interactive Corp. QVC Group Class A (a)	224,400	6,016,164
	Priceline Group, Inc. (The) (a)	1,200	1,620,972
			33,768,019
	Internet Software & Services 6.8%
	Akamai Technologies, Inc. (a)	109,400	5,527,982
	Alphabet, Inc. Class A (a)	13,737	10,870,638
¤	Alphabet, Inc. Class C (a)	21,623	16,623,546
	Bankrate, Inc. (a)	261,800	2,086,546
	EarthLink Holdings Corp.	366,300	2,483,514
	eBay, Inc. (a)	50,657	1,578,472
	Facebook, Inc. Class A (a)	104,000	12,889,760
	GoDaddy, Inc. Class A (a)	145,600	4,356,352
	IAC/InterActiveCorp	100,600	5,830,776
	Rackspace Hosting, Inc. (a)	110,300	2,584,329
	RetailMeNot, Inc. (a)	38,523	321,667
			65,153,582
	IT Services 6.3%
	Cognizant Technology Solutions Corp. Class A (a)	4,000	229,960
	CoreLogic, Inc. (a)	66,900	2,694,732
	Euronet Worldwide, Inc. (a)	57,500	4,384,950
	First Data Corp. Class A (a)	437,900	5,429,960
	Global Payments, Inc.	54,200	4,046,572
	International Business Machines Corp.	56,107	9,011,906
	Leidos Holdings, Inc.	119,900	5,996,199
	MasterCard, Inc. Class A	44,600	4,247,704
	PayPal Holdings, Inc. (a)	52,357	1,949,775
	Teradata Corp. (a)	219,500	6,229,410
	Total System Services, Inc.	100	5,092
	Visa, Inc. Class A	88,300	6,891,815
	Western Union Co. (The)	102,600	2,052,000
	Xerox Corp.	651,500	6,710,450
			59,880,525
	Life Sciences Tools & Services 1.4%
	Bruker Corp.	113,300	2,823,436
	Quintiles Transnational Holdings, Inc. (a)	56,700	4,402,188
	VWR Corp. (a)	197,200	6,176,304
			13,401,928
	Machinery 1.6%
	Briggs & Stratton Corp.	131,054	2,978,857
	Chart Industries, Inc. (a)	39,800	1,194,796
	Greenbrier Cos., Inc. (The)	67,406	2,212,939
	Terex Corp.	92,500	2,232,950
	Timken Co. (The)	102,600	3,431,970
	Trinity Industries, Inc.	146,900	3,409,549
			15,461,061
	Media 2.4%
	Comcast Corp. Class A	198,260	13,332,985
	Interpublic Group of Cos., Inc. (The)	94,400	2,176,864
	Omnicom Group, Inc.	59,500	4,896,255
	Walt Disney Co. (The)	22,675	2,175,666
			22,581,770
	Metals & Mining 2.9%
	Newmont Mining Corp.	160,000	7,040,000
	Nucor Corp.	106,839	5,730,844
	Reliance Steel & Aluminum Co.	72,900	5,718,276
	Ryerson Holding Corp. (a)	1,400	20,216
	Schnitzer Steel Industries, Inc. Class A	96,400	1,878,836
	Steel Dynamics, Inc.	224,616	6,024,201
	SunCoke Energy, Inc.	71,300	544,019
	TimkenSteel Corp.	89,000	891,780
			27,848,172
	Multi-Utilities 1.0%
	CenterPoint Energy, Inc.	136,800	3,272,256
	MDU Resources Group, Inc.	249,000	5,988,450
			9,260,706
	Multiline Retail 0.6%
	Big Lots, Inc.	43,500	2,313,330
	Kohl's Corp.	17,400	723,666
	Target Corp.	29,999	2,259,825
			5,296,821
	Oil, Gas & Consumable Fuels 6.6%
	Bill Barrett Corp. (a)	41,000	244,770
¤	Chevron Corp.	141,659	14,517,214
	ConocoPhillips	77,754	3,173,918
¤	Exxon Mobil Corp.	216,945	19,297,258
	ONEOK, Inc.	26,400	1,182,456
	PBF Energy, Inc. Class A	25,243	563,929
	PDC Energy, Inc. (a)	57,500	3,149,275
	Phillips 66	1,800	136,908
	QEP Resources, Inc.	338,000	6,151,600
	Sanchez Energy Corp. (a)	81,800	518,612
	SM Energy Co.	112,800	3,060,264
	Southwestern Energy Co. (a)	39,300	572,994
	Targa Resources Corp.	145,200	5,410,152
	Tesoro Corp.	23,754	1,808,867
	Valero Energy Corp.	50,559	2,643,225
	World Fuel Services Corp.	22,900	1,090,040
			63,521,482
	Paper & Forest Products 0.0%‡
	Domtar Corp.	300	11,811

	Personal Products 1.4%
	Herbalife, Ltd. (a)	96,900	6,590,169
	Natural Health Trends Corp.	8,800	295,592
	Nu Skin Enterprises, Inc. Class A	117,600	6,279,840
			13,165,601
	Pharmaceuticals 6.8%
	Amphastar Pharmaceuticals, Inc. (a)	44,300	716,774
	Bristol-Myers Squibb Co.	900	67,329
	Catalent, Inc. (a)	142,100	3,629,234
	Eli Lilly & Co.	37,861	3,138,298
	Impax Laboratories, Inc. (a)	111,007	3,487,840
¤	Johnson & Johnson	172,792	21,638,742
	Merck & Co., Inc.	139,996	8,212,166
	Mylan N.V. (a)	148,100	6,929,599
	Pfizer, Inc.	372,511	13,741,931
	SciClone Pharmaceuticals, Inc. (a)	95,800	1,011,648
	Sucampo Pharmaceuticals, Inc. Class A (a)	56,100	659,175
	Supernus Pharmaceuticals, Inc. (a)	98,200	2,182,004
			65,414,740
	Professional Services 0.3%
	Insperity, Inc.	18,100	1,420,669
	Robert Half International, Inc.	10,042	366,935
	TrueBlue, Inc. (a)	64,196	1,433,496
			3,221,100
	Real Estate Investment Trusts 5.0%
	American Tower Corp.	44,200	5,117,034
	Columbia Property Trust, Inc.	73,700	1,790,910
	Equinix, Inc.	14,198	5,294,008
	HCP, Inc.	13,800	541,374
	Hospitality Properties Trust	25,500	813,705
	Host Hotels & Resorts, Inc.	297,948	5,285,598
	Iron Mountain, Inc.	156,200	6,437,002
	Lamar Advertising Co. Class A	63,600	4,315,896
	Outfront Media, Inc.	229,500	5,340,465
	Public Storage	6,900	1,648,548
	Senior Housing Properties Trust	58,100	1,290,401
	Ventas, Inc.	15,400	1,172,864
	VEREIT, Inc.	137,800	1,524,068
	Weyerhaeuser Co.	215,700	7,057,704
			47,629,577
	Real Estate Management & Development 1.0%
	Altisource Portfolio Solutions S.A. (a)	65,600	1,525,856
	Jones Lang LaSalle, Inc.	35,300	3,864,291
	Realogy Holdings Corp. (a)	141,000	4,369,590
			9,759,737
	Road & Rail 1.2%
	Avis Budget Group, Inc. (a)	165,500	6,078,815
	Norfolk Southern Corp.	23,900	2,145,742
	Ryder System, Inc.	52,500	3,459,750
			11,684,307
	Semiconductors & Semiconductor Equipment 4.2%
	Amkor Technology, Inc. (a)	43,400	272,986
	Applied Materials, Inc.	191,800	5,042,422
	Cree, Inc. (a)	221,700	6,340,620
	Intel Corp.	384,432	13,401,300
	Marvell Technology Group, Ltd.	18,300	215,025
	Micron Technology, Inc. (a)	232,400	3,193,176
	ON Semiconductor Corp. (a)	637,000	6,389,110
	QUALCOMM, Inc.	81,400	5,094,012
			39,948,651
	Software 4.2%
	AVG Technologies N.V. (a)	15,900	393,207
	Citrix Systems, Inc. (a)	26,800	2,388,684
¤	Microsoft Corp.	459,908	26,067,585
	Nuance Communications, Inc. (a)	130,900	2,103,563
	Oracle Corp.	107,762	4,422,553
	Rovi Corp. (a)	38,900	731,709
	Rubicon Project, Inc. (The) (a)	82,700	1,167,724
	Synchronoss Technologies, Inc. (a)	69,900	2,610,066
			39,885,091
	Specialty Retail 3.6%
	Aaron's, Inc.	43,300	1,037,035
	Abercrombie & Fitch Co. Class A	135,800	2,812,418
	Best Buy Co., Inc.	104,800	3,521,280
	Build-A-Bear Workshop, Inc. (a)	10,184	138,808
	Dick's Sporting Goods, Inc.	43,300	2,220,857
	GameStop Corp. Class A	36,076	1,116,552
	Home Depot, Inc. (The)	27,629	3,819,433
	Lowe's Cos., Inc.	111,416	9,167,309
	Murphy U.S.A., Inc. (a)	78,100	5,985,584
	Staples, Inc.	241,700	2,245,393
	TJX Cos., Inc. (The)	6,200	506,664
	Urban Outfitters, Inc. (a)	69,600	2,081,040
			34,652,373
	Technology Hardware, Storage & Peripherals 3.5%
¤	Apple, Inc.	265,270	27,643,787
	Cray, Inc. (a)	82,800	2,613,168
	Hewlett Packard Enterprise Co.	77,801	1,635,377
	HP, Inc.	80,100	1,122,201
			33,014,533
	Textiles, Apparel & Luxury Goods 1.4%
	Carter's, Inc.	20,000	2,025,000
	Kate Spade & Co. (a)	98,400	2,134,296
	Michael Kors Holdings, Ltd. (a)	45,600	2,358,432
	NIKE, Inc. Class B	27,900	1,548,450
	PVH Corp.	23,511	2,376,022
	Ralph Lauren Corp.	22,400	2,197,216
	Skechers U.S.A., Inc. Class A (a)	19,300	463,586
	Vera Bradley, Inc. (a)	8,900	129,584
			13,232,586
	Thrifts & Mortgage Finance 0.4%
	Bofi Holding, Inc. (a)	102,200	1,719,004
	Flagstar Bancorp, Inc. (a)	10,800	285,228
	New York Community Bancorp, Inc.	97,868	1,414,193
			3,418,425
	Tobacco 0.2%
	Altria Group, Inc.	8,600	582,220
	Philip Morris International, Inc.	16,300	1,634,238
			2,216,458
	Trading Companies & Distributors 2.0%
	HD Supply Holdings, Inc. (a)	171,700	6,213,823
	MRC Global, Inc. (a)	207,000	2,738,610
	NOW, Inc. (a)	165,100	3,022,981
	United Rentals, Inc. (a)	88,700	7,066,729
			19,042,143
	Wireless Telecommunication Services 0.8%
	T-Mobile U.S., Inc. (a)	143,200	6,635,888
	Telephone & Data Systems, Inc.	41,272	1,299,655
			7,935,543
	Total Common Stocks (Cost $1,133,711,569)		1,270,083,025
	Total Investments, Before Investments Sold Short (Cost $1,133,711,569)	132.6%	1,270,083,025

	Shares	Value
Investment Sold Short (32.5%)
Common Stocks Sold Short (31.3%)
Aerospace & Defense (0.3%)
KEYW Holding Corp. (The) (a)	(4,129)	(42,281)
TASER International, Inc. (a)	(52,600)	(1,523,296)
Triumph Group, Inc.	(34,500)	(1,063,635)
		(2,629,212)
Airlines (0.4%)
Copa Holdings S.A. Class A	(51,700)	(3,463,900)

Auto Components (0.2%)
Motorcar Parts of America, Inc. (a)	(58,577)	(1,641,913)

Banks (0.3%)
BOK Financial Corp.	(42,100)	(2,746,183)
First Financial Bankshares, Inc.	(4,800)	(164,016)
		(2,910,199)
Biotechnology (6.1%)
ACADIA Pharmaceuticals, Inc. (a)	(103,100)	(3,818,824)
Adamas Pharmaceuticals, Inc. (a)	(41,900)	(632,690)
Advaxis, Inc. (a)	(116,800)	(974,112)
Agios Pharmaceuticals, Inc. (a)	(83,600)	(3,781,228)
Alder Biopharmaceuticals, Inc. (a)	(57,231)	(1,837,115)
Alnylam Pharmaceuticals, Inc. (a)	(53,300)	(3,628,664)
Amicus Therapeutics, Inc. (a)	(248,000)	(1,666,560)
Arrowhead Pharmaceuticals, Inc. (a)	(31,400)	(187,144)
Atara Biotherapeutics, Inc. (a)	(42,400)	(1,017,600)
Bellicum Pharmaceuticals, Inc. (a)	(49,200)	(781,296)
Bluebird Bio, Inc. (a)	(31,700)	(1,812,606)
Celldex Therapeutics, Inc. (a)	(253,800)	(1,172,556)
Chimerix, Inc. (a)	(16,400)	(65,436)
Clovis Oncology, Inc. (a)	(103,400)	(1,476,552)
Dynavax Technologies Corp. (a)	(52,400)	(808,532)
Esperion Therapeutics, Inc. (a)	(31,100)	(337,746)
Global Blood Therapeutics, Inc. (a)	(78,500)	(1,403,580)
Heron Therapeutics, Inc. (a)	(68,900)	(1,145,118)
Insmed, Inc. (a)	(67,185)	(769,268)
Intercept Pharmaceuticals, Inc. (a)	(23,300)	(4,031,599)
Intrexon Corp. (a)	(142,164)	(3,601,014)
Ionis Pharmaceuticals, Inc. (a)	(100,300)	(2,927,757)
Juno Therapeutics, Inc. (a)	(92,400)	(2,857,932)
Madrigal Pharmaceuticals, Inc. (a)	(222)	(1,669)
MannKind Corp. (a)	(468,700)	(464,013)
Neurocrine Biosciences, Inc. (a)	(72,200)	(3,626,606)
OvaScience, Inc. (a)	(16,044)	(80,862)
Prothena Corp. PLC (a)	(5,100)	(280,755)
Puma Biotechnology, Inc. (a)	(45,400)	(2,265,006)
Radius Health, Inc. (a)	(37,000)	(1,743,440)
Sage Therapeutics, Inc. (a)	(25,600)	(1,148,416)
Sarepta Therapeutics, Inc. (a)	(68,300)	(1,726,624)
Seattle Genetics, Inc. (a)	(40,300)	(1,936,818)
Seres Therapeutics, Inc. (a)	(37,900)	(414,626)
Synergy Pharmaceuticals, Inc. (a)	(337,870)	(1,378,510)
Ultragenyx Pharmaceutical, Inc. (a)	(28,600)	(1,809,808)
Zafgen, Inc. (a)	(3,378)	(10,269)
ZIOPHARM Oncology, Inc. (a)	(253,200)	(1,230,552)
		(58,852,903)
Building Products (0.2%)
Trex Co., Inc. (a)	(43,400)	(2,104,900)

Chemicals (0.5%)
Flotek Industries, Inc. (a)	(251,500)	(3,571,300)
Platform Specialty Products Corp. (a)	(112,000)	(1,030,400)
Senomyx, Inc. (a)	(78,300)	(245,862)
Tronox, Ltd. Class A	(6,441)	(41,802)
		(4,889,364)
Commercial Services & Supplies (0.1%)
Mobile Mini, Inc.	(34,727)	(1,128,975)

Communications Equipment (1.0%)
Applied Optoelectronics, Inc. (a)	(28,924)	(342,460)
Arista Networks, Inc. (a)	(48,000)	(3,420,960)
NetScout Systems, Inc. (a)	(2,800)	(78,344)
Oclaro, Inc. (a)	(436,300)	(2,499,999)
Palo Alto Networks, Inc. (a)	(26,800)	(3,507,852)
		(9,849,615)
Construction & Engineering (0.1%)
Argan, Inc.	(18,000)	(830,340)

Consumer Finance (1.4%)
Credit Acceptance Corp. (a)	(17,300)	(3,125,591)
LendingClub Corp. (a)	(45,600)	(210,672)
Navient Corp.	(213,900)	(3,037,380)
OneMain Holdings, Inc. (a)	(126,100)	(3,636,724)
Santander Consumer USA Holdings, Inc. (a)	(291,200)	(3,200,288)
		(13,210,655)
Diversified Consumer Services (0.4%)
Chegg, Inc. (a)	(27,186)	(146,533)
LifeLock, Inc. (a)	(95,500)	(1,597,715)
Sotheby's	(8,600)	(278,554)
Weight Watchers International, Inc. (a)	(123,000)	(1,467,390)
		(3,490,192)
Diversified Telecommunication Services (0.1%)
Globalstar, Inc. (a)	(344,081)	(409,456)
Straight Path Communications, Inc. (a)	(5,300)	(96,672)
		(506,128)
Electrical Equipment (0.2%)
Energous Corp. (a)	(31,600)	(392,472)
Enphase Energy, Inc. (a)	(52,612)	(94,702)
Fuelcell Energy, Inc. (a)	(1)	(5)
Power Solutions International, Inc. (a)	(41,000)	(721,190)
Sunrun, Inc. (a)	(120,900)	(626,262)
		(1,834,631)
Electronic Equipment, Instruments & Components (0.5%)
Cognex Corp.	(76,700)	(3,464,539)
Control4 Corp. (a)	(136,400)	(1,188,044)
FARO Technologies, Inc. (a)	(5,913)	(206,245)
		(4,858,828)
Energy Equipment & Services (0.2%)
CARBO Ceramics, Inc.	(49,400)	(696,540)
Fairmount Santrol Holdings, Inc. (a)	(128,300)	(878,855)
Nabors Industries, Ltd.	(4,000)	(36,000)
Seadrill, Ltd. (a)	(227,900)	(676,863)
		(2,288,258)
Food Products (0.5%)
Amplify Snack Brands, Inc. (a)	(94,200)	(1,343,292)
Blue Buffalo Pet Products, Inc. (a)	(127,200)	(3,266,496)
		(4,609,788)
Health Care Equipment & Supplies (1.1%)
Abiomed, Inc. (a)	(900)	(106,173)
Antares Pharma, Inc. (a)	(383,400)	(383,400)
Cerus Corp. (a)	(538,800)	(3,981,732)
DexCom, Inc. (a)	(41,600)	(3,836,768)
Endologix, Inc. (a)	(60,039)	(847,150)
GenMark Diagnostics, Inc. (a)	(5,519)	(58,778)
K2M Group Holdings, Inc. (a)	(6,700)	(112,292)
Spectranetics Corp. (The) (a)	(63,400)	(1,469,612)
		(10,795,905)
Health Care Providers & Services (1.9%)
AAC Holdings, Inc. (a)	(112,600)	(2,552,642)
Acadia Healthcare Co., Inc. (a)	(61,500)	(3,474,750)
Adeptus Health, Inc. Class A (a)	(62,400)	(2,781,168)
BioScrip, Inc. (a)	(163,700)	(419,072)
Brookdale Senior Living, Inc. (a)	(199,700)	(3,688,459)
Capital Senior Living Corp. (a)	(28,800)	(561,024)
HealthEquity, Inc. (a)	(111,900)	(3,303,288)
Premier, Inc. Class A (a)	(18,700)	(611,490)
Teladoc, Inc. (a)	(71,800)	(1,252,192)
		(18,644,085)
Health Care Technology (0.2%)
Castlight Health, Inc. Class B (a)	(184,500)	(688,185)
Inovalon Holdings, Inc. Class A (a)	(83,700)	(1,558,494)
		(2,246,679)
Hotels, Restaurants & Leisure (1.5%)
Habit Restaurants, Inc. (The) Class A (a)	(111,000)	(1,802,640)
Planet Fitness, Inc. Class A (a)	(37,800)	(774,900)
Scientific Games Corp. Class A (a)	(72,900)	(776,750)
Shake Shack, Inc. Class A (a)	(87,800)	(3,512,878)
Wingstop, Inc.	(42,200)	(1,097,200)
Wynn Resorts, Ltd.	(37,000)	(3,624,150)
Zoe's Kitchen, Inc. (a)	(64,800)	(2,302,992)
		(13,891,510)
Household Durables (0.9%)
Hovnanian Enterprises, Inc. Class A (a)	(929,900)	(1,711,016)
LGI Homes, Inc. (a)	(100,400)	(3,446,732)
William Lyon Homes Class A (a)	(193,184)	(3,351,742)
		(8,509,490)
Independent Power & Renewable Electricity Producers (0.5%)
Atlantica Yield PLC	(86,900)	(1,751,035)
TerraForm Power, Inc. Class A (a)	(278,200)	(3,271,632)
		(5,022,667)
Insurance (0.7%)
Ambac Financial Group, Inc. (a)	(187,400)	(3,406,932)
MBIA, Inc. (a)	(445,472)	(3,759,784)
		(7,166,716)
Internet & Catalog Retail (0.2%)
Duluth Holdings, Inc. Class B (a)	(8,100)	(200,880)
Etsy, Inc. (a)	(198,300)	(1,994,898)
		(2,195,778)
Internet Software & Services (1.9%)
2U, Inc. (a)	(104,100)	(3,641,418)
Benefitfocus, Inc. (a)	(80,200)	(3,448,600)
Box, Inc. Class A (a)	(168,500)	(1,963,025)
Hortonworks, Inc. (a)	(288,400)	(3,377,164)
New Relic, Inc. (a)	(62,900)	(2,166,276)
Pandora Media, Inc. (a)	(140,300)	(1,908,080)
TrueCar, Inc. (a)	(228,900)	(2,144,793)
		(18,649,356)
IT Services (0.4%)
Black Knight Financial Services, Inc. Class A (a)	(29,900)	(1,161,615)
Square, Inc. Class A (a)	(168,400)	(1,695,788)
Unisys Corp. (a)	(63,102)	(625,341)
		(3,482,744)
Life Sciences Tools & Services (0.2%)
Accelerate Diagnostics, Inc. (a)	(33,231)	(652,989)
Pacific Biosciences of California, Inc. (a)	(187,045)	(1,599,235)
		(2,252,224)
Machinery (0.4%)
Navistar International Corp. (a)	(87,121)	(1,116,891)
Proto Labs, Inc. (a)	(43,600)	(2,399,744)
RBC Bearings, Inc. (a)	(370)	(28,131)
		(3,544,766)
Media (0.4%)
Cumulus Media, Inc. Class A (a)	(31)	(12)
Lions Gate Entertainment Corp.	(168,800)	(3,374,312)
		(3,374,324)
Metals & Mining (0.6%)
Royal Gold, Inc.	(31,465)	(2,660,051)
Southern Copper Corp.	(19,900)	(517,201)
Tahoe Resources, Inc.	(158,315)	(2,463,381)
		(5,640,633)
Multiline Retail (0.1%)
Sears Holdings Corp. (a)	(82,067)	(1,264,652)

Oil, Gas & Consumable Fuels (1.3%)
Cheniere Energy, Inc. (a)	(34,000)	(1,422,220)
Clayton Williams Energy, Inc. (a)	(49,000)	(1,847,790)
Clean Energy Fuels Corp. (a)	(489,900)	(1,464,801)
Cobalt International Energy, Inc. (a)	(544,927)	(811,941)
GasLog, Ltd.	(94,700)	(1,266,139)
Golar LNG, Ltd.	(171,900)	(2,915,424)
Green Plains, Inc.	(28,100)	(637,308)
Synergy Resources Corp. (a)	(180,800)	(1,177,008)
Teekay Tankers, Ltd. Class A	(206,100)	(607,995)
		(12,150,626)
Pharmaceuticals (0.8%)
Aerie Pharmaceuticals, Inc. (a)	(54,300)	(942,105)
Aratana Therapeutics, Inc. (a)	(5,707)	(43,316)
Cempra, Inc. (a)	(77,300)	(1,389,081)
Innoviva, Inc.	(76,500)	(984,555)
Intra-Cellular Therapies, Inc. (a)	(36,971)	(1,508,417)
Relypsa, Inc. (a)	(72,800)	(2,325,232)
Repros Therapeutics, Inc. (a)	(3,732)	(7,912)
Revance Therapeutics, Inc. (a)	(15,210)	(205,183)
TherapeuticsMD, Inc. (a)	(53,376)	(414,731)
		(7,820,532)
Professional Services (0.0%)‡
Acacia Research Corp.	(54,000)	(292,140)

Real Estate Investment Trusts (0.1%)
New York Mortgage Trust, Inc.	(12,701)	(83,065)
Redwood Trust, Inc.	(31,123)	(444,125)
		(527,190)
Real Estate Management & Development (0.8%)
CBRE Group, Inc. Class A, Class A (a)	(64,200)	(1,826,490)
Howard Hughes Corp. (The) (a)	(27,400)	(3,273,204)
St. Joe Co. (The) (a)	(149,100)	(2,747,913)
		(7,847,607)
Semiconductors & Semiconductor Equipment (0.5%)
Cypress Semiconductor Corp.	(134,985)	(1,571,225)
SunPower Corp. (a)	(223,300)	(3,255,714)
		(4,826,939)
Software (1.6%)
Atlassian Corp. PLC Class A (a)	(123,900)	(3,713,283)
FireEye, Inc. (a)	(202,800)	(3,532,776)
Glu Mobile, Inc. (a)	(275,800)	(645,372)
Splunk, Inc. (a)	(38,600)	(2,414,044)
Tyler Technologies, Inc. (a)	(8,300)	(1,353,066)
Workday, Inc. Class A (a)	(42,800)	(3,566,952)
		(15,225,493)
Specialty Retail (1.1%)
Conn's, Inc. (a)	(328,200)	(2,333,502)
Container Store Group, Inc. (The) (a)	(89,500)	(494,935)
Lumber Liquidators Holdings, Inc. (a)	(184,600)	(2,774,538)
MarineMax, Inc. (a)	(87,300)	(1,763,460)
Mattress Firm Holding Corp. (a)	(1,742)	(51,981)
Monro Muffler Brake, Inc.	(400)	(25,048)
Party City Holdco, Inc. (a)	(18,400)	(294,768)
Restoration Hardware Holdings, Inc. (a)	(96,700)	(2,979,327)
		(10,717,559)
Technology Hardware, Storage & Peripherals (0.9%)
3D Systems Corp. (a)	(230,900)	(3,091,751)
Nimble Storage, Inc. (a)	(10,771)	(80,136)
Pure Storage, Inc. Class A (a)	(181,400)	(2,285,640)
Stratasys, Ltd. (a)	(150,400)	(3,149,376)
Violin Memory, Inc. (a)	(1)	(3)
		(8,606,906)
Textiles, Apparel & Luxury Goods (0.2%)
Iconix Brand Group, Inc. (a)	(229,800)	(1,654,560)

Thrifts & Mortgage Finance (0.1%)
Nationstar Mortgage Holdings, Inc. (a)	(32,400)	(409,212)
Ocwen Financial Corp. (a)	(81,000)	(162,000)
		(571,212)
Trading Companies & Distributors (0.4%)
Aircastle, Ltd.	(69,400)	(1,542,068)
Textainer Group Holdings, Ltd.	(208,300)	(2,474,604)
		(4,016,672)
Transportation Infrastructure (0.0%)‡
Macquarie Infrastructure Corp.	(3,398)	(260,457)

Total Common Stocks Sold Short (Proceeds $303,713,711)		(300,299,223)

Exchange-Traded Fund Sold Short (1.2%) (b)
SPDR S&P 500 ETF Trust	(51,011)	(11,077,039)
Total Exchange-Traded Funds Sold Short (Proceeds $11,044,909)		(11,077,039)

	Number of Warrants	Value
Warrants Sold Short (0.0%)‡
Energy Equipment & Services (0.0%)‡
Hercules Offshore, Inc. Expires 11/08/21 (a)(c)(d)	(662)	(21)

Total Warrants Sold Short (Proceeds $0)		(21)
Total Investments Sold Short (Proceeds $314,758,620)	(32.5)%	(311,376,283)
Total Investments, Net of Investments Sold Short (Cost $818,952,949)	100.1	958,706,742
Other Assets, Less Liabilities	(0.1)	(881,869)
Net Assets	100.0%	$957,824,873

¤	Among the Fund's 10 largest holdings, as of July 31, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(c)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2016, the total market value of the fair valued securities was $(21), which represented less than one-tenth of a percent of the Fund's net assets.
(d)	Illiquid security - As of July 31, 2016, the total market value of this security deemed illiquid under procedures approved by the Board of Trustees was $(21), which represented less than one-tenth of a percent of the Fund's net assets.
(e)	As of July 31, 2016, cost was $1,139,978,152 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$154,058,953
Gross unrealized depreciation	(23,954,080)
Net unrealized appreciation	$130,104,873

The following abbreviation is used in the preceding pages:
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016, for valuing the Fund's assets and liabilities. Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,270,083,025	$—	$—	$1,270,083,025
Total Investments in Securities	$1,270,083,025	$—	$—	$1,270,083,025

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities Sold Short (a)
Common Stocks Sold Short	$(300,299,223)	$—	$—	$(300,299,223)
Exchange Traded Fund Sold Short	(11,077,039)	—	—	(11,077,039)
Warrants Sold Short	—	(21)	—	(21)
Total Investments in Securities Sold Short	(311,376,262)	(21)	—	(311,376,283)
Total Investments in Securities Sold Short and Other Financial Instruments	$(311,376,262)	$(21)	$—	$(311,376,283)

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

MainStay Funds Trust

NOTES TO PORTFOLIOS OF INVESTMENTS July 31, 2016 (Unaudited)

SECURITIES VALUATION.

Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (generally 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").

The Board of Trustees (the "Board") of the MainStay Funds Trust adopted procedures establishing methodologies for the valuation of each Fund's securities and other assets and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Funds (the "Valuation Committee"). The Board authorized the Valuation Committee to appoint a Valuation Sub-Committee (the "Sub-Committee") to deal in the first instance with establishing the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under these procedures. The Sub-Committee meets (in person, via electronic mail or via teleconference) on an as-needed basis. Subsequently, the Valuation Committee meets to ensure that actions taken by the Sub-Committee were appropriate. The procedures recognize that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for the Funds' assets and liabilities) rests with New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), aided to whatever extent necessary by the Subadvisor(s) to each Fund.

To assess the appropriateness of security valuations, the Manager, Subadvisor(s) or the Funds' third party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third party pricing services or broker sources. For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Sub-Committee deals in the first instance with such valuation and the Valuation Committee reviews and affirms the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering all relevant information that is reasonably available. Any action taken by the Sub-Committee with respect to the valuation of a portfolio security or other asset is submitted by the Valuation Committee to the Board for its review and ratification, if appropriate, at its next regularly scheduled meeting.

"Fair value" is defined as the price that a Fund would receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Fund. Unobservable inputs reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for an identical asset or liability
•	Level 2 – other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds' own assumptions about the assumptions that market participants would use in measuring the fair value of an asset or liability)

The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. As of July 31, 2016, the aggregate value by input level of each Fund's assets and liabilities is included at the end of each Fund's respective Portfolio of Investments.

The Funds may use third party vendor evaluations, whose prices may be derived from one or more of the following standard inputs among others:

• Benchmark yields	• Reported trades
• Broker dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Funds generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of the security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Funds' valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Funds' valuation procedures are designed to value a security at the price a Fund may reasonably expect to receive upon its sale in an orderly transaction, there can be no assurance that any fair value determination there under would, in fact, approximate the amount that a Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended July 31, 2016, there were no material changes to the fair value methodologies.

Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not readily available from a third party pricing source or, if so provided, does not, in the opinion of the Manager or Subadvisor(s) reflect the security’s market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities for which market quotations or observable inputs are not readily available are generally categorized as Level 3 in the hierarchy. As of July 31, 2016, securities that were fair valued in such a manner are shown in the Portfolio of Investments.

Certain securities held by certain Funds may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Funds' net asset values ("NAV(s)") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor(s) conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Sub-Committee may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with valuation procedures adopted by the Board and are generally categorized as Level 2 in the hierarchy. As of July 31, 2016, no foreign equity securities held by a Fund were fair valued in such a manner.

Investments in Underlying Funds are valued at their respective NAV(s) at the close of business each day. Securities held by the Underlying Funds are valued using policies consistent with those used by the Underlying Funds, as described in the paragraphs below. These securities are generally categorized as Level 1 in the hierarchy.

Equity securities and shares of Exchange-Traded Funds are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Investments in mutual funds, including money market funds, are valued at their respective NAV(s) as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or brokers selected by the Manager, in consultation with the Subadvisor(s). Those values reflect broker/dealer supplied prices and electronic data processing techniques, if the evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor(s) to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities, and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.

Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less at the time of purchase (“Short-Term Investments”) are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued at amortized cost are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.

Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.

Swaps are marked to market daily based upon quotations from pricing agents, brokers, or market makers. These securities are generally categorized as Level 2 in the hierarchy.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy. As of July 31, 2016, the Floating Rate and Short Duration High Yield Funds held Level 3 securities with values of $113,085,585 and $687,619, respectively, that were valued by utilizing significant unobservable inputs.

The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.

A Fund security or other asset may be determined to be illiquid under procedures approved by the Board. Illiquidity of a security might prevent the sale of such security at a time when the Manager or Subadvisor(s) might wish to sell, and these securities could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of the Board, the Manager or Subadvisor(s) measure the liquidity of a Fund's investments; in doing so, the Manager or Subadvisor(s) may consider various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers, (iii) dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities generally will be valued by methods deemed reasonable in good faith in such a manner as the Board deems appropriate to reflect their fair value. The liquidity of each Fund's investments, as shown in their respective accompanying Portfolio of Investments, was measured as of July 31, 2016 and can change at any time in response to, among other relevant factors, market conditions or events or developments with respect to an individual issuer or instrument. As of July 31, 2016, securities deemed to be illiquid under procedures approved by the Board are shown in the Portfolio of Investments.

Item 2. Controls And Procedures.

(a)	Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY FUNDS TRUST

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Date:	September 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Date:	September 28, 2016

By:	/s/ Jack R. Benintende
Jack R. Benintende
Treasurer and Principal Financial and
Accounting Officer

Date:	September 28, 2016